    As filed with the Securities and Exchange Commission on April 26, 2004


                                                             File No. 333-67904
                                                             File No. 811-05343

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4

          Registration Statement Under the Securities Act of 1933   [X]

                        Pre-Effective Amendment No.                 [_]
                        Post-Effective Amendment No. 5              [X]


                                    and/or


                  For Registration Under the Investment Company Act of 1940  [X]

                                     Amendment No. 124                       [X]

                            (check appropriate box or boxes)

                     GE Life & Annuity Separate Account 4
                          (Exact Name of Registrant)

                     GE Life and Annuity Assurance Company
                           (Exact Name of Depositor)

                6610 West Broad Street Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6910
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.
       Vice President, Associate General Counsel and Assistant Secretary
                     GE Life and Annuity Assurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230
                    (Name and Address of Agent for Service)

          -----------------------------------------------------------

Approximate Date of Proposed Public Offering: April 30, 2004


It is proposed that this filing will become effective (check appropriate box):

[_]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on April 30, 2004 pursuant to paragraph (b) of Rule 485

[_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_]  on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment


================================================================================

                     GE Life & Annuity Separate Account 4
                   Prospectus For Scheduled Purchase Payment

                      Variable Deferred Annuity Contracts


                                  Issued by:
                     GE Life and Annuity Assurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: 1-800-352-9910

--------------------------------------------------------------------------------

This prospectus gives details about the contract that you should know before investing. Please read this prospectus carefully and keep it for future reference.

This prospectus describes scheduled purchase payment variable deferred annuity contracts (the "contracts") for individuals or groups and certain qualified and non-qualified retirement plans. GE Life and Annuity Assurance Company (the "Company," "we," "us," or "our") issues the contract.

The contract offers you the payment of periodic annuity benefits and the accumulation of contract value. If you satisfy certain conditions, you will receive lifetime annuity payments of a guaranteed minimum amount and the potential to receive more than the guaranteed minimum amount.


The contract requires you to make monthly payments in predetermined amounts to be eligible to receive guaranteed minimum payments at the time you annuitize the contract. We must receive these payments by a set date ("due date") each month. If we receive your payment on the due date, we will allocate your payment to a Subaccount that invests in shares of the Total Return Fund of GE Investments Funds, Inc. If we receive your payment before its due date, we will allocate it to our Guarantee Account, which is part of our General Account, until the due date. On the due date, we will transfer that payment to the Subaccount. If we receive your payment more than 30 days after its due date, we will require you to pay interest on that payment (in addition to any monthly billing fee) and make the payment within one year of its due date to retain your eligibility to receive Guaranteed Minimum Income Payments (unless you meet the requirements for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule).



We anticipate that you will make your monthly payments by submitting payments to us on a monthly basis. However, we will allow you to supplement or prepay some, or all, of your monthly payments by making a lump sum payment of at least a certain amount. If the lump sum amount is greater than six monthly payments, we will allocate that lump sum amount to a non-unitized separate account that we have established to hold the supplemental or prepayments you make. Amounts in the non-unitized separate account will earn a predetermined rate of interest. Depending upon your instructions and the amount of the lump sum payment received, we will use such lump sum payment to either lower the amount of some or all of your remaining monthly payments or to pay the entire amount of some or all of your remaining monthly payments. If you do not provide instructions when you make a lump sum payment, we will allocate that payment to our Guarantee Account until we receive your instructions.



Before your annuity payments begin, you may surrender or take withdrawals from your contract. Amounts you surrender or withdraw may be subject to a surrender or access charge; amounts you surrender or withdraw from the non-unitized separate account may also be subject to a Market Value Adjustment. You must repay any amount you receive from the Subaccount, plus interest, within one year of the withdrawal to retain your eligibility to receive Guaranteed Minimum Income Payments (unless you meet the requirements for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule).

The value of your contract before your annuity payments begin, and the amount of your annuity payments (if you lose your right to receive Guaranteed Minimum Income Payments), will depend upon the investment performance of the Total Return Fund of GE Investments Funds, Inc. You bear the risk of investment loss.

You should not purchase this contract unless you believe you can make all required payments and you intend to take your annuity benefits in the form of monthly income payments.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor has the SEC determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.

Your investment in the contract:

  . is Not a deposit of a bank

  . is Not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency

  . is Not available in every state


  . is Not guaranteed by us



A Statement of Additional Information, dated April 30, 2004, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus.


           For general information or to obtain free copies of the:

                        .  Statement of Additional Information;

                        .  annual report for the Variable Account;

                        . prospectus, annual report or semi-annual report for the Total Return Fund of GE Investments Funds, Inc.; or

                        .  any required forms,

                              call us at 1-800-352-9910; or

                              write us at: GE Life and Annuity Assurance Company
                                           6610 West Broad Street
                                           Richmond, Virginia 23230

           The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov


The date of this prospectus is April 30, 2004.

Table of Contents







  Definitions............................................................  5

  Fee Tables.............................................................  9
   Examples.............................................................. 12

  Synopsis............................................................... 14

  Condensed Financial Information........................................ 24

  Investment Results..................................................... 24

  Financial Statements................................................... 25

  The Company............................................................ 25

  The Variable Account................................................... 26
   The Subaccount and the Total Return Fund of GE Investments Funds, Inc. 26
   Voting Rights......................................................... 28
   Changes to the Variable Account and the Subaccount.................... 29

  The Guarantee Account and The Immediate Installment Account............ 30
   The Guarantee Account................................................. 30
   The Immediate Installment Account..................................... 31

  The Contract........................................................... 34
   Purchasing a Contract................................................. 34
   Ownership............................................................. 35
   Assignment............................................................ 36
   Guaranteed Minimum Income Payments.................................... 36
   Purchase Payments..................................................... 37
   Annuity Cross Funding Program......................................... 42
   Grace Period.......................................................... 45
   Reinstatement......................................................... 46
   Scheduled Purchase Payments........................................... 47
   Flexible Purchase Payments and Intermediate Installments.............. 47
   Allocation of Purchase Payments....................................... 49
   Optional Riders....................................................... 49
   Valuation of Accumulation Units....................................... 53

  Surrenders and Partial Withdrawals..................................... 55

  Charges and Other Deductions........................................... 60
   Surrender Charges, Access Charges and Market Value Adjustments........ 61
   Asset Charge.......................................................... 69
   Monthly Billing Fee................................................... 69
   Deduction for Taxes................................................... 70
   Purchase Payments for the Optional Riders............................. 70
   Other Charges and Deductions.......................................... 70

   The Death Benefit....................................................  71
    Death Benefit Upon Death of an Owner before the Annuity Commencement
      Date..............................................................  71
    Death Benefit Amount................................................  71
    Required Distributions..............................................  71
    Distribution Rules..................................................  72
    Death Benefit after the Annuity Commencement Date...................  73

   Benefits at Annuity Commencement Date................................  74

   Guaranteed Minimum Income Payments...................................  77
    If the Guaranteed Minimum Income Payment is in Effect...............  77
    Reduced Guaranteed Minimum Income Payments..........................  78
    If the Guaranteed Minimum Income Payment is Not in Effect...........  79

   Optional Payment Plans...............................................  80

   Federal Tax Matters..................................................  83
    Introduction........................................................  83
    Taxation of Non-Qualified Contracts.................................  83
    Qualified Retirement Plans..........................................  89
    Federal Income Tax Withholding......................................  93
    State Income Tax Withholding........................................  93
    Tax Status of the Company...........................................  93
    Changes in the Law..................................................  93

   Requesting Payments..................................................  94

   Sales of the Contract................................................  96

   Additional Information...............................................  98
    Owner Questions.....................................................  98
    Return Privilege....................................................  98
    State Regulation....................................................  98
    Records and Reports.................................................  98
    Other Information...................................................  99
    Legal Matters.......................................................  99

   GE Life and Annuity Assurance Company................................ 100

   Experts.............................................................. 148

   GE Life & Annuity Separate Account and Financial Statements

   Table of Contents -- Statement of Additional Information

Definitions

                      The following defined terms are used throughout this prospectus:

                      Accumulation Period -- The period from the date your contract is issued until the date annuity payments begin.

                      Accumulation Unit -- An accounting unit of measure we use to calculate the value of the Subaccount until the date annuity payments begin.

                      Adjustment Account -- An account that we establish for each contract to keep track of the cumulative amount, if any, by which the Calculated Level Monthly Benefits fall short of the Guaranteed Minimum Income Payments.

                      Annual Variable Annuity Benefit -- The Income Payment calculated annually by multiplying the number of Annuity Units for a contract by the Annuity Unit value as of the Annuity Commencement Date and each anniversary of the Annuity Commencement Date.


                      Annuitant/Joint Annuitant -- The person(s) named in the contract whose age and, where appropriate, gender, determine Monthly Income Payments. The Owner must also be named as the Annuitant unless the Owner is not a natural person.



                      Annuity Commencement Date -- The date Income Payments are scheduled to begin as chosen at the time of application. This date must be a date at least 10 years from the date the contract is issued and may not be changed once the contract is issued.


                      Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent Annual Variable Annuity Benefit.

                      Annuity Year -- The twelve month period beginning on the Annuity Commencement Date or any anniversary of that date thereafter.

                      Calculated Level Monthly Benefit -- One-twelfth of the Annual Variable Annuity Benefit plus level interest over a twelve month period.

                      Code -- The Internal Revenue Code of 1986, as amended.

                      Contract Date -- The date we issue your contract. Your Contract Date is shown on your contract's data pages.

                      Contract Value -- The sum of your contract's Guarantee Account Value, Subaccount Value, and Immediate Installment Account Value.

                      Contract Year -- Each one year period of time beginning on the date your contract is issued and ending on the contract anniversary date. The next contract year will begin on that contract anniversary date and commence on the next contract anniversary date and so on.

                      Death Benefit -- The benefit payable under a contract upon the death of any Owner (or the Annuitant if the Owner is a non-natural person) before the Annuity Commencement Date.

                      Designated Beneficiary(ies) -- The person(s) or entity(ies) designated by the Owner to receive the Death Benefit.

                      Flexible Purchase Payment -- A Purchase Payment that is not a Scheduled Purchase Payment.

                      Funding Annuity -- A variable deferred annuity issued by GE Life and Annuity Assurance Company or one of its affiliated companies that is purchased on the same date as the variable deferred annuity contract described by this prospectus; the assets of the Funding Annuity are withdrawn and immediately allocated to this annuity.

                      General Account -- Assets of the Company other than those allocated to the Immediate Installment Account, the Variable Account or any other segregated asset account of the Company.

                      Guarantee Account -- An account established in our General Account to hold certain amounts under the contracts as described in this prospectus. The Guarantee Account is not part of and does not depend on the investment performance of the Variable Account.

                      Guarantee Account Value -- Your Guarantee Account Value equals Purchase Payments allocated to the Guarantee Account (plus transfers to the Guarantee Account from a Funding Annuity under an Annuity Cross Funding Program, if applicable) plus interest credited on those payments (or transfers), minus transfers and/or partial withdrawals made from the Guarantee Account (including, any premium tax and surrender charges assessed).


                      Guaranteed Minimum Income Payment -- The minimum amount of each monthly Income Payment paid to you upon annuitization of the contract, provided Scheduled Installments have been made to the Subaccount in accordance with the terms of the contract.


                      Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

                      Immediate Installments -- A monthly series of equal transfers from the Immediate Installment Account to the Subaccount.

                      Immediate Installment Account -- GE Life & Annuity Separate Account 6, a separate account of the Company to which your Flexible Purchase Payments are allocated.

                      Immediate Installment Account Value -- The present value of the future Immediate Installments to be made from the Immediate Installment Account. This amount includes any applicable Market Value Adjustment.

                      Income Payment -- One of a series of payments made under either monthly Income Payments at the Annuity Commencement Date or one of the Optional Payment Plans.


                      Market Value Adjustment -- A positive or negative adjustment included in the Contract Value when any amounts are surrendered or partially withdrawn (including Death Benefit payments) from the Immediate Installment Account.

                      Monthly Due Date -- The date each month on which Scheduled Installments and Scheduled Purchase Payments are due. This date is the same day in each month as your Contract Date. If the Monthly Due Date is the 29th, 30th or 31st of a month, then for months without such dates, the last day of that month is the Monthly Due Date. In addition, if the Monthly Due Date falls on any date when the New York Stock Exchange is closed, the amount of the Scheduled Installment, if received, will be allocated to the Subaccount on the next Valuation Day.



                      Non-Qualified Contract -- A contract which is not issued in connection with a retirement plan which receives special tax treatment under the Code.

                      Owner -- The person or persons (in the case of Joint Owners) entitled to exercise all ownership rights stated in the contract. The Owners are shown on the contract's data pages. "You" or "your" refers to the Owner or Joint Owners.

                      Portfolio -- The Total Return Fund of GE Investments Funds, Inc.

                      Purchase Payment -- Any payment applied to the contract.

                      Qualified Contract -- A contract which qualifies for favorable tax treatment under the Code.

                      Scheduled Installment -- The amount required to be transferred or paid to the Subaccount on the Monthly Due Date in order to keep the Guaranteed Minimum Income Payment in effect.

                      Scheduled Purchase Payment -- The monthly Purchase Payment we require on the Monthly Due Date to ensure that the Scheduled Installment for that month is paid. This amount is shown on your contract's data pages.

                      Subaccount -- A division of the Variable Account which invests exclusively in shares of the Total Return Fund of GE Investments Funds, Inc.

                      Subaccount Value -- The Subaccount Value is equal to:

                         . the sum of all Scheduled Installments made to the
                           Subaccount; plus

                         . amounts adjusted for the reinvestment of dividends;
                           plus or minus

                         . net capital gains or losses (realized or
                           unrealized); minus

                         . any contract charges (including any premium tax and
                           surrender charges assessed); plus or minus

                         . partial withdrawals repaid to or taken from the
                           Subaccount.


                      Surrender Value -- The value of the contract as of the date we receive your written request for surrender at our Home Office, less any applicable premium tax, surrender charge, access charge, plus or minus any Market Value Adjustment, if applicable.


                      Valuation Day -- Each day the New York Stock Exchange is open for regular trading, except for days that the Total Return Fund of GE Investments Funds, Inc. does not value its shares.

                      Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

                      Variable Account -- GE Life & Annuity Separate Account 4, a separate account we established to receive and invest the Scheduled Installments you make under this contract, in addition to amounts received from other variable annuity contracts we issue.

Fee Tables


                      The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.



Contract Owner Transaction Expenses
----------------------------------------------------------------------------------------------
  Surrender Charge (as a percentage of  Contract Year in which    Surrender Charge (as a
   purchase payments withdrawn or       surrender or partial      Percentage of the lesser of
   surrendered)                         withdrawal is made        Scheduled Installments made
                                                                  to date, not previously
                                                                  withdrawn and the amount
                                                                  withdrawn or surrendered)/1/
                                        ------------------------------------------------------
                                                    1                          9%
                                                    2                          8%
                                                    3                          7%
                                                    4                          6%
                                                    5                          5%
                                                    6                          4%
                                                    7                          3%
                                                    8                          2%
                                               9 or after                      1%
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  Access Charge/2/                      Number of years remaining Access Charge (as a
                                        on each flexible purchase percentage of the Immediate
                                        payment until the date    Installment Account value
                                        established for the       withdrawn or surrendered)
                                        installment transfers to
                                        end
                                        ------------------------------------------------------
                                               6 and more                      6%
                                            5 but less than 6                  5%
                                            4 but less than 5                  4%
                                            3 but less than 4                  3%
                                            2 but less than 3                  2%
                                            1 but less than 2                  1%
                                            0 but less than 1                  1%
----------------------------------------------------------------------------------------------
Annual Interest Rate Charged on                                                6%
 Scheduled Installments/3/
----------------------------------------------------------------------------------------------
Annual Interest Rate Charged on                                                6%
 Withdrawal Repayments/4/
----------------------------------------------------------------------------------------------
Monthly Billing Fee/5/                                                       $10.00
----------------------------------------------------------------------------------------------


                     /1 /Withdrawals repaid within 12 months are not considered withdrawals for the purposes of the surrender charge calculation. A surrender charge will not be assessed if the Surrender Value is applied to Optional Payment Plan 1, Plan 2 (with a period certain of 10 or more years) or Plan 5.


                    /2/ All surrenders and withdrawals from the Immediate
                        Installment Account will be subject to a Market Value Adjustment as well as an Access Charge. An Access Charge will not be assessed if the Surrender Value is applied to Optional Payment Plan 1, Plan 2 (with a period certain of 10 or more years) or Plan 5.

                    /3/ If a Scheduled Installment remains in default past the end of the applicable grace period, a charge will be assessed to the amount in default at an effective annual rate of 6%.

                    /4/ You must repay the amount of any withdrawals from the
                        Subaccount plus any applicable interest on the amount received within one year from the date of the partial withdrawal, but no later than the Annuity Commencement Date to retain your eligibility to receive Guaranteed Minimum Income Payments, unless you meet the requirements for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule. If any repayment of a withdrawal is not made by the Monthly Due Date next following the date of the partial withdrawal, you will be assessed a charge at an effective annual rate of 6% on the total amount withdrawn from the Subaccount, not yet repaid.


                    /5/ A $10.00 monthly billing fee will be assessed with all direct billed Scheduled Purchase Payments. This $10.00 fee is in addition to any required Scheduled Purchase Payment. The $10.00 monthly billing fee is taken prior to allocation of assets in the Subaccount.

                      The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.


Periodic Charges Other Than Portfolio Expenses
---------------------------------------------------------------------------------
Variable Account Annual Expenses
 (as a percentage of your average daily net assets in the Variable Account)
---------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                         1.35%
---------------------------------------------------------------------------------
  Administrative Expense Charge                                             0.15%
---------------------------------------------------------------------------------
Maximum Total Variable Account Annual Expenses                              1.50%
---------------------------------------------------------------------------------

Optional Riders/1,2/
---------------------------------------------------------------------------------


  Disability Benefit Rider Option/3/            Maximum of $8.11 per $100 of
                                                waived Scheduled Purchase
                                                Payment
--------------------------------------------------------------------------------
  Joint Annuitant Life Benefit Rider Option/3/  Maximum of $8.57 per $100 of
                                                waived Scheduled Purchase
                                                Payment
--------------------------------------------------------------------------------
  Unemployment Benefit Rider Option             $3.00 per $100 of waived monthly
                                                payment
--------------------------------------------------------------------------------

                    /1/ The payment for the Optional Benefits is due with the
                        Scheduled Purchase Payment and taken prior to the allocation of the Scheduled Purchase Payment to the Subaccount.

                    /2/ The Optional Benefits are not available to fully funded contracts or to contracts purchased through the Annuity Cross Funding Program (see the "Annuity Cross Funding Program" provision in this prospectus).

                    /3/ The fees charged for the optional riders vary depending upon the age and gender of the Annuitant and the amount and duration of the Scheduled Installments.

                      The next item shows the total operating expenses charged by the Total Return Fund of GE Investments Funds, Inc. that you may pay periodically during the time that you own the contract. More detail concerning the fees and expenses for the Total Return Fund of GE Investments Funds, Inc. is contained in its prospectus.


                   Annual Portfolio Expenses
                   -------------------------------------------------------------

                   (expenses that are deducted from Portfolio assets,
                    including management fees, and other expenses)         0.57%
                   -------------------------------------------------------------




                      The expenses for the Portfolio are deducted by the Portfolio before it provides us with the daily net asset values. We then deduct the Variable Account charges from the net asset value in calculating the unit value of the corresponding Subaccount. Management fees and other expenses for the Total Return Fund of GE Investments Funds, Inc. are more fully described in its prospectus. Information relating to the Portfolio was provided by the Portfolio and not independently verified by us.

EXAMPLES The Examples are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts. These costs included owner transaction expenses, contract and optional rider charges, and fees and expenses for the Total Return Fund of GE Investments Funds, Inc.

                      The Examples show the dollar amount of expenses that would bear directly or indirectly if you:

                         . invested $10,000 in the contract for time period
                           indicated;

                         . earned a 5% annual return on your investment;

                         . elected all available rider options; and

                         . surrendered your contract at the end of the stated
                           time period.

                      As this is an Example, your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender or annuitization of the contract.


                                          1 Year    3 Years   5 Years  10 Years
                                         --------- --------- --------- ---------

         Costs Based on Annual Portfolio
         Expenses                        $3,098.03 $3,336.74 $3,601.53 $4,488.04
       -------------------------------------------------------------------------

                      The next Example uses the same assumptions as the prior Example, except that it assumes that you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.


                                          1 Year    3 Years   5 Years  10 Years
                                         --------- --------- --------- ---------

         Costs Based on Annual Portfolio
         Expenses                        $2,198.03 $2,636.74 $3,101.53 $4,388.04
       -------------------------------------------------------------------------


                      Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5% which is not guaranteed. The above Examples assume:

                         . total Variable Account annual expenses of 1.50%
                           (deducted daily at an effective annual rate of the assets in the Variable Account);

                         . $196.80 for all the available rider options (charged
                           with the initial investment, but subtracted prior to allocation of assets to the Subaccount); and

                         . a $10.00 billing fee (charged with the initial
                           investment, but subtracted prior to allocation of assets to the Subaccount).

                      Deductions for premium taxes are not reflected, but may apply. If you did not elect all of the optional riders or if you only elected some of the optional riders, the expense figures shown above would be lower.

Synopsis

                      How does this contract work? The contract permits you to make Purchase Payments during the Accumulation Period. During this period, we invest your Purchase Payments in the Subaccount, the Immediate Installment Account, or the Guarantee Account.

                      Purchase Payments received will be allocated as follows:

                        (1) Any Scheduled Purchase Payment made on or after the
                            Monthly Due Date for purposes of satisfying a Scheduled Installment will be allocated to the Subaccount.


                        (2) Any Scheduled Purchase Payment made for purposes of
                            satisfying a Scheduled Installment, but received prior to that installment's Monthly Due Date, will be allocated to the Guarantee Account until the Monthly Due Date. On the Monthly Due Date, that Scheduled Purchase Payment will be transferred to the Subaccount.



                        (3) Any Flexible Purchase Payment received that is
                            greater than 6 times the amount of the Scheduled Purchase Payment and accompanied with complete transfer instructions will be allocated to the Immediate Installment Account. If no transfer instructions are received, the payment will be allocated to the Guarantee Account. Should the payment received exceed the amount required to make all remaining Scheduled Installments, the excess amount will be returned to the Owner within 7 days.


                        (4) Any Flexible Purchase Payment received that is
                            equal to or less than 6 times the amount of the Scheduled Purchase Payment will be allocated to the Guarantee Account.


                      On the Annuity Commencement Date, we apply your Contract Value to purchase a series of Income Payments (sometimes known as annuity payments). In turn, the Income Payments will be made to you each month. Each monthly Income Payment during an Annuity Year is equal in amount. Because we base the Income Payments on Subaccount performance, the amount of the payments may change from Annuity Year to Annuity Year. However, the amount paid per month will not be less than the Guaranteed Minimum Income Payment, provided all contractual requirements have been satisfied for receipt of those guaranteed payments. (See "The Contract," the "Benefits at Annuity Commencement Date" and the "Guaranteed Minimum Income Payments" provisions in this prospectus.)


                      Investments in the Subaccount vary with the investment performance of the Total Return Fund of the GE Investments Funds, Inc. Over time, we transfer Purchase Payments invested in the Guarantee Account or the Immediate Installment Account, plus any interest earned, to the Subaccount.

                      Certain features described in this prospectus may vary from your contract. Please refer to your contract for those benefits that apply specifically to you.


                      What are the Guaranteed Minimum Income Payments? The contract offers you guaranteed periodic annuity benefits that can protect against the adverse results of poor Subaccount performance. If you make all Scheduled Installments on time and pay back the amount of any partial withdrawal received from the Subaccount with interest within one year of the partial withdrawal (but not later than the Annuity Commencement Date selected at the time of application; the Annuity Commencement Date must be a date at least 10 years from the date the contract is issued), then we guarantee that no matter how the Subaccount performs, each monthly Income Payment you receive will never be less than the amount of the Guaranteed Minimum Income Payment.


                      Should you miss a Scheduled Installment, you may still meet the requirement for making Scheduled Installments by:


                        (1) paying any missed Scheduled Installment(s) and any
                            missed monthly billing fee(s), with interest, within one year of the due date of the missed Scheduled Installment (but not later than the Annuity Commencement Date which must be a date least 10 years from the date the contract is issued); and


                        (2) making no more than 24 Scheduled Installments over
                            the life of the contract outside of the grace period (the grace period is 30 days after the date each Scheduled Installment is due).


                      Should you fail to meet the conditions listed above, you may still be entitled to reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule under the contract (see the "Guaranteed Minimum Income Payments" section in this Prospectus for additional information). If you do not meet the conditions listed above, and you are not entitled to reduced Guaranteed Minimum Income Payments under the contract, you will lose your right to Guaranteed Minimum Income Payments.




                      What happens if the right to Guaranteed Minimum Income Payments is lost? If you do not maintain the right to Guaranteed Minimum Income Payments by meeting the contractual requirements as outlined above:

                        (1) you remain subject to the Purchase Payment
                            limitations under the contract (i.e., you may not make payments in excess of all your original Scheduled Installment amounts); and


                        (2) you will NOT have Guaranteed Minimum Income
                            Payments when you annuitize the contract.

                      What are Scheduled Installments? When we issue the contract, you establish your Annuity Commencement Date, (which must be a date at least 10 years from the date the contract is issued) and we will establish a schedule of monthly payments to the Subaccount (called Scheduled Installments) during the Accumulation Period. Once established, the amount and frequency of Scheduled Installments cannot be changed. Once the contract is issued, your Annuity Commencement Date may not be changed.


                      When you apply for a contract, you provide us with:

                         . the length of the Accumulation Period you desire.
                           The Accumulation Period must be at least 10 years;


                         . the minimum number of years (between 10 and 50, in
                           five year increments) for which you would like Income Payments to be made; and


                         . one of the following items of information:

                             -- the amount of the Guaranteed Minimum Income
                                Payment you want; or

                             -- how much you want to pay per month and/or pay
                                in a lump sum.

                      We use this information to establish your Scheduled Installments.




                      Your Annuity Commencement Date must be at least 10 years from the date your contract is issued. However, you may elect to surrender your contract at any time after the issue date and receive a lump sum payment, subject to a surrender charge, any access charge and a Market Value Adjustment, if applicable. After 12 months from the date the contract is issued, you may surrender your contract and elect one of the Optional Payment Plans. If you elect to surrender your contract, a surrender charge and any applicable access and applicable Market Value Adjustment will be assessed unless you a elect Optional Payment Plan 1, Plan 2 (with a period certain of 10 or more years) or Plan 5. Your surrender charges and any access charges will be waived if you surrender your contract and apply the assets to Optional Payment Plan 1, 2 (with a period certain of 10 or more years) or Plan 5, however, you may still be subject to a Market Value Adjustment if you have assets allocated to the Immediate Installment Account at the time of surrender. If you elect to surrender your contract and apply the assets to any Optional Payment Plan, you will lose all rights to Guaranteed Minimum Income Payments under the contract. We will calculate any Surrender Value as of the Valuation Day your request for surrender is received at our Home Office.


                      How do I pay the Scheduled Installments? You may pay Scheduled Installments by making:

                         . Scheduled Purchase Payments;

                         . Flexible Purchase Payments;

                         . transfers from another variable deferred annuity
                           contract issued by GE Life and Annuity Assurance Company (or one of its affiliated companies) under an approved Annuity Cross Funding Program; or

                         . a combination thereof.

                      See the "Purchase Payments" and the "Annuity Cross Funding Program" provisions in this prospectus.

                      By paying the Scheduled Purchase Payments on time, you ensure that the Scheduled Installments are met and your right to Guaranteed Minimum Income Payments is not lost.

                      You should not purchase the contract described in this prospectus if you believe that you may not be able to make all of the Scheduled Installments.


                      May I pay my Scheduled Purchase Payments automatically? You may use electronic fund transfers to make your monthly Scheduled Purchase Payments. If you do not use electronic fund transfers for your Scheduled Purchase Payments, we will charge you a $10.00 per month billing charge. See "The Contract" provision in this prospectus.


                      How do Flexible Purchase Payments work? Although we designed the contract as a scheduled purchase payment contract, you may make Flexible Purchase Payments subject to certain conditions. The amount of each Flexible Purchase Payment must be greater than 6 Scheduled Purchase Payments and be accompanied with sufficient transfer instructions in order for us to allocate the Flexible Purchase Payment to the Immediate Installment Account. We will allocate the Flexible Purchase Payment to the Guarantee Account if we do not receive transfer instructions or we receive insufficient transfer instructions from the Owner. Any Flexible Purchase Payment received that is less than or equal to 6 times the Scheduled Purchase Payments will also be automatically allocated to the Guarantee Account.

                      Amounts invested in the Immediate Installment Account earn interest at rates we declare and guarantee at the time of purchase. Although the Immediate Installment Account is a separate account, we assume the risk of investment gain or loss on the Immediate Installment Account's assets. We transfer certain amounts (called Immediate Installments) from the Immediate Installment Account to the Subaccount on a monthly basis to make your Scheduled Installment or supplement your Scheduled Purchase Payments in accordance with your instructions. The amount transferred from the Immediate Installment Account to the Subaccount will never exceed the amount of your Scheduled Installment minus the amount of your Scheduled Purchase Payment. Whether a transfer from the Immediate Installment Account makes your Scheduled

                      Installment or supplements your Scheduled Purchase Payment is dependent upon the amount in the Immediate Installment Account and your transfer instructions at the time the Flexible Purchase Payment is received. We determine the amount of the Immediate Installment we transfer each month to the Subaccount on the date the Flexible Purchase Payment is received accompanied with complete transfer instructions. This amount depends on:

                         . the amount of your Flexible Purchase Payment;

                         . the rate of interest that we credit to the Flexible
                           Purchase Payment; and

                         . the number of installments you choose.

                      Transfer instructions must include direction as to:

                        (1) whether the Flexible Purchase Payment is to be used
                            to fully pay some or all of your Scheduled
                            Installments; or

                        (2) whether the Flexible Purchase Payment is to be used
                            to lower the amount of some or all of your Scheduled Purchase Payments.


                      We will return to you any amount in excess of what is needed to make all Scheduled Installments. The excess amount will be returned to you within 7 days of our receipt.



                      Is the contract available as a Qualified Contract or a Non-Qualified Contract? We designed the contract for use in connection with certain types of retirement plans that receive favorable treatment under the Code ("Qualified Contracts"). This contract is also available in connection with retirement plans that do not qualify for such favorable treatment under the Code. Such contracts are referred to throughout this prospectus as "Non-Qualified Contracts." The information regarding the tax treatment of the contracts generally applies to Non-Qualified Contracts. Different rules and regulations may apply to contracts issued as Qualified Contracts. Please consult a qualified tax adviser for additional information.



                      What Surrender and Access Charges are associated with the contract? If you surrender your contract or take partial withdrawals before your Annuity Commencement Date, we may assess a surrender and/or access charge.


                       . For amounts partially withdrawn or surrendered from the Subaccount and/or the Guarantee Account, we will assess a surrender charge. We will determine this charge by assuming that the amount being withdrawn on the date of the partial withdrawal or surrender comes entirely from Scheduled Installments made to date and not previously withdrawn (withdrawals repaid within 12 months are not considered withdrawals for purposes of the surrender charge calculation). Depending upon the Contract Year of your surrender or partial withdrawal, the surrender charge will be anywhere from 9% to 1% of the lesser of:

                            (1) Scheduled Installments made to date and not
                                previously withdrawn (withdrawals repaid within 12 months are not considered withdrawals for purposes of the surrender charge calculation); and

                            (2) the amount withdrawn.

                       . For amounts partially withdrawn or surrendered from the Immediate Installment Account, we will assess an access charge. This charge will be anywhere from 6% to 1% of the Immediate Installment Account Value withdrawn depending on the duration of the remaining Immediate Installments. In addition, we will apply a Market Value Adjustment to determine the Immediate Installment Account Value and the amount available for a partial withdrawal or surrender from the Immediate Installment Account.

                      We may waive the surrender and/or access charges if you apply your Contract Value upon surrender to certain available Optional Payment Plans. See the "Charges and Other Deductions" provision in this prospectus.

                      Are there any other charges? We assess a daily charge, equal to an effective annual rate of 1.50%, against the average daily net assets of the Subaccount. This charge consists of a 0.15% administrative expense charge and a 1.35% mortality and expense risk charge.


                      A $10.00 monthly billing fee will be assessed with all direct billed Scheduled Purchase Payments.



                      If state premium taxes are assessed, we will deduct any state assessed premium taxes either:


                         . at the time your contract incurs such taxes;

                         . at surrender or distribution of the contract; or

                         . at any other time we choose.


                      Premium taxes may be taken from Purchase Payments or from proceeds at surrender, at the time of a partial withdrawal, annuitization, or death, as applicable. State premium taxes are based on the residence of the Owner at the time the tax is assessed. See the "Charges and Other Deductions" provision in this prospectus.

                      The Total Return Fund of GE Investments Funds, Inc. also has certain expenses. These include management fees and other expenses associated with its daily operations. See the provision entitled "Annual Expenses -- Total Return Fund of GE Investments Funds, Inc." in this prospectus. In addition, these expenses are more fully described in the prospectus for the Total Return Fund of GE Investments Funds, Inc.


                      There are various charges assessed for rider options. The maximum charge for each Optional Rider is listed in the "Fee Tables" provision in this prospectus. For additional information, see the "Optional Riders" provision in the section entitled "The Contract" in this prospectus.


                      For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision in this prospectus.

                      We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sales of the Contract" provision in this prospectus.


                      How do you calculate my monthly Income Payments? We will pay you a monthly income for life with a guaranteed minimum period beginning on the Annuity Commencement Date, provided the Annuitant is still living. The amount of your Income Payments depends on:


                         . your Contract Value;

                         . whether you are receiving Guaranteed Minimum Income
                           Payments;

                         . the age and gender of the Annuitant(s); and

                         . the specific payment plan you choose.

                      See the "Benefits at Annuity Commencement Date" provision in this prospectus.


                      What happens if an Owner dies before the Annuity Commencement Date? If any Owner dies before the Annuity Commencement Date while the contract is in force, the Joint Owner, if any becomes the sole Owner of the contract. If there is no Joint Owner, the Designated Beneficiary becomes the sole Owner of the contract. Certain distribution rules imposed by Federal tax law also will apply. However, spouses who are Designated Beneficiaries and not Joint Annuitants are not permitted spousal continuation under the contract. Under such circumstances, the distribution rules for non-spousal beneficiaries will apply. We may pay a Death Benefit to the Designated Beneficiary. See "The Death Benefit" provision in this prospectus.

                      May I surrender the contract or take a partial withdrawal? You may surrender the contract for its Surrender Value at any time before the Annuity Commencement Date. In addition, you may take partial withdrawals of at least $100 from Contract Value. If you surrender the contract or take a partial withdrawal, we may assess a surrender and/or access charge. Partial withdrawals will be made first from the Guarantee Account, then the Immediate Installment Account, and finally, the Subaccount, unless you request otherwise.


                      You may also surrender your contract on the Annuity Commencement Date for the Contract Value as of that Valuation Day, but without any surrender and/or access charges. In order to receive the lump sum payment, you must notify us at our Home Office of your intent to receive a lump sum payment on the Annuity Commencement Date within at least 10 business days and not more than 90 days prior to the Annuity Commencement Date. You will lose any Guaranteed Minimum Income Payments upon annuitization if you elect to receive a lump sum payment. You may be subject to income tax, and a 10% IRS penalty tax if you are younger than age 59 1/2 at the time of the partial withdrawal or surrender. A surrender or a partial withdrawal may also be subject to income tax withholding. In addition, taking a lump sum payment in lieu of annuity payments may have adverse tax consequences. See the "Federal Tax Matters" provision in this prospectus.



                      You must repay the amount of each partial withdrawal from the Subaccount (including any interest on the amount received at an effective annual rate of 6%), within one year of the partial withdrawal, but no later than the Annuity Commencement Date to retain your eligibility to receive Guaranteed Minimum Income Payments, unless you meet the requirements for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule. Interest will be assessed from the date of the partial withdrawal to the date we receive full repayment.


                      If you repay the amount of each partial withdrawal received from the Subaccount within 12 months of the partial withdrawal, we will reimburse the Subaccount in the amount of the surrender charge we assessed when you made the partial withdrawal. The reimbursed amount will come from the assets of our General Account. Such amounts will be allocated to the Subaccount on the Valuation Day your repayment of the partial withdrawal is received. (If your repayment of the partial withdrawal is received on a day when the New York Stock Exchange is not open or the Portfolio is not valuing its shares, we will allocate your repayment to the Subaccount on the next Valuation Day.) Because of this reimbursement, all subsequent amounts distributed from the Subaccount will be subject to a surrender charge.

                       For example:


                       Assume you have made Scheduled Installments of $18,000 during the first Contract Year and your Contract Value is $20,000 (all of which is allocated to the Subaccount) and you then request to take a partial withdrawal of $10,000 on May 1, 2005.



                       You will receive $9,100 assuming no premium taxes or income taxes are withheld. A surrender charge of $900 ($10,000 x 9%) will be withheld by us. To reinstate your Guaranteed Minimum Income Payment, you must pay to us $9,100 plus interest at a rate of 6% before May 1, 2006 (in addition to paying your regularly Scheduled Installments).



                       On August 1, 2005 you repay $5,000 plus interest of the $9,100 received in May. We will then allocate to the Subaccount your $5,000 plus $494.51 ($900 x $5,000/$9100). Then on December 1, 2005 you repay the remaining $4,100 plus interest of the $9,100 received in May. We will then allocate to the Subaccount your $4,100 plus $405.49 ($900 x $4100/$9100).


                      Partial withdrawals from the Immediate Installment
                      Account or Guarantee Account do not have to be repaid to receive your Guaranteed Minimum Income Payment, but you may have to increase the amount of your Scheduled
                      Purchase Payments since amounts withdrawn from those accounts will not be available for Scheduled Installments.

                      In addition, partial withdrawals may reduce your Death Benefit. See "The Death Benefit" provision in this prospectus.

                      For more information on surrenders and partial withdrawals, see the "Surrenders and Partial Withdrawals" provision in this prospectus.

                      Do I have a refund or return privilege? Yes. You have the right to return the contract to us at our Home Office within a certain number of days (usually 15 days from the date you receive the contract, but some states require different periods) and we will cancel the contract.


                      If you exercise this right, we will cancel the contract as of the Valuation Day we receive your contract with your written request to cancel. Upon receipt of such information, we will send you a refund equal to your Contract Value, plus or minus any applicable Market Value Adjustment, plus any deductions we have made from your Purchase Payments before their allocation to the contract. Alternatively, if required by the laws of your state, we will refund your Purchase Payments (less any partial withdrawals previously taken). See the "Additional Information -- Return Privilege" provision in this prospectus.

                      Are there optional benefits available under the contract? Optional benefits are available by purchasing one or more of the following riders with the contract. (Not all of the rider options listed below may be available in all states. In addition, the riders are not available to fully funded contracts or to contracts issued through an Annuity Cross Funding Program.) The riders are:



                         . Disability Benefit Rider Option;



                         . Joint Annuitant Life Benefit Rider Option; and



                         . Unemployment Benefit Rider Option.


                      See "The Contract" and the "Annuity Cross Funding Program" provisions in this prospectus for additional information.

Condensed Financial Information


                      The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Total Return Fund of GE Investments Funds, Inc. and the assessment of Variable Account charges. The Accumulation Unit value information for Accumulation Units outstanding are as follows:



                                                                Number of
                              Accumulation      Accumulation  Accumulation
                             Unit Values at    Unit Values at   Units at
Subaccount                 Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------
GE Investments Funds, Inc.       $10.89            $10.90       4,540,351   2003
Total Return Fund                 10.00              9.20         616,931   2002
--------------------------------------------------------------------------------


Investment Results

                      At times, the Variable Account may present its investment results or compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher.


                      Total returns assume an initial investment and include the reinvestment of all dividends and capital gains of the Total Return Fund of GE Investments Funds, Inc. and the deduction of Portfolio charges and expenses, the contract's mortality and expense risk charge and the administrative expense charge. Standardized total returns also reflect surrender charges, a maximum one month charge for the optional riders and a $10.00 billing fee. Non-standardized returns do not reflect charges for the optional riders or the $10.00 billing fee. Premium taxes are not reflected in any of the calculations, but may apply.

Financial Statements

                      The consolidated financial statements for the Company are set forth herein. The financial statements of the Variable Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call 1-800-352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.


The Company

                      We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states and the District of Columbia. Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

                      Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation. GNA Corporation, Capital Brokerage Corporation, GE Financial Assurance Holdings, Inc. and GE Investments Funds, Inc. are affiliates of the Company.

                      We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

                      For more information about us, see the provision entitled "GE Life and Annuity Assurance Company" in this prospectus.

The Variable Account

                      We established the Variable Account as a separate investment account on August 19, 1987. The Variable Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Variable Account to support the contract as well as for other purposes permitted by law.

                      Currently, only one Subaccount of the Variable Account is available under the contract. The Subaccount invests exclusively in shares of the Total Return Fund of GE Investments Funds, Inc. (other variable investment options may be available through an available Annuity Cross Funding Program. See the "Annuity Cross Funding" provision in this prospectus).

                      The assets of the Variable Account belong to us. Nonetheless, we do not charge the assets in the Variable Account with liabilities arising out of any other business which we may conduct. The assets of the Variable Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Variable
                      Account exceed its liabilities
                      arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Variable Account are credited to or charged against the Variable Account without regard to the income, gains, or losses arising out of any other business we may conduct.

                      We registered the Variable Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Variable Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Variable Account by the SEC. You assume the full investment risk for all amounts you allocate to the Variable Account.


THE SUBACCOUNT        There is one Subaccount of the Variable Account which
AND THE TOTAL         corresponds to the Total Return Fund of GE Investments
RETURN FUND OF        Funds, Inc. offered in the contract. The Total Return
GE INVESTMENTS        Fund of GE Investments Funds, Inc. is registered with the
FUNDS, INC.           SEC as an open-end management investment company under
                      the 1940 Act.

                      Before investing in the contract, carefully read the prospectus for the Total Return Fund of GE Investments Funds, Inc., along with this prospectus. We summarize the investment objective of the Total Return Fund of GE Investments Funds, Inc. in the following paragraph. There is no assurance that the Total Return Fund of GE Investments Funds, Inc. will meet this objective. We do not guarantee any minimum value for the amounts allocated to the Variable Account. You bear the investment risk of investing in the Total Return Fund of GE Investments Funds, Inc.

                      The investment objective and adviser to the Total Return Fund of GE Investments Funds, Inc. is as follows:


Investment Objective                                                       Adviser
-----------------------------------------------------------------------------------------------
Seeks to provide the highest total return, composed of current GE Asset Management Incorporated income and capital appreciation, as is consistent with prudent investment risk.
-----------------------------------------------------------------------------------------------


                      We will purchase shares of the Total Return Fund of GE Investments Funds, Inc. at net asset value and direct them to the Subaccount. We will redeem sufficient shares of the Total Return Fund of GE Investments Funds, Inc. at net asset value to pay Death Benefits, surrender proceeds, and partial withdrawals, to make Income Payments, or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Total Return Fund of GE Investments Funds, Inc. in shares of the Total Return Fund of GE Investments Funds, Inc. at its net asset value on the date of distribution. In other words, we do not pay dividends or capital gains of the Total Return Fund of GE Investments Funds, Inc. to Owners as additional units, but instead reflect them in unit values.

                      Shares of the Total Return Fund of GE Investments Funds, Inc. are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

                      When the Total Return Fund of GE Investments Funds, Inc. sells its shares both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When the Total Return Fund of GE Investments Funds, Inc. sells its shares to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

                      The Total Return Fund of GE Investments Funds, Inc. may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in the Total Return Fund of GE Investments Funds, Inc. could conflict. The Board of Directors of the Total Return Fund of GE Investments Funds, Inc. will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectus for the Total Return Fund of GE Investments Funds, Inc. for additional information.

VOTING RIGHTS         As required by law, we will vote shares of the Total
                      Return Fund of GE Investments Funds, Inc. held in the
                      Variable Account at special shareholder meetings based on instructions from you. The voting will be done in accordance with your instructions if you have Subaccount value or are receiving variable Income Payments. However, if the law changes and we are allowed to vote in our own right, we may elect to do so.


                      Before Income Payments begin, we will determine the number of votes which an Owner has the right to cast by dividing the value in the Subaccount by the net asset value of the Total Return Fund of GE Investments Funds, Inc. In determining the number of votes, we will recognize fractional shares. On or after Income Payments begin, an Owner's voting interest, if any, is determined by dividing the dollar value of the liability for future variable Income Payments to be paid from the Subaccount by the net asset value of the Total Return Fund of GE Investments Funds, Inc. We will designate a date for this determination not more than 90 days before the shareholder meeting.


                      We will vote shares of the Total Return Fund of GE Investments Funds, Inc. for which no timely instructions are received in the same proportion as those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

                      Whenever the Total Return Fund of GE Investments Funds, Inc. calls a shareholder meeting, Owners with voting interests in the Total Return Fund of GE Investments Funds, Inc. will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Total Return Fund of GE Investments Funds, Inc. will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

                      Since the Total Return Fund of GE Investments Funds, Inc. may engage in shared funding, other persons or entities besides us may vote shares of the Total Return Fund of GE Investments Funds, Inc.

CHANGES TO THE        We reserve the right, within the law, to make additions,
VARIABLE              deletions and substitutions for the Total Return Fund of
ACCOUNT AND           GE Investments Funds, Inc. We may substitute shares of
THE                   other portfolios for shares already purchased, or to be
SUBACCOUNT            purchased in the future, under the contract. This
                      substitution might occur if shares of the Total Return
                      Fund of GE Investments Funds, Inc. should no longer be available, or if investment in the Total Return Fund of GE Investments Funds, Inc. should become inappropriate for the purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the Total Return Fund of GE Investments
                      Funds, Inc., and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the current investment option, however, we reserve our right to do so should the current investment option become inappropriate to maintain the guarantees under the contract. We will only substitute the current investment with an equity based investment option should we exercise our right to substitute the current investment option in the future.
                      No substitution or deletion will be made to the contract without prior notice to you and before any necessary approval of the SEC in accordance with the 1940 Act.

                      We also reserve the right to establish additional subaccounts, each of which would invest in a separate portfolio of GE Investments Funds, Inc., or in shares of another investment company, with a specified investment objective. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary approval of the SEC. Not all subaccounts may be available to all classes of contracts.

                      If permitted by law, we may deregister the Variable Account under the 1940 Act in the event such registration is no longer required; manage the Variable Account under the direction of a committee; or combine the Variable Account with one of our other separate accounts of the Company. Further, to the extent permitted by applicable law, we may transfer the assets of the Variable Account to another separate account.

The Guarantee Account and
The Immediate Installment Account

THE GUARANTEE         Amounts in the Guarantee Account are held in, and are
ACCOUNT               part of, our General Account. The General Account
                      consists of our assets other than those allocated to our separate accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets in the General Account are chargeable with liabilities arising out of any business we may conduct.

                      Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures, or lack thereof, relating to the interests in the Guarantee Account and the General Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.

                      We allocate Scheduled Purchase Payments received in advance of the Monthly Due Date to the Guarantee Account. We then will transfer the required amount to fund the Scheduled Installment to the Subaccount as of the Monthly Due Date.


                      We allocate any Flexible Purchase Payment received that is equal to or less than 6 times the amount of the Scheduled Purchase Payment to the Guarantee Account. We also allocate Flexible Purchase Payments that we receive with insufficient transfer instructions to the Guarantee Account. Insufficient transfer instructions include when you do not tell us whether you want your Flexible Purchase Payment to:


                        (i) lower the amount of the Scheduled Purchase Payment
                            you must make each month; or

                       (ii) completely prepay a certain number or all of your
                            remaining Scheduled Installments.

                      The Flexible Purchase Payment will remain in the Guarantee Account and earn interest until we receive your instructions concerning the method of transfer. Once we have these instructions, we will establish a schedule of Immediate Installments and transfer your Flexible Purchase Payment from the Guarantee Account to the Immediate Installment Account. See "The Contract" provision in this prospectus.

                      We credit amounts in the Guarantee Account with interest daily at an effective annual interest rate of 3%. Amounts in the Guarantee Account do not reflect the investment performance of our General Account, or any portion thereof.

THE IMMEDIATE         Due to certain exclusionary provisions of the federal
INSTALLMENT           securities laws, we have not registered the Immediate
ACCOUNT               Installment Account as an investment company under the
                      1940 Act. Accordingly, the Immediate Installment Account is not generally subject to regulation under the 1940 Act. However, we have registered interests in the Immediate Installment Account under the 1933 Act, and disclosures relating to the interests in the Immediate Installment Account are subject to the provisions of that Act.

                      The Immediate Installment Account is a non-unitized separate account that we have established for the payment of future Immediate Installments. Provided we have sufficient direction from you to do so, we commit to make all future Immediate Installments at the time we accept your Flexible Purchase Payment and place that Flexible Purchase Payment into the Immediate Installment Account. The assets of the Immediate Installment Account equal, at the least, the reserves and other contract liabilities supported by the Immediate Installment Account. Like the Variable Account, but unlike the Guarantee Account, we do not charge the assets in the Immediate Installment Account with liabilities arising out of any other business which we may conduct. The assets of the Immediate Installment Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Immediate Installment Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Immediate Installment Account are credited to or charged against the Immediate Installment Account without regard to the income, gains, or losses arising out of any other business we may conduct.

                      For each Flexible Purchase Payment allocated to the Immediate Installment Account, we calculate a level monthly interest rate. The level monthly interest rate is the single rate at which the present value of the Immediate Installments generated equals the Flexible Purchase Payment less any premium tax. The level monthly interest rate will be different for each Flexible Purchase Payment made.

                      We have no specific formula for determining the level monthly interest rate. Our determination may be influenced by, but not necessarily correspond to, interest rates available on fixed income investments that we may acquire with the amounts we receive as Flexible Purchase Payments under the contract. We will invest these amounts primarily in investment-grade fixed income securities including, but not limited to:

                         . securities issued by the U.S. Government or its
                           agencies or instrumentalities - such securities may or may not be guaranteed by the U.S. Government;

                         . debt securities that have an investment grade, at
                           the time of purchase, within the four highest grades assigned by Moody's Investor Services, Inc., Standard & Poor's Corporation, or any other nationally recognized rating service;

                         . mortgage-backed securities collateralized by real
                           estate mortgage loans, or securities collateralized by other assets, that are insured or guaranteed by the Federal Home Loan Mortgage Association, the Federal National Mortgage Association, or the Government National Mortgage Association, or that have an investment grade at the time of purchase within the four highest grades described above; and

                         . other debt instruments, commercial paper, cash or
                           cash equivalents.

                      You will have no direct or indirect interest in these investments, and you do not share in the investment performance of the assets of the Immediate Installment Account. We also will consider other factors in determining the interest we credit on amounts allocated to the Immediate Installment Account including:

                         . regulatory and tax requirements;

                         . sales commissions;

                         . administrative expenses borne by us;

                         . general economic trends; and

                         . competitive factors.


                      Our management will make the final determination on the interest we credit. We cannot predict or guarantee the level of future interest rates. However, once an interest rate has been declared and your payment is invested in the Immediate Installment Account, that interest rate is guaranteed until the entire amount of that Flexible Purchase Payment has been transferred to the Subaccount through Immediate Installments or withdrawn from the Immediate Installment Account. You may call us at any time to obtain the current rate of interest applied to Flexible Purchase Payments allocated to the Immediate Installment Account. The rate of interest a Flexible Purchase Payment receives will be disclosed on your confirmation statement.


                      A Market Value Adjustment can increase or decrease the amounts surrendered from the Immediate Installment Account depending on current interest rate fluctuations. A Market Value Adjustment is not taken for amounts transferred from the Immediate Installment Account to the Subaccount for purposes of making a Scheduled Installment. When current interest rates are higher than the interest rate declared for your Flexible Purchase Payment(s), a Market Value Adjustment would reduce the value of the amount distributed. When current interest rates are lower than the interest rate declared for your Flexible Purchase Payment(s), a Market Value Adjustment would increase the value of the amount distributed. Consequently, the Immediate Installment Account Value will vary based on changes in interest rates since the date of your Flexible Purchase Payment, transfers of Immediate Installments and any partial withdrawals from the Immediate Installment Account. (See the "Charges and Other Deductions" provision in this prospectus.) We do not guarantee the Immediate Installment Account Value.

The Contract

                      The contract is a scheduled purchase payment variable deferred annuity contract. We describe your rights and benefits below and in the contract. Your contract may differ in certain respects from the description in this prospectus due to variations in state insurance law requirements. Your contract reflects what applies to you.

PURCHASING A          You may purchase a contract through an authorized sales
CONTRACT              representative. The sales representative will send your
                      completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers will prepare and execute a contract. We then send the contract to you through your sales representative. See the "Sales of the Contract" provision in this prospectus.

                      If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial Purchase Payment, which can be either a Scheduled Purchase Payment, a Flexible Purchase Payment or both, no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial Purchase Payment for no more than five business days. If the application cannot be completed within those five days, we will inform you of the reasons, and will return your initial Purchase Payment immediately (unless you specifically authorize us to keep the Purchase Payment until the application is complete). Once you complete your application, we must apply the initial Purchase Payment within two business days. Scheduled Purchase Payments will be applied to the Subaccount. Flexible Purchase Payments received with the application will be applied to the Immediate Installment Account or Guarantee Account (see the "Purchase Payment" provision in this prospectus). The date we apply the initial Purchase Payment becomes the Contract Date. We will apply any additional Purchase Payments received after the Contract Date on the Valuation Day on which they are received.

                      To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts. The person(s) designated as the Annuitant(s) must be younger than age 71.

                      We may sell the contract as Non-Qualified, as well as for use with certain qualified retirement plans. Please be aware that if you are purchasing the contract for use with a qualified retirement plan, the contract includes features such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. Please consult a tax adviser to determine whether this contract is an appropriate investment for the qualified retirement plan.

                      Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make Scheduled or Flexible Purchase Payments. Before making an exchange to acquire this contract, you should carefully compare this product to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract, and this contract has its own surrender charges (as well as access charges) which would apply to you. The other fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.

OWNERSHIP             As Owner(s), you have all the rights under the contract,
                      subject to the rights of any irrevocable beneficiary.
                      Ownership rights may be restricted by court orders, child support or tax collection actions or other legal proceedings.

                      Two persons may apply for a contract as Joint Owners. Joint Owners have equal undivided interests in their contract. This means that each may exercise any ownership rights on behalf of the other except for ownership changes. Joint Owners also have the right of survivorship. This means if a Joint Owner dies, his or her interest in the contract passes to the surviving Owner. You must have our approval to add a Joint Owner after we issue the contract. Joint Owners added after the Contract Date must be spouses. We may require additional information, such as a copy of your marriage certificate, if Joint Ownership is requested after the Contract Date. During the Annuitant(s)'s life, you can change any non-natural Owner to another non-natural Owner.


                      Except for non-natural Owners, an Owner must be an Annuitant. Therefore, if two natural persons are Joint Owners, they must be Joint Annuitants, unless the contract is issued as an IRA. If the contract is issued as an IRA, there may only be one Owner, but there may be Joint Annuitants provided one of the Joint Annuitants is also the Owner. You cannot change the Annuitant(s) without our consent. If any Owner is not a natural person, a Joint Annuitant cannot be added or removed after the contract is issued.


                      If you purchase this contract with a flexible purchase payment variable deferred annuity contract issued by the Company ("Funding Annuity") pursuant to an "Annuity Cross Funding Program", the Owner and Joint Owner (if applicable), Annuitant and Joint

                      Annuitant (if applicable) of this contract, must be the same as the Owner or Joint Owner (if applicable), Annuitant and Joint Annuitant (if applicable) of the Funding Annuity. (See the "Annuity Cross Funding Program" provision.)


ASSIGNMENT            An Owner of a Non-Qualified Contract may assign some or
                      all of his or her rights under the contract as collateral security for a loan. An assignment must occur before the Annuity Commencement Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.


                      Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.

                      We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the Owner and the assignee regarding the proper allocation of contract rights.


                      Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% loss of the amount included in gross income.


                      Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.


GUARANTEED            The contract offers you guaranteed periodic annuity
MINIMUM               benefits that can protect your investment against the
INCOME                adverse results of poor Subaccount performance. If you
PAYMENTS              make all Scheduled Installments on time and pay back the
                      amount of any partial withdrawal received from the Subaccount with interest within one year of the partial withdrawal (but not later than the Annuity Commencement
                      Date which must be a date at least 10 years from the date the contract is issued), then we guarantee that no matter how the Subaccount performs, each monthly Income Payment you receive will never be less than the amount of the Guaranteed Minimum Income Payment.

                      Should you miss a Scheduled Installment, you may still meet the requirements for making Scheduled Installments:



                        (1) if you pay any missed Scheduled Installment(s) and
                            any missed monthly billing fee(s), with interest, within one year of the due date of the missed Scheduled Installment (but not later than the Annuity Commencement Date which must be a date at least 10 years from the date the contract is issued); and


                        (2) you make no more than 24 Scheduled Installments
                            over the life of the contract outside of the grace period (within 30 days after the date each Scheduled Installment is due).


                      Should you fail to meet the conditions listed above, you may still be entitled to reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule under the contract (see the "Guaranteed Minimum Income Payments" section for additional information). If you do not meet the conditions listed above, and you are not entitled to reduced Guaranteed Minimum Income Payments under the contract, you will still receive Income Payments on the Annuity Commencement Date, but you will lose your right to the guaranteed minimum.


PURCHASE              General.  Purchase Payments can be Scheduled Purchase
PAYMENTS              Payments or Flexible Purchase Payments. How we allocate
                      these payments depends on your instructions, when we receive the payment and the amount of the payment received.

                      Purchase Payments received will be allocated as follows:

                         (1)Any Scheduled Purchase Payment made on or after the
                            Monthly Due Date for purposes of satisfying a Scheduled Installment will be allocated to the Subaccount;

                        (2) Any Scheduled Purchase Payment made for purposes of
                            satisfying a Scheduled Installment, but received prior to that installment's Monthly Due Date will be allocated to the Guarantee Account until the Monthly Due Date. On the Monthly Due Date, that Purchase Payment will be transferred to the Subaccount;


                        (3) Any Flexible Purchase Payment received that is
                            greater than 6 times the amount of the Scheduled Purchase Payment and accompanied with complete transfer instructions will be allocated to the Immediate Installment Account. If no transfer instructions are received, the payment will be allocated to the Guarantee Account. Should the payment received exceed the amount required to make all remaining Scheduled Installments, the excess amount will be returned to the Owner within 7 days;

                        (4) Any Flexible Purchase Payment received that is
                            equal to or less than 6 times the amount of the Scheduled Installment will be allocated to the Guarantee Account.


                      If we receive a Flexible Purchase Payment that is in an amount greater than 6 times the amount of the Scheduled Purchase Payment with complete instructions as to how you want the payment transferred to the Subaccount, we will invest your Flexible Purchase Payment in the Immediate Installment Account. Otherwise, we will invest your Flexible Purchase Payment in the Guarantee Account. Once we receive sufficient transfer instructions, as outlined below, we will transfer your Flexible Purchase Payment from the Guarantee Account to the Immediate Installment Account.


                      Transfer instructions must include direction as to:

                        (1) whether the Flexible Purchase Payment is to be used
                            to fully pay some or all of your Scheduled
                            Installments; or

                        (2) whether the Flexible Purchase Payment is to be used
                            to lower the amount of some or all of your Scheduled Purchase Payments.


                      Flexible Purchase Payments received that are equal to or less than 6 times the amount of the Scheduled Purchase Payment will be invested in the Guarantee Account and cannot be transferred to the Immediate Installment Account. Assets in the Guarantee Account, however, can be used to make Scheduled Installments.


                      Transfers or payments to the Subaccount cannot be greater than the Scheduled Installment amount. Scheduled Installments can be made by:

                        (1) Scheduled Purchase Payments;

                        (2) Immediate Installments from the Immediate
                            Installment Account;

                        (3) transfers from the Guarantee Account;


                        (4) transfers from another flexible purchase payment
                            variable deferred annuity contract issued by GE Life and Annuity Assurance Company (or one of its affiliated companies) under an approved Annuity Cross Funding Program; or


                        (5) a combination of any of the above.


                      The total Purchase Payments for all contracts issued to any one Owner and/or Annuitant cannot exceed $2,000,000 without prior approval from the Company.

                      Establishing Scheduled Installments. We determine your right to receive the Guaranteed Minimum Income Payments, in part, by the timely payment of the Scheduled Installments. Scheduled Installments are the monthly investments that you must make to the Subaccount during the Accumulation Period of your contract. You may make Scheduled Installments through a combination of Scheduled Purchase Payments and Flexible Purchase Payments.



                      We establish the amount and number of your Scheduled Installments when we issue your contract. Once established, the number and amount of the monthly Scheduled Installments cannot be changed. The amount and number of monthly Scheduled Installments depends in part on the amount of Guaranteed Minimum Income Payments and the Annuity Commencement Date you request at the time of application.



                      Guaranteed Minimum Income Payments and Amount of Scheduled Installments. The Guaranteed Minimum Income Payment is the minimum monthly Income Payment we promise to pay beginning on the Annuity Commencement Date (the Annuity Commencement Date must be selected at the time of application and must be a date at least 10 years from the date the contract is issued) and continuing for the lifetime of the Annuitant(s) (or, if such Annuitant(s) dies before the end of a certain stated number of years, for that number of years) provided you have met the conditions necessary to receive the payments.



                      In the event that an Owner marries after we issue the contract, upon our approval, he or she may add their spouse as a Joint Owner and/or Joint Annuitant before the Annuity Commencement Date. If we approve the change, the amount and duration of your Scheduled Installments will not change; however, we will reduce the amount of your Guaranteed Minimum Income Payments because we expect to make such payments for a longer period of time (i.e., until the death of the last surviving spouse). The Guaranteed Minimum Income Payments will be reduced as if the spousal Joint Owner was added to the contract on the Contract Date. In addition, if you purchase this contract pursuant to an Annuity Cross Funding Program, the Owner, Joint Owner (if applicable), Annuitant, and Joint Annuitant (if applicable) of this contract, must be the same as the Owner, Joint Owner (if applicable), Annuitant and Joint Annuitant (if applicable) of the Funding Annuity. (See the "Annuity Cross Funding" provision of this prospectus.)


                      When you apply for a contract, your application must provide us with:


                         . the Annuity Commencement Date (which may not be
                           changed after the contract is issued);


                         . the age (and for Non-Qualified Contracts, the
                           gender) of the Annuitant(s);

                         . the Accumulation Period (the Accumulation Period
                           must be at least 10 years);


                         . the minimum number of years (between 10 and 50, in
                           five year increments) for which you would like Income Payments to be made; and


                         . one of the following items of information:

                             -- the amount of the Guaranteed Minimum Income
                                Payment you want; or

                             -- how much you want to pay in Scheduled Purchase
                                Payments and/or Flexible Purchase Payments.

                      With either item of information, we can determine the other item.


                      You may not change your Annuity Commencement Date after your contract is issued. Your Annuity Commencement Date must be at least 10 years from the date the contract is issued.


                      When we compute the amount of your Guaranteed Minimum Income Payments that your Scheduled Installments purchase, we consider a number of factors, including:

                        .  expected mortality;

                        .  persistency;

                        .  length of Accumulation Period;

                        .  length of certain period;

                        .  expected investment performance; and

                        . length of maintenance, acquisition and distribution expenses.

                      Most of these factors may vary from one Owner and/or one market to another. Of the factors listed, the ones most likely to vary by market are: expected mortality, expected persistency, as well as acquisition and distribution expenses.

                      Mortality is dependent on many things, including age, gender, occupation, smoking status, socio-economic status, marital status, place of residence, etc. Age and gender are expressly reflected in the calculation of the Guaranteed Minimum Income Payment.

                      Persistency is also (or can be) impacted by age, occupation, socio-economic status, marital status, whether a Flexible Purchase Payment has been made, etc. Persistency is not directly used in the calculation of the Guaranteed Minimum Income Payment but is an important consideration in the pricing process that determines the level of Guaranteed Minimum Income Payment we can offer.

                      Acquisition and distribution expenses vary by the market in which the contract is sold, e.g. a group sale generally has lower distribution costs per dollar of Purchase Payment than an equivalent number of individual sales. Distribution expenses are not directly reflected in the calculation of the Guaranteed Minimum Income Payment but are an important consideration in the pricing process.

                      We will not necessarily reflect any or all of these factors in determining the Guaranteed Minimum Income Payment formula for a given market. We reserve the right to recognize the impact of these differences should we sell into markets that are homogeneous with respect to one or more of the factors.


                      Once your contract is issued and your Guaranteed Minimum Income Payments determined, the amount and number of Scheduled Installments determined necessary to obtain your Guaranteed Minimum Income Payments will not change.


                      See the "Guaranteed Minimum Income Payments" provision in this prospectus.

                      Making Scheduled Installments. You must make Scheduled Installments on the Monthly Due Date. The minimum monthly Scheduled Installment is $100. You may make Scheduled Installments to the Subaccount in one of the following ways:

                        (1) by transferring assets from the Guarantee Account;

                        (2) by transferring assets from the Immediate
                            Installment Account;

                        (3) by making Scheduled Purchase Payments when due;


                         (4)by transferring assets from another flexible
                            purchase payment variable deferred annuity contract issued by GE Life and Annuity Assurance Company (or one of its affiliated companies) pursuant to an approved Annuity Cross Funding Program; or


                        (5) by any combination of the above.

                      The amount of your Scheduled Purchase Payments will vary based on whether an Immediate Installment is being transferred to the Subaccount. For any month, an Immediate Installment will decrease or eliminate the amount of a Scheduled Purchase Payment that would have been required had there not been an Immediate Installment.

                      We allocate a Scheduled Purchase Payment received before its Monthly Due Date to the Guarantee Account. We will transfer that early payment from the Guarantee Account to the Subaccount on the Monthly Due Date. In the event that we do not receive your Scheduled Purchase Payment on or before its Monthly Due Date, we will use any Guarantee Account Value to make up the missed Scheduled Purchase Payment. If the Guarantee Account Value is insufficient for this purpose and the 30-day grace period has expired, then that Scheduled Installment is considered missed.



ANNUITY               What is the Annuity Cross Funding Program?  This section
CROSS FUNDING         of the prospectus describes a program that may permit you
PROGRAM               (if you are eligible) to purchase a flexible purchase
                      payment variable deferred annuity contract issued by the Company and use it to make payments to this annuity contract. We refer to the program as the "Annuity Cross
                      Funding Program" because you take Systematic Withdrawals from the flexible purchase payment variable deferred annuity (referred to as the "Funding Annuity") to make payments to this contract.



                      Under the contract offered by this prospectus, the maximum amount that can be allocated to the Subaccount is the Scheduled Installment due on each Monthly Due Date. The Annuity Cross Funding Program is designed to provide you with additional variable investment options in which to allocate assets.



                      How does the Annuity Cross Funding Program work? To participate in the Annuity Cross Funding Program, you must satisfy certain eligibility requirements and receive our prior approval. The Funding Annuity used in the Annuity Cross Funding Program must be issued on the same date this contract is issued. In addition, the Annuity Commencement Date for the Funding Annuity and the Annuity Commencement Date for this contract must be the same date and not later than the date shown on the contract data page when the contract is issued. You may not change the Annuity Commencement Date on this contract once the contract is issued. However, the terms of the Funding Annuity may allow you to change the Annuity Commencement Date, but, if you change the Annuity Commencement Date on the Funding Annuity after the date the contract is issued, you will lose your right to Guaranteed Minimum Income Payments on this contract because the Annuity Commencement Dates are no longer the same.


                      Currently the Annuity Cross Funding Program permits you to allocate contract value you have in the Funding Annuity to this contract as follows:

                         . to the Subaccount in an amount not more than the
                           Scheduled Installment amount; you may request that monthly Scheduled Installments be made by a series of automatic monthly transfers; or

                         . to the Immediate Installment Account in an amount
                           greater than 6 Scheduled Purchase Payments.


                      You may not allocate contract value from the Funding Annuity to the Guarantee Account of this contract without our prior approval. You may not purchase the optional riders under this contract if you elect to participate in the Annuity Cross Funding Program.

                      There is no charge for participating in the Annuity Cross Funding Program. The Annuity Cross Funding Program will terminate automatically when the Systematic Withdrawals from the Funding Annuity cause the contract value in the Funding Annuity to be less than $100. You may discontinue the Annuity Cross Funding Program at any time by notifying us in writing at our Home Office. Discontinuing the Annuity Cross Funding Program could cause you to lose your guarantee under this contract if Scheduled Purchase Payments are not completed under the terms of this annuity contract.

                      The actual performance of a Funding Annuity may directly affect the amount of purchase payments that must be allocated to a Funding Annuity in order to make all required Scheduled Installments for this annuity contract. If the Subaccounts of the Funding Annuity in which assets are allocated do not perform as anticipated, it may be necessary to make additional purchase payments to either the Funding Annuity or this annuity so that the right to Guaranteed Minimum Income Payments upon annuitization is not lost.

                      Funding Annuities are offered by separate prospectuses. Only variable annuity contracts currently issued by us or one of our affiliated companies and offered for use in an Annuity Cross Funding Program may be purchased as a Funding Annuity. The Funding Annuity is not offered by this prospectus. The Funding Annuity is offered only by the current prospectus for the applicable Funding Annuity.


                      Funding Annuities are variable annuity contracts that may involve investment risk. As with other variable annuity contracts, amounts allocated to variable investment options under the Funding Annuity involve investment risk and you may lose some or all of such amounts, including amounts you may intend to transfer from the Funding Annuity to the Subaccount in the future to satisfy Scheduled Installment requirements. Funding Annuities may not offer guaranteed investment options, and the ability to transfer contract value from the Funding Annuity to the Guarantee Account or Immediate Installment Account under this contract may be subject to restrictions and/or limitations.


                      Annuity Cross Funding Program -- tax treatment of the annuity contracts. Under an Annuity Cross Funding Program we will treat transfers from the Funding Annuity to this contract as non-taxable transfers within a single annuity contract for Federal tax purposes only if this contract and the Funding Annuity each satisfy certain requirements upon issue. Our ability to continue to treat transfers from the Funding Annuity to this contract as non-taxable transfers within a single annuity contract for Federal tax purposes may be adversely affected if certain changes are made to either contract after issue. Changing the Annuity Commencement Date for the Funding Annuity once an Annuity Cross Funding Program has begun may have adverse tax consequences, and you should consult a tax adviser before making any such change. In addition, you should carefully consider your ability to make additional purchase payments, if necessary, with respect to the Funding Annuity. Changing the Annuity Commencement Date on the Funding Annuity will also cause you to lose your right to Guaranteed Minimum Income Payments under this contract.



                      Both contracts must have the same Owner, Joint Owner if any, and Annuitant (as well as Joint Annuitant, if any). The Beneficiaries need not be the same. Changing an Owner, Annuitant, or Beneficiary, if permitted by the contract, may have adverse tax consequences. You should consult a tax adviser before making such a change.


                      This contract permits you for a limited period to return it for a refund as described under the "Return Privilege" section of this prospectus. Funding Annuities we offer may also provide a return privilege. You may choose to return either the Funding Annuity, this contract, or both contracts in accordance with the applicable return privilege. Returning either this contract or the Funding Annuity in accordance with the applicable return privilege without also returning the other contract may result in adverse tax consequences and you should consult a tax adviser before returning only one contract.


                      Transfers from this annuity to the Funding Annuity are not permitted. Transfers may be permitted from the Funding Annuity to this contract. Amounts may be transferred from the Funding Annuity to repay amounts withdrawn from the Subaccount under this contract. Amounts transferred from the Funding Annuity to this annuity are not subject to surrender charges under the Funding Annuity, but amounts surrendered or partially withdrawn from the Funding Annuity may be subject to surrender charges. In addition, while surrender charges applicable to a Funding Annuity may decline over a certain period, amounts transferred from the Funding Annuity to this annuity may be subject to surrender charges and/or a Market Value Adjustment (which may be positive or negative) upon a partial withdrawal or surrender. The surrender charge applicable to amounts transferred to this annuity may be higher than those applicable to such amounts had they remained invested in the Funding Annuity; Market Value Adjustments applicable to amounts transferred to the Immediate Installment Account may not have been applicable to such amounts had they remained invested in the Funding Annuity.

                      If you request a partial withdrawal or surrender while participating in an Annuity Cross Funding Program, you must designate whether the partial withdrawal or surrender is to be made from the Funding Annuity or this annuity. Surrender charges and any other applicable charges will be assessed according to the provisions of the contract from which the partial withdrawal or surrender is made and as disclosed in the prospectus for that contract. You should be aware that the tax treatment of partial withdrawals or surrenders from either this contract or the Funding Annuity will be affected by partial withdrawals or surrenders, as well as gains or losses with respect to the other contract. You should consult a tax adviser before requesting partial withdrawals or surrenders from this contract or the Funding Annuity while participating in an Annuity Cross Funding Program.


                      Death benefits will be calculated and paid separately in accordance with the provisions of this contract or the Funding Annuity as the case may be, and as disclosed in the prospectus for the respective contract.

                      Annuity payments will be calculated and paid in accordance with the provisions of this contract and the Funding Annuity (including the respective annuity tables of such contracts) and the provisions of the respective prospectuses for and administrative procedures applicable to each such contract. However, this contract and the Funding Annuity will be aggregated and treated as one contract for purposes of the tax treatment of such annuity payments. You should consult a tax adviser before requesting annuity payments to start under this contract and/or the Funding Annuity and before commuting any such annuity payments before the payment date for such payment.

                      This discussion of the Annuity Cross Funding Program does not attempt to address the tax and other treatment of every transaction that could be effected under this contract or a Funding Annuity in connection with an Annuity Cross Funding Program. You should consult a tax adviser before you purchase this contract and/or the Funding Annuity in connection with an Annuity Cross Funding Program.


GRACE PERIOD          Grace Period.  The contract permits a 30-day grace period
                      for the payment of each Scheduled Installment. This grace period begins the day after the Monthly Due Date for the Scheduled Installment. If the Scheduled Installment remains in default past the end of the grace period an interest rate at an effective annual rate of 6% will be changed to all outstanding amounts. If the Scheduled
                      Installment(s) remains in default past 12 months from the original due date, you will lose the right to Guaranteed
                      Minimum Income Payments (unless you meet the requirements for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule).

REINSTATEMENT         Reinstatement.  We will notify you of any delinquent
                      payments on subsequent billing notices. In addition, if more than 9 months have passed from the date of the missed Scheduled Installment, we will send you a written notice once per month, up to the 12th month, that you are in danger of forfeiting your right to the Guaranteed
                      Minimum Income Payments. You may reinstate your right to the Guaranteed Minimum Income Payment by paying the missed Scheduled Installment(s), or the missing portion thereof, within the earlier of:


                        (1) one year of its Monthly Due Date; or

                        (2) the Annuity Commencement Date.


                      You also must pay us any monthly billing fee(s) associated with the missed Scheduled Installment(s), as well as interest on both at an annual rate of 6%. Interest accrues from the date of the end of the grace period for the missed Scheduled Installment(s) (or portion thereof) until the date of the next Monthly Due Date following the receipt of the payment. We will notify you of the exact amount you owe.



                      We allocate Purchase Payments for the missed portion of the Scheduled Installments to the Subaccount as of the Valuation Day that we receive them.


                      We apply Purchase Payments representing less than the full amount owed in connection with a missed Scheduled Installment in the following order:

                        (1) to the missed portion of the Scheduled Installment;

                        (2) amounts due for any riders;

                        (3) to any applicable monthly billing fees; and then

                        (4) interest.


                      If more than one Scheduled Installment is missed, we apply any Purchase Payment you make to pay the most recently missed Scheduled Installment (or portion thereof). We will reinstate your right to receive full Guaranteed Minimum Income Payments only after you have paid us all of your missed Scheduled Installments, all monthly billing fees, and any interest you owe on the foregoing. To retain your right to full Guaranteed Minimum Income Payments, you may make no more than 24 Scheduled Installments outside the grace period over the life of your contract. If you fail to pay any Scheduled Installment with any applicable monthly billing fee, and interest that is charged on it within one year from its Monthly Due Date (but not later than the Annuity Commencement Date which must be a date at least 10 years from the date the contract is issued), you forfeit your right to receive the Guaranteed Minimum Income

                      Payments and you cannot reinstate it, (but may still be eligible for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule in accordance with the terms of your contract). See the "Guaranteed Minimum Income Payments" section of this prospectus.


SCHEDULED             Scheduled Purchase Payments.  When we issue a contract,
PURCHASE              and whenever we allocate a Flexible Purchase Payment to
PAYMENTS              the Immediate Installment Account, we will send you a new
                      contract data page which includes your revised schedule of Scheduled Purchase Payments. Thus, month-by-month,
                      Scheduled Purchase Payments always equal the difference between Scheduled Installments and Immediate
                      Installments. The minimum Scheduled Purchase Payment is
                      $25.00.


                      You may make Scheduled Purchase Payments through automatic transfers from your bank account (i.e., electronic fund transfers). Doing this helps ensure that you will make your Scheduled Purchase Payments on the Monthly Due Date. If you do not use electronic fund transfers to make your Scheduled Purchase Payments, we charge a monthly fee of $10.00 for sending you monthly "bills" and manually processing the payments. This $10.00 fee is in addition to any required Scheduled Purchase Payment. The $10.00 fee is taken prior to the allocation of your Scheduled Purchase Payment to the Subaccount.


FLEXIBLE              Flexible Purchase Payments and Immediate
PURCHASE              Installments.  You also may make your Scheduled
PAYMENTS AND          Installments through Flexible Purchase Payments. Flexible
IMMEDIATE             Purchase Payments received on or before the Contract Date
INSTALLMENTS          will be allocated to the Immediate Installment Account.
                      For Flexible Purchase Payments received after the
                      Contract Date in amounts greater than 6 Scheduled
                      Purchase Payments (computed as of the date that we receive the Flexible Purchase Payment), we will allocate such payments to the Immediate Installment Account, provided we have sufficient transfer instructions as outlined in the "Purchase Payment" provision in this prospectus. We will allocate Flexible Purchase Payments received after the Contract Date to the Guarantee Account for Flexible Purchase Payments that are equal to or less than 6 times the Scheduled Purchase Payments, or for those Flexible Purchase Payments that are greater than 6 times the Scheduled Purchase Payments, but not accompanied by sufficient transfer instructions.


                      We use Flexible Purchase Payments allocated to the Immediate Installment Account to "fund" or generate a series of monthly Immediate Installments that we transfer to the Subaccount on each Monthly Due Date to "pay" all or part of the Scheduled Installments. See the "Purchase Payment Allocation Table" later in this provision.

                      Immediate Installments have the effect of reducing or eliminating the required Scheduled Purchase Payments for all or part of the Accumulation Period, depending on the method you select for the installments. Each Flexible Purchase Payment supports a separate series of Immediate Installments, with each series having a starting date and an ending date. The starting date is generally the Monthly Due Date following the allocation of the payment to the Immediate Installment Account and the ending date depends on the Immediate Installment method you select. However, if you elect one of our optional riders (described in the "Optional Riders" provision), Flexible Purchase Payments must end on the earlier of the Annuity Commencement Date or age 65 of the covered Annuitant.

                      For each series of Immediate Installments, each monthly installment must be the same amount. For any Flexible Purchase Payment, the fewer the number of Immediate Installments, the larger such Installments can be. Conversely, the smaller each Immediate Installment, the greater the number of installments that the Flexible Purchase Payment can support. Since Immediate Installments may be transferred only on the Monthly Due Date, a greater number of installments translates into a longer portion of the Accumulation Period over which such Installments are made. Thus, you may use a Flexible Purchase Payment to eliminate a number of Scheduled Installments or to "buy down" the amount of some greater number of Scheduled Purchase Payments. Exactly how much you can eliminate or "buy down" depends on the amount of the Flexible Purchase Payment, the rate of interest that we credit to the Immediate Installment Account Value as determined on the date of purchase and the number of installments.

                      We compute the series of installments for each Flexible Purchase Payment allocated to the Immediate Installment Account by crediting interest at a rate that we determine for each Flexible Purchase Payment at the time that you make the Flexible Purchase Payment. Using that interest rate and knowing either the amount of the installments or the number of installments you want, we determine the amount and number of the installments. Your Immediate Installments reflect interest that is credited each month on a declining balance as Immediate Installments are transferred to the Subaccount. For example, assume that you want 120 installments (i.e., ten years of installments) from your Flexible Purchase Payment beginning immediately. We calculate a level installment to be transferred each month. This installment is the amount that will result in the Flexible Purchase Payment (net of any applicable premium tax), and all interest earned, being completely transferred to the Subaccount by the end of the 10 years.


                      We will return the portion of any Flexible Purchase Payment that is more than the amount needed to pay all future Scheduled Installments within 7 days of receipt. The total Purchase Payments for all contracts issued to any one Owner cannot exceed $2,000,000 without prior approval from the Company.

ALLOCATION OF         Allocation of Purchase Payments.  We allocate Scheduled
PURCHASE              Purchase Payments received on the Monthly Due Date, as
PAYMENTS              well as any payments past due that we receive, directly
                      to the Subaccount on the Valuation Day we receive such payment. We allocate any Scheduled Purchase Payment we receive before the Monthly Due Date to the Guarantee
                      Account, and transfer that payment to the Subaccount as of the Monthly Due Date. We allocate Flexible Purchase
                      Payments that are received in an amount greater than 6
                      Scheduled Purchase Payments directly to the Immediate
                      Installment Account, provided we have sufficient transfer instructions to determine a payment method for your Immediate Installments. If we do not receive sufficient transfer instructions, we will allocate that Flexible
                      Purchase Payment to the Guarantee Account until we receive sufficient instructions. In addition, any Flexible Purchase Payment received that is equal to or less than 6 Scheduled Purchase Payments will be directed to the Guarantee Account.


                      Purchase Payment Allocation Table

         Type of Payment           When Received           Where Allocated
  ------------------------------------------------------------------------------
  Scheduled Purchase            Monthly Due Date     Subaccount
  Payment or portion thereof
  ------------------------------------------------------------------------------
  Scheduled Purchase            Before Monthly Due   Guarantee Account
  Payment or portion thereof    Date
  ------------------------------------------------------------------------------
  Scheduled Purchase            After Monthly Due    Subaccount for any past due
  Payment or portion thereof    Date                 Scheduled Installment, then
                                                     Guarantee Account for
                                                     remainder
  ------------------------------------------------------------------------------
  Flexible Purchase Payment     On or After Contract Immediate Installment
  that is greater than 6        Date                 Account
  Scheduled Purchase
  Payments with instructions
  ------------------------------------------------------------------------------
  Flexible Purchase Payment     On or After Contract Guarantee Account until
  that is greater than 6        Date                 instructions received, then
  Scheduled Purchase                                 transferred to Immediate
  Payments without                                   Installment Account
  instructions
  ------------------------------------------------------------------------------
  Flexible Purchase Payment     On or After Contract Guarantee Account
  that is equal to or less than Date
  6 Scheduled Purchase
  Payments
  ------------------------------------------------------------------------------


OPTIONAL RIDERS       Optional Riders.  To reduce the risk that unforeseen
                      events could leave you without the resources to make
                      Scheduled Purchase Payments, we offer three optional riders that you may purchase at contract issue or on a contract anniversary (provided that you remain eligible to receive
                      Guaranteed Minimum Income Payments). Under each of these riders, we will waive all or a portion of the Scheduled
                      Purchase Payments due during the periods specified in each rider. These riders are not available to fully funded contracts or to contracts issued through an approved Annuity Cross Funding Program. See the "Annuity
                      Cross Funding Program" provision for more information.


                      When you apply for an Optional Rider, you tell us how much of a Scheduled Purchase Payment you would like us to waive. Owners and Joint Owners may designate any combination of percentages as long as such percentages are in whole numbers and equal 100%. Once a percentage of Scheduled Purchase Payments waived has been designated, it cannot be changed. The available riders are:

                         . Disability Benefit Rider -- This rider provides
                           that, during the life of the covered Annuitant, should the covered Annuitant become totally disabled (as defined in the rider), all or a portion of the Scheduled Purchase Payments due during the period of total disability will be waived. Also, we will waive all or a portion of Purchase Payments for other riders due during the period of total disability for the period we waive Scheduled Purchase Payments. (Portions of a Scheduled Purchase Payment may be waived in cases of Joint Owners/Joint Annuitants where one spouse becomes disabled. For instance, if the husband is covered for 60% of a Scheduled Purchase Payment and he becomes totally disabled, as defined by the rider, AND the husband is the covered Annuitant, then we will waive 60% of the Scheduled Purchase Payment.) We will calculate the Monthly Income Benefit and Death Benefit under the contract as if you had paid the waived Scheduled Purchase Payment when due. However, the waived Scheduled Purchase Payments do not increase the Surrender Value of the contract. If you surrender the contract, the Monthly Income Benefit and the Death Benefit associated with the waived Scheduled Purchase Payments will remain in effect.

                           We will credit the disability benefit provided under this rider on each Monthly Due Date during a period beginning from the date of total disability to the earliest of:

                             (1)the contract anniversary on or next following
                                the covered Annuitant's 65th birthday;

                             (2)the Annuity Commencement Date;


                             (3)the contract surrender date;



                             (4)the covered Annuitant's recovery from total
                                disability; and



                             (5)the covered Annuitant's death.

                           Benefits take effect only after 90 days of continuous total disability. Once satisfactory proof of disability is received at our Home Office and benefits take effect, we will waive Scheduled Purchase Payments missed during the 90 day period and will reapply any Scheduled Purchase Payments you made during that period to the Guarantee Account. If the claim is denied and Scheduled Purchase Payments have not been made, the Scheduled Installments will be considered missed and will need to be made in accordance with the "Guaranteed Minimum Income Payments" provision of this prospectus in order to maintain your right to Guaranteed Minimum Income Payments on the Annuity Commencement Date.



                         . Unemployment Benefit Rider -- This rider provides
                           that if the covered Annuitant becomes involuntarily unemployed, all or a portion of the Scheduled Purchase Payments due during the period of unemployment (up to a maximum of one year per five-year period -- the "benefit period") will be waived. Also, we will waive all or a portion of Purchase Payments required for other riders due during the period we waive the Scheduled Purchase Payments for the Unemployment Benefit Rider. (Portions of a Scheduled Purchase Payment may be waived in cases of Joint Owners/Joint Annuitants where one spouse becomes unemployed. For instance if the husband is covered for 60% of a Scheduled Purchase Payment and he becomes unemployed and the husband is the covered Annuitant, we will waive 60% of the Scheduled Purchase Payment.)


                           To receive this benefit:

                             (1)the covered Annuitant must be receiving state
                                unemployment benefits for at least 90
                                consecutive days;

                             (2)the rider must be in effect for one year; and

                             (3)we must receive satisfactory proof of
                                unemployment at our Home Office.

                           Satisfactory proof of unemployment consists of a letter from the appropriate state government department responsible for administering unemployment benefits.

                           Benefits will be covered for only one benefit period during any five-year period. We will consider a period of unemployment as a continuation of the previous benefit period if:

                             (1)the unemployment occurs within 30 days of the
                                end of a benefit period; and

                             (2)the full year of the benefit period has not
                                been completed.

                           If the covered Annuitant becomes unemployed during the first contract year, we will waive Scheduled Purchase Payments beginning on the next contract anniversary if:

                             (1)the covered Annuitant has been receiving state
                                unemployment benefits for at least 90
                                consecutive days; and

                             (2)the period of unemployment continues through
                                the date the rider has been in effect for one year.

                           Although the maximum benefit period is one year, the benefit period will not continue beyond the earliest of:

                             (1)the contract anniversary on or next following
                                the covered Annuitant's 65th birthday;

                             (2)the Annuity Commencement Date;

                             (3)the contract surrender date;

                             (4)the Monthly Due Date after we receive your
                                request to end the rider;


                             (5)the loss of state unemployment benefits; and


                             (6)the covered Annuitant's death.

                           If the benefit provided by this rider ends before the Annuity Commencement Date, you must resume making Scheduled Purchase Payments in order to keep your right to Guaranteed Minimum Income Payments in effect.

                           We will not credit the benefits provided by this rider if the unemployment is:

                             (1)voluntary;

                             (2)caused by a self-inflicted injury; or

                             (3)the result of being in prison for a period
                                exceeding 90 days.

                           The waiver of Scheduled Purchase Payments provided by this rider will not increase your Surrender Value prior to the Annuity Commencement Date. However, we will calculate the Monthly Income Benefit and the Death Benefit available under the contract as if you had paid the Scheduled Purchase Payment when due.

                         . Joint Annuitant Life Rider -- This rider is only
                           available for spouses. This rider provides that if a covered Joint Annuitant dies, all or a portion of the Scheduled Purchase Payments will be waived. (Portions of Scheduled Purchase Payments are waived in cases of Joint Owners/Joint Annuitants where one spouse dies. For example, if a husband is covered for 60% of the monthly Scheduled Purchase Payment and he passes away, then we will waive 60% of the Scheduled Purchase Payment from the date of the husband's death until the Annuity Commencement Date.) We will calculate the Monthly Income Benefit and Death Benefit under this contract as if the Scheduled Purchase Payments waived had been paid when due. However, the waived Scheduled Purchase Payments do not increase the Surrender Value of the contract. If you surrender the contract, the Monthly Income Benefit and the Death Benefit associated with the waived Scheduled Purchase Payments will remain in effect.

                           Benefits under this rider will be covered from the date of the covered Annuitant's death until the earlier of:


                             (1)the contract anniversary on or next following
                                the surviving Joint Annuitant's 65th birthday;
                                and


                             (2)the Annuity Commencement Date.

                      The charges for the optional riders are in addition to your Scheduled Purchase Payments. The amount paid for the optional riders is taken prior to the allocation of any assets to any account. The riders and your contract's data pages provide more detailed information about the riders including certain conditions and limitations. The riders may not be available in qualified plans, in all states, or in all markets.


VALUATION OF          Upon allocation or transfer to the Subaccount, we convert
ACCUMULATION          payments into Accumulation Units. We determine the number
UNITS                 of Accumulation Units credited by dividing the dollar
                      amount directed to the Subaccount by the value of an Accumulation Unit for the Subaccount on the Valuation Day on which the Scheduled Purchase Payment or Immediate
                      Installment is invested in the Subaccount. Therefore, Scheduled Purchase Payments allocated or Immediate
                      Installments transferred to the Subaccount increase the number of Accumulation Units credited to the contract.


                      Partial withdrawals, surrenders, payment of a Death Benefit, and the application of Subaccount Value to acquire Monthly Income Payments on the Annuity Commencement

                      Date all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions relating to the event.

                      The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10.00. On any Valuation Day, we determine your Subaccount Value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

                      The net investment factor is an index used to measure the investment performance of the Subaccount from one Valuation Period to the next. The net investment factor for the Subaccount for any Valuation Period reflects the change in the net asset value per share of the Total Return Fund of GE Investments Funds, Inc. from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution. Also, we take into account a charge or credit for any reserved taxes, which we determine to have resulted from the operations of the Subaccount.

                      The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Total Return Fund of GE Investments Funds, Inc. because of the deduction of Variable Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Surrenders and Partial Withdrawals

                      We will allow the surrender of the contract or a partial withdrawal of your Contract Value, subject to the conditions set forth below.

                      You may take a partial withdrawal or surrender at any time before the Annuity Commencement Date. Partial withdrawals must be at least $100. A partial withdrawal or surrender is effective as of the Valuation Day we receive your request at our Home Office in a form acceptable to us. Unless you request otherwise, we will take any partial withdrawal:

                         (1)first from the Guarantee Account;

                        (2) then from the Immediate Installment Account; and

                        (3) finally from the Subaccount.


                      You may need to make Scheduled Purchase Payments when you otherwise would not have to, if you had taken partial withdrawals from the Guarantee Account and/or the Immediate Installment Account and the amounts remaining in such accounts are insufficient to fully make your Scheduled Installments.



                      Partial withdrawals and surrenders may be subject to surrender and/or access charges and a Market Value Adjustment. When taking a partial withdrawal, any applicable surrender charge, access charge, Market Value Adjustment and/or any applicable premium tax will be taken from the amount withdrawn. See the "Charges and Other Deductions" provision in this prospectus. A partial withdrawal may also reduce the amount of your Death Benefit. See "The Death Benefit" provision in this prospectus.



                      You may elect to surrender your contract at any time after the issue date and receive a lump sum payment, subject to a surrender charge, any access charge and a Market Value Adjustment, if applicable. After 12 months from the date the contract is issued, you may surrender your contract and elect one of the Optional Payment Plans. If you elect to surrender your contract, a surrender charge and any applicable access and applicable Market Value Adjustment will be assessed unless you elect Optional Payment Plan 1, Plan 2 (with a period certain of 10 or more years) or Plan 5. Your surrender charges will be waived if you surrender your contract and apply the assets to Optional Payment Plan 1, 2 (with a period certain of 10 or more years) or Plan 5, however, you may still be subject to a Market Value Adjustment if you have assets allocated to the Immediate Installment Account at the time of surrender. If you elect to surrender your contract and apply the assets to any Optional Payment Plan, you will lose all rights to Guaranteed Minimum Income Payments under the contract. We will calculate any Surrender Value as of the Valuation Day your request for surrender is received at our Home Office.

                      You may also surrender your contract on the Annuity Commencement Date (which must be a date at least 10 years from the date the contract is issued) for the Contract Value as of that Valuation Day, without any surrender and/or access charges. In order to receive the lump sum payment, you must notify us at our Home Office of your intent to receive a lump sum payment on the Annuity Commencement Date within at least 10 business days and not more than 90 days prior to the Annuity Commencement Date. You will lose any Guaranteed Minimum Income Payments upon annuitization if you elect to receive a lump sum payment. If an Owner dies after notification is received, but prior to the Annuity Commencement Date, payment will be made in accordance with the "Death Benefit Upon Death of An Owner Before the Annuity Commencement Date" provision in this prospectus.


                      We may delay making a payment if:

                        (1) the disposal or valuation of the Variable Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Variable
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since Owners will not have access to their account.


                      In addition, we are required by state law to reserve the right to defer payments from the Guarantee Account and the Immediate Installment Account for partial withdrawals and surrenders for up to six months from the date we receive your payment request.



                      You may be subject to an ordinary income tax and a 10% IRS penalty tax, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal. A surrender or a partial withdrawal may also be subject to income tax withholding. See the "Federal Tax Matters" provision in this prospectus.


                      Telephone Withdrawals. You may take partial withdrawals under your contract by writing us in a form acceptable to us, or calling us provided we received your prior written authorization to take partial withdrawals over the telephone at our Home Office. You only can surrender your contract by writing our Home Office.

                      We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others:

                         . requiring you or a third party you authorized to
                           provide some form of personal identification before we act on the telephone instructions;

                         . confirming the telephone transaction in writing to
                           you or a third party you authorized; and/or

                         . tape-recording telephone instructions.

                      If we do not follow reasonable procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit or prohibit telephone withdrawals.

                      To request a telephone withdrawal, please call us at 1-800-352-9910.

                      Special Note on Reliability. Please note that our telephone system may not always be available. Any telephone system, whether it is yours, your service provider's or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office at the address listed on page 1 of this prospectus.


                      Repayment of Partial Withdrawals of Subaccount Value. To remain eligible to receive Guaranteed Minimum Income Payments (or partial Guaranteed Minimum Income Payments if you are eligible for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule in accordance with the terms of your contract), you must repay the amount of any withdrawal received from the Subaccount plus any applicable interest on the amount received within one year from the date of the partial withdrawal, but no later than the Annuity Commencement Date (such date must be a date at least 10 years from the date the contract is issued). If the repayment is not made by the Monthly Due Date next following the date of the partial withdrawal, we will charge you interest at an effective annual rate of 6% on the total amount withdrawn from the Subaccount.


                      It is important to understand that, because surrender charges may apply, the amount you receive from the Subaccount may not be the same as the amount we withdraw from the Subaccount. You must repay the amount you received from the Subaccount, any premium taxes paid on the partial withdrawal, plus interest. Therefore, the amount you repay includes:

                         . the amount you receive from the Subaccount; plus

                         . the amount of any premium taxes assessed on amounts
                           withdrawn from the Subaccount; plus

                         . interest we assess on the amount withdrawn from the
                           date of the partial withdrawal until the date of repayment.

                      We allocate any repayment (after deducting for interest) to the Subaccount as of the date we receive it. When you repay the amount of each partial withdrawal from the Subaccount within 12 months of the partial withdrawal, we will reimburse the Subaccount in the amount of the surrender charge taken for the repaid amount. The reimbursed amount will come from the assets of our General Account. Such amounts will be allocated to the Subaccount on the same Valuation Day your repayment of the withdrawal is received.

                      Consult your tax adviser concerning repayments as we consider repayments after deducting interest charges to be new Purchase Payments for tax purposes (i.e., if the repayment is withdrawn again, that partial withdrawal will be taxed). In addition, taking a partial withdrawal may subject you to an ordinary income tax, AND a 10% IRS penalty tax if you are younger than age 59 1/2 at the time the partial withdrawal is taken. You may be subject to the income tax and penalty tax EVEN IF YOU REPAY ALL AMOUNTS OUTSTANDING. Consequently, it is very important that you consult your tax adviser prior to taking any partial withdrawals.


                      If you take multiple partial withdrawals, we will apply repayments to the most recent partial withdrawal first.

                      Partial withdrawals from the Guarantee Account and the Immediate Installment Account do not have to be repaid to maintain your right to Guaranteed Minimum Income Payments. Generally, taking partial withdrawals from the Guarantee Account or Immediate Installment Account will not affect your right to receive Guaranteed Minimum Income Payments. However taking partial withdrawals from the Guarantee Account or Immediate Installment Account may require you to make Scheduled Purchase Payments (or higher Scheduled Purchase Payments). If such Scheduled Purchase Payments are not made, you will lose your right to receive the Guaranteed Minimum Income Payments.


                      Surrender Value. The amount payable on surrender of the contract is the Surrender Value as of the date we receive your surrender request in a form acceptable to us. The Surrender Value equals the Contract Value on the Valuation Day we receive your request, less any applicable surrender charge, access charge, and any applicable premium tax charge. We will pay the Surrender Value in a lump sum, unless you elect one of the Optional Payment Plans. See the "Optional Payment Plans" provision in this prospectus. We may waive surrender charges and access charges upon surrender if you elect certain Optional Payment Plans. See the "Charges and Other Deductions" provision in this prospectus.

Charges and Other Deductions

                      We will deduct the charges described below to cover our costs and expenses, the services provided, and our risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

                         . processing applications for and issuing the
                           contracts;

                         . maintaining records;

                         . monthly billing and electronic fund transfer
                           transactions;

                         . administering Income Payments;

                         . furnishing accounting and valuation services
                           (including the calculation and monitoring of daily Subaccount values);

                         . reconciling and depositing cash receipts;

                         . providing contract confirmations and periodic
                           statements;

                         . maintaining an internet service site; and

                         . providing toll-free inquiry services.

                      The risks we assume include:

                         . the risk that the Guaranteed Minimum Income Payments
                           will exceed the calculated variable Income Payments;

                         . the risk that the Death Benefit will be greater than
                           the Surrender Value;

                         . the risk that Annuitant(s) will live longer than we
                           assumed in calculating the contract guarantees (these guarantees are incorporated in the contract and cannot be changed); and

                         . the risk that our costs in providing the services
                           will exceed our revenues from contract charges (which cannot be changed).

                      The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits stated in the contract. For example, surrender charges we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

SURRENDER             We may assess a surrender charge (on payments allocated
CHARGES, ACCESS       to the Subaccount and the Guarantee Account) or an access
CHARGES, AND          charge (on payments allocated to the Immediate
MARKET VALUE          Installment Account) on partial withdrawals or surrenders
ADJUSTMENTS           of Contract Value. We will also apply a Market Value
                      Adjustment to determine the Immediate Installment Account
                      Value available for partial withdrawal or surrender from the Immediate Installment Account.

                      Unless we receive other instructions, we will first withdraw amounts from:

                        (1) the Guarantee Account; then

                        (2) from the Immediate Installment Account; and finally

                        (3) from the Subaccount.

                      We will deduct any surrender charge and access charge from the amounts you withdraw.


                      Surrender Charge from assets in the Subaccount and the Guarantee Account. The surrender charge for amounts withdrawn or surrendered from the Subaccount and/or the Guarantee Account is a percentage of the lesser of:


                        (1) Scheduled Installments made to date and not
                            previously withdrawn (partial withdrawals repaid within 12 months are not considered withdrawals for purposes of the surrender charge calculation); and

                        (2) the amount withdrawn.

                      The surrender charge percentage is as follows:

                                                       Surrender Charge
                                               (as a percentage of the lesser of
                         Contract Year in       Scheduled Installments made to
                    which Surrender or Partial date and not previously withdrawn
                        Withdrawal is Made         and the amount withdrawn)
                    ------------------------------------------------------------
                                1                              9%
                                2                              8%
                                3                              7%
                                4                              6%
                                5                              5%
                                6                              4%
                                7                              3%
                                8                              2%
                           9 and after                         1%
                    ------------------------------------------------------------

                      Examples:


                       Assuming:

                          . you have made Purchase Payments of $18,000;

                          . your Contract Value is $20,000 ($17,000 in the
                            Subaccount and $3,000 in the Guarantee Account), $15,000 of which is from Scheduled Installments;

                          . you have no value in the Immediate Installment
                            Account;

                          . you request a partial withdrawal of $10,000 in
                            Contract Year 5; and

                          . you are not eligible for reduced Guaranteed Minimum
                            Income Payments.

                       Your surrender charge will be $500 (the lesser of 5% of $10,000 and 5% of $15,000). We take the partial withdrawal from the Guarantee Account ($3,000) and from the Subaccount ($7,000). You will receive a net check of $9,500 assuming there are no premium taxes or income taxes withheld. To reinstate your Guaranteed Minimum Income Payment you must repay the $6,650 to the Subaccount within 12 months of the partial withdrawal. In addition, you must pay interest to us (assessed on the $6,650 received) within 12 months of the partial withdrawal.

                      The following chart depicts the partial withdrawal.

                                                            Amount to
                                                            Reinstate
                                                            Guaranteed
                                                     Net     Minimum      Amount    Account
           Beginning           Remaining           Amount     Income      we add     Value
           Contract   Amount   Contract  Surrender Paid to   Payment      to the     After
 Account     Value   Withdrawn   Value    Charge     You   (+ Interest) Subaccount Repayment*
---------------------------------------------------------------------------------------------
Subaccount  $17,000   $ 7,000   $10,000   $(350)   $6,650     $6,650       $350     $17,000
                                                           (+ interest)
---------------------------------------------------------------------------------------------
Guarantee   $ 3,000   $ 3,000   $     0   $(150)   $2,850     $    0       $  0     $     0
Account
---------------------------------------------------------------------------------------------
Total       $20,000   $10,000   $10,000   $(500)   $9,500     $6,650       $350     $17,000
                                                           (+ interest)
---------------------------------------------------------------------------------------------

             * Assuming no growth in the Subaccount.

                       However, if you withdraw $17,000, your surrender charge will be $750 (5% of $15,000). The remaining value in the Guarantee Account is $0 and the remaining value in the Subaccount is $3,000. You will receive a net check of $16,250 assuming there are no premium taxes or income taxes withheld. To reinstate your right to Guaranteed Minimum Income Payments you must repay to the Subaccount $13,400 within 12 months of the partial withdrawal. In addition, you must pay interest to us (assessed on the $13,400 received) within 12 months of the partial withdrawal.

                       You will not be assessed a surrender charge on any amounts withdrawn greater than the amount of Scheduled Installments made.

                      Current market conditions may affect the impact of the surrender charges on your contract.

                       Assuming the amount of Scheduled Installments made to date equals $10,000, your Contract Value equals $20,000, and you fully surrender your contract in the third Contract Year, we would assess a surrender charge of $700 (7% of $10,000) with a net check to you of $19,300 assuming there are no premium taxes or income taxes withheld. However, if there is a market decline so your Contract Value is $9,000, and you request a full surrender, we would assess a surrender charge of $630 (the lesser of 7% of $9,000 and 7% of $10,000) with a net check to you of $8,370 assuming there are no premium taxes or income taxes withheld.

                      Access Charge and Market Value Adjustment for the Immediate Installment Account. We apply a Market Value Adjustment when we determine the amount available as a Death Benefit, surrender, or partial withdrawal from the Immediate Installment Account. We will also deduct an access charge from your partial withdrawal or surrender, but not from the amount we pay as a Death Benefit.

                      We treat a partial withdrawal or surrender of Contract Value in the Immediate Installment Account as a proportional withdrawal or surrender of each of the remaining future Immediate Installments. We also assess an access charge on amounts you surrender or partially withdraw from the Immediate Installment Account. This charge is a percentage of the Immediate Installment Account Value withdrawn.

                      The concept of calculating a Market Value Adjustment on the Immediate Installment Account is different from many other Market Value Adjustment calculations. Unlike traditional Market Value Adjustments where the present account value is known, here we know the future value of the Immediate Installments and need to calculate the present value. Therefore, we must determine the present value before we can determine what you receive upon surrender or partial withdrawal.

                      First, we use the interest rate in effect when you made your Flexible Purchase Payment into the Immediate Installment Account to discount each future Immediate Installment back to its present book value. We then sum all of these present values to calculate the value, before the application of any Market Value Adjustment.

                      Next, we determine your Immediate Installment Account Value by applying the Market Value Adjustment. We calculate the Market Value Adjustment factor separately for each Immediate Installment. The Market Value Adjustment for each Immediate Installment is equal to the present book value of that installment times the Market Value Adjustment factor for that installment. The Market Value Adjustment factor is:

                                      ((1 + i) / (1 + j))n - 1

                      where:

n  = the number of months until the Immediate Installment for a particular
     Flexible Purchase Payment will be transferred to the Subaccount

i = the original interest rate we used for the Immediate Installment when you made the Flexible Purchase Payment to the Immediate Installment Account

j = the current interest rate we use for a new Flexible Purchase Payment of (m/12) years that we currently make available for the Immediate
     Installment Account ((m/12) is rounded up to a whole number of years)

m  = the number of months until the last Immediate Installment for that Flexible
     Purchase Payment will be transferred to the Subaccount

                      The total Market Value Adjustment for the contract is the sum of each Market Value Adjustment calculated for each Immediate Installment. The Immediate Installment Account Value is the sum of the present book value of each Immediate Installment plus the total Market Value Adjustment for the contract. Two examples of how the Market Value Adjustment would work follow.

EXAMPLES:

EXAMPLE 1                       Example of Withdrawal from Immediate
                      Installment Account

                      Assuming:

                         . At issue, you made a Flexible Purchase Payment with
                           transfers of $645 for 264 months;

                         . On the first contract anniversary, you made a
                           Flexible Purchase Payment with transfers of $90 for 72 months;

                         . Your value (before the application of any Market
                           Value Adjustment) in the Immediate Installment Account at the end of the second Contract Year is $98,380. Of this amount, $93,400 is attributable to the initial Flexible Purchase Payment; the remaining $4,980 is attributable to the Flexible Purchase Payment paid on the first contract anniversary;

                         . Your Immediate Installment Account Value at the end
                           of the second Contract Year is $100,000. Of this amount, $95,000 is attributable to the initial Flexible Purchase Payment; the remaining $5,000 is attributable to the Flexible Purchase Payment paid on the first contract anniversary;

                         . You have no value in the Guarantee Account;

                         . You have not previously withdrawn amounts from the
                           Immediate Installment Account;


                         . You request a partial withdrawal of $2,000 at the
                           end of year 2;


                         . At the end of year 2, the access charge for
                           transfers established for the initial Flexible Purchase Payment is 6%;

                         . At the end of year 2, the access charge for
                           transfers established for the second Flexible Purchase Payment is 5% (because there are 60 transfers remaining).


                      The amount of withdrawal of value attributable to the initial Flexible Purchase Payment is $1,900 ($2,000 x $95,000/$100,000). The remaining $100 is withdrawn from the value attributable to the second Flexible Purchase Payment. Your access charge will be $119 (6% of $1,900 plus 5% of $100). You will receive a net check of $1,881 assuming there are no premium taxes or income taxes withheld.


                      Transfers for the initial Flexible Purchase Payment will be reduced by $12.90 ($645 x $2,000/$100,000) so the amount of the transfer subsequent to the withdrawal will be $632.10. Transfers for the second Flexible Purchase Payment will be reduced by $1.80 ($90 x $2,000/$100,000)
                      so the amount of its transfer subsequent to the withdrawal will be $88.20.

EXAMPLE 2             The second example below shows the total impact of the
                      Market Value Adjustments applicable to future Immediate
                      Installments of $1,000 for 120 months under hypothetical future monthly interest rates.


                      The example assumes a Flexible Purchase Payment of $90,524 (without the assessment of any premium tax) and that the level monthly interest rate determined at payment of the Flexible Purchase Payment is assumed to be 0.50%. As illustrated below, interest rates are assumed to be volatile during the 3 months following the Flexible Purchase Payment. In the first month following the Flexible Purchase Payment, monthly interest rates for a similar Flexible Purchase Payment have dropped to 0.4167%. As a result of this drop, Immediate Installment Account value increases. In the second month following the Flexible Purchase Payment, monthly interest rates for a similar Flexible Purchase Payment have increased to 0.5833%. As a result of this increase, Immediate Installment Account value decreases. In the third month following the Flexible Purchase Payment, interest rates for a similar Flexible Purchase Payment have decreased to 0.5%. As a result of this decrease, the current level monthly interest rate equals the level monthly interest rate at purchase and Immediate Installment Account value does not change because of the Market Value Adjustment.


                   Beginning of                  Beginning of      Level   Current   Current
                   Month Value     Immediate      Month Value     Monthly   Level     Market    Immediate
                  (before Market  Installment   (before Market    Interest Monthly    Value    Installment   Access
   Valuation     Value Adjustment  Transfer    Value Adjustment   Rate at  Interest Adjustment   Account     Charge   Surrender
      Day         and transfer)     Amount    and after transfer) Purchase   Rate     Amount      Value    Percentage   Value
-------------------------------------------------------------------------------------------------------------------------------
Date of Purchase     $90,524        $1,000          $89,524         0.5%       0.5%   $    0     $89,524       6%      $84,153
-------------------------------------------------------------------------------------------------------------------------------
1 Month after
 Purchase            $89,971        $1,000          $88,971         0.5%    0.4167%  $ 4,093     $93,064       6%      $87,480
-------------------------------------------------------------------------------------------------------------------------------
2 Months after
 Purchase            $89,416        $1,000          $88,416         0.5%    0.5833%  $(3,791)    $84,625       6%      $79,547
-------------------------------------------------------------------------------------------------------------------------------
3 Months after
 Purchase            $88,858        $1,000          $87,858         0.5%       0.5%   $    0     $87,858       6%      $82,587
-------------------------------------------------------------------------------------------------------------------------------

EXAMPLE 3             The third example shows the actual calculation of the
                      Market Value Adjustment for a representative number of Immediate Installments. The total Market Value Adjustment at any time will be the sum of the Market Value
                      Adjustments for all remaining Immediate Installments. The example assumes a Flexible Purchase Payment of $90,525, Immediate Installments of $1,000 per month for 120 months and a level monthly interest rate of 5%. No premium taxes are assumed. The example shows that the present value of the Immediate Installment Account increases because the current Market Value Adjustment factor is less than the level monthly interest rate when the Flexible Purchase
                      Payment was allocated to the Immediate Installment
                      Account.


                                  Level              Current   Current
             Immediate           Monthly   Present    Level     Market    Current     Present
            Installment  Months  Interest  Value at  Monthly    Value      Market    Value of
              Future     Until   Rate at   Purchase  Interest Adjustment   Value     Immediate
               Value    Transfer Purchase    Rate      Rate     Factor   Adjustment Installment
-----------------------------------------------------------------------------------------------
             $  1,000     118      0.5%   $   557.92  0.4167%   .10284   $   56.86  $   614.78
-----------------------------------------------------------------------------------------------
             $  1,000     117      0.5%   $   560.71  0.4167%   .10192   $   56.64  $   617.34
-----------------------------------------------------------------------------------------------
             $  1,000     116      0.5%   $   563.51  0.4167%   .10101   $   56.40  $   619.92
-----------------------------------------------------------------------------------------------
                  ...     ...      0.5%          ...  0.4167%      ...         ...         ...
-----------------------------------------------------------------------------------------------
                  ...     ...                    ...               ...         ...         ...
-----------------------------------------------------------------------------------------------
                          ...                    ...               ...         ...         ...
-----------------------------------------------------------------------------------------------
             $  1,000       2      0.5%   $   990.07  0.4167%   .00166   $    1.64  $   991.71
-----------------------------------------------------------------------------------------------
             $  1,000       1      0.5%   $   995.02  0.4167%   .00083   $     .83  $   995.85
-----------------------------------------------------------------------------------------------
             $  1,000       0      0.5%   $ 1,000.00  0.4167%        0   $       0  $ 1,000.00
-----------------------------------------------------------------------------------------------
TOTAL PRIOR
TO TRANSFER  $119,000                     $89,971.44                     $4,093.06  $94,064.50
-----------------------------------------------------------------------------------------------
TOTAL AFTER
TRANSFER     $118,000                     $88,971.44                     $4,093.06  $93,064.50
-----------------------------------------------------------------------------------------------

                          . The date of valuation and any Market Value
                            Adjustment is one month after the Flexible Purchase Payment. In that first month, monthly interest rates for a similar Flexible Purchase Payment have dropped to 0.4167%.

                      After we calculate the Market Value Adjustment, we determine the Surrender Value. To determine Surrender Value from the Immediate Installment Account, we subtract the appropriate access charge (determined separately for the Immediate Installments of each Flexible Purchase Payment) from the Immediate Installment Account Value.

                      We calculate the access charge as a percentage of the Immediate Installment Account Value withdrawn. The closer the surrender or partial withdrawal is to the date established for Immediate Installment transfers for that particular Flexible Purchase Payment to end, the lower the amount of the access charge will be. The amount of the access charge is as follows:


                                  Number of Years
                                 Remaining on Each
                                 Flexible Purchase           Access Charge
                              Payment Until the Date      (as a percentage of
                            Established for Installment  Immediate Installment
                                 Transfers to End       Account Value withdrawn)
                            ----------------------------------------------------
                                     6 or more                     6%
                                 5 but less than 6                 5%
                                 4 but less than 5                 4%
                                 3 but less than 4                 3%
                                 2 but less than 3                 2%
                                 1 but less than 2                 1%
                                 0 but less than 1                 1%
                            ----------------------------------------------------


                      The amount payable for a partial withdrawal or surrender from the Immediate Installment Account will be:

                        (1) the amount of the partial withdrawal or surrender
                            minus any access charge; minus

                        (2) any applicable premium taxes.

                      Because we take the partial withdrawal proportionally from each future Immediate Installment, the access charge is a weighted average of the access charge for each such installment. This weighted average is:

                         (1 minus the ratio of Surrender Value for the Immediate Installment Account to the Immediate Installment Account Value)

                      The amount payable for a partial withdrawal is therefore the amount of the partial withdrawal multiplied by the ratio of the Surrender Value for the Immediate Installment Account to the Immediate Installment Account Value.

                      Waiver of Surrender and Access Charges. We will waive all surrender charges and access charges if you surrender your contract and apply your Contract Value (plus or minus any applicable Market Value Adjustment) to one of the following Optional Payment Plans:


                        (1) Plan 1 (Life Income with Period Certain);

                        (2) Plan 2 (Income for a Fixed Period of 10 or more
                            years); or

                        (3) Plan 5 (Joint Life and Survivor Income).

                      If you elect one of the above Optional Payment Plans, then the amount applied to the plan will be your Contract Value, which includes any applicable Market Value Adjustment, minus any premium tax.


                      You may also select Optional Payment Plan 3 or Plan 4 upon surrender, although we will assess surrender charges and access charges (as well as any applicable Market Value Adjustment and any applicable premium tax) against your Contract Value. We will apply the Surrender Value to the selected plan. See the "Optional Payment Plans" provision in this prospectus.



                      In addition, you may also surrender your contract on the Annuity Commencement Date (which must be at least 10 years from the date the contract is issued) for the Contract Value as of that Valuation Day, without any surrender and/or access charges. In order to receive the lump sum payment, you must notify us at our Home Office of your intent to receive a lump sum payment on the Annuity Commencement Date within at least 10 business days and not more than 90 days prior to your Annuity Commencement Date. You will lose any Guaranteed Minimum Income Payments upon annuitization if you elect to receive a lump sum payment. If an Owner dies after notification is received, but prior to the Annuity Commencement Date, payment will be made in accordance with the "Death Benefit Upon Death of An Owner Before the Annuity Commencement Date" provision in this prospectus.


ASSET CHARGE          We deduct from the Subaccount an amount, computed daily,
                      equal to an effective annual rate of 1.50% of the average daily net assets of the Subaccount. We assess this charge when we compute the net investment factor. The asset charge reduces the value of Accumulation Units and Annuity Units. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.35%.


MONTHLY               If you do not make your Scheduled Purchase Payment by
BILLING FEE           means of an electronic fund transfer payment, we will
                      charge a $10.00 billing fee each month. We will add the monthly billing fee to the amount of your Scheduled Purchase
                      Payment, and deduct the charge from your payment before we apply that Scheduled Purchase Payment to the Subaccount.

DEDUCTIONS            We will deduct charges for any premium tax or other tax
FOR TAXES             levied by any governmental entity either from Purchase
                      Payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract
                      (proceeds include surrenders, partial withdrawals, annuity payments, and Death Benefit payments).

                      The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. The amount of premium tax assessed depends upon the laws of your state. The premium tax generally ranges from 0.0% to 3.5%.


PURCHASE              The cost of the optional riders varies based on the
PAYMENTS FOR          Annuitant's age, gender, and the amount and duration of
THE OPTIONAL          the Scheduled Purchase Payments. Payments for all
RIDERS                optional riders are due with each Scheduled Purchase
                      Payment. (See the "Fee Tables" for the maximum charge assessed for the Optional Riders.)


OTHER CHARGES         The Total Return Fund of GE Investments Funds, Inc.
AND DEDUCTIONS        incurs certain fees and expenses. To pay for these
                      charges, the Total Return Fund of GE Investments Funds,
                      Inc. makes deductions from its assets. The deductions are described more fully in the prospectus for the Total
                      Return Fund of GE Investments Funds, Inc.


                      We assess interest charges at an effective annual rate of 6% on any missed Scheduled Installment and a $10.00 monthly billing fee from the date of the missed Scheduled Installment to the date of repayment. In addition, we also assess interest at an effective annual rate of 6% on any partial withdrawal taken from the Subaccount. This interest is assessed from the date of the partial withdrawal until the date of repayment. See "The Contract" and the "Surrenders and Partial Withdrawals" provisions in this prospectus.


                      We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to broker-dealers for selling the contracts. You do not directly pay these commissions, we do. We intend to recover the commissions, marketing, administrative and other expenses and the cost of contract benefits through fees and charges imposed under the contract. See the "Sales of the Contract" provision in this prospectus.

The Death Benefit



DEATH BENEFIT         If any Owner, other than a spousal Joint Owner (or
UPON DEATH OF         Annuitant if the Owner is a non-natural person) dies
AN OWNER              before the Annuity Commencement Date, we will pay a Death
BEFORE THE            Benefit to the Designated Beneficiary. (See the "Required
ANNUITY               Distributions" provision in this prospectus.) The amount
COMMENCEMENT          of proceeds available is the Death Benefit.
DATE
                      We calculate the Death Benefit as of the Valuation Day that we receive due proof of death and all required forms at our Home Office. Until we receive due proof of death and all required forms, Immediate Installments will continue to be transferred from the Immediate Installment
                      Account, and Purchase Payments, if received, will continue to be applied to the Immediate Installment
                      Account, Guarantee Account and/or the Subaccount, as appropriate. Further, until we receive complete written settlement instructions from the Designated Beneficiary, values adjusted for transfers will remain in the Variable
                      Account, the Guarantee Account, and the Immediate
                      Installment Account. The Death Benefit therefore will fluctuate with the performance of the Variable Account.


                      Upon receipt of due proof of death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to a finding of death) and all required forms, we will process the Death Benefit in accordance with your or your Designated Beneficiary's instructions, subject to distribution rules and termination of contract provisions described elsewhere.

                      Unless otherwise required to be distributed pursuant to the distribution rules stated below, we will pay Death Benefit proceeds in a lump sum unless you or your Designated Beneficiary elect one of our Optional Payment Plans. See the "Optional Payment Plans" provision in this prospectus.

DEATH BENEFIT         The Death Benefit equals the greater of:
AMOUNT
                         . the sum of Purchase Payments received (excluding
                           payments made for any available optional riders) minus partial withdrawals as of the Valuation Day we receive due proof of death and all required forms at our Home Office; and

                         . the Contract Value (including any Market Value
                           Adjustment) as of the Valuation Day we receive due proof of death and all required forms at our Home Office.

REQUIRED              In certain circumstances, federal tax law requires that
DISTRIBUTIONS         distributions be made under the contract upon the first
                      death of:

                         . an Owner or Joint Owner; or

                         . the Annuitant or Joint Annuitant, if any Owner is a
                           non-natural person (i.e., an entity, such as a trust or corporation).

                      The discussion below describes the methods available for distributing the value of the contract upon death.

                      At the death of any Owner (or any Annuitant, if the Owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the Designated Beneficiary:

                        (1) Owner or Joint Owner;

                        (2) Primary Beneficiary;

                        (3) Contingent Beneficiary; or

                        (4) Owner's estate.

                      If there is more than one Designated Beneficiary, we will treat each one separately in applying the distribution rules prescribed by the tax laws as briefly described in the "Distribution Rules" provision below.

DISTRIBUTION          The distributions required by federal tax law differ
RULES                 depending on whether the Designated Beneficiary is the
                      spouse of the deceased Owner (or of the Annuitant, if the contract is owned by a non-natural entity). Upon receipt of due proof of death and all required forms, the Designated Beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed below.


                         . Spouses -- If the Designated Beneficiary is the
                           surviving spouse of the deceased and a Joint
                           Annuitant, except under certain types of Qualified Contracts, we will continue the contract in force with the surviving spouse as the new Owner and as the sole Annuitant. (For contracts issued as IRAs (or custodial IRAs), if the Designated Beneficiary is the surviving spouse of the deceased and a Joint Annuitant, then the surviving spouse (or the custodian for the benefit of the surviving spouse) may continue the contract.) At the death of the surviving spouse, this provision may not be used again, even if the surviving spouse remarries. In that case, the rules for non-spouses will apply. If the Designated Beneficiary is the surviving spouse of the deceased person but not a Joint Annuitant, the rules for non-spouses will apply.


                         . Non-Spouses -- If the Designated Beneficiary is not
                           the surviving spouse of the deceased person, the contract cannot be continued in force indefinitely. Instead, upon the death of any Owner (or any Annuitant, if any Owner is a non-natural entity), payments must be made to (or for the benefit of) the Designated Beneficiary under one of the following payment choices:

                           (1)receive the Death Benefit and any interest that
                              has been earned in one lump sum payment upon receipt of due proof of death and all required forms;

                           (2)receive the Death Benefit at any time during the
                              five year period following the date of death. See the "Requesting Payments" provision in this prospectus;

                           (3)apply the Death Benefit to provide an Income
                              Payment under Optional Payment Plan 1 or 2. The first Income Payment must be made no later than one year after the date of death. Also, the Income Payment period must be either the lifetime of the Designated Beneficiary or for a period not exceeding the Designated Beneficiary's life expectancy.

                      If the Designated Beneficiary makes no choice within 30 days following receipt of due proof of death and all required forms at our Home Office, we will pay the Death Benefit at any time during the five year period following the date of death (Option 2 above). Due proof of death must be provided within 90 days of the date of death. If due proof of death is not provided within 90 days of the date of death, we will pay the Contract Value as of the Valuation Day of receipt of due proof of death. We will not accept any Purchase Payments after we receive due proof of the non-spouse's death. If the Designated Beneficiary dies before we distribute the entire Death Benefit, we will pay in a lump sum any value remaining to the person named by the Designated Beneficiary. If no person is so named, we will pay the Designated Beneficiary's estate.

                      Under payment choices (1) and (2), the contract will terminate when we pay the Death Benefit. Under payment choice (3), this contract will terminate when we apply the Death Benefit to provide Income Payments.


                      Within 30 days of the date of receipt of due proof of death and all required forms, a non-spousal Joint Annuitant that is also the surviving Owner may use the proceeds from (1) above to purchase a contract with current terms and values substantially similar to this contract, as of the date of receipt of due proof of death and all required forms, including but not limited to the Guaranteed Minimum Income Payment, the value in each investment, Scheduled Installments, Scheduled Purchase Payments, surrender and access charges, and the Annuity Commencement Date. Missed Scheduled Installments will still be due.



DEATH BENEFIT         If any Annuitant dies after the Annuity Commencement
AFTER THE             Date, monthly Income Payments will be made as stated in
ANNUITY               the section discussing monthly Income Payments. See the
COMMENCEMENT          "Benefits at Annuity Commencement Date" provision in this
DATE                  prospectus.

Benefits at Annuity Commencement Date


                      You must select an Annuity Commencement Date on your application. In order to receive Guaranteed Minimum Income Payments under this contract, all contract requirements must be met. The Annuity Commencement Date selected at the time of application must be at least 10 years from the date the contract is issued and may not be changed once the contract is issued. This date cannot be any later than the contract anniversary following the Annuitant's 90th birthday (or younger Annuitant's 90th birthday in the case of Joint Annuitants). If your contract was purchased in conjunction with an Annuity Cross Funding Program, your Annuity Commencement Date for this contract and the Funding Annuity must be same. If you change the Annuity Commencement Date under the Funding Annuity Contract, you will no longer be eligible for Guaranteed Minimum Income Payments.



                      If the sole or last surviving Annuitant is still living on the Annuity Commencement Date and you have met all contractual requirements, we will pay you or your designated payee the monthly Income Payments that are guaranteed not to go below the minimum amount as stated on your contract's Data Pages and as described below beginning on that date unless you elected to receive payment in a lump sum. As provided in your contract, we may adjust the Annuitant(s)' age(s) used to determine the first Annual Variable Annuity Benefit, and we may deduct premium taxes from your payments.



                      Monthly Income Payments are made under a life annuity payment plan with a period certain of 10, 15, 20, 25, 30, 35, 40, 45, or 50 years. If you do not select a period certain we will use a life annuity payment plan with a 10 year period certain. If the Annuitant dies after the Annuity Commencement Date, AND monthly Income Payments were being made under a life annuity payment plan with a period certain, payments will continue to be made to the named Beneficiary(ies) until the end of the period certain. For instance, if monthly Income Payments are being paid under a life annuity payment plan with a period certain of 20 years and the Annuitant dies in the 10th year of monthly Income Payments, payments will continue to be made to the Annuitant's named Beneficiary(ies) for a period of 10 more years.



                      We determine your monthly Income Payments when the guarantee is in effect based on the Calculated Level Monthly Benefit. The Calculated Level Monthly Benefit is derived from the Annual Variable Annuity Benefit. The Calculated Level Monthly Benefit is one-twelfth of the Annual Variable Annuity Benefit plus level interest over a twelve-month period. The interest rate for each Annuity Year is the rate we declare for a twelve-month certain single purchase payment immediate fixed annuity, as of the Annuity Commencement Date or applicable Annuity Commencement Date Anniversary, for this contract.

                      The dollar amount of the first Annual Variable Annuity Benefit is a function of:

                         . the amount of your Contract Value on the Annuity
                           Commencement Date; and

                         . the annuity purchase rates shown in your contract.

                      The annuity purchase rates vary based on the age (and, for certain contracts, gender) of the Annuitant(s) as well as the certain period that was selected. Generally, the longer the life expectancy of the Annuitant(s) or the longer the certain period selected, the smaller the first Annual Variable Annuity Benefit will be. The benefit is calculated by:

                        (1) dividing the Contract Value on the Annuity
                            Commencement Date (less any applicable premium tax) by $1,000; and

                        (2) multiplying the result by the applicable annuity
                            purchase rate.

                      This amount is then "applied" to "acquire" Annuity Units. We determine the number of Annuity Units credited to a contract by dividing the dollar amount of the first Annual Variable Annuity Benefit by the Annuity Unit value for the Valuation Period ending on the Annuity Commencement Date (or the first Valuation Period ending after the Annuity Commencement Date if the Annuity Commencement Date falls on a date when the New York Stock Exchange is closed or the Total Return Fund of GE Investments Funds, Inc. does not value its shares). The value of your Annuity Units changes daily as a result of the investment performance of the Subaccount.

                      We determine the dollar amount of each subsequent Annual Variable Annuity Benefit on each anniversary of the Annuity Commencement Date by multiplying the Annuity Unit value for the Valuation Period (or the first Valuation Period ending after the Annuity Commencement Date if the anniversary of the Annuity Commencement Date falls on a date when the New York Stock Exchange is closed or on a date when the Total Return Fund of GE Investments Funds, Inc. does not value its shares) by the number of Annuity Units credited to the contract.

                      The Annuity Unit value equals (a) x (b) where:

                        (a) equals the Annuity Unit value for the preceding
                            Valuation Period; and

                        (b) equals (i) x (ii) where:

                            (i) is the net investment factor for the Valuation
                                Period for which we are calculating the Annuity Unit value; and

                           (ii) is an assumed discount rate equal to .99990575
                                raised to a power equal to the number of days in the Valuation Period.

                      If the Guaranteed Minimum Income Payment does not apply and the net investment return for the Subaccount over an Annuity Year is equal to 3.5% (the interest rate we use in calculating the amount of the Annual Variable Annuity Benefit), the Annual Variable Annuity Benefit for that Annuity Year will equal the benefit for the prior year. To the extent that such net investment return exceeds 3.5% for an Annuity Year, the Annual Variable Annuity Benefit for that Annuity Year will be greater than the benefit for the prior year. To the extent that such net investment return falls short of 3.5% for an Annuity Year, the Annual Variable Annuity Benefit for that Annuity Year will be less than the benefit for the prior year.

Guaranteed Minimum Income Payments


IF THE                If you meet the conditions required under the contract
GUARANTEED            for receipt of Guaranteed Minimum Income Payments (that
MINIMUM               is, within the time allowed, you paid all your Scheduled
INCOME                Installments and repaid the amount of any withdrawal
PAYMENT IS IN         received from the Subaccount plus interest and your
EFFECT                Annuity Commencement Date was at least 10 years from the
                      date the contract was issued), your monthly Income
                      Payments after the Annuity Commencement Date will be at least equal to the Guaranteed Minimum Income Payments.





                      We will calculate your initial Calculated Level Monthly Benefit as discussed above under the "Benefits at Annuity Commencement Date" provision. If the initial monthly Income Payment is less than the Guaranteed Minimum Income Payment, your initial monthly Income Payment will equal the Guaranteed Minimum Income Payment. If this occurs, we will track the difference in the Adjustment Account that we establish on the Annuity Commencement Date. The value of the Adjustment Account will equal the greater of (a) and (b), where:


                        (a) is zero (0); and

                        (b) is 12 times the Guaranteed Minimum Income Payment
                            minus 12 times the initial Calculated Level Monthly Benefit.


                      Monthly Income Payments will remain constant for an Annuity Year. At the beginning of each subsequent Annuity Year, we will determine the amount of the monthly Income Payments for that Annuity Year.



                      For monthly Income Payments after the first Annuity Year, the actual payment is the greater of (a) and (b), where:



                        (a) is the subsequent Calculated Level Monthly Income
                            Benefit minus 1/12 of any value in the Adjustment Account as of the date of the last monthly Income Payment; and


                        (b) is the Guaranteed Minimum Income Payment.


                      For subsequent monthly Income Payments after the first Annuity Year, the value of the Adjustment Account will be the greater of (a) and (b), where:


                        (a) is zero (0); and


                        (b) is the value of the Adjustment Account as of the
                            date that we determined the last monthly Income Payment, plus 12 times the actual subsequent monthly Income Payment, minus 12 times the subsequent Calculated Level Monthly Benefit.

                      In other words, you will not receive any of the Subaccount's gain until the Adjustment Account has been repaid from any future performance of the Subaccount.



                      The Guaranteed Minimum Income Payment is determined at contract issue and is based on many factors. Individuals with the same factors will receive the same Guaranteed Minimum Income Payment. The factors include ages(s), gender(s), purchase date, Annuity Commencement Date chosen, Scheduled Installments, period certain, mortality, assumed interest rate, state the contract is issued in, state premium tax (if any), and whether the contract is qualified or non-qualified.


REDUCED               For contracts issued as Non-Qualified Contracts
GUARANTEED            participating in the Annuity Cross Funding Program, you
MINIMUM INCOME        may be entitled to reduced Guaranteed Minimum Income
PAYMENTS              Payments if you lose your right to full Guaranteed
                      Minimum Income Payments provided the contract is still in effect as of the Default Date (described below) and you have made all Scheduled Installments for a period of at least 60 months. For Qualified Contracts participating in the Annuity Cross Funding Program, you may be entitled to reduced Guaranteed Minimum Income Payments if you lose your right to full Guaranteed Minimum Income Payments, provided your contract is still in effect as of the Default Date.

                      The Valuation Day you lose your right to full Guaranteed Minimum Income Payments under the contract is considered the "Default Date." You will lose your right to full Guaranteed Minimum Income Payments under the contract when you:

                         . Miss a Scheduled Installment and do not pay that
                           Scheduled Installment within 12 months of the date it was due, plus interest at an effective annual rate of 6% and any applicable monthly billing fees. (You may make no more than 24 Scheduled Installments outside the grace period over the life of your contract. See the "Reinstatement" provision in this prospectus.); and/or


                         . Take any withdrawals from the Subaccount and do not
                           repay the amount withdrawn from the Subaccount within 12 months from the date of the withdrawal, plus interest at an effective annual rate of 6%.


                      If the due date of any missed payment falls on any date on which the New York Stock Exchange is not open for regular trading or on a date on which the Total Return Fund of GE Investments Funds, Inc. does not value its shares, the due date will occur on the next Valuation Day.

                      We will calculate the reduced Guaranteed Minimum Income Payment by taking (a) divided by (b) multiplied by (c), where:

                        (a) is the total of Scheduled Installments paid to the
                            Subaccount and not previously withdrawn prior to the Default Date;


                        (b) is the total Scheduled Installments that are
                            required to be paid into the Subaccount prior to the Annuity Commencement Date as shown on your contract's Data Pages (this date must be a date at least 10 years from the date the contract is issued); and


                        (c) is the Guaranteed Minimum Income Payment (as shown
                            on your contract's Data Pages).

                      Once the reduced Guaranteed Minimum Income Payment amount has been determined, we will not recalculate it again, even if subsequent Purchase Payments are made. In addition,


                         . If partial withdrawals are taken from the Subaccount
                           once the reduced Guaranteed Minimum Income Payment has been determined and you do not repay the partial withdrawals with interest, you will lose your right to Guaranteed Minimum Income Payments.



                         . We will not further reduce your Guaranteed Minimum
                           Income Payments as described above.



                         . You may not begin Income Payments prior to the
                           Annuity Commencement Date and still receive reduced Guaranteed Minimum Income Payments.



IF THE                If the Guaranteed Minimum Income Payment is not in
GUARANTEED            effect, you may still receive Income Payments or elect to
MINIMUM               forego Income Payments and receive the value of the
INCOME                contract on or before the Annuity Commencement Date in
PAYMENT IS NOT        the form of a lump sum payment. If you elect to receive
IN EFFECT             Income Payments, your actual Income Payments will be in
                      the form of an annual variable Income Payment similar to a variable Income Payment described above under the "Benefits at Annuity Commencement Date" provision. There will be no Adjustment Account established.

Optional Payment Plans


                      You may apply your Death Benefit proceeds or your Surrender Value to an Optional Payment Plan. You will lose any Guaranteed Minimum Income Payments if you elect to apply your Surrender Value or your Death Proceeds to an Optional Payment Plan. The terms of the Optional Payment Plan elected will then become applicable. If you surrender the contract and select Plan 1, Plan 2 (with a certain period of 10 or more years), or Plan 5, then the amount applied to the Optional Payment Plan is the Contract Value, which includes any applicable Market Value Adjustment, minus any applicable premium tax. The amount we apply to calculate Income Payments is net of any applicable premium tax.



                      During the Annuitant's life, and before Income Payments begin, you (or the Designated Beneficiary at your death) can choose an Optional Payment Plan. If you change a Designated Beneficiary, your Optional Payment Plan selection will remain in effect unless you make a new selection. Any election or change in an Optional Payment Plan must be sent to our Home Office in a form acceptable to us. We do not allow any changes after Income Payments begin. If an Optional Payment Plan has not been chosen at the death of the Annuitant or Owner, your Designated Beneficiary can choose an Optional Payment Plan when we pay the Death Benefit. See "The Death Benefit" provision in this prospectus.


                      We will make Income Payments under one of the Optional Payment Plans annually. The amount of each payment under an Optional Payment Plan must be at least $100. Payments made under an Optional Payment Plan at the death of any Owner (or the Annuitant if the Owner is a non-natural person), must conform to the rules outlined in the "Death Benefit" provision.

                      We may make an age adjustment to determine the amount of the Income Payments. We will adjust the age according to the age adjustment table shown in your contract.

                      Fixed Income Payments. We will transfer proceeds applied to a fixed income option to our General Account. Payments made will equal or exceed those required by the state where we deliver the contract. We determine fixed Income Payments on the date we receive due proof of the Owner's death or on surrender. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

                      Variable Income Payments. We will transfer proceeds applied to a variable income option to the Subaccount. Your Income Payments, after the first payment, will reflect the investment experience of the Subaccount. No minimum amount is guaranteed. Income Payments begin after the date we receive due proof of any Owner's death or a surrender. We will calculate your variable Income Payments in the manner described above under the "Benefits at Annuity Commencement Date" provision of this prospectus.

                      Optional Payment Plans. The contract provides five Optional Payment Plans, each of which is payable on a fixed or variable basis. If any payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Guaranteed amounts payable are determined assuming an interest rate of 3.5% compounded yearly. We may increase this rate and the amount of any payment. Following are explanations of the Optional Payment Plans available.


                        Plan 1 -- Life Income with Period Certain. This option guarantees annual payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. Payments are determined according to the table in the Monthly Income Benefit section of your contract. We determine the guaranteed amounts payable under the plan. The payee selects the designated period. If the payee dies during the minimum period, we may offer to pay the discounted sum of the remaining guaranteed payments in one payment.

                        Plan 2 -- Income for a Fixed Period. This option guarantees annual payments for a fixed period not longer than 30 years. Payments will be made in accordance with the table in your contract. If the payee dies, we may offer to pay the discounted amount of the remaining guaranteed payments in one payment.

                        Plan 3 -- Income of a Definite Amount. This option provides annual payments of a definite amount to be paid. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If we increase the interest rate on amounts payable above the guaranteed rate, we will extend the payment period. If the payee dies, we may offer to pay the amount of the remaining proceeds with earned interest in one payment.

                        Plan 4 -- Interest Income. This option provides for annual payments of interest earned from the proceeds left with us. Payments will begin at the end of the first period chosen. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one payment.

                        Plan 5 -- Joint Life and Survivor Income. This option provides for us to make annual payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we may offer to pay the discounted amount of the remaining payments for the 10-year period in one payment.

                      If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the contract's Annuity Commencement Date. Variable income payments will begin within 7 days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.



                      All payments under Option Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plans 2, 3 or 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within 7 days in accordance with the "Surrenders and Partial Withdrawals" provision. If payments under Optional Payment Plans 2, 3 or 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within 7 days, however, some states require us to reserve the right to defer payments from the General Account for up to six months from the date we receive the request for payment.

Federal Tax Matters

INTRODUCTION          This part of the prospectus discusses the Federal income
                      tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF           This part of the discussion describes some of the Federal
NON-QUALIFIED         income tax rules applicable to Non-Qualified Contracts. A
CONTRACTS             Non-Qualified Contract is a contract not issued in
                      connection with a retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

                      Tax deferral on earnings. The Federal income tax law does not tax any increase in an Owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply. Such requirements include that:

                         . an individual must own the contract (or the tax law
                           must treat the contract as owned by an individual);

                         . the investments of the Variable Account must be
                           "adequately diversified" in accordance with regulations of the Internal Revenue Service ("IRS"); and

                         . the contract's Annuity Commencement Date must not
                           occur near the end of the Annuitant's life expectancy.

                      Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the excess of the annual increase in Contract Value over the annual Purchase Payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the Owner is currently taxable on the contract's earnings.

                      There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

                      In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural Owner (entity) is taxable on the annual increase in the Contract Value in excess of the Purchase Payments made that year. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

                      Investments in the Variable Account must be diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of a separate account such as the Variable Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Variable Account are adequately diversified. If the Variable Account fails to comply with these diversification standards, the Owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

                      Although we do not control the investments of the Total Return Fund of GE Investments Funds, Inc. (we only indirectly control such investments through an affiliated company), we expect that the Total Return Fund of GE Investments Funds, Inc. will comply with IRS regulations so that the Variable Account will be considered "adequately diversified."

                      Age at which annuity payments must begin. Federal income tax rules do not expressly identify a particular age by which annuity payments must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payments, of the contract's Purchase Payments paid and earnings. If annuity payments begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

                      No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

                      Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent of the gain in your contract, i.e., the excess of your Contract Value before the partial withdrawal over your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

                      A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

                      Your "investment in the contract" generally equals the total of your Purchase Payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income. In applying the above rules, it is possible that certain additional amounts could be included in the gain under your contract for purposes of determining the tax treatment of withdrawals, e.g., amounts attributable to the Guaranteed Minimum Income Payment feature of the contract or to benefits under the Disability Benefit Rider Option.

                      Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a partial withdrawal of such amount or portion.

                      Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract" (as defined above). In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

                      Taxation of annuity payments. The Code imposes tax on a portion of each annuity payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your annuity payment.

                      Pursuant to the Code, you will pay tax on the full amount of your annuity payments once you have recovered the total amount of the "investment in the contract." If annuity payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

                      If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The Owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Plan 3 if the payee is at an advanced age.

                      Taxation of cross funded annuity contracts. You may authorize partial withdrawals from a Funding Annuity to be applied to satisfy the Scheduled Installments into this annuity. In that event, based on a Private Letter Ruling issued by the IRS on July 30, 2002 (PLR
                      200243047), we believe that the tax treatment set forth below will apply to Non-Qualified Contracts and we will report relevant transactions to the IRS on the basis that:

                        (1) this annuity and the Funding Annuity will be
                            aggregated and treated as a single annuity contract for tax purposes;

                        (2) amounts transferred from the Funding Annuity to
                            this annuity will not be treated as a taxable distribution, but instead as a non-taxable transfer of assets within a single deferred variable annuity contract;

                        (3) if amounts are distributed from either this annuity
                            or the Funding Annuity before the Annuity
                            Commencement Date, such amounts will be taxed to the extent there is any aggregate gain in this contract and the Funding Annuity; and

                        (4) distributions from this annuity and the Funding
                            Annuity beginning on the Annuity Commencement Date will be aggregated and taxed on a pro rata basis.


                      A portion of each aggregate distribution on or after the Annuity Commencement Date (provided such date is a date at least 10 years from the date the contracts were issued) will be treated as a non-taxable return of the aggregate investment in this annuity and the Funding Annuity and the remaining portion of such aggregate distribution will be treated as taxable, until all such aggregate investment in this annuity and the Funding Annuity has been recovered. After that, all distributions from this annuity and the Funding Annuity will be fully taxable.


                      For Non-Qualified Contracts, if the Annuity Commencement Date of the Funding Annuity is changed so that this annuity and the Funding Annuity have different Annuity Commencement Dates, the resulting tax consequences will be uncertain and possibly less favorable than those set forth above.

                      Except as otherwise required by law, transfers of assets between contracts with different Annuity Commencement Dates and different withdrawals of assets from such contracts will be treated as taxable withdrawals, with gain determined on an aggregate basis in accordance with Code Section 72(e)(11).

                      Taxation of Death Benefits. We may distribute amounts from your contract because of the death of an Owner, a Joint Owner, or if an Owner is a non-natural person, an Annuitant. The tax treatment of these amounts depends on whether the Owner, Joint Owner, or Annuitant dies before or after the contract's Annuity Commencement Date.

                         . Before the contract's Annuity Commencement
                           Date. The Death Benefit is taxed in the same manner as annuity payments, if the Death Benefit is received under an optional payment plan.


                           If not received under an optional payment plan, the Death Benefit is taxed in the same manner as a surrender.


                         . After the contract's Annuity Commencement Date.  The
                           Death Benefit is excludable from income to the extent that it does not exceed the unrecovered "investment in the contract, provided the Death Benefit is received in accordance with the existing optional payment plan." All annuity payments in excess of the unrecovered "investment in the contract" are includible in income.


                           The tax law imposes tax on a Death Benefit received in a lump sum to the extent that it exceeds the unrecovered "investment in the contract" at the time of payment.

                      Penalty taxes payable on partial withdrawals, surrenders,
                      or annuity payments.   The Code may impose a penalty tax
                      equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals, surrenders or annuity payments that:

                         . you receive on or after you reach age 59 1/2;

                         . you receive because you became disabled (as defined
                           in the tax law);

                         . you receive as a series of substantially equal
                           periodic payments for the life (or life expectancy) of the taxpayer; or

                         . are received on or after the death of the Owner.

                      Special rules if you own more than one contract. In certain circumstances, you must combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an annuity payment, surrender, or partial withdrawal that you must include in income. For example:

                         . if you purchase a contract offered by this
                           prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

                         . if you purchase two or more deferred annuity
                           contracts from the same life insurance company (or one of its affiliates) during any calendar year, the Code treats all such contracts as one contract.

                      The effects of such aggregation are not clear. However, it could affect:

                         . the amount of a surrender, partial withdrawal or
                           annuity payment that you must include in income; and

                         . the amount that might be subject to a penalty tax.

                      Tax treatment of benefits provided by rider option. So long as you do not elect to participate in the Annuity Cross Funding Program, the contract may be issued with certain riders, that provide benefits upon unemployment, disability, or death. These benefits include the waiver of Scheduled Installments relating to entitlement to Guaranteed Minimum Income Payments, and also certain increases in annuity payments that are calculated on the Annuity Commencement Date.

                      The tax treatment of these benefits is not clear in all instances. For example, while benefits received under the Unemployment Benefit Rider Option will be taxable, there is uncertainty regarding the amount and timing of the taxation of benefits under this rider. We believe that benefits from this rider should be taxable upon the Annuity Commencement Date, but it is possible that amounts could be subject to tax earlier. The investment in the contract generally would be increased by any amount that is taxable.

                      With respect to the Disability Benefit Rider Option and Joint Annuitant Life Benefit Rider Option, a portion of benefits may be excludable from income. There is uncertainty, however, regarding the scope of any available exclusion, as well as the time when any non-excludable benefits would be subject to tax.

                      We will tax report that portion of any benefit payment which we believe is subject to tax with respect to all the rider benefits.

                      Section 1035 exchanges. Under section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.


                      Upon death of a non-spousal Joint Owner, the contract provides the surviving Joint Owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under section 1035.

QUALIFIED             We also designed the contracts for use in connection with
RETIREMENT            certain types of retirement plans that receive favorable
PLANS                 treatment under the Code. Contracts issued to or in
                      connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We do not currently offer all of the types of Qualified Contracts described, and may not offer them in the future.
                      Prospective purchasers should contact our Home Office to learn of the availability of Qualified Contracts at any given time.

                      The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

                      The Federal income tax rules applicable to qualified plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified plans and individual retirement arrangements. Persons intending to use the contract in connection with a qualified plan should obtain advice from a tax adviser.


                      Types of Qualified Contracts. At present, the contract may be used in conjunction with qualified corporate employee pension and profit-sharing plans ("401(a) plans"), including "401(k) plans," and qualified annuity plans ("403(a) plans"). The contract may also be used as or in conjunction with IRAs and Roth IRAs.


                      Terms of qualified plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified plan, we will amend a contract as generally necessary to conform to the requirements of that type of plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

                      Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan such as: participation; vesting and funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; and withholding, reporting and disclosure.


                      In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

                      There are specific Code and ERISA rules that apply to loans from qualified plans. Employer plans may have additional restrictions. Partial withdrawals and repayments of partial withdrawals permitted under this contract may not qualify as a qualified plan loan.

                      If this contract is purchased as an investment of a qualified retirement plan, the Owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the Owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

                      Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee and plan administrator to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

                      Guaranteed Minimum Income Payments. Distributions from Qualified Contracts generally must satisfy certain required "minimum distribution rules." It is unclear whether variable annuity payments subject to the contract's Guaranteed Minimum Income Payments feature will satisfy these rules. As a result, the availability of such payments could cause the disqualification of a Qualified Contract, which could result in increased taxes to the Owner. We reserve the right to limit the availability of such payments, or to modify such payments, as necessary to preclude any such disqualification.

                      Treatment of Qualified Contracts compared with Non-Qualified Contracts. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

                         . the Code generally does not impose tax on the
                           earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

                         . the Code does not limit the amount of Purchase
                           Payments and the time at which Purchase Payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of Purchase Payments made to Qualified Contracts;

                         . the Code does not allow a deduction for Purchase
                           Payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for Purchase Payments made to a Qualified Contract.

                      The Federal income tax rules applicable to qualified plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of Purchase Payments that can be made, and the tax deduction or exclusion that may be allowed for the Purchase Payments. These limits vary depending on the type of qualified plan and the circumstances of the plan participant, e.g., the participant's compensation.


                      Under qualified plans, the Owner must begin receiving payments from the contract in certain minimum amounts by a certain age (generally, April 1 of the calendar year following the later of attainment of age 70 1/2 or retirement). Under IRA, the Owner must begin receiving payments from the contract in certain minimum amounts by April 1 of the calendar year following the attainment of age 70 1/2. Roth IRAs do not require any distributions during the Owner's lifetime.



                      When distributions are to be made for married participants under certain Qualified Contracts, the form of distribution may have to be a qualified joint and survivor annuity. The form of distribution can be altered only with receipt of consent of the spouse and the annuitant.


                      Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase Payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no

                      "investment in the contract" and you must include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. Additional Federal taxes may be payable in connection with a Qualified Contract. For example, failure to comply with the minimum distribution rules applicable to certain qualified plans, such as an employer-sponsored retirement plan, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.


                      Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, the following exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

                         . received on or after the Owner reaches age 59 1/2;

                         . received on or after the Owner's death or because of
                           the Owner's disability (as defined in the tax law);

                         . received as a series of substantially equal periodic
                           payments for the life (or life expectancy) of the taxpayer; or

                         . received as reimbursement for certain amounts paid
                           for medical care.

                      Additional exceptions may be taxable.

                      Moving money from one Qualified Contract or qualified plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions in certain circumstances for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified advisor before you move or attempt to move funds between any Qualified Contract or plan and another Qualified Contract or plan.

                      Direct rollovers. The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs.) The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the Owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

FEDERAL               We will withhold and remit to the IRS a part of the
INCOME TAX            taxable portion of each distribution made under a
WITHHOLDING           contract unless the distributee notifies us at or before
                      the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax.
                      At the time you request a partial withdrawal, surrender, or annuity payment, we will send you forms that explain the withholding requirements.

STATE INCOME          If required by the law of your state, we will also
TAX WITHHOLDING       withhold state income tax from the taxable portion of
                      each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF         Under existing Federal income tax laws, we do not pay tax
THE COMPANY           on investment income and realized capital gains of the
                      Variable Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Variable Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Variable Account, we may impose a charge against the Variable Account to pay the taxes.

CHANGES IN            This discussion is based on the Code, IRS regulations,
THE LAW               and interpretations existing on the date of this
                      prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Requesting Payments


                      To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Subaccount within 7 days after receipt at our Home Office of a request in good order for a partial withdrawal or surrender. We also will ordinarily make payment of lump sum Death Benefit proceeds from the Subaccount within 7 days from the receipt of due proof of death and all required forms. We will determine the payment amount as of the end of the Valuation Day during which our Home Office receives the payment request or due proof of death and all required forms. State law requires that we reserve the right to defer payments from the Guarantee Account and the Immediate Installment Account for a partial withdrawal or surrender for up to 6 months from the date we receive your payment request.


                      In most cases, when we pay Death Benefit proceeds in a lump sum, we will pay these proceeds either:

                        (1) to your Designated Beneficiary directly in the form
                            of a check; or

                        (2) by establishing an interest bearing account for the
                            Designated Beneficiary called the "GE Secure Access Account" in the amount of the Death Benefit.


                      When establishing the GE Secure Access Account we will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the Death Benefit payable. The GE Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the GE Secure Access Account. If we do not receive instructions from the Designated Beneficiary with regard to the form of Death Benefit payment, we will automatically establish the GE Secure Access Account.


                      We may delay making a payment from the Subaccount or applying Subaccount Value to a payment plan if:

                        (1) the disposal or valuation of the Subaccount is not
                            reasonably practicable because:

                              . the SEC declares that an emergency exists (due
                                to the emergency the disposal or valuation of the Variable Account's assets is not reasonably practicable);

                              . the New York Stock Exchange is closed for other
                                than a regular holiday or weekend;

                              . trading is restricted by the SEC; or

                        (2) the SEC, by order, permits postponement of payment
                            to protect our Owners.

                      We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

Sales of the Contract


                      We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) (collectively, "CBC") for the distribution and sale of the contracts. Pursuant to this agreement, CBC serves as principal underwriter for the contracts, offering them on a continuous basis. CBC is located at 3001 Summer Street, 2nd Floor, Stamford, Connecticut 06905.


                      CBC was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. CBC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the NASD.


                      CBC offers the contracts through registered representatives who are registered with the NASD and with the states in which they do business. More information about CBC and the registered representatives is available at http://www.nasdr.com or by calling 1-800-289-9999. You can also obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with CBC are also licensed as insurance agents in the states in which they do business and are appointed with the Company.



                      We pay commissions and other marketing related expenses associated with the promotion and sales of the contracts to CBC. The amount of the commission varies but is not expected to exceed approximately 15% of your first year Scheduled Purchase Payments and 6% of your Flexible Purchase Payments and any Scheduled Purchase Payment received after the first contract year. We may, on occasion, pay a higher commission for a short period of time as a special promotion. We pay commissions either as a percentage of Purchase Payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or in some cases, a combination of both. The commission or a portion of it will be returned to us if the contract is surrendered during the first Contract Year.


                      The amount of commissions we pay may vary based on the optional benefits an Owner may elect when he or she purchases the contract. We may offer a range of initial commission and trail commission options (which will take into account, among other things, the length of time Purchase Payments have been held under the contract, Contract Values, and elected features and benefits).




                      CBC may enter into selling agreements with other broker-dealers (including our affiliate, Terra Securities Corporation) registered under the 1934 Act to sell the contracts. Under these agreements, the commission paid to the broker-dealer is not expected to exceed the amount described above. When a contract is sold through another broker-dealer, CBC passes through the entire amount of the sales commission to the selling broker-dealer; that broker-dealer may retain a portion of the commission before it pays the registered representative who sold the contract.


                      We also may make other payments for services that do not directly involve the sales of the contracts. These services may include the recruitment and training of personnel, production of promotional literature and similar services. In addition, registered representatives may be eligible for non-cash compensation programs that we offer, such as conferences, trips, prizes and awards.




                      We intend to recover commissions, marketing, administrative and investment expenses and costs of contract benefits through fees and charges imposed under the contracts. Commissions paid on the contracts, including other incentives and payments, are not charged directly to you or to the Variable Account.

Additional Information

OWNER                 The obligations to Owners under the contracts are ours.
QUESTIONS             Please direct your questions and concerns to us at our
                      Home Office.

RETURN                Within the 15-day free-look period after you receive the
PRIVILEGE             contract, you may cancel it for any reason by delivering
                      or mailing it postage prepaid, to our Home Office at:

                                              GE Life and Annuity Assurance
                                              Company
                                              Annuity New Business
                                              6610 West Broad Street
                                              Richmond, Virginia 23230


                      If you cancel your contract, it will be void. Unless state law requires that we return your Purchase Payments, the amount of the refund you receive will equal your Contract Value and any rider Purchase Payments received plus any adjustments required by applicable law or regulation on the date we receive the contract plus or minus any applicable Market Value Adjustment, but without reduction for any surrender charge or access charge. If state law requires that we return your Purchase Payments, the amount of the refund will equal the Purchase Payments made less any partial withdrawals you previously made. In certain states, you may have more than 15 days to return the contract for a refund.


STATE                 As a life insurance company organized and operated under
REGULATION            the laws of the Commonwealth of Virginia, we are subject
                      to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

                      Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

RECORDS AND           As presently required by the 1940 Act and applicable
REPORTS               regulations, we are responsible for maintaining all
                      records and accounts relating to the Variable Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract
                      Value, including your value in the Subaccount, the Immediate Installment Account and the Guarantee Account.
                      The report also will show Purchase Payments and charges made during the statement period. We also will send you an annual and a semi-annual report for the Total Return
                      Fund of GE Investments Funds, Inc., as required by the 1940 Act. In addition, you will receive a written confirmation when you make Purchase Payments, transfers from either the Immediate Installment Account or Guarantee Account to the Subaccount, or take partial withdrawals.

OTHER                 We have filed a Registration Statement with the SEC,
INFORMATION           under the 1933 Act, for the contracts being offered by
                      this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Variable Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.


LEGAL MATTERS         We, like other insurance companies, are involved in
                      lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Except for the McBride case described below, the ultimate outcome of which, and any effect on us, cannot be determined at this time, management believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on our Consolidated Financial Statements.



                      We were named as a defendant in a lawsuit, McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co., related to the sale of universal life insurance policies. The complaint was filed on November 1, 2000 as a class action on behalf of all persons who purchased certain of our universal life insurance policies and alleges improper practices in connection with the sale and administration of universal life policies. The plaintiffs sought unspecified compensatory and punitive damages. On December 1, 2000, we removed the case to the U.S. District Court for the Middle District of Georgia. No class has been certified. We have vigorously denied liability with respect to the plaintiff's allegations. Nevertheless, to avoid the risks and costs associated with protracted litigation and to resolve our differences with policyholders, we agreed in principle on October 8, 2003, to settle the case on a nationwide class action basis. The settlement provides benefits to the class, and allows us to continue to serve our customers' needs undistracted by disruptions caused by litigation. The settlement documents have not been finalized, nor has any proposed settlement been submitted to the proposed class or for court approval, and a final settlement is not certain. In the third quarter of 2003, we accrued $50 million in reserves relating to this litigation, which represents our best estimate of bringing this matter to conclusion. The precise amount of payments in this matter cannot be estimated because they are dependent upon court approval of the class and related settlement, the number of individuals who ultimately will seek relief in the claim form process of any approved class settlement, the identity of such claimants and whether they are entitled to relief under the settlement terms and the nature of the relief to which they are entitled.



                      Capital Brokerage Corporation, the principal underwriter, is not engaged in any litigation of any material nature.

GE Life and Annuity Assurance Company

BUSINESS GE Life and Annuity Assurance Company (the "Company", "we", "us", or "our" unless context otherwise requires) is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. General Electric Capital Corporation ("GE Capital") acquired us from Aon Corporation on April 1, 1996. GE Capital subsequently contributed us to its wholly owned subsidiary, GE Financial Assurance Holdings, Inc., ("GE Financial Assurance") and ultimately the majority of the outstanding common stock to General Electric Capital Assurance Company ("GECA" or "GE Capital Assurance"). As part of an internal reorganization of GE Financial Assurance's insurance subsidiaries, the Harvest Life Insurance Company ("Harvest") merged into us on January 1, 1999. At this time we were renamed GE Life and Annuity Assurance Company. Harvest's former parent, Federal Home Life Insurance Company ("Federal"), received our common stock in exchange for its interest in Harvest.

                      We principally offer annuity contracts, guaranteed investment contracts, funding agreements, and life insurance. We do business in the District of Columbia and all states, except New York. Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

                      We are one of a number of subsidiaries of GE Financial Assurance, a holding company that, through its subsidiaries, provides consumers financial security solutions by selling a wide variety of insurance, investment and retirement products, primarily in North America. Our product offerings are divided along two segments of consumer needs: (1) Retirement Income and Investments and (2) Protection. We also have a Corporate and Other segment, which consists primarily of net realized investment gains (losses), interest and other financing expenses, and unallocated corporate income and expenses.

                      As an integral part of GE Financial Assurance, we are able to leverage the strengths of an international organization. We do so to offer consumers a wide variety of products through the convenience of diverse distribution channels. In addition, we are able to utilize GE Financial Assurance's centers of excellence to provide world-class customer service within a competitive cost structure.

                      Our financial information, including the information contained in this report filed on Form 10-K, quarterly reports on Form 10-Q, current reports on Form 8-K, and any amendments to the above mentioned reports, will be made available upon request. Alternatively, reports filed with the United States Securities and Exchange Commission ("SEC") may be viewed or obtained at the SEC Public Reference Room in Washington, D.C., or at the SEC's Internet site at www.sec.gov.

OWNERSHIP             At December 31, 2003, all of our outstanding common stock
                      was owned directly and indirectly by GE Financial
                      Assurance. GE Financial Assurance acquired approximately three percent of our outstanding common stock, pursuant to a Stock Purchase Agreement, dated November 18, 2003 by and between Phoenix Life Insurance Company and GE
                      Financial Assurance. GE Capital Assurance and Federal both indirect subsidiaries of GE Financial Assurance, own approximately eighty-five percent and twelve percent of our outstanding common stock, respectively. GE Financial
                      Assurance is a wholly owned, direct subsidiary of GEI, Inc., which in turn is a wholly owned direct subsidiary of GE Capital, which in turn is a wholly owned subsidiary of General Electric Capital Services, Inc., which in turn is a wholly owned direct subsidiary of General Electric
                      Company ("GE"). At December 31, 2003, all of our outstanding non-voting preferred stock was owned by Brookfield Life Assurance Company Limited ("BLAC") as a result of a contribution on November 7, 2003 of our preferred shares by GE Financial Assurance. BLAC is a wholly owned direct subsidiary of GE Financial Assurance.

                      On November 18, 2003, GE issued a press release announcing its intention to pursue an initial public offering ("IPO") of a new company named Genworth Financial, Inc. ("Genworth") that will comprise most of its life and mortgage insurance operations, including us. GE filed a registration statement with the U.S. Securities and Exchange Commission in January 2004 and expects to complete the IPO in the first half of 2004, subject to market conditions and receipt of various regulatory approvals.

STRATEGY We believe that changes in demographics such as the increased number of baby boomers entering middle and late middle age, longer life expectancies due to healthy lifestyles and medical advances, and the reduction in government and employer-sponsored benefit programs have increased, and will continue to increase, the demand for innovative products and services to solve financial needs and challenges. Our strategy is designed to take advantage of these trends by offering a broad array of insurance and investment products and services to meet key consumer financial needs at each stage of life. We do this through two primary channels of distribution.

                      Our approach is to maintain distinct product and distribution capabilities designed to deliver innovative products and services that help consumers invest, protect, and retire. Most of our products are targeted at middle- to upper-income consumers. To date, we have operated entirely in the United States.

                      Our strategy is to be a consumer retirement income and personal protection provider through (i) intense customer focus, (ii) core growth of product capabilities, distribution reach, and service content, and (iii) cost and speed effectiveness. These elements are further supported by a strong foundation of operating fundamentals. Our strategy consists of the following elements:

                         . Customer Focus.  We focus on two sets of customers:
                           (1) consumers and (2) distribution
                           partners/producers. Our core concept is to be customer needs driven and to simplify consumers' financial lives. To accomplish this, we offer not only products but also financial planning tools and education to enable personalized solutions that provide options and choices for consumers and their advisors. By providing financial solutions for every stage of a consumer's life, either directly or through our affiliates, we believe we will differentiate ourselves from our competitors and create an affinity with customers that will translate into lifetime relationships. Our products are designed to enable the growing retired population to convert their invested assets into reliable retirement income.

                         . Growth.  This element begins with our focus on
                           driving core business growth, building our distribution capabilities, and maintaining a broad range of fresh, innovative products and services. We focus on key customer groups and distribution channels that are well positioned to maximize marketplace penetration. We believe that our customers are becoming increasingly sophisticated in assessing their needs for savings, insurance, and retirement. Our products and services are designed to meet needs based on input from consumers and the distributors who service them. To obtain this input, we endeavor to create and maintain direct contact with both our key consumer and distribution groups. We see branding as increasingly important in the competitive financial services industry. We therefore actively promote the GE brand, which is highly attractive to consumers and distributors.

                           Our distribution strategy is focused on penetrating our targeted markets through three types of distribution methods: financial intermediaries, independent producers, and dedicated sales specialists.

                           Through each distribution method, we believe core growth will be driven by the following factors:

                            . strong product development;

                            . disciplined marketing and sales;

                            . expansion of specific distribution relationships;
                              and

                            . selective cross marketing of products.

                           In addition, we believe our commitment to technology investments has allowed us to capitalize on two fundamental opportunities to further accelerate our growth:

                             (1)making our existing businesses and ways of
                                serving consumers more effective by being faster and more cost efficient; and

                             (2)creating entirely new product and service
                                capabilities or processes to build new ways of reaching consumers and our distributors.

                           Although our primary focus is on increasing our sales of existing products by enhancing our marketing, new product development and service capabilities, and driving distribution efficiency, we will continue to consider opportunities to enter new markets. We believe entry into these new markets will be accomplished through:

                            . development of new products for sale through
                              existing or new channels;

                            . creation of new distribution segments; and

                            . alliances with entities with presence in
                              attractive markets or distribution channels.

                         . Cost and Speed Competitiveness.  We recognize that
                           consolidation in the financial services industry will create fewer, but larger, competitors. Our ability to effectively compete will be dependent upon many factors, including our ability to maintain or achieve operating scale and reduce our expenses through areas such as eliminating duplicate functions, utilizing affiliates in lower cost locations (such as India) to centralize back office processes, leveraging buying power, and the use of enhanced technology to achieve operational efficiencies. In addition, we believe the speed and responsiveness of business processes is critical to being competitive. While we believe that the diversity of GE Financial Assurance's distribution channels is also a competitive advantage, we recognize the need to coordinate our efforts with our affiliates to provide a unified face to our customers and distributors. We are committed to service excellence through the implementation of quality initiatives and technology to provide timely and efficient response to all consumer inquiries, needs, and requests. In addition, we are continuously analyzing means by which we can leverage technology. We believe the benefits from this initiative include improved customer service, expanded product and service offerings, and increased operating efficiency for both our customers and us. We believe that our continued success will be predicated upon our ability to achieve game-changing efficiencies through the use of new technologies, digital processes, and the Internet.

                         . Strong Foundation of Operating Fundamentals.  Our
                           dedication to providing quality products to our customers rests on maintaining a strong risk management, compliance and controllership focus. We believe this focus provides a solid foundation for our successful execution of our business strategy. Risk management, compliance and controllership processes and practices have been a long-standing strength of ours. We have developed processes and practices appropriate for our operating businesses by leveraging the experience of the GE system. We maintain a dynamic system of internal controls designed to ensure financial reporting, appropriate design of products and management of in force blocks of business, sound investment management, adherence to compliances and regulatory practices, protection of physical and intellectual property, and efficient use of resources.

OPERATING             During the fourth quarter 2003, we redefined our
SEGMENTS              operating segments. Management realigned the business on
                      a product line and market basis to intensify its focus on return on equity, optimum deployment of capital and distribution effectiveness. As a result of this change, our operations are conducted under two reporting segments corresponding to customer needs: 1) Retirement Income and Investments and 2) Protection.

                      We also have a Corporate and Other segment, which consists primarily of net realized investment gains (losses), interest and other financing expenses, and unallocated corporate income and expenses.

RETIREMENT            Through our Retirement Income and Investments segment, we
INCOME AND            offer deferred annuities (variable and fixed), guaranteed
INVESTMENTS           investment contracts ("GICs") and funding agreements, and
SEGMENT               variable life insurance. We offer these products to a
                      broad range of consumers, generally aged 45 and older, who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income during their retirement, and seek to protect against outliving their assets during retirement.

Products

DEFERRED ANNUITIES    Purchase payments related to single and flexible purchase
                      payment deferred annuities are reported as deposit liabilities in accordance with accounting principles generally accepted in the United States of America ("U.S.
                      GAAP").

                      Variable Annuities. A variable annuity has an accumulation period and a payout period. Variable annuities allow the contract owner to allocate all or a portion of his account value to separate accounts that invest in investment accounts that are distinct from our general account and track the performance of available underlying mutual funds. Assets held in separate accounts supporting variable annuity contracts aggregated $7,765.8 million, $6,962.6 million, and $8,739.5 million, at December 31, 2003, 2002, and 2001, respectively. Our deposit liabilities not held in the separate account for variable annuities (i.e., amounts included in future annuity and contract benefits on the Consolidated Balance Sheets) were $2,689.3 million, $1,929.3 million, and $1,319.3 million as of December 31, 2003, 2002, and 2001, respectively. Our purchase payments received for variable annuities during these same periods were $1,822.6 million, $1,595.2 million, and $2,278.7 million, respectively.

                      Our variable annuity contracts permit the contract owner to withdraw all or part of the purchase payments paid, plus the amount credited to his account, subject to contract terms, such as surrender charges. The cash surrender value of a variable annuity contract depends upon the value of the assets that have been allocated to the contract, how long those assets have been in the contract and the investment performance of the mutual funds to which the contract owner has allocated assets.

                      Variable annuities provide us with fee-based revenue in the form of expense charges and, in some cases, mortality charges. These fees equal a percentage of the contract owner's assets in the separate account and typically range from 1.15% to 1.70% per annum. We also receive fees charged on assets allocated to our separate account to cover administrative costs, as well as a portion of the management fees from the underlying mutual funds in which assets are invested.

                      We also offer variable annuities with fixed account options and with bonus features. Variable annuities with fixed account options enable the contract owner to allocate a portion of his account value to the fixed account, which pays a fixed interest crediting rate. The portion of the account value allocated to the fixed account option represents general account liability for us and functions similarly to a traditional fixed annuity, whereas for the portion allocated to the separate account, the contractholder bears the investment risk. Our variable annuities with bonus features entitle the contract owner to an additional increase to his account value upon making a purchase payment. However, variable annuities with bonus features are subject to different surrender charge schedules and expense charges than variable annuities without the bonus feature.

                      Variable annuity contracts provide for a guaranteed minimum death benefit, or GMDB, which provides the contract owner's survivors a minimum account value upon the contract owner's death. Our contract owners have the option to purchase at an additional charge a GMDB rider, which provides for richer death benefits. As of December 31, 2003, the account value of our variable annuities with GMDBs was approximately $10.5 billion, with related death benefit exposure of approximately $1.6 billion. We have reinsured approximately 63% of the account value and 86% of this in-force exposure. Assuming every contract owner died on December 31, 2003, as of that date, contracts with GMDB features not covered by reinsurance had an account value of $3.9 billion and a related death benefit exposure of $234 million net amount at risk. In addition to reinsurance, we establish reserves equal to the accumulated value of the charges for the benefit less any actual death benefit claims paid to date. We have self-insured the GMDB benefits over time, and we have no reinsurance coverage for policies issued after January 2003. In May 2003, we provided consumers with more choices by unbundling the types of GMDBs available and have priced each benefit separately. We will continue to monitor the importance of individual features and their pricing to meet customer needs that conform to company performance expectations.

                      We continually review potential new variable annuity products and pursue only those where we believe we can achieve targeted returns in light of the risks involved. For example, unlike several of our competitors, we have not offered variable annuity products with traditional guaranteed minimum income benefits, or GMIBs, or with guaranteed minimum accumulation benefits, or GMABs. Traditional GMIB products guarantee a specified minimum appreciation rate for a period of time after annuity payments commence. GMAB products guarantee a customer's account will be no less than the original investment at the end of the specified accumulation period, plus a specified interest rate.

                      Although we do not offer traditional GMIBs or GMABs, we have been able to capitalize on the demand for products with guarantees through our GE Retirement Answer product, or GERA(TM), which we launched in April 2002. GERA(TM) is a variable deferred annuity that has a minimum 10-year scheduled accumulation period for customers who desire guaranteed minimum income streams at the end of an accumulation period. If a contract owner makes the required scheduled purchase payments, he is guaranteed a minimum income stream at the end of the accumulation period. The actual income stream may exceed the guaranteed minimum based upon the performance of the underlying portfolios in the separate account. Based on key product design features, some of which have patents pending, we believe GERA(TM) allows us to provide our customers a guaranteed income annuity product that mitigates a number of the risks that accompany guaranteed minimum income benefits offered by many of our competitors.

                      Fixed Annuities. We offer fixed single premium deferred annuities, or SPDAs, which provides for a single premium payment at time of issue, an accumulation period and an annuity payout period at some future date. During the accumulation period, we credit the account value of the annuity with interest earned at an interest rate, called the crediting rate. The crediting rate is guaranteed initially for a period of one to seven years, at the contract owner's option, and thereafter is subject to change based upon competitive factors, prevailing market rates and product profitability. Each contract also has a minimum guaranteed crediting rate. Our fixed annuity contracts are funded by our general account, and the accrual of interest during the accumulation period is generally on a tax-deferred basis to the owner. The majority of our fixed annuity contract owners retain their contracts for 5-10 years. After the period specified in the annuity contract, the contract owner may elect to take the proceeds from the annuity as a single payment or over time.

                      Our fixed annuity contracts permit the contract owner at any time during the accumulation period to withdraw all or part of the single premium paid, plus the amount credited to his account, subject to contract provisions such as surrender charges that vary depending upon the terms of the product. The contracts impose surrender charges that typically vary from 5.0% to 8.0% of the account value, starting in the year of deposit and decreasing to zero over a 5- to 7-year period. The contract owner also may withdraw annually up to 10% of the account value without penalty. Approximately $302.5 million, or 35% of the total account value of our fixed annuities as of December 31, 2003, were subject to surrender charges. Our purchase payment liabilities for fixed annuities as of December 31, 2003, 2002, and 2001 were $864.3 million, $944.9 million, and $1,030.0 million, respectively. Our purchase payments received for these same periods were $5.6 million, $59.2 million, and $99.2 million, respectively.

                      At least once each month, we set an interest crediting rate for newly issued SPDAs. We maintain the initial crediting rate for a minimum period of one year or the guarantee period, whichever is longer. Thereafter, we may adjust the crediting rate no more frequently than once per year for any given SPDA contract. Our in-force fixed annuity products (other than MVAs, defined below) generally have minimum guaranteed crediting rates ranging from 3.5% to 4.0% for the life of the contract, and currently we are crediting rates between 3.5% and 6.1% on a majority of those products. The most frequent minimum guaranteed crediting rate as of December 31, 2003, was 4.0%.

                      A subset of our fixed annuities is the fixed market value adjusted deferred annuity ("MVA"). This annuity is an SPDA with an MVA feature that increases or decreases the surrender value of the contract in the event that a contractholder surrenders the annuity prior to the end of the guarantee term. The MVA reflects changes in interest rates since the beginning of the guarantee term, thereby protecting us from losses due to higher interest rates at the time of surrender. Our MVA annuities generally have terms of 5, 7, 8, and 10 years. Interest rates credited on our in-force MVA contracts ranged from 3.0% to 6.5% during 2003. In 2003, issued MVA contracts had surrender charges of 6.0% of the account value starting in the year of policy issue and will decrease to zero at the annuity commencement date (generally age 90 or 10 years after issue). The owner may withdraw the previous 12 months of interest without penalty. At least once each month, we establish an interest-crediting rate for new MVA contracts. In determining our interest-crediting rate on new contracts, management considers our competitive position, prevailing market rates, and the profitability of the MVA annuity product. After contract issue, we maintain the initial crediting rate for the guarantee period. Thereafter, the contract may renew into any guarantee term from those that we offer. The minimum guaranteed crediting rate for the MVA annuity product is 3% for the life of the contract. The fixed MVA annuity was a new product in 2002. Our purchase payment liabilities as of December 31, 2003 and 2002 were $53.3 million and $47.9 million, respectively. Our purchase payments received for these same periods were $5.9 million and $47.1 million, respectively.

GUARANTEED            We offer guaranteed investment contracts, or GICs, and
INVESTMENT CONTRACTS  funding agreements, which are deposit-type products that
AND FUNDING           pay a guaranteed return to the contract owner on
AGREEMENTS            specified dates. GICs are purchased by ERISA-qualified
                      plans, including 401(k) plans. Funding agreements are purchased by institutional accredited investors for various kinds of funds and accounts that are not ERISA-qualified. Purchasers of funding agreements include money market funds, bank common trust funds and other corporate and trust accounts, and private investors in the U.S. and other countries. Our deposit liabilities for GICs and funding agreements as of December 31, 2003 and 2002 were $4,052 million and $5,263 million, respectively. Our new deposits received for the years ended December 31, 2003 and 2002 were $520.8 million and $724.9 million, respectively.

                      Substantially all our GICs allow for the payment of benefits at contract value to ERISA plan participants prior to contract maturity in the event of death, disability, retirement, or change in investment election. We carefully underwrite these risks before issuing a GIC to a plan and historically have been able to effectively manage our exposure to these benefit payments. Our GICs typically credit interest at a fixed interest rate and have a fixed-maturity generally ranging from two to six years. Contract owners may terminate our GICs upon 90 days' notice, but subject to an adjustment to the contract value for changes in the level of interest rates from the time the GIC was issued. These options have rarely been exercised.

                      Our funding agreements generally credit interest on deposits at a floating rate tied to an external market index. To hedge our exposure to fluctuations in interest rates, we invest the proceeds backing floating-rate funding agreements in floating-rate assets. Some of our funding agreements are purchased by money market funds, bank common trust funds and other short-term investors. These funding agreements typically are renewed annually, and generally contain "put" provisions, through which either we or the contractholder has an option to terminate the funding agreement for any reason after giving notice within the contract's specified notice period, which is generally 90 days but can be less than 30 days. GE Capital has agreed to guarantee our obligations under funding agreements that were issued prior to November 18, 2003 and certain renewals with a final maturity on or before June 30, 2005. As of December 31, 2003, the aggregate amount outstanding of these funding agreements was approximately $1,187 million, of which those with put option notice periods of 90 days was $875 million, and those with put option notice periods of 30 days was $200 million. We issue the remainder of our funding agreements to trust accounts to back medium-term notes purchased by investors. These funding agreements contain no early termination provisions and typically are issued for terms of one to seven years. As of December 31, 2003, the aggregate amount of these types of funding agreements was $436.0 million.

                      The risk management process for funding agreements requires controls on both the liabilities and the assets supporting this product. The liabilities have limits on exposure to a customer, on "put" exposure to individual customers and on the overall portfolio put exposure. Further, we have established limits for exposure to asset types, maturity terms, index mismatch, and quality ratings. Collectively, we believe these risk management approaches provide for sound product line liquidity.

VARIABLE LIFE         We offer variable life insurance products that provide
INSURANCE             insurance coverage through a policy that gives the policy
                      owner flexibility in investment choices and, in some products, in premium payments and coverage amounts. Our variable life products enable the policy owner to allocate all or a portion of his premiums to separate accounts that invest in investment accounts that are distinct from our general account and track the performance of selected underlying mutual funds, including funds from Fidelity Investments, AIM
                      Investments, and GE Mutual Funds. There is no guaranteed minimum rate of return in these subaccounts, and the policy owner bears the entire risk associated with the performance of these subaccounts. Some of our variable life insurance products also permit the policy owner to allocate all or a portion of his account value to our general account, in which case we credit interest at specified rates, subject to certain guaranteed minimums, which are comparable to the minimum rates in effect for our fixed annuities.

                      Similar to our variable annuity products, we collect specified mortality and expense charges, fees charged on assets allocated to the separate account to cover administrative services and costs, and a portion of the management fees from the various underlying mutual funds in which the assets are invested. We collect cost of insurance charges on our variable life insurance products to compensate us for the mortality risk of the guaranteed death benefit particularly in the early years of the policy when the death benefit is significantly higher than the value of the policy owner's account.

PROTECTION            Through our Protection segment, we offer universal life
SEGMENT               insurance, interest-sensitive whole life insurance, and
                      accident and health insurance. Life insurance products provide protection against financial hardship after the death of an insured by providing cash payment to the beneficiaries of the policy owner. Customers use accident and health insurance to protect their income and assets from the adverse economic impacts of significant health care costs.

PRODUCTS              We offer permanent life insurance products that provide
LIFE INSURANCE        protection for the entire life of the insured and allow
                      for cash value accumulation. These products include interest-sensitive whole life ("ISWL") and universal life insurance ("UL"). Our life insurance policies provide a death benefit payable upon death of the insured. Owners of permanent insurance pay premiums that are applied to their account value, net of any expense charges. We deduct cost of insurance charges, which vary by age, gender, plan, and class of insurance from the account value. We determine our cost of insurance each year in advance, which is subject to a maximum stated in each policy. The owner may access their account value through policy loans, partial withdrawals, or full surrender of the policy. Some withdrawals and surrenders are subject to surrender charges. Our premiums collected on life insurance in-force for the years ended December 31, 2003, 2002, and 2001 were $211.1 million, $211.8 million, and $238.8 million, respectively. First year premiums received for these same periods were $26.5 million, $28.1 million, and $37.5 million, respectively.

                      We credit the policyholder account value for ISWL and UL policies with interest at an interest rate we determine in advance and generally guarantee for a policy year at a time. Policies have a minimum credited interest rate, which varies by policy and ranges from 4.0% to 5.5%. ISWL and UL differ in two major ways. ISWL requires the contractholder to pay a fixed premium we determine each year, while UL allows a contractholder to determine the amount of premium to be paid, subject to certain minimum and maximum values. Also, the ISWL death benefit is fixed at issue, while the contractholder may decrease and (subject to evidence of good health) increase the death benefit on a UL policy.

ACCIDENT AND HEALTH   The primary product in this line is Medicare supplement
INSURANCE             insurance. Our Medicare supplement insurance provides
                      coverage for Medicare-qualified expenses that are not covered by Medicare because of applicable deductible or maximum limits. These products are sold to individuals through dedicated sales specialists.

PRODUCT/SERVICE       Our primary product service centers for creating and
CENTERS               servicing our products are located in Richmond and
                      Lynchburg, Virginia.

                      We leverage GE Financial Assurance's international presence to support these service centers through an affiliate's operations in India. The Indian operations provide call center support, internet assistance, and new business administration to promote cost efficiencies and to enhance customer service.

Financial Strength

                      Ratings with respect to financial strength have become an important factor in establishing the competitive position of insurance companies. Ratings are important to maintaining public confidence in us and our ability to market our products. The following reflects ratings for each of the rating agency's opinion of our financial strength, operating performance, and ability to meet our obligations to policyholders.

                              A.M. Best Rating    S&P Rating     Moody's Rating
                              ---------------- ----------------- ---------------
                               A+ (superior)   AA- (very strong) Aa3 (excellent)

                      A.M. Best states that its "A+" (superior) rating is assigned to those companies that have, in its opinion, a superior ability to meet their ongoing obligations to policyholders. The "A+" (superior) rating is the second-highest of fifteen ratings assigned by A.M. Best, which range from "A++" (superior) to "F" (in liquidation).

                      S&P states that an insurer rated "AA" (very strong) has very strong financial security characteristics that outweigh any vulnerabilities, and is highly likely to have the ability to meet financial commitments. The "AA" range is the second-highest of the four ratings ranges that meet these criteria, and also is the second-highest of nine financial strength rating ranges assigned by S&P, which range from "AAA" to "R". A plus (+) or minus (-) shows relative standing in a rating category.

                      Moody's states that insurance companies rated "Aa" (excellent) offer excellent financial security. Moody's states that companies in this group constitute what are generally known as high-grade companies. The "Aa" range is the second-highest of nine financial strength rating ranges assigned by Moody's, which range from "Aaa" to "C". Numeric modifiers are used to refer to the ranking within the group, with 1 being the highest and 3 being the lowest.

                      A.M. Best, S&P, and Moody's review their ratings periodically and we cannot assure you that we will maintain our current ratings in the future. Other agencies may also rate our company on a solicited or an unsolicited basis.

Marketing and Distribution

                      We distribute our products through an extensive and diversified distribution network comprised of the following channels:

                         . Financial intermediaries, including banks,
                           securities brokerage firms, and independent broker/dealers;

                         . Independent producers, including brokerage general
                           agencies, affluent market producer groups and specialized brokers; and

                         . Dedicated sales specialists, including long-term
                           care sales agents and affiliated networks of both accountants and personal financial advisers.

                      We believe this access to a variety of distribution channels enables us to respond effectively to changing consumer needs and distribution trends. We have strategically positioned our multi-channel distribution network to capture a broad share of the distributor and consumer markets and to accommodate different consumer preferences in how to purchase insurance and financial services products.

                      GE Financial Assurance has developed a web portal called GEFinancialPro.com for our distribution channels and for those of our affiliates. This web portal improves productivity for financial intermediaries and agents by enabling business submissions, account tracking, and status updates through the Internet. In addition, GE Financial Assurance has developed GEFinancialService.com, for intermediaries and consumers. This site provides similar services for these customers, giving them the ability to change information like addresses and their investment accounts online.

FINANCIAL             Financial Intermediaries.  Banks and securities brokerage
INTERMEDIARIES        firms are a significant channel for our fixed and
                      variable annuities, and life insurance products. This channel is focused on the growing retirement income market and has increased the sales force to capture a larger share of the variable annuity marketplace.
                      Approximately 20% of our variable annuity product sales in 2003 were through two national stock brokerage firms.
                      However, we do not believe that the loss of such business would have a long-term adverse effect on our business and operations due to our competitive position in the marketplace, the availability of business from other distributors, the growth of the independent broker-dealer and financial planner channels, and our mix and penetration of other products.

INDEPENDENT           BGAs.  We, as well as our affiliates, distribute many of
PRODUCERS             our products through more than 250 independent insurance
                      brokerage firms located throughout the United States.
                      These BGAs market our products through licensed insurance agents or brokers, who also represent other companies. We believe our consistent commitment to this system has helped us earn a reputation as a leading provider of insurance products among BGAs.

                      Financial Planners, Accountants, and Affluent Market Producer Groups. We sell some of our products through financial planners, accountants, and affluent market producer groups. These groups emphasize providing investment and insurance products to middle and upper income individuals. We believe that financial planners, accountants, and affluent market producer groups present a sound opportunity for growth within the intermediary distribution channel.

                      Specialized Brokers. We sell GICs via fund managers, employee benefit investment advisors, directly to large employee benefit plans, and through GIC brokers. We sell funding agreements directly, as well as through brokers.

DEDICATED SALES       Our dedicated sales forces consist primarily of
SPECIALISTS           non-employees who sell some of our products on an
                      exclusive basis. All non-employee dedicated sales force agents are affiliated with an insurance agency. We compensate dedicated sales forces primarily on a commission basis.

                      These agents develop customized solutions for customers' future financial requirements by using our annuity and life insurance products. They offer customers financial profiles to assist their understanding and development of financial objectives. They identify prospective customers through:

                         . direct mail solicitation;

                         . educational seminars;

                         . policyholder referrals; and targeted promotions
                           linked to our national advertising campaigns.

Competition

                      We operate in a highly competitive environment. We believe GE Financial Assurance has assembled a unique collection of products and distribution channels, in which we participate. Many other companies actively compete for sales in our markets, including other major insurers, banks, other financial institutions, mutual fund and money asset management firms, and specialty providers. In many of our product lines, we face competition from competitors that have greater market share or breadth of distribution, offer a broader range of products, services or features, assume a greater level of risk, have lower profitability expectations, or have higher claims paying ratings than we do. Many competitors offer similar products and use similar distribution channels. The substantial expansion of banks' and insurance companies' distribution capacities and expansion of product features in recent years has intensified pressure on margins and production levels and has increased the level of competition in many of our business lines.

                      We believe competition is based on several factors, including product features, customer service, brand reputation, penetration of key distribution channels, breadth of product offering, product innovations, and price.

Risk Management, Compliance, and Controllership

                      Risk management is a critical part of our business, and we have adopted rigorous risk management processes in virtually every aspect of our operation, including product development, underwriting, investment management, asset-liability management, and technology development projects. For example, our commitment to risk management processes, compliance, and controllership processes include requiring underwriting of all new products and reviews of all existing product performance, both of which are reviewed by a team of risk managers and actuaries. In addition, both internal and external periodic reviews of our products, internal processes, and pricing strategies are conducted. We also have obtained Insurance Marketplace Standards Association ("IMSA") certification and have committed to engrain compliance into each and every business function that touches our customers. Our compliance objective is not to just comply with rules and regulations but also demonstrate a level of business integrity that instills consumer trust in our products and in the insurance industry in general. In recognition of this commitment, we have received the American Council of Life Insurers highest award for integrity, the ACLI Integrity First Award, two of the last three years.

                      We maintain a dynamic system of disclosure controls and procedures, including internal controls over financial reporting designed to ensure reliable financial record-keeping, transparent financial reporting and disclosure, and protection of physical and intellectual property. We utilize internal auditors who conduct various audits each year. Senior management oversees the scope and results of these reviews. We continuously reinforce key employee responsibilities around the world through GE's integrity policies, which requires compliance with law and policy, including financial integrity and avoiding conflicts of interest. These integrity policies are provided to each employee. The team of internal auditors conducts extensive inquires into compliance with these policies. A strong compliance culture requires employees to raise any concerns and prohibits retribution for doing so. All employees, including top management, are accountable for compliance with integrity policies.

                      We are keenly aware of the importance of full and open presentation of our financial position and operating results. To facilitate this, we maintain a Disclosure Committee, which consists of senior executives who possess exceptional knowledge of our business. We have asked this Committee to evaluate our disclosure controls and procedures, as well as the completeness and accuracy of our financial disclosures, and to report their findings to us.

Underwriting and Pricing

                      Insurance underwriting involves a determination of the type and amount of risk that an insurer is willing to accept. Our underwriters evaluate each policy application on the basis of the information provided by the applicant and others. We follow detailed and uniform underwriting practices and procedures, including using certified digital underwriting applications, designed to properly assess and quantify risks before issuing coverage to qualified applicants. The long-term profitability of our products is affected by the degree to which future experience deviates from these assumptions. We generally do not underwrite individual lives in our annuity products, other than some income annuities. Instead, we price our products based upon our expected investment returns and our expectations for mortality, longevity, and persistency for the group of our contractholders as a whole, taking into account mortality improvements in the general population and our historical experience. We price variable and immediate deferred annuities by analyzing longevity and persistency risk, volatility of expected earnings on our assets under management, and the expected time to retirement. We price our GICs using pricing models that estimate both expected cash flows and likely variance from those expectations caused by reallocations of assets by plan participants. We price fixed income annuities using our mortality experience and assumptions regarding continued improvement in annuitant longevity, as well as assumptions regarding investment yields at the time of issue and thereafter.

Reserves

                      We calculate and maintain as liabilities actuarially determined reserves that are calculated to meet our future obligations. Future benefit liabilities for traditional long-duration life insurance contracts and accident and health insurance are based on assumptions with regard to interest, mortality, morbidity, and voluntary withdrawal, and are determined at the date of issue of the policy or date of acquisitions, and may include margins for adverse deviation. These assumptions are appropriate for the contracts being valued, and are computed such that, the reserve amounts, together with additions from premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet our policy obligations for withdrawal, morbidity, and death.

                      Future benefit liabilities for non-traditional long duration contracts such as interest sensitive life, variable annuities, and variable life insurance, are generally based on policyholder account values, to include premiums collected, interest credited, deduction of policy charges, and market performance. Reserves for guaranteed minimum death benefits for variable annuities are based on accumulated charges less claims. Reserves include contract reserves, unearned premiums, due and unpaid premiums, premium deposits, claims reported but not yet paid, and claims incurred but not reported.

                      The stability of non-traditional long duration contract reserves on contracts such as interest sensitive life, variable annuities, and variable life insurance is enhanced by policy restrictions on the withdrawal of funds. Withdrawals in excess of allowable penalty-free amounts are generally assessed a surrender charge during a penalty period ranging up to 10 years. Depending on the product, the basis for surrender charges can be a percentage of premium, a percentage of accumulation value, or a factor related to face amount of insurance. Such percentages and factors generally decrease gradually during the penalty period. Surrender charges are set at levels to protect us from loss on early terminations. This lengthens the effective duration of policy liabilities and improves our ability to maintain profitability on such policies. For traditional long duration contracts, funds are either not available for withdrawal or are based on fully withdrawable fixed tables of surrender values.

Reinsurance

                      We follow the industry practice of reinsuring (ceding) portions of our insurance risks with reinsurance companies. The use of reinsurance permits us to write policies in amounts larger than the risk we are willing to retain and also to continue writing a larger volume of new business. The maximum amount of individual life insurance we normally retain on any one insured with an issue age up to and including 75 is $1 million and for issue ages over 75 is $100,000. Certain accident and health insurance policies are reinsured on either a quota share or excess of loss basis. We also used reinsurance for our GMDB options offered in variable annuities. We cede insurance primarily on an "automatic" basis, under which risks are ceded to a reinsurer on specific blocks of business where the underlying risks meet certain predetermined criteria. To a lesser extent, we cede insurance risks on a "facultative" basis, under which the reinsurer's prior approval is required on each risk reinsured. Use of reinsurance does not discharge us, as the insurer, from liability on the insurance ceded. We, as the insurer, are required to pay the full amount of our insurance obligations even in circumstances where we are entitled or able to receive payments from our reinsurer. At December 31, 2003, we had approximately 41% and 31%, respectively, of our variable annuity and life insurance net at risk exposures reinsured with one company.

Regulation

GENERAL               Our insurance business is subject to comprehensive state
REGULATION AT         regulation and supervision throughout the United States.
STATE LEVEL           The laws of the various jurisdictions establish
                      supervisory agencies with broad administrative powers with respect to, among other things, licensing to transact business, licensing agents, admitting of assets, regulating premium rates, approving policy forms, regulating unfair trade and claims practices, establishing reserve requirements and solvency standards, fixing maximum interest rate on life insurance policy loans and minimum rates for accumulation of surrender values, restricting certain transactions between affiliates, and regulating the type, amounts, and valuations of investments permitted.

                      State statutory and regulatory restrictions limit the amount of dividends or distributions an insurance company may pay to its shareholders without regulatory approval.

                      Virginia, our state of domicile, allows insurance companies domiciled in the state to pay dividends up to the lesser of 10% of prior year statutory surplus or 100% of prior year statutory net gain from operations. Dividends paid or distributed within any twelve consecutive months in excess of the prescribed limits are deemed extraordinary and require formal approval by the Commonwealth of Virginia State Corporation Commission, Bureau of Insurance (the "Commission").

                      Virginia insurance laws provide that no person may acquire control of us without the prior approval of the Commission. Any person who acquires beneficial ownership of 10% or more of our voting securities would be presumed to have acquired control. However, the Commission may, upon application, determine otherwise.

                      We are required to file detailed annual statements with the Commission and with insurance supervisory departments in each of the jurisdictions in which we do business. Our operations and accounts are subject to examination by these departments at regular intervals. We prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the Commission, our principal insurance regulator. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations, and general administrative rules.

                      The NAIC has established risk-based capital ("RBC") standards to determine the amount of Total Adjusted Capital (as defined by NAIC) that an insurance company must have, taking into account the risk characteristics of such company's investments and liabilities. The formula establishes a standard of capital adequacy that is related to risk. The RBC formula establishes capital requirements for four categories of risk: asset risk, insurance risk, interest rate risk and business risk. For each category, the capital requirements are determined by applying specified factors to various assets, premium, reserve and other items, with the factor being higher for items with greater underlying risk and lower for items with less risk. The formula is used by insurance regulators as an early warning tool to identify deteriorating or weakly capitalized companies for the purpose of initiating regulatory action. At December 31, 2003, the company had total adjusted capital in excess of amounts requiring company action or any level of regulatory action at any prescribed RBC Level.

REGULATORY            State insurance regulators and the NAIC are continually
INITIATIVES           re-examining existing laws and regulations, with a
                      specific focus on insurance company investments and solvency issues, risk-adjusted capital guidelines, interpretation of existing laws, development of new laws, implementation of non-statutory guidelines, and circumstances under which dividends may be paid.

                      These initiatives may be adopted by the various states in which we are licensed. However, the ultimate content and timing of any statutes and regulations adopted by the states cannot be determined at this time. It is impossible to predict the future impact of changing state and federal regulations on our operations. In addition, there can be no assurance that existing or future insurance-related laws and regulations will not become more restrictive.

REGULATION AT         Although the federal government does not directly
FEDERAL LEVEL         regulate the business of insurance, federal legislation
                      and administrative policies in several areas, including financial services regulation, pension regulation, and federal taxation, can significantly and adversely affect the insurance industry and our business.

                      For example, the federal government has from time to time considered other legislative or regulatory changes that could affect us. This includes:

                         . legislation relating to the deferral of taxation on
                           the accretion of value within certain annuity and life insurance products;

                         . changes in ERISA regulations; and

                         . the alteration of the federal income tax structure.

                      The ultimate effect of any of these changes, if implemented, is uncertain. However, both the persistency of our existing products and our ability to sell products may be materially impacted in the future.

                      Another example is the implementation of the Health Insurance Portability and Accountability Act of 1996 ("HIPAA"). HIPAA established various requirements related to health benefit plans including medical, dental, and long-term care insurance plans. It generally applies to insurers, providers, and employers. When enacted in 1996, its initial focus was on health benefit plan portability. HIPAA also contains administrative simplification and privacy provisions that were designed to encourage the electronic exchange of health care information and the protection of personal health information. The privacy provisions are to be implemented through regulations issued by the Secretary of Health and Human Services, which regulations were issued in December 2000. HIPAA provides for significant fines and other penalties for wrongful disclosure of protected health information. We have modified certain aspects of our infrastructure and procedures to comply with the new requirements.

SECURITIES LAWS       Some of our policies and contracts are subject to
                      regulation under the federal securities laws administered by the SEC and certain state securities laws. Some of our separate accounts are registered as unit investment trusts under the Investment Company Act of 1940, as amended. Some of our annuity contracts and all of our variable life insurance policies are registered under the Securities Act of 1933, as amended. Distribution of our variable products is subject to broker-dealer regulation by the SEC and the NASD, Inc.

                      Federal and state securities laws and regulations are primarily intended to benefit owners of our variable annuity and variable life insurance products. These laws and regulations generally grant supervisory agencies broad administrative powers, including the power to limit or restrict the carrying on of business for failure to comply with these laws and regulations. In such event, the possible sanctions that may be imposed include suspension of individual employees, suspension or revocation of one or more registered separate account's registration as an investment company, censure, and fines.

ERISA We provide certain products and services to certain employee benefit plans that are subject to ERISA or the Internal Revenue Code of 1986, as amended. As such, our activities are subject to the restrictions imposed by ERISA and the Internal Revenue Code, including the requirement under ERISA that fiduciaries must perform their duties solely in the interests of ERISA plan participants and beneficiaries and the requirement under ERISA and the Internal Revenue Code that fiduciaries may not cause a covered plan to engage in certain prohibited transactions with persons who have certain relationships with respect to such plans. The applicable provisions of ERISA and the Internal Revenue Code are subject to enforcement by the U.S. Department of Labor, the Internal Revenue Service and the Pension Benefit Guaranty Corporation.

U.S. PATRIOT ACT      The USA Patriot Act of 2001, or the Patriot Act, enacted
                      in response to the terrorist attacks on September 11, 2001, contains anti-money laundering and financial transparency laws and mandates the implementation of various new regulations applicable to broker/dealers and other financial services companies including insurance companies. The Patriot Act seeks to promote cooperation among financial institutions, regulators and law enforcement entities in identifying parties that may be involved in terrorism or money laundering. Anti-money laundering laws outside of the U.S. contain similar provisions. The increased obligations of financial institutions to identify their customers, watch for and report suspicious transactions, respond to requests for information by regulatory authorities and law enforcement agencies, and share information with other financial institutions, require the implementation and maintenance of internal practices, procedures and controls. We believe that we have implemented, and that we maintain, appropriate internal practices, procedures and controls to enable us to comply with the provisions of the Patriot
                      Act.

PRIVACY OF CONSUMER   U.S. federal and state laws and regulations require
INFORMATION           financial institutions, including insurance companies, to
                      protect the security and confidentiality of consumer financial information and to notify consumers about their policies and practices relating to their collection and disclosure of consumer information and their policies relating to protecting the security and confidentiality of that information. Similarly, federal and state laws and regulations also govern the disclosure and security of consumer health information. In particular, regulations promulgated by the U.S. Department of Health and Human Services regulate the disclosure and use of protected health information by health insurers and others, the physical and procedural safeguards employed to protect the security of that information, and the electronic transmission of such information. Congress and state legislatures are expected to consider additional legislation relating to privacy and other aspects of consumer information.

FORWARD-LOOKING       This document includes certain "forward-looking
STATEMENTS            statements" within the meaning of the Private Securities
                      Litigation Reform Act of 1995. Forward looking statements include statements which represent our belief regarding potential investments gains and losses, recoverability of intangible assets, the effects of competition, the impact of adopting accounting rules, the risk profile of our products, the effectiveness of our liability assets management program, and the adequacy of reserves. These statements are based on our current expectation and are subject to uncertainty and changes in circumstances.
                      Actual results may differ materially from these expectations due to changes in global economic, business, competitive market, and regulatory factors, many of which are beyond our control. We undertake no obligation to publicly update or revise any forward-looking statements, whether as a result of new information, future developments or otherwise.

Properties

                      We conduct our business from various facilities, all of which are leased except for one building in Richmond, Virginia, which we own.

Legal Proceedings

                      We, like other insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Except for the McBride case described below, the ultimate outcome of which, and any effect on us, cannot be determined at this time, management believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on our Consolidated Financial Statements.

                      We were named as a defendant in a lawsuit, McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co., related to the sale of universal life insurance policies. The complaint was filed on November 1, 2000 as a class action on behalf of all persons who purchased certain of our universal life insurance policies and alleges improper practices in connection with the sale and administration of universal life policies. The plaintiffs sought unspecified compensatory and punitive damages. On December 1, 2000, we removed the case to the U.S. District Court for the Middle District of Georgia. No class has been certified. We have vigorously denied liability with respect to the plaintiff's allegations. Nevertheless, to avoid the risks and costs associated with protracted litigation and to resolve our differences with policyholders, we agreed in principle on October 8, 2003, to settle the case on a nationwide class action basis. The settlement provides benefits to the class, and allows us to continue to serve our customers' needs undistracted by disruptions caused by litigation. The settlement documents have not been finalized, nor has any proposed settlement been submitted to the proposed class or for court approval, and a final settlement is not certain. In the third quarter of 2003, we accrued $50 million in reserves relating to this litigation, which represents our best estimate of bringing this matter to conclusion. The precise amount of payments in this matter cannot be estimated because they are dependent upon court approval of the class and related settlement, the number of individuals who ultimately will seek relief in the claim form process of any approved class settlement, the identity of such claimants and whether they are entitled to relief under the settlement terms and the nature of the relief to which they are entitled.

Submission of Matters to a Vote of Security Holders

                      Information omitted in accordance with General Instruction I (2)(c).

Market For the Registrant's Common Equity and Related Shareholder Matters

                      At December 31, 2003, all of our common stock, our sole class of common equity on the date hereof, is owned by GE Financial Assurance, GE Capital Assurance, and Federal. Accordingly, there is no public trading market for our common equity.

                      As previously discussed, our ability to pay dividends is restricted by state insurance law (See "Regulation, General Regulation at State Level").

Selected Financial Data

                      Information omitted in accordance with General Instruction I (2)(a).

Management's Discussion and Analysis of Results of Operations and Financial Condition

                      The following analysis of the consolidated financial condition and results of our operations should be read in conjunction with our Consolidated Financial Statements and the notes thereto included herein.

OPERATING             Year Ended December 31, 2003 Compared to
RESULTS               Year Ended December 31, 2002

                      Overview. Net earnings in 2003 were $19.7 million, a $96.1 million, or 83%, decrease from 2002. The decrease is partially due to a reserve accrual of $50.0 million ($33.0 million after tax) associated with a settlement agreement in principle that we reached on October 8, 2003, in connection with a putative class action lawsuit. Additionally, the timing of the equity market changes in 2003 as compared to 2002 adversely impacted our product fee revenues. Lower interest rates during the year have resulted in lower investment yields on our fixed maturity portfolio, partially offset by reduced interest crediting rates on certain of our contracts and policies.

                      Net investment income. Net investment income decreased $62.2 million, or 10.4%, to $538.0 million in 2003 from $600.2 million in the prior year. These decreases are primarily a result of a decrease in weighted average investment yields to 4.67% in 2003 from 5.23% in 2002 due to the overall declining interest rate environment.

                      Net realized investment gains. Net realized investment gains (losses) consist of gross realized investment gains and gross realized investment (losses), including charges related to impairments. Net realized investment gains (losses) decreased $51.4 million to $3.9 million in 2003 from $55.3 million in 2002. For 2003, gross realized gains and (losses) were $80.2 million and $(76.3) million, respectively. Realized losses for 2003 included $26.4 million of impairments that were primarily attributable to fixed-maturity and equity securities. For 2002, gross realized gains and (losses) were $181.1 million and $(125.8) million, respectively. Included in these gains were $17.6 million related to a securitization transaction conducted by our indirect parent. Realized losses for 2002 included $77.4 million of impairments, primarily attributable to fixed-maturity and equity securities that included $29.5 million of impairments on securities issued by WorldCom Inc. and its affiliates.

                      Cost of insurance. Cost of insurance increased $27.3 million, or 21.7% to $153.1 million in 2003 from $125.8 million in 2002. The increase was primarily due to premium refunds received from a terminated reinsurance treaty.

                      Variable product fees. Variable product fees decreased $7.6 million, or 6.7%, to $106.3 million in 2003 from $113.9 million in 2002. The decrease in variable product fees primarily resulted from a decrease in the daily average separate account values.

                      Other income. Other income decreased $9.4 million, or 20.9%, to $35.5 million in 2003 from $44.9 million in 2002. The decrease was partly attributable to lower surrender fee income on variable annuity products.

                      Interest credited. Interest credited represents interest credited on behalf of policyholder and contractholder general account balances. Interest credited decreased $51.5 million, or 11.1%, to $410.6 million for 2003 from $462.1 million for 2002. This decrease was primarily attributable to the decline in GICs and funding agreements product liabilities and crediting rates, offset in part by an increase in interest credited resulting from more variable annuity policyholders selecting the fixed account option on their contracts, on which we credit interest. The decrease in interest credited was also the result of a reduction in our weighted average crediting rates to 4.0% for 2003 from 4.29% for 2002.

                      Our weighted average crediting rates for interest-sensitive life products decreased to 5.2% in 2003 from 5.78% for the prior year. Changes in our base crediting rates are implemented in response to changes in market conditions, the prevailing interest rate environment, contractual provisions, and other factors. We monitor market conditions closely and reset interest crediting rates as deemed appropriate in accordance with the terms of the underlying contracts. During the year, the crediting rates on a number of fixed annuity blocks were reduced to their guaranteed minimum crediting rates.

                      Benefits and other changes in policy reserves. Benefits and other changes in policy reserves consist primarily of reserve activity related to current claims and future policy benefits on long-duration life and health insurance products as well as claims cost incurred during the year under these contracts. In addition, the bonus feature of our bonus variable annuity product is initially accounted for as a benefit. These costs increased $67.5 million, or 37.9%, to $245.7 million in 2003 from $178.2 in 2002. The increase was primarily a result of increased death benefits on universal and whole life policies and higher sales of our bonus variable annuity products.

                      Underwriting, Acquisition, and Insurance Expenses, net of deferrals. Underwriting, acquisition, and insurance expenses, net of deferrals, increased $49.7 million, or 50.0%, to $149.0 million in 2003 from $99.3 million in the prior year. This increase was primarily the result of a reserve accrual of $50.0 million associated with a settlement agreement in principle that we reached on October 8, 2003, in connection with a putative class action lawsuit.

                      Amortization of deferred acquisition costs and intangibles. Amortization of deferred acquisition costs and intangibles decreased $28.2 million, or 19.2%, to $118.9 million in 2003 from $147.1 million in 2002. The decrease is primarily the result of the impact of higher amortization in 2002 due to lower equity valuation of assets in our variable annuity separate accounts.

                      Provision (benefit) for income taxes. Provision (benefit) for income taxes decreased $46.0 million to ($3.1) million in 2003 from $42.9 million in 2002. The Company's effective tax rate of (19%) in 2003 was 46.0 percentage points lower than the effective tax rate of 27.0% in 2002. This decrease is primarily attributable to the higher dividends received deduction benefits recorded in 2002 over lower pre-tax income. In 2002, the additional recorded benefits were related to a change in estimate of the 2001 dividends received deduction.

                      Year Ended December 31, 2002 Compared to
                      Year Ended December 31, 2001

                      Overview. Net earnings before cumulative effect of change in accounting principle in 2002 were $115.8 million, a $13.8 million, or 10.6%, decrease from 2001. The decline in the equity markets adversely impacted our product fee revenues and resulted in an increased amortization expense of deferred acquisition costs on certain variable annuities products. Declining interest rates during the year have resulted in lower investment yields on our fixed maturity portfolio, partially offset by reduced interest crediting rates to our contractholders.

                      Net investment income. Net investment income decreased $98.7 million, or 14.1%, to $600.2 million in 2002 from $698.9 million in the prior year. These decreases are primarily a result of a decrease in weighted average investment yields to 5.23% in 2002 from 6.51% in 2001 due to the overall declining interest rate environment in addition to a block of floating rate securities included in the portfolio. This decrease was partially offset by higher levels of average invested assets ($11,784 million in 2002 as compared to $11,031 million in 2001).

                      Net realized investment gains. Net realized investment gains increased $26.2 million to $55.3 million in 2002 from $29.1 million in 2001. Investment gains (losses) are comprised of gross investment gains and gross investment (losses). For 2002, gross gains and (losses) were $181.1 million and $(125.8) million, respectively. Included in these gains were $17.6 million related to a securitization transaction conducted by our indirect parent. Impairment losses recognized for 2002 were $77.4 million ($48.8 million after tax) including $40.6 million ($25.6 million after tax) from the telecommunications and cable industries, of which $29.5 million ($18.6 million after taxes) was recognized in the second quarter following the events relating to World Com, Inc. For 2001, gross gains and (losses) were $100.5 million and $(71.4) million, respectively. Included in the gross realized investment losses are other than temporary declines in value of $24.1 million (including $15.4 million related to Enron in 2001).

                      Variable product fees. Variable product fees decreased $17.2 million or 13.1%, to $113.9 million in 2002 from $131.1 million in 2001. The decrease in variable product fees primarily resulted from a decline in the daily average separate account values as a result of the unfavorable conditions in the equity markets.

                      Interest credited. Interest credited decreased $71.7 million, or 13.4%, to $462.1 million in 2002 from $533.8 million in 2001. This decrease was a result of overall lower crediting rates and lower floating rate liabilities in the institutional stable value products offset in part by an increase in the liabilities of the fixed account investment option of our variable annuity product.

                      Our weighted average crediting rates for annuities decreased to 4.29% in 2002 from 4.73% for the prior year. Our weighted average crediting rates for interest-sensitive life products increased to 5.78% in 2002 from 5.75% for the prior year. Changes in our base crediting rates are implemented in response to changes in market conditions, the prevailing interest rate environment, contractual provisions, and other factors. We monitor market conditions closely and reset interest crediting rates as deemed appropriate in accordance with the terms of the underlying contracts. During 2002, the crediting rates on a number of fixed annuity blocks were reduced to their guaranteed minimum crediting rates.

                      Benefits and other changes in policy reserves. Benefits and other changes in policy reserves include both activity to future policy benefits on long-duration life and health insurance products as well as claims cost incurred during the year under these contracts. In addition, the bonus feature of our bonus variable annuity product is initially accounted for as a benefit. These amounts decreased $4.1 million, or 2.2%, to $178.2 million in 2002 from $182.3 in 2001. The decrease is a result of lower sales of our bonus variable annuity products offset in part by higher levels of mortality on the Company's life insurance products in 2002 compared to the prior year and to a non-recurring release of reserves for life insurance products taken in 2001.

                      Underwriting, acquisition, and insurance expenses, net of deferrals. Underwriting, acquisition, and insurance expenses, net of deferrals, increased $12.0 million, or 13.7%, to $99.3 million in 2002 from $87.3 million in 2001. This increase was primarily a result of a decrease in the amount of commissions and acquisition costs deferred in 2002.

                      Amortization of deferred acquisition costs and intangibles. Amortization of deferred acquisition costs and intangibles increased $15.8 million, or 12.0%, to $147.1 million in 2002 from $131.3 million in 2001. The increase is a result of the impact of accelerated amortization in 2002 due to lower equity valuation of assets in our variable annuity separate accounts.

                      Provision for income taxes. Provision for income taxes decreased $27.2 million, or 38.8%, to $42.9 million in 2002 from $70.1 million in 2001. Our effective tax rate of 27.0% in 2002 was 8.1 percentage points lower than the effective tax rate of 35.1% in 2001. This decrease is primarily attributable to the tax impact in 2002 of discontinued amortization of non-deductible goodwill, dividend received deductions, and the impact of recurring permanent items on lower pre-tax net income.

SEGMENTS              During the fourth quarter 2003, we redefined our
OPERATIONS            operating segments. Management realigned the business on
                      a product line and market basis to intensify its focus on return on equity, optimum deployment of capital and distribution effectiveness. As of a result of this change, our operations are conducted under two reporting segments corresponding to customer needs: Retirement
                      Income and Investments and Protection. We also have a Corporate and Other segment, which consists primarily of net realized investment gains (losses), interest and other financing expenses, and unallocated corporate income and expenses. Prior to this, our three reporting segments were Total Annuities, Life, and All Other.

RETIREMENT INCOME     The following table sets forth certain summarized
AND INVESTMENTS       financial data for our Retirement Income and Investments
                      segment for the years ended December 31, 2003, 2002, and 2001.

                                                            2003    2002   2001
                                                           ------  ------ ------
                 Revenues:
                    Net investment income                  $402.7  $457.1 $529.8
                    Premiums                                 (1.7)    1.0     .8
                    All other revenues                      150.8   157.3  167.6
                                                           ------  ------ ------
                    Total revenues                          551.8   615.4  698.2
                                                           ------  ------ ------
                 Benefits and expenses:
                    Interest credited                       316.5   365.8  438.6
                    Benefits and other changes in policy
                     reserves                                45.5    26.8   42.8
                    All other operating costs and
                     expenses                               131.3   150.7  120.1
                                                           ------  ------ ------
                    Total benefits and expenses             493.3   543.3  601.5
                                                           ------  ------ ------
                    Income before income taxes, and
                     cumulative effect of change in
                     accounting principle (operating
                     income)                               $ 58.5  $ 72.1 $ 96.7
                                                           ======  ====== ======
                 ---------------------------------------------------------------

                      Year Ended December 31, 2003 Compared to
                      Year Ended December 31, 2002

                      Total revenues in this segment decreased $63.6 million to $551.8 million for 2003 from $615.4 million in 2002. The decrease in revenues was primarily the result of a decrease in net investment income attributable to declining yields on invested assets.

                      This decrease was also the result of a decrease in fee income on variable annuities primarily attributable to lower equity values of the assets in our separate accounts. Total benefits and expenses in this segment decreased $50.0 million to $493.3 million for 2003 from $543.3 in 2002. The decrease in total benefits and expenses were primarily attributable to the decline in the GIC and funding agreement liabilities and crediting rates. Our operating income from this segment decreased 18.9% in 2003 to $58.5 million from $72.1 million in 2002. This decrease was primarily attributable to declining yields on invested assets and a decrease in variable product fee income.

                      Year Ended December 31, 2002 Compared to
                      Year Ended December 31, 2001

                      Total revenues in this segment decreased $82.8 million to $615.4 million for 2002 from $698.2 million in 2001. The decline in revenues is primarily attributable to lower weighted average investment yields resulting from the overall declining interest rate environment in addition to a block of floating rate securities included in the portfolio. These decreases were partially offset by higher levels of average invested assets and higher realized investment gains. The unfavorable equity market performance also impacted variable product fees (included in All other revenues) which decreased as a result of lower daily average separate account values.

                      Operating income from this segment represented 45.4% and 48.4% of our total operating income for years ended December 31, 2002 and 2001, respectively. Our operating income from this segment decreased 25.4% in 2002 to $72.1 million from $96.7 million in 2001. This decrease primarily resulted from unfavorable equity markets which lowered revenues offset in part by lower interest credited, lower commission and acquisition costs resulting from the decline in the variable annuity sales, and an additional adjustment of $39.6 million made to amortization expense resulting from the equity market performance. The discontinuation of goodwill amortization with the adoption of SFAS 142, lower reduced compensation, and other cost saving initiatives resulting from integration and consolidation activities also reduced expenses in 2002.

PROTECTION            The following table sets forth certain summarized
                      financial data for our Protection segment for the years ended December 31, 2003, 2002, and 2001.

                                                             2003   2002   2001
                                                            ------ ------ ------
                  Revenues:
                     Net investment income                  $152.5 $160.5 $168.1
                     Premiums                                105.7  102.3  107.6
                     Other revenues                          143.8  123.7  125.2
                                                            ------ ------ ------
                     Total revenues                          402.0  386.5  400.9
                                                            ------ ------ ------
                  Benefits and expenses:
                     Interest credited                        94.1   96.9   95.2
                     Benefits and other changes in policy
                      reserves                               200.2  150.2  139.5
                     Other operating costs and expenses       89.3   88.4  103.1
                                                            ------ ------ ------
                     Total benefits and expenses             383.6  335.5  337.8
                                                            ------ ------ ------
                     Income before income taxes, and
                      cumulative effect of change in
                      accounting principle (operating
                      income)                               $ 18.4 $ 51.0 $ 63.1
                                                            ====== ====== ======
                  --------------------------------------------------------------

                      Year Ended December 31, 2003 Compared to
                      Year Ended December 31, 2002

                      Total revenues in this segment increased $15.5 million to $402.0 million for 2003 from $386.5 million in 2002. The increase in revenues was primarily the result of an increase in other revenues attributable to an increase in cost of insurance revenues on universal life policies. Benefits and expenses in this segment increased $48.1 million to $383.6 million for 2003 from $335.5 million in 2002. The increase in benefits and expenses was primarily attributable to an increase in death benefits on universal life and whole life policies. Our operating income from this segment decreased 63.9% in 2003 to $18.4 million from $51.0 million in 2002. This decrease was primarily attributable to the increased death benefits on universal life and whole life policies.

                      Year Ended December 31, 2002 Compared to
                      Year Ended December 31, 2001

                      Total revenues in this segment decreased $14.4 million to $386.5 million for 2002 from $400.9 million in 2001. The decrease primarily resulted from a decrease in investment and premium income.

                      Operating income from this segment represented 32.1% and 31.6% of our total operating income for the years ended December 31, 2002 and 2001, respectively. Our operating income from this segment decreased 19.2% in 2002 to $51.0 million from $63.1 million in 2001. The decrease primarily resulted from the decreased investment and premium income. Other operating costs also decreased, however, the benefit that was gained was offset by higher charges related to policy costs.

CORPORATE AND OTHER   The following table sets forth certain summarized
                      financial data for our Corporate and Other segment for the years ended December 31, 2003, 2002, and 2001.

                                                           2003    2002    2001
                                                          ------  ------  -----
                Revenues:
                   Net investment income                  $(17.2) $(17.4) $ 1.0
                   Premiums                                   --     2.0     --
                   Other revenues                            4.2    58.9   34.3
                                                          ------  ------  -----
                   Total revenues                          (13.0)   43.5   35.3
                                                          ------  ------  -----
                Benefits and expenses:
                   Interest credited, benefits and
                    other changes in policy reserves          --      .6     --
                   Other operating costs and expenses       47.3     7.3   (4.6)
                                                          ------  ------  -----
                   Total benefits and expenses              47.3     7.9   (4.6)
                                                          ------  ------  -----
                   Income before income taxes, and
                    cumulative effect of change
                    in accounting principle (operating
                    income (loss))                        $(60.3) $ 35.6  $39.9
                                                          ======  ======  =====
                ----------------------------------------------------------------

                      Year Ended December 31, 2003 Compared to
                      Year Ended December 31, 2002

                      Total revenues in this segment decreased $56.5 million to $(13.0) million for 2003 from $43.5 million in 2002. This decrease primarily resulted from a decrease in net realized investment gains. Benefits and expenses in this segment increased $39.4 million to $47.3 million for 2003 from $7.9 million in 2002. The increase in benefits and expenses was primarily attributable to a reserve and expense accrual of $50 million associated with a settlement agreement in principle that we reached on October 8, 2003, in connection with a putative class action lawsuit.

                      Our operating income from this segment decreased $95.9 million in 2003 to $(60.3) million from $35.6 million in 2002. This decrease primarily resulted from the decrease in net realized investment gains and the increase in the class action lawsuit reserve and expense accrual.

                      Year Ended December 31, 2002 Compared to
                      Year Ended December 31, 2001

                      Total revenues in this segment increased $8.2 million to $43.5 million for 2002 from $35.3 million in 2001. This increase primarily resulted from the increase in net realized gains offset by the decrease in net investment income.

                      Operating income from this segment represented 22.4% and 20.0% of our total operating income for years ended December 31, 2002 and 2001, respectively. Our operating income from this segment decreased 10.7% in 2002 to $35.6 million from $39.9 million in 2001. This decrease primarily resulted from the $11.9 million increase in other operating costs and expenses which was offset by the $8.2 million increase in revenue.

Capital Resources and Liquidity

STATEMENT OF          Total Investments.  Total investments decreased $261.8
FINANCIAL             million, or 2.3%, at December 31, 2003 from December 31,
POSITION              2002. The decrease was primarily a result of sales of
                      fixed maturity portfolio investments to fund the excess of maturing contracts as compared to deposits from new sales.

                      Investment securities comprise mainly investment grade debt securities. Investment securities were $9,666.7 million, including gross unrealized gains and losses of $278.7 million and $71.1 million, respectively at December 31, 2003 ($10,093.9 million, including gross unrealized gains and losses of $259.6 million and $250.7 million, respectively, as of December 31, 2002). Market value for these purposes is defined by relevant accounting standards and should not be viewed as a forecast of future gains or losses. We estimate that available gains, net of hedging position and estimated impairment of intangibles and other assets, could be as much as $117.0 million.

                      Impairment of Investment Securities. We regularly review each investment security for impairment in accordance with our impairment policy, which includes both quantitative and qualitative criteria. Quantitative measures include length of time and amount that each security position is in an unrealized loss position, and for fixed maturity securities, whether the issuer is in compliance with terms and covenants of the security. Our qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Our impairment reviews involve our finance and risk teams as well as the portfolio management and research capabilities of GEAM. Our qualitative review attempts to identify those issuers with a greater than 50% chance of default in the coming twelve months. These securities are characterized as "at-risk" of impairment. As of December 31, 2003, securities "at risk" of impairment had aggregate unrealized losses of $10 million.

                      For fixed maturity securities, we recognize an impairment charge to earnings in the period in which we determine that we do not expect to either collect principal and interest in accordance with the contractual terms of the instruments or to recover based on underlying collateral values and considering events such as payment default, bankruptcy or disclosure of fraud. For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book within a reasonable period. We measure impairment charges based on the difference between the book value of the security and its fair value. Fair value is based on quoted market price, except for certain infrequently traded securities where we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values.

                      During 2003, 2002 and 2001, we recognized impairment losses of $26.2 million, $77.4 million and $24.1 million, respectively. We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, we sell securities in the normal course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements.

                      The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, at December 31, 2003

                                           Less than 12 Months            12 Months of More
                                      ------------------------------ ----------------------------
                                       Fair    Unrealized    # of    Fair   Unrealized    # of
Description of Securities              Value     Losses   Securities Value    Losses   Securities
-------------------------             -------- ---------- ---------- ------ ---------- ----------
Fixed maturities:
   U.S. government and agencies       $    7.1   $  (.1)       2     $   --   $   --       --
   State and municipal                      .9       --        2         --       --       --
   Government - non U.S.                  14.1      (.1)       4         --       --       --
   U.S. corporate                      1,009.2    (30.2)     129      249.5    (18.7)      37
   Corporate - non U.S.                  172.4     (4.9)      41       42.8     (3.3)       4
   Asset Backed                          220.2     (3.9)      22       75.0      (.4)       6
   Mortgage Backed                       550.9     (9.4)      79        3.8      (.1)       6
                                      --------   ------      ---     ------   ------       --
Subtotal, fixed maturities             1,974.8    (48.6)     279      371.1    (22.5)      53
Equity securities                           --       --       --         --       --       --
                                      --------   ------      ---     ------   ------       --
Total temporarily impaired securities $1,974.8   $(48.6)     279     $371.1   $(22.5)      53
                                      ========   ======      ===     ======   ======       ==
Investment Grade                       1,862.7    (42.4)     257      273.0     (9.9)      29
Below Investment Grade                   112.1     (6.2)      22       98.1    (12.6)      24
                                      --------   ------      ---     ------   ------       --
Total                                 $1,974.8   $(48.6)     279     $371.1   $(22.5)      53
                                      ========   ======      ===     ======   ======       ==
-------------------------------------------------------------------------------------------------

                      Separate Account Assets and Liabilities. Separate account assets and liabilities represent funds held for the exclusive benefit of variable annuity and variable life contract holders. As of December 31, 2003, we held $8,034.9 million of separate account assets. The increase of $852.1 million, or 11.9%, from $7,182.8 million at December 31, 2002 was related primarily to the favorable market performance of the underlying securities and an increase from growth of the GERA(TM) product.

                      Future Annuity and Contract Benefits. Future annuity and contract benefits decreased $530.3 million, to $10,241.2 million at December 31, 2003 from $10,771.5 million at December 31, 2002. The decrease is primarily attributable to the GIC and funding agreement liability decline, which resulted from maturities outpacing sales. This decrease is partially offset by an increase in liabilities for the variable annuity fixed account investment option resulting from a shift in consumer preference to fixed annuities as a result of adverse equity markets.

STATEMENT OF          Shareholders' interest increased $117.8 million to
CHANGES IN            $1,822.0 million at December 31, 2003 from $1,704.2
SHAREHOLDERS'         million at December 31, 2002. This increase was primarily
INTEREST              attributed to an increase in unrealized gains on invested
                      securities during the year of $99.7 million.

INTEREST RATE         Interest rate changes may affect the sale and
MANAGEMENT            profitability of our annuity, ISWL, UL, and other
                      products. For example, if interest rates rise, competing investments (such as annuities or life insurance offered by our competitors, certificates of deposit, mutual funds, and similar instruments) may become more attractive to potential purchasers of our products. We may need to adjust certain crediting rates on our line of products in order to meet competitive pressures. We constantly monitor interest earnings on existing assets and yields available on new investments and sell policies and annuities that permit flexible responses to interest rate changes as part of our management of interest spreads.

                      We use derivative financial instruments to mitigate or eliminate certain financial and market risks, including those related to changes in interest rates. As a matter of policy, we do not engage in derivative market-making, speculative derivative trading, or other speculative derivative activities. More detailed information regarding these financial instruments, as well as the strategies and policies for their use, is contained in Notes 1 and 10 to the Consolidated Financial Statements.

                      We have managed our exposure to changes in interest rates, in part, by monitoring and managing the duration of our investment portfolio assets with the duration of our liabilities. Established practices require that derivative financial instruments relate to specific asset or liability transactions or to currency exposure, if any.

                      Market fluctuations could negatively affect the business. Significant changes in equity market performance expose insurance companies to the risk of not earning anticipated policy fees from variable products, accelerating amortization of deferred acquisition costs, or requiring additional liabilities for death benefits exceeding the policyholder account balance. If the equity markets fail to improve, we may recognize additional amortization of deferred acquisition costs. Market fluctuations may also increase trade volumes that could expose insurers to gains or losses in traded securities underlying their separate accounts. Declining market returns may result in lower sales of certain of our variable products.

                      We are exposed to prepayment risk in certain of our business activities, such as in our investment portfolio and annuities activities. We use swaptions, to mitigate prepayment risk. These swaptions are governed by the credit risk policies described below and are transacted in either exchange-traded or over-the-counter markets.

                      Counterparty credit risk is managed on an individual counterparty, which means that gains and losses are netted for each counterparty to determine the amount at risk. When a counterparty exceeds credit exposure limits in terms of amounts owed to us, typically as a result of changes in market conditions (see table below), no additional transactions are executed until the exposure with that counterparty is reduced to an amount that is within the established limit. All swaps are executed under master swap agreements containing mutual credit downgrade provisions that provide the ability to require assignment or termination in the event either party is downgraded below A3 or A-.

                      Swaps, purchased options, and forwards with contractual maturities longer than one year are executed within the credit policy constraints provided in the table below. We may, however, enter into derivative transactions for durations of five years or longer with lower rated counterparties (Moody's Aa3 and S&P's AA-) if the agreements governing such transactions require both us and the counterparties to provide collateral in certain circumstances.

                                                Credit rating
                 Counterparty Credit Criteria Standard & Poor's
                 ---------------------------- -----------------
                 Term of transaction
                  Between one and five years         AA-
                  Greater than five years            AAA
                 Credit exposure limits
                  Up to $50 million                  AA-
                   Up to $75 million                 AAA
                 ----------------------------------------------

                      The conversion of interest rate risk into credit risk results in a need to monitor counterparty credit risk actively. At December 31, 2003 and 2002, there were no notional amounts of long-term derivatives for which the counterparty credit criteria were rated below AA-.

                      Following is an analysis of credit risk exposures as of December 31, 2003:

                            Percentage of Notional Derivative Exposure by
                                     Counterparty Credit Rating

                                  Moody's
                                  -------
                                    Aaa   86%
                                    Aa    14%
                                  -----------

                      The SEC requires that registrants provide information about potential effects of changes in interest rates. Although the rules offer alternatives for presenting this information, none of the alternatives are without limitations. The following discussion is based on so-called "shock-tests," which model effects of interest rate and currency shifts on the reporting company. Shock tests, while probably the most meaningful analysis permitted, are constrained by several factors, including the necessity to conduct the analysis based on a single point in time and by their inability to include the extraordinarily complex market reactions that normally would arise from the market shifts modeled. While the results of shock tests for changes in interest rates, as described below, may have some limited use as benchmarks, they should not be viewed as forecasts.

                      One means of assessing exposure to interest rate changes is a duration-based analysis that measures the potential loss in net earnings resulting from a hypothetical decrease in interest rates of 100 basis points across all maturities (sometimes referred to as a "parallel shift in the yield curve"). Under this model, with all else held constant, we estimate that such a decrease, including repricing in the securities portfolio; would decrease the 2004 net earnings by approximately $1.5 million based on year-end 2003 positions.

LIQUIDITY             The principal liquidity requirements for our insurance
                      operations are our contractual obligations to contract holders and annuitants. Contractual obligations include payments of claims under outstanding insurance policies and annuities, contract withdrawals, and surrender benefits. The primary sources for meeting these contractual obligations are investment activities and cash generated from operating activities. We maintain a committed credit line with an indirect parent, GNA, of $500 million to provide liquidity to meet normal variation in cash requirements.

                      For the years ended December 31, 2003, 2002, and 2001 cash flows provided by (used in) operating and certain financing activities were $(410.2) million, ($242.2) million, and $1,110.2 million, respectively. These amounts include net cash provided by (used in) financing activities relating to investment contract issuances accounted for as deposit liabilities under U.S. GAAP and redemptions of $(937.8) million, ($617.5) million, and $553.4 million for the years ended December 31, 2003, 2002, and 2001, respectively.

                      The nature and quality of the various types of investments purchased by a life insurance company must comply with the statutes and regulations imposed by the various jurisdictions in which those entities are incorporated. Following is a breakdown of the credit quality of our fixed maturity portfolio at December 31, 2003.

                            BBB/Baa or above  83.8%
                            BB/Ba and below    4.3%
                            Not Rated         11.9%
                                             ------
                            Total portfolio  100.0%
                                             ======
                            -----------------------

                      Certain of our products contain provisions for charges for surrender of, or withdrawals from, the policy. At December 31, 2003 and December 31, 2002, approximately 66% of our annuity contracts were subject to surrender charges or contained non-surrender provisions. Certain of our funding agreements have termination provisions.

                      Insurance companies are restricted by states as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Dividends in excess of the prescribed limits or the earned surplus are deemed extraordinary and require formal state insurance department approval. We are able to pay $23.7 million in dividends in 2004 without obtaining regulatory approval. See "Insurance Regulation -- Regulation at State Level."

                      We have used off-balance sheet securitization transactions to mitigate and diversify our asset risk position and to adjust the asset class mix in our portfolio by reinvesting securitization proceeds in accordance with our approved investment guidelines. We have not used securitization transactions to provide us with additional liquidity, and we do not anticipate using securitization transactions for that purpose in the future. The transactions involved securitizations of some of our receivables and investments that were secured by commercial mortgage loans, fixed maturities or other receivables, consisting primarily of policy loans. Total securitized assets remaining as of December 31, 2003 and 2002 were $349.8 and $409.5 million, respectively.

                      Securitization transactions resulted in net gains, before taxes, of approximately $5.8 and $17.0 million for the years ended December 31, 2002 and 2001, respectively. There were no securitization transactions in 2003.

                      We have arranged for the assets that we have transferred in securitization transactions to be serviced by us directly, or pursuant to arrangements with GEAM and with General Motors Acceptance Corporation. Servicing activities include ongoing review, credit monitoring, reporting, and collection activities.

                      Support. Financial support is provided under credit support agreements, in which our direct parent, GE Financial Assurance, provides limited recourse for a maximum of $119 million of credit losses in such entities. We do not provide any such recourse. Assets with credit support are funded by demand notes that are further enhanced with support provided by GE Capital.

                      Management has extensive experience in evaluating economic, liquidity, and credit risk. In view of this experience, the high quality of assets in these qualifying entities, the historically robust quality of commercial paper markets, and the historical reliability of controls applied both to asset servicing and to activities in the credit markets, management believes that, under any reasonable future economic developments, the likelihood is remote that any such arrangements could have other than an inconsequential negative effect on our operations, cash flows, or financial position.

                      Under FIN 46, Consolidation of Variable Interest Entities, new consolidation criteria is applied to certain SPE's, which it defines as "Variable Interest Entities". Additional information about entities that fall within the scope of FIN 46 is provided in Note 11.

                      As defined by reporting regulations, our consolidated contractual obligations as of December 31, 2003, follow:

                                              Payments due by period
                                  ----------------------------------------------
                                                     2005-    2007-      2009
      (In millions)                Total     2004    2006     2008    thereafter
      -------------               -------- -------- -------- -------- ----------
      Borrowings                  $    6.3 $    6.3 $     -- $     --   $  --
      Operating lease obligations      0.5      0.3      0.2       --      --
      Insurance liabilities/ (a)/  4,445.1  1,633.9  1,644.1  1,122.0    45.1
      Other liabilities /(b)/        378.0    378.0       --       --      --
      --------------------------------------------------------------------------

                  /(a)/ Primarily includes guaranteed investment contracts,
                        structured settlements and single premium immediate annuities based on scheduled payouts.
                  /(b)/ Because their future cash outflows are uncertain, the following non-current liabilities are excluded from the table above; deferred taxes, derivatives, deferred revenue and other sundry items.

Critical Accounting Policies

                      The accounting policies discussed in this section are those that we consider to be particularly critical to an understanding of our financial statements because their application places the most significant demands on our ability to judge the effect of inherently uncertain matters on our financial results. For all of these policies, we caution that future events rarely develop exactly as forecast, and our management's best estimates may require adjustment.

                      Valuation of investment securities. We obtain values for actively traded securities from external pricing services. For private placement and infrequently traded securities, we obtain quotes from brokers or we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values.

                      Impairment of investment securities. Impairment of investment securities results in a charge to earnings when a market decline in the value of an investment to below cost is other than temporary. We regularly review each investment security for impairment based on criteria that include the extent to which the cost of the investment exceeds its market value, the length of time that the market value of the investment has been reduced, our ability to hold until recovery and the financial health of and specific prospects for the issuer of the security. We actively perform comprehensive market research, monitor market conditions and segment our investments by credit risk in order to minimize impairment risks.

                      Deferred acquisition costs ("DAC") and other intangible assets. As of December 31, 2003, we had $1,041.6 million in deferred acquisition costs and other intangible assets. DAC represents costs associated with the sale of our insurance and annuity policies that are not charged to income when incurred. Other intangible assets are principally the present value of future profits ("PVFP") on insurance policies acquired in purchase transactions. DAC and other intangible assets are subsequently charged to income, over the lives of the underlying contracts, in relation to the anticipated emergence of revenue or profits.

                      This amortization is based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, future yield on related investments and, in the case of our variable products, long-term market appreciation. The DAC amortization methodology for our variable products (variable annuity and variable universal life) includes a long-term market average appreciation assumption of 8.5%. When actual returns vary from the expected 8.5%, we assume a reversion to this mean over a three to eight year period, subject to the imposition of ceilings and floors. The assumed returns over this reversion period are limited to the 85/th/ percentile of 65 years of historical performance.

                      We regularly review all of these assumptions and periodically test DAC and other intangible assets for recoverability. For annuities and deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization. For other products, if the benefit reserves plus the present value of anticipated future premiums and interest earnings, for a line of business, are less than the current estimate of the present value of future benefits and expenses (including any unamortized DAC or intangible assets), a charge to income is recorded for additional DAC amortization and may be recorded for increased benefit reserves.

                      Unfavorable experience with regard to expected expenses, interest or investment returns, mortality, morbidity, and/or withdrawals or lapses, might cause us to increase the amortization of DAC and other intangible assets or to record a charge to increase benefit reserves. Primarily as a result of lower investment returns recoverability margins have been significantly reduced in almost all lines of business.

                      Goodwill impairment. Goodwill resulting from acquisitions is tested for impairment at least annually using a fair value approach, which requires the use of estimates and judgment. To the extent the carrying amount of goodwill exceeds its fair value, an impairment charge to income would be recorded.

                      Insurance liabilities and reserves differ for long- and short-duration insurance contracts. Measurement of long-duration insurance liabilities (such as UL and ISWL insurance policies) is based on approved actuarial methods, but necessarily includes assumptions about mortality and morbidity, lapse rates, and future yield on related investments. Short-duration contracts such as accident and health policies are accounted for based on actuarial estimates of the amount of loss inherent in that period's claims, including losses for which claims have not been reported. Short-duration contracts loss estimates rely on actuarial observations of ultimate loss experience for similar historical events. Our future annuity and contract benefits totaled $10,241.2 million at December 31, 2003. Some of our variable products include guaranteed minimum death benefit ("GMDB") features and approximately 86% of this inforce exposure is reinsured. For the self-insured block, we reserve 100% of explicit and implicit GMDB charges less current period claims. We continually evaluate the potential changes in all benefits and loss estimates, both positive and negative, and use the results of these evaluations both to adjust recorded provisions and to adjust underwriting criteria and product offerings. Further information about insurance liabilities is provided in Note 6.

                      Other significant accounting policies, not involving the same level of measurement uncertainties as those discussed above, are nevertheless important to an understanding of the financial statements. Policies related to revenue recognition, financial instruments, and consolidation policy require difficult judgments on complex matters that are often subject to multiple sources of authoritative guidance. Certain of these matters are among topics currently under reexamination by accounting standard setters and regulators. Although no specific conclusion reached by these standard setters appear likely to cause a material change in our accounting policies, outcomes cannot be predicted with confidence. Also see Note 1, Summary of Significant Accounting Policies, which discusses accounting policies that we must select when there are acceptable alternatives.

NEW ACCOUNTING        See Note 1 (r) and (s) to the Consolidated Financial
STANDARDS             Statements for a discussion of recently issued accounting
                      pronouncements.

Quantitative and Qualitative Disclosures About Market Risk, Interest Rate and Currency Risk Management

                      Information about potential effects of changes in interest rates on us are discussed in the Interest Rate and Currency Risk Management section of Item 7.

Experts

                      The consolidated financial statements and schedule of GE Life and Annuity Assurance Company and subsidiary (the Company) as of December 31, 2003 and 2002, and for each of the years in the three-year period ended December 31, 2003, have been included herein in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


                      The reports of KPMG LLP dated February 6, 2004 with respect to the consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary refer to a change in accounting for goodwill and other intangible assets in 2002 and for derivative instruments and hedging activities in 2001.

                         INDEPENDENT AUDITORS' REPORT

The Board of Directors
GE Life and Annuity Assurance Company:

   We have audited the accompanying consolidated balance sheets of GE Life and Annuity Assurance Company and subsidiary (the Company) as of December 31, 2003 and 2002, and the related consolidated statements of income, shareholders' interest and cash flows for each of the years in the three-year period ended December 31, 2003. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

   As discussed in Notes 1 and 4 to the consolidated financial statements, the Company changed its method of accounting for goodwill and other intangible assets in 2002. As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments and hedging activities in 2001.

                                          /s/ KPMG LLP

Richmond, Virginia
February 6, 2004

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                          Consolidated Balance Sheets
            (Dollar amounts in millions, except per share amounts)


                                                    December 31,
                                                -------------------
                                                  2003       2002
                                                --------- ---------
Assets
   Investments:
       Fixed maturities
         available-for-sale, at fair
         value................................. $ 9,640.7 $10,049.0
       Equity securities
         available-for-sale, at fair
         value
          Common stock.........................      24.7      41.3
          Preferred stock,
            non-redeemable.....................       1.3       3.6
       Mortgage loans, net of valuation
         allowance of $10.4 and $8.9 at
         December 31, 2003 and December
         31, 2002, respectively................   1,262.3   1,034.7
       Policy loans............................     138.5     123.9
       Short-term investments..................      99.6     278.0
       Other invested assets...................     162.1      60.5
                                                --------- ---------
          Total investments....................  11,329.2  11,591.0
   Cash and cash equivalents...................      12.4        --
   Accrued investment income...................     127.8     160.4
   Deferred acquisition costs..................     897.0     827.2
   Goodwill....................................     117.3     107.4
   Intangible assets...........................     144.6     207.7
   Reinsurance recoverable.....................     160.7     174.4
   Other assets................................      38.7      30.1
   Separate account assets.....................   8,034.9   7,182.8
                                                --------- ---------
          Total assets......................... $20,862.6 $20,281.0
                                                ========= =========
Liabilities and Shareholders' Interest
   Liabilities:
       Future annuity and contract
         benefits.............................. $10,241.2 $10,771.5
       Liability for policy and
         contract claims.......................      42.6     240.4
       Other policyholder liabilities..........     147.8     208.1
       Other liabilities.......................     399.4      69.1
       Deferred income tax liability...........     174.7     104.9
       Separate account liabilities............   8,034.9   7,182.8
                                                --------- ---------
          Total liabilities....................  19,040.6  18,576.8
                                                --------- ---------
   Shareholders' interest:
       Net unrealized investment gains
         (losses)..............................      87.7     (12.0)
       Derivatives qualifying as hedges........       0.4       2.3
                                                --------- ---------
       Accumulated non-owner changes in
         shareholders' interest................      88.1      (9.7)
       Preferred stock, Series A
         ($1,000 par value, $1,000
         redemption and liquidation
         value, 200,000 shares
         authorized, 120,000 shares
         issued and outstanding)...............     120.0     120.0
       Common stock ($1,000 par value,
         50,000 shares authorized,
         25,651 shares issued and
         outstanding)..........................      25.6      25.6
       Additional paid-in capital..............   1,060.6   1,050.7
       Retained earnings.......................     527.7     517.6
                                                --------- ---------
          Total shareholders' interest.........   1,822.0   1,704.2
                                                --------- ---------
          Total liabilities and
            shareholders' interest............. $20,862.6 $20,281.0
                                                ========= =========

                See Notes to Consolidated Financial Statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       Consolidated Statements of Income
                         (Dollar amounts in millions)


                                          Years Ended December 31,
                                         -------------------------
                                          2003     2002     2001
                                         ------  -------- --------
Revenues:
   Net investment income................ $538.0  $  600.2 $  698.9
   Net realized investment gains........    3.9      55.3     29.1
   Premiums.............................  104.0     105.3    108.4
   Cost of insurance....................  153.1     125.8    126.1
   Variable product fees................  106.3     113.9    131.1
   Other income.........................   35.5      44.9     40.8
                                         ------  -------- --------
       Total revenues...................  940.8   1,045.4  1,134.4
                                         ------  -------- --------
Benefits and expenses:
   Interest credited....................  410.6     462.1    533.8
   Benefits and other changes in policy
     reserves...........................  245.7     178.2    182.3
   Underwriting, acquisition, and
     insurance expenses, net of
     deferrals..........................  149.0      99.3     87.3
   Amortization of deferred acquisition
     costs and intangibles..............  118.9     147.1    131.3
                                         ------  -------- --------
       Total benefits and expenses......  924.2     886.7    934.7
                                         ------  -------- --------
Income before income taxes and
  cumulative effect of change in
  accounting principle..................   16.6     158.7    199.7
Provision for income taxes..............   (3.1)     42.9     70.1
                                         ------  -------- --------
Income before cumulative effect of
  change in accounting principle........   19.7     115.8    129.6
Cumulative effect of change in
  accounting principle, net of tax......     --        --     (5.7)
                                         ------  -------- --------
Net income.............................. $ 19.7  $  115.8 $  123.9
                                         ======  ======== ========

                See Notes to Consolidated Financial Statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

               Consolidated Statements of Shareholders' Interest
              (Dollar amounts in millions, except share amounts)

                                                                                      Accumulated
                                             Preferred Stock Common Stock  Additional  Non-owner               Total
                                             --------------  -------------  Paid-In   Changes In  Retained Shareholders'
                                              Share   Amount Share  Amount  Capital     Equity    Earnings   Interest
                                             -------  ------ ------ ------ ---------- ----------- -------- -------------
Balances at January 1, 2001................. 120,000  $120.0 25,651 $25.6   $1,050.7    $(18.7)    $297.1    $1,474.7
Changes other than transactions with
  shareholders:
   Net income...............................      --      --     --    --         --        --      123.9       123.9
   Net unrealized gains on investment
     securities (a).........................      --      --     --    --         --       1.3         --         1.3
   Cumulative effect on adoption of
     SFAS 133 (b)...........................      --      --     --    --         --      (7.8)        --        (7.8)
   Derivatives qualifying as hedges (c).....      --      --     --    --         --      (0.3)        --        (0.3)
                                                                                                             --------
       Total changes other than
         transactions with shareholders.....                                                                    117.1
                                                                                                             --------
Cash dividends declared and paid............      --      --     --    --         --        --       (9.6)       (9.6)
                                             -------  ------ ------ -----   --------    ------     ------    --------
Balances at December 31, 2001............... 120,000  $120.0 25,651 $25.6   $1,050.7    $(25.5)    $411.4    $1,582.2
Changes other than transactions with
  shareholders:
   Net income...............................      --      --     --    --         --        --      115.8       115.8
   Net unrealized gains on investment
     securities (a).........................      --      --     --    --         --       5.4         --         5.4
   Derivatives qualifying as hedges (c).....      --      --     --    --         --      10.4         --        10.4
                                                                                                             --------
       Total changes other than
         transactions with shareholders.....                                                                    131.6
                                                                                                             --------
Cash dividends declared and paid............      --      --     --    --         --        --       (9.6)       (9.6)
                                             -------  ------ ------ -----   --------    ------     ------    --------
Balances at December 31, 2002............... 120,000  $120.0 25,651 $25.6   $1,050.7    $ (9.7)    $517.6    $1,704.2
Changes other than transactions with
  shareholders:
   Net income...............................      --      --     --    --         --        --       19.7        19.7
   Net unrealized gains on investment
     securities (a).........................      --      --     --    --         --      99.7         --        99.7
   Derivatives qualifying as hedges (c).....      --      --     --    --         --      (1.9)        --        (1.9)
                                                                                                             --------
       Total changes other than
         transactions with shareholders.....                                                                    117.5
Contributed capital.........................      --      --     --    --        9.9        --         --         9.9
Cash dividends declared and paid............      --      --     --    --         --        --       (9.6)       (9.6)
                                             -------  ------ ------ -----   --------    ------     ------    --------
Balances at December 31, 2003............... 120,000  $120.0 25,651 $25.6   $1,060.6    $ 88.1     $527.7    $1,822.0
                                             =======  ====== ====== =====   ========    ======     ======    ========

--------
(a)Presented net of deferred taxes of $(55.9), (1.8), and $0 in 2003, 2002, and 2001, respectively.
(b)Presented net of deferred taxes of $4.4.
(c)Presented net of deferred taxes of $1.0, $(5.9), and $0.2 in 2003, 2002, and 2001, respectively.

                See Notes to Consolidated Financial Statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                     Consolidated Statements of Cash Flows
                         (Dollar amounts in millions)


                                                    Years Ended December 31,
                                                -------------------------------
                                                   2003       2002       2001
                                                ---------  ---------  ---------
Cash flows from operating activities:
  Net income................................... $    19.7  $   115.8  $   123.9
                                                ---------  ---------  ---------
  Adjustments to reconcile net income
   to net cash provided by operating
   activities:
   Cumulative effect of change in
     accounting principle, net of tax..........        --         --        5.7
   Change in future policy benefits............     407.5      413.2      435.5
   Net realized investments gains..............      (3.9)     (55.3)     (29.1)
   Amortization of investment premiums
     and discounts.............................      46.5       29.9        6.8
   Acquisition costs deferred..................    (167.7)    (116.3)    (204.1)
   Amortization of deferred acquisition
     costs and intangibles.....................     118.9      147.1      131.3
   Deferred income taxes.......................      18.3       21.8       51.1
   Change in certain assets:
       Decrease (increase) in:
       Accrued investment income...............      32.6       48.0        7.5
       Other, net..............................     (39.8)       6.6      (47.5)
   Change in certain liabilities:
       Increase (decrease) in:
       Policy and contract claims..............    (183.9)      27.9       39.7
       Other policyholder liabilities..........     (59.6)     117.0      (71.5)
       Other liabilities.......................     339.0     (380.4)     107.5
                                                ---------  ---------  ---------
          Total adjustments....................     507.9      259.5      432.9
                                                ---------  ---------  ---------
   Net cash provided by operating
     activities................................     527.6      375.3      556.8
                                                ---------  ---------  ---------
Cash flows from investing activities:
   Short term investment activity, net.........     178.4     (237.5)     (22.9)
   Proceeds from sales and maturities
     of investment securities and other
     invested assets...........................   4,328.8    6,087.4    3,904.1
   Principal collected on mortgage and
     policy loans..............................     268.6      151.2      332.6
   Purchases of investment securities
     and other invested assets.................  (3,819.5)  (5,464.1)  (5,182.8)
   Mortgage loan originations and
     increase in policy loans..................    (512.3)    (252.8)    (167.9)
                                                ---------  ---------  ---------
          Net cash provided by (used
            in) investing activities...........     444.0      284.2   (1,136.9)
                                                ---------  ---------  ---------
Cash flows from financing activities:
   Proceeds from issuance of investment
     contracts.................................   3,107.0    3,495.1    3,642.8
   Redemption and benefit payments on
     investment contracts......................  (4,044.8)  (4,112.6)  (3,089.4)
   Proceeds from short-term borrowings.........     346.5      388.4      301.1
   Payments on short-term borrowings...........    (358.3)    (420.8)    (336.2)
   Cash dividends to shareholders..............      (9.6)      (9.6)      (9.6)
                                                ---------  ---------  ---------
          Net cash provided by (used
            in) financing activities...........    (959.2)    (659.5)     508.7
                                                ---------  ---------  ---------
          Net decrease in cash and cash
            equivalents........................      12.4         --      (71.4)
Cash and cash equivalents at beginning
  of year......................................        --         --       71.4
                                                ---------  ---------  ---------
Cash and cash equivalents at end of year....... $    12.4  $      --  $      --
                                                =========  =========  =========

                See Notes to Consolidated Financial Statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                  Notes to Consolidated Financial Statements

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)

(1)Summary of Significant Accounting Policies

  (a) Principles of Consolidation

   The accompanying consolidated financial statements include the historical operations and accounts of GE Life and Annuity Assurance Company ("GELAAC") and its subsidiary, Assigned Settlement, Inc. All significant intercompany accounts and transactions have been eliminated in consolidation.

   All of GELAAC's outstanding common stock was owned directly and indirectly by GE Financial Assurance Holdings, Inc. ("GE Financial Assurance"). GE Financial Assurance acquired approximately three percent of our outstanding common stock, pursuant to a Stock Purchase Agreement, dated November 18, 2003 by and between Phoenix Life Insurance Company and GE Financial Assurance. General Electric Capital Assurance Company ("GE Capital Assurance") and Federal Home Life Insurance Company ("Federal"), both indirect subsidiaries of GE Financial Assurance, own approximately eighty-five percent and twelve percent of our outstanding common stock, respectively. GE Financial Assurance is a wholly owned, direct subsidiary of GEI, Inc., which in turn is a wholly owned direct subsidiary of General Electric Capital Corporation, which in turn is a wholly owned subsidiary of General Electric Capital Services, Inc., which in turn is a wholly owned direct subsidiary of General Electric Company ("GE"). At December 31, 2003, all of our outstanding non-voting preferred stock was owned by Brookfield Life Assurance Company Limited ("BLAC") as a result of a contribution on November 7, 2003 of our preferred shares by GE Financial Assurance. BLAC is a wholly owned direct subsidiary of GE Financial Assurance.

   On November 18, 2003, GE issued a press release announcing its intention to pursue an initial public offering ("IPO") of a new company named Genworth Financial, Inc. ("Genworth") that will comprise most of its life and mortgage insurance operations, including GELAAC. GE filed a registration statement with the U.S. Securities and Exchange Commission in January 2004 and expects to complete the IPO in the first half of 2004, subject to market conditions and receipt of various regulatory approvals.

  (b) Basis of Presentation

   These consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year presentation.

  (c) Products

   Our product offerings are divided along two major segments of consumer needs: (i) Retirement Income and Investments and (ii) Protection.

   Retirement Income and Investment products are investment vehicles and insurance contracts intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income during their retirement, and seek to protect against outliving their assets during retirement. Our principal product lines under the Retirement Income and Investments segment are deferred annuities (fixed or variable), variable life insurance, and GICs and funding agreement products.

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured, and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are life insurance (universal and interest sensitive whole life) and accident and health insurance products.

   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms, and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)

specialized brokers), and dedicated sales specialists (long term care sales agents and affiliated networks of both accountants and personal financial advisors). Approximately 21%, 26%, and 30% of our sales of life and annuity products in 2003, 2002, and 2001, respectively, have been through two national stock brokerage firms. Loss of all or a substantial portion of the business provided by these stock brokerage firms could have a material adverse effect on our business and operations. We do not believe, however, that the loss of such business would have a long-term adverse effect because of our competitive position in the marketplace, the availability of business from other distributors, and our mix of other products.

  (d) Revenues

   Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification. Premiums on long-duration insurance products are recognized as earned when due or, in the case of life contingent annuities, when the contracts are issued. Premiums received on institutional stable value products, annuity contracts without significant mortality risk, and universal life products are not reported as revenues but as deposits and included in liabilities for future annuity and contract benefits. Cost of insurance is charged to universal life policyholders based upon at risk amounts and is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholders' account values, and are recognized as revenue when charged. Other income consists primarily of surrender charges on certain policies. Surrender charges are recognized as income when the policy is surrendered.

  (e) Cash and Cash Equivalents

   Certificates, money market funds, and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows. Items with maturities greater than 90 days but less than a year are included in short term investments.

  (f) Investment Securities

   We have designated all of our investment securities as available-for-sale and report them in our Consolidated Balance Sheets at fair value. We obtain values for actively traded securities from external pricing services. For infrequently traded securities, we obtain quotes from brokers, or we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP") and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated nonowner changes in shareholders' interest and, accordingly, have no effect on net income.

   Impairment of investment securities results in a charge to earnings when a market decline in the value of an investment to below cost is other than temporary. We regularly review each investment security for impairment based on criteria that include the extent to which the cost of the investment exceeds its market value, the length of the time that the market value of the investment has been reduced, our ability to hold until recovery and the financial health of and specific prospects for the issuer of the security. We actively perform comprehensive market research, monitor market conditions and segment our investments by credit risk in order to minimize impairment risks.

  (g) Securities Lending Activity

   We engage in certain securities lending transactions, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturities in the Consolidated Balance Sheets.

   Cash collateral received on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Non-cash collateral, such as a security received by us,

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)

is not reflected in our assets in the Consolidated Balance Sheets, as we have no right to sell or repledge the collateral. The fair value of collateral held and included in other invested assets was $102.7 million at December 31, 2003. We had no non-cash collateral at December 31, 2003.

  (h) Net Investment Income

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow, and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income. Net interest income and/or expense from interest rate derivatives are included in investment income.

  (i) Mortgage and Policy Loans

   Mortgage and policy loans are stated at their unpaid principal balance. Mortgage loans are stated net of an allowance for estimated uncollectible amounts. The allowance for losses is determined primarily on the basis of management's best estimate of probable losses, including specific allowances for known troubled loans, if any. Write-downs and the change in reserves are included in net realized investment gains and losses in the Consolidated Statements of Income.

  (j) Short-term Investments

   Short-term investments are stated at amortized cost which approximates fair value. Equity securities (including seed money for new mutual fund portfolios) are stated at fair value. Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is included in other invested assets and is stated, generally, at cost less accumulated depreciation. Other long-term investments are stated generally at amortized cost.

  (k) Deferred Acquisition Costs

   Acquisition costs include costs and expenses, which vary with and are primarily related to the acquisition of insurance and investment contracts.

   Acquisition costs include commissions in excess of ultimate renewal commissions, certain support costs such as underwriting and contract and policy issue costs, and the bonus feature of certain variable annuity products. For investment and universal life type contracts, amortization is based on the present value of anticipated gross profits from investments, interest credited, surrender and other policy charges, and mortality and maintenance expenses. Amortization is adjusted retroactively when current estimates of future gross profits to be realized are revised. For other long-duration insurance contracts, the acquisition costs are amortized in relation to the estimated benefit payments or the present value of expected future premiums.

   Deferred acquisition costs are reviewed quarterly to determine if they are recoverable from future income, including investment income and, if not considered recoverable, are charged to expense.

  (l) Intangible Assets

   Present Value of Future Profits -- In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called Present Value of Future Profits ("PVFP"), represents the actuarially estimated present value of projected future cash flows from the acquired policies.

   PVFP is amortized, net of accreted interest, in a manner similar to the amortization of deferred acquisition costs. Interest accretes at rates credited to policyholders on underlying contracts. Recoverability of PVFP is evaluated periodically by

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)

comparing the current estimate of expected future gross profits to the unamortized asset balance. If such a comparison indicates that the expected gross profits will not be sufficient to recover PVFP, the difference is charged to expense.

   PVFP is further adjusted to reflect the impact of unrealized gains or losses on fixed maturities classified as available for sale in the investment portfolios. Such adjustments are not recorded in our net income but rather as a credit or charge to shareholders' interest, net of applicable income tax.

   Goodwill -- As of January 1, 2002, we adopted Statement of Financial Accounting Standard No. 142, Goodwill and Other Intangible Assets (SFAS 142). Under SFAS 142, goodwill is no longer amortized but is tested for impairment using a fair value approach, at the "reporting unit" level. A reporting unit is the operating segment, or business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a report unit's goodwill exceeds its fair value. We used discounted cash flows to establish fair values. When available and as appropriate, we used comparative market multiples to corroborate discounted cash flow results. When a business within a reporting unit is disposed of, goodwill is allocated to the gain or loss on disposal using the relative fair value methodology.

   Before January 1, 2002, we amortized goodwill over our estimated period of benefit on a straight-line basis; we amortized other intangible assets on appropriate bases over their estimated lives. No amortization period exceeded 40 years. When an intangible asset's carrying value exceeded associated expected operating cash flows, we considered it to be impaired and wrote it down to fair value, which we determined based on either discounted future cash flows or appraised values.

   Software -- Purchased software and certain application development costs related to internally developed software are capitalized, above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed 5 years.

   We amortize the costs of other intangibles over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment based on undiscounted cash flows and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested for impairment, at least annually, and written down to fair value as required.

  (m) Income Taxes

   We file a consolidated life insurance federal income tax return with our parent, GECA and its life insurance affiliates. The method of income tax allocation is subject to written agreement authorized by the Board of Directors. Allocation is based on the separate return liabilities with offsets for losses and credits utilized to reduce current consolidated tax liability. Intercompany tax balances are settled quarterly, with a final settlement after filing of the federal income tax return.

   Deferred income taxes have been provided for the effects of temporary differences between financial reporting and tax bases of assets and liabilities and have been measured using the enacted marginal tax rates and laws that are currently in effect.

  (n) Reinsurance

   Premium revenue, benefits, underwriting, acquisition, and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)

  (o) Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense, and withdrawals, with experience adjustments for adverse deviation where appropriate.

  (p) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, and (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process, and adjust claims.

  (q) Separate Accounts

   The separate account assets and liabilities represent funds held, and the related liabilities for, the exclusive benefit of the variable annuity contractholders and variable life policyholders. We receive mortality risk and expense fees and administration charges from the underlying mutual fund portfolios available in the separate accounts. The separate account assets are carried at fair value and are equal to the liabilities that represent the policyholders' equity in those assets.

  (r) Accounting Changes

   Under SFAS 142, goodwill is no longer amortized but is tested for impairment using a fair value methodology. We stopped amortizing goodwill effective January 1, 2002. Under SFAS 142, we were required to test all existing goodwill for impairment as of January 1, 2002, on a "reporting unit" basis. No goodwill impairment charge was taken as a result of our goodwill testing for impairment in accordance with SFAS 142.

   At January 1, 2001, we adopted SFAS 133, Accounting for Derivative Instruments and Hedging Activities, as amended. Under SFAS 133 all derivative instruments (including certain derivative instruments embedded in other contracts) are recognized in the balance sheet at their fair values and changes in fair value are recognized immediately in earnings, unless the derivatives qualify as hedges of future cash flows the effective portion of changes in fair value is recorded temporarily in equity, then recognized in earnings along with the related effects of the hedged items. Any ineffective portion of hedges is reported in earnings as it occurs. Further information about derivative instruments is provided in Note 10.

   At January 1, 2001, the cumulative effect of adopting this accounting change, was as follows:

                                                            Shareholders'
                                                   Earnings   Interest
                                                   -------- -------------
       Adjustment to fair value of derivatives (a)  $(8.7)     $(12.2)
       Income tax effects.........................    3.0         4.4
                                                    -----      ------
       Totals.....................................  $(5.7)     $ (7.8)
                                                    =====      ======

--------
(a)For earnings effect, amount shown is net of hedged items.

   The cumulative effect on shareholders' interest was primarily attributable to marking to market swap contracts used to hedge variable-rate borrowings. Decreases in the fair values of these instruments were attributable to declines in interest rates since inception of the hedging arrangement. As a matter of policy, we ensure that funding, including the effect of derivatives, of our investment and other financial asset positions are substantially matched in character (e.g., fixed vs. floating) and

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)

duration. As a result, declines in the fair values of these effective derivatives are offset by unrecognized gains on the related financing assets and hedged items, and future net earnings will not be subject to volatility arising from interest rate changes.

   In January 2003, the FASB issued FIN 46, Consolidation of Variable Interest Entities, which we adopted on July 1, 2003. No special purpose entities ("SPEs"), or assets previously sold to qualifying SPEs ("QSPEs"), were required to be consolidated on our books.

  (s) Accounting Pronouncements Not Yet Adopted

   In July 2003, the American Institute of Certified Public Accountants issued Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, which we will adopt on January 1, 2004. This statement provides guidance on separate account presentation and valuation, the accounting for sales inducements and the classification and valuation of long-duration contract liabilities. We do not expect the adoption of SOP 03-1 to have a material impact on our results of operation or financial condition.

(2)Investment Securities

  (a) General

   For the years ended December 31, 2003, 2002, and 2001 the sources of our investment income were as follows:

                                         2003    2002    2001
                                        ------  ------  ------
                Fixed maturities....... $467.2  $528.8  $615.2
                Equity securities......    (.1)     .8     2.9
                Mortgage loans.........   81.8    73.2    80.9
                Policy loans...........   10.8     6.3     7.1
                Other investments......  (10.4)     .6      .6
                                        ------  ------  ------
                Gross investment income  549.3   609.7   706.7
                Investment expenses....  (11.3)   (9.5)   (7.8)
                                        ------  ------  ------
                Net investment income.. $538.0  $600.2  $698.9
                                        ======  ======  ======

   For the years ended December 31, 2003, 2002, and 2001, gross realized investment gains and losses from the sales of investment securities available-for-sale were as follows:

                                                2003     2002    2001
                                               ------  -------  ------
         Gross realized investments:
            Gains.............................   80.2    181.1   100.5
            Losses, including impairments (a).  (76.3)  (125.8)  (71.4)
                                               ------  -------  ------
         Net realized investments gains....... $  3.9  $  55.3  $ 29.1
                                               ======  =======  ======

--------
(a)Impairments were $(26.2), $(77.4), and $(24.1) in 2003, 2002, and 2001 respectively.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)


   Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and deferred acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities and other invested assets reflected as a separate component of shareholders' interest as of December 31, 2003, 2002, and 2001 are summarized as follows:

                                                                                     2003    2002    2001
                                                                                    ------  ------  ------
Net unrealized gains (losses) on available-for-sale investment securities and other invested assets before adjustments:
   Fixed maturities................................................................ $204.6  $ 18.6  $(41.2)
   Equity securities...............................................................    3.0    (9.7)  (11.8)
                                                                                    ------  ------  ------
       Subtotal....................................................................  207.6     8.9   (53.0)
                                                                                    ------  ------  ------
Adjustments to the present value of future profits and deferred acquisitions costs.  (72.6)  (29.5)   25.2
Deferred income taxes..............................................................  (47.3)    8.6    10.4
                                                                                    ------  ------  ------
       Net unrealized gains (losses) on available-for-sale investment securities................................................................ $ 87.7  $(12.0) $(17.4)
                                                                                    ======  ======  ======

   The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in equity is as follows:

                                                                                 2003    2002    2001
                                                                                ------  ------  ------
Net unrealized losses on investment securities -- beginning of year............ $(12.0) $(17.4) $(18.7)
Unrealized gains on investment securities, net --..............................  102.2    41.3    20.2
Reclassification adjustments -- net of deferred taxes of $1.4, $19.4, and $10.2   (2.5)  (35.9)  (18.9)
                                                                                ------  ------  ------
Net unrealized gains (losses) on investment securities -- end of year.......... $ 87.7  $(12.0) $(17.4)
                                                                                ======  ======  ======

   At December 31, 2003, and 2002, the amortized cost, gross unrealized gains and losses, and fair values of our fixed maturities and equity securities available-for-sale were as follows:

                                                     Gross      Gross
                                         Amortized Unrealized Unrealized
                                           Cost      Gains      Losses   Fair Value
                                         --------- ---------- ---------- ----------
2003
----
Fixed maturities:
   U.S. government and agency........... $   17.5    $  0.6     $ (0.1)   $   18.0
   State and municipal..................      0.9        --         --         0.9
   Non-U.S. government..................     67.8       4.9       (0.1)       72.6
   U.S. corporate.......................  5,437.3     194.9      (48.9)    5,583.3
   Non-U.S. corporate...................    874.5      27.2       (8.2)      893.5
   Mortgage-backed......................  1,819.1      33.6       (9.5)    1,843.2
   Asset-backed.........................  1,219.0      14.5       (4.3)    1,229.2
                                         --------    ------     ------    --------
       Total fixed maturities...........  9,436.1     275.7      (71.1)    9,640.7
Common stocks and non-redeemable
  preferred stocks......................     23.0       3.0         --        26.0
                                         --------    ------     ------    --------
Total available-for-sale securities..... $9,459.1    $278.7     $(71.1)   $9,666.7
                                         ========    ======     ======    ========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)



                                                     Gross      Gross
                                         Amortized Unrealized Unrealized
2002                                       Cost      Gains      Losses   Fair Value
----                                     --------- ---------- ---------- ----------
Fixed maturities:
   U.S. government and agency........... $    29.4   $  0.6    $  (0.2)  $    29.8
   State and municipal..................       1.0       --         --         1.0
   Non-U.S. government..................      45.9      1.8       (0.1)       47.6
   U.S. corporate.......................   6,063.8    161.5     (207.3)    6,018.0
   Non-U.S. corporate...................     668.7     14.4      (15.9)      667.2
   Mortgage-backed......................   1,973.5     58.1       (3.9)    2,027.7
   Asset-backed.........................   1,248.1     18.0       (8.4)    1,257.7
                                         ---------   ------    -------   ---------
       Total fixed maturities...........  10,030.4    254.4     (235.8)   10,049.0
Common stocks and non-redeemable
  preferred stocks......................      54.6      5.2      (14.9)       44.9
                                         ---------   ------    -------   ---------
Total available-for-sale securities..... $10,085.0   $259.6    $(250.7)  $10,093.9
                                         =========   ======    =======   =========

   We regularly review each investment security for impairment in accordance with our impairment policy, which includes both quantitative and qualitative criteria. Quantitative measures include length of time and amount that each security position is in an unrealized loss position, and for fixed maturity securities, whether the issuer is in compliance with terms and covenants of the security. Our qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Our impairment reviews involve our finance and risk teams as well as the portfolio management and research capabilities of GEAM. Our qualitative review attempts to identify those issuers with a greater than 50% chance of default in the coming twelve months. These securities are characterized as "at-risk" of impairment. As of December 31, 2003, securities "at risk" of impairment had aggregate unrealized losses of $10 million.

   For fixed maturity securities, we recognize an impairment charge to earnings in the period in which we determine that we do not expect to either collect principal and interest in accordance with the contractual terms of the instruments or to recover based on underlying collateral values and considering events such as payment default, bankruptcy or disclosure of fraud. For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book within a reasonable period. We measure impairment charges based on the difference between the book value of the security and its fair value. Fair value is based on quoted market price, except for certain infrequently traded securities where we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values.

   During 2003, 2002 and 2001, we recognized impairment losses of $26.2 million, $77.4 million and $24.1 million, respectively. We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, we sell securities in the normal course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)


   The following table presents the gross unrealized losses and estimated fair values of our investment securities, on a historical basis, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, at December 31, 2003

                                               Less than 12 Months            12 Months of More
                                          ------------------------------ ----------------------------
                                           Fair    Unrealized    # of    Fair   Unrealized    # of
Description of Securities                  Value     Losses   Securities Value    Losses   Securities
-------------------------                 -------- ---------- ---------- ------ ---------- ----------
Fixed maturities:
   U.S. government and agencies.......... $    7.1   $  (.1)       2     $   --   $   --       --
   State and municipal...................       .9       --        2         --       --       --
   Government - non U.S..................     14.1      (.1)       4         --       --       --
   U.S. corporate........................  1,009.2    (30.2)     129      249.5    (18.7)      37
   Corporate - non U.S...................    172.4     (4.9)      41       42.8     (3.3)       4
   Asset Backed..........................    220.2     (3.9)      22       75.0      (.4)       6
   Mortgage Backed.......................    550.9     (9.4)      79        3.8      (.1)       6
                                          --------   ------      ---     ------   ------       --
Subtotal, fixed maturities...............  1,974.8    (48.6)     279      371.1    (22.5)      53
Equity securities........................       --       --       --         --       --       --
                                          --------   ------      ---     ------   ------       --
   Total temporarily impaired securities. $1,974.8   $(48.6)     279     $371.1   $(22.5)      53
                                          ========   ======      ===     ======   ======       ==
Investment Grade.........................  1,862.7    (42.4)     257      273.0     (9.9)      29
Below Investment Grade...................    112.1     (6.2)      22       98.1    (12.6)      24
                                          --------   ------      ---     ------   ------       --
   Total................................. $1,974.8   $(48.6)     279     $371.1   $(22.5)      53
                                          ========   ======      ===     ======   ======       ==

   The investment securities at December 31, 2003 in an unrealized loss position for less than twelve months, account for $48.6 million or 68% of the total unrealized losses. Of the securities in this category, there was one security with an unrealized loss in excess of $5 million. This security had aggregate unrealized losses totaling $6.8 million. The amount of the unrealized loss on this security is driven largely by the relative size of the holding, the par value of which is $40 million. This security matures in 2029 and is rated investment grade.

   The investment securities in an unrealized loss position for twelve months or more account for $22.5 million or 32% of the total unrealized losses. There is one issuer that accounts for $3.3 million or 15% of the unrealized losses in this category. This issuer, a national retail chain, is current on all terms, shows improving trends with regard to liquidity and security price, and is not considered at risk of impairment.

   Aside from this issuer, no other single issuer has an aggregate unrealized loss greater than $3 million.

   The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2003 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Amortized  Fair
                                                 Cost     Value
                                               --------- --------
              Due in one year less............ $  385.2  $  388.2
              Due one year through five years.  2,483.9   2,547.2
              Due five years through ten years  2,247.0   2,326.0
              Due after ten years.............  1,281.9   1,306.9
                                               --------  --------
                 Subtotals....................  6,398.0   6,568.3
              Mortgage-backed securities......  1,819.1   1,843.2
              Asset-backed securities.........  1,219.0   1,229.2
                                               --------  --------
                 Totals....................... $9,436.1  $9,640.7
                                               ========  ========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)


   As of December 31, 2003, $1,078.2 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As required by law, we have amounts invested, with governmental authorities and banks for the protection of policyholders, of $5.7 million as of December 31, 2003 and 2002.

   As of December 31, 2003, approximately 24.9%, 11.7%, and 8.4% of our fixed maturity portfolio was comprised of securities issued by the financial and insurance, utility and energy, and consumer non-cyclicals industries, respectively, the vast majority of which are rated investment grade, and which are senior secured bonds. No other industry group comprises more than 10% of our fixed maturity portfolio. This portfolio is widely diversified among various geographic regions in the United States and is not dependent on the economic stability of one particular region.

   As of December 31, 2003, we did not hold any fixed maturity securities which individually exceeded 10% of shareholders' interest.

   The credit quality of the fixed maturity portfolio at December 31, 2003 and 2002 follows. The categories are based on the higher of the ratings published by Standard & Poors or Moody's.

                                        2003               2002
                                 -----------------  -----------------
                                 Fair value Percent Fair value Percent
                                 ---------- ------- ---------- -------
         Agencies and treasuries  $  379.2     3.9% $   199.6     2.0%
         AAA/Aaa................   2,491.6    25.8    2,801.1    27.9
         AA/Aa..................     357.7     3.7      843.6     8.4
         A/A....................   2,335.6    24.2    2,842.6    28.3
         BBB/Baa................   2,521.8    26.2    2,170.9    21.6
         BB/Ba..................     245.4     2.6      370.7     3.7
         B/B....................     106.0     1.1       99.3     1.0
         CC and below...........      55.3     0.6       19.6     0.2
         Not rated..............   1,148.1    11.9      701.6     6.9
                                  --------   -----  ---------   -----
            Totals..............  $9,640.7   100.0% $10,049.0   100.0%
                                  ========   =====  =========   =====

   Bonds with ratings ranging from AAA/Aaa to BBB-/Baa3 are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but all are considered to be investment grade securities. Finally, some securities, such as private placements, have not been assigned a rating by any rating service and are therefore categorized as "not rated". This has neither positive nor negative implications regarding the value of the security.

   At December 31, 2003 and 2002, there were fixed maturities in default (issuer has missed a coupon payment or entered bankruptcy) with a fair value of $58.9 and $19.1, respectively.

   We have limited partnership commitments outstanding of $7.4 and $11.6 at December 31, 2003 and December 31, 2002, respectively.

  (b) Mortgage and Real Estate Portfolio

   For the years ended December 31, 2003 and 2002, respectively, we originated $44.6 and $102.1 of mortgages secured by real estate in California, which represents 9% and 43% of our total originations for those years.

   We have certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments, involve varying elements of credit and market risk. Investment commitments outstanding at December 31, 2003 and 2002 were $0 and $15.3, respectively.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)


   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans, and therefore applies principally to our commercial loans.

   Under these principles, we have two types of "impaired" loans: loans requiring allowances for losses (none as of December 31, 2003 and 2002) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($1.2 and $3.7 as of December 31, 2003 and 2002, respectively). Average investment in impaired loans during December 31, 2003, 2002, and 2001 was $2.8, $5.1, and $6.8 and interest income earned on these loans while they were considered impaired was $0.1, $0.5, and $0.9 for the years ended December 31, 2003, 2002, and 2001, respectively.

   The following table presents the activity in the allowance for losses during the years ended December 31, 2003, 2002, and 2001:

                                                         2003   2002  2001
                                                         ----- -----  -----
    Balance at January 1................................ $ 8.9 $18.2  $14.3
    (Benefit) provision (credited) charged to operations   1.5  (9.3)   2.3
    Amounts written off, net of recoveries..............    --    --    1.6
                                                         ----- -----  -----
    Balance at December 31.............................. $10.4 $ 8.9  $18.2
                                                         ===== =====  =====

   During 2002, as part of its on-going analysis of exposure to losses arising from mortgage loans, we recognized $11.6 reduction in its allowance for losses.

   The allowance for losses on mortgage loans at December 31, 2003, 2002, and 2001 represented 0.8%, 0.8%, and 1.9% of gross mortgage loans, respectively. There were no non-income producing mortgage loans as of December 31, 2003 and 2002.

(3)Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31, 2003, 2002, and 2001 was as follows:

                                                               2003     2002    2001
                                                              ------  -------  ------
Unamortized balance at January 1............................. $843.3  $ 838.2  $712.9
Cost deferred................................................  167.7    116.3   204.1
Amortization, net............................................  (87.2)  (111.2)  (78.8)
                                                              ------  -------  ------
Unamortized balance at December 31...........................  923.8    843.3   838.2
Cumulative effect of net unrealized investment gains (losses)  (26.8)   (16.1)   15.6
                                                              ------  -------  ------
Balance at December 31....................................... $897.0  $ 827.2  $853.8
                                                              ======  =======  ======

(4)Intangible Assets and Goodwill

   At December 31, 2003 and 2002 the gross carrying amount and accumulated amortization of intangibles subject to amortization were as follows:

                                                    2003                        2002
                                         --------------------------  --------------------------
                                         Gross Carrying Accumulated  Gross Carrying Accumulated
                                             Amount     Amortization     Amount     Amortization
                                         -------------- ------------ -------------- ------------
Present Value of Future Profits ("PVFP")     $508.8       $(380.7)       $541.0       $(352.2)
Capitalized Software....................       26.2         (10.1)         26.8          (8.7)
All Other...............................        1.0          (0.6)          1.3          (0.5)
                                             ------       -------        ------       -------
   Total................................     $536.0       $(391.4)       $569.1       $(361.4)
                                             ======       =======        ======       =======

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)


  (a) Present Value of Future Profits

   The method used by us to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits, and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

   The following table presents the activity in PVFP for the years ended December 31, 2003, 2002, and 2001:

                                                                                 2003    2002    2001
                                                                                ------  ------  ------
Unamortized balance at January 1............................................... $202.2  $235.1  $278.1
Interest accreted as 5.4%, 6.0% and 6.4% for December 31, 2003, 2002, and 2001,
  respectively.................................................................   10.2    13.2    16.3
Amortization...................................................................  (38.5)  (46.1)  (59.3)
                                                                                ------  ------  ------
Unamortized balance December 31................................................  173.9   202.2   235.1
Cumulative effect of net unrealized investment losses..........................  (45.8)  (13.4)    9.6
                                                                                ------  ------  ------
Balance at December 31......................................................... $128.1  $188.8  $244.7
                                                                                ======  ======  ======

   The estimated percentage of the December 31, 2003 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

                                   2004 12.3%
                                   2005 12.0%
                                   2006 11.6%
                                   2007 11.2%
                                   2008 10.6%

  (b) Goodwill

   Goodwill amortization was $7.0 for the year ended December 31, 2001. The accumulated amortization at December 31, 2003, 2002 and 2001 was $43.3, $43.3, and $36.3, respectively. Under SFAS 142 (effective January 1, 2002), goodwill is no longer amortized but is tested for impairment using a fair value methodology.

   As of December 31, 2003 goodwill was comprised of the following:

                                            Retirement
                                             Income &
                                            Investments Protection Total
                                            ----------- ---------- ------
      Balance at January 1, 2001...........    $58.6      $55.8    $114.4
      Amortization.........................      3.8        3.2       7.0
                                               -----      -----    ------
      Balance at December 31, 2001 and 2002    $54.8      $52.6    $107.4
                                               =====      =====    ======
      Additions............................      5.0        4.9       9.9
                                               -----      -----    ------
      Balance at December 31, 2003.........    $59.8      $57.5    $117.3
                                               =====      =====    ======

   The effects on earnings excluding such goodwill amortization from 2001 was as follows:

                                                           2001
                                                          ------
               Net income as reported.................... $123.9
                                                          ======
               Net income excluding goodwill amortization $130.9
                                                          ======

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)


(5)Reinsurance

   We are involved in both the cession and assumption of reinsurance with other companies. Our reinsurance consists primarily of long-duration contracts that are entered into with financial institutions and related party reinsurance. Although these reinsurance agreements contractually obligate the reinsurers to reimburse us, they do not discharge us from our primary liabilities and we remain liable to the extent that the reinsuring companies are unable to meet their obligations.

   In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum of individual ordinary life insurance normally retained by any one insured with an issue age up to and including 75 is $1 and for issue ages over 75 is $0.1. Certain accident and health insurance policies are reinsured on either a quota share or excess of loss basis. We also use reinsurance for guaranteed minimum death benefit ("GMDB") options on most of our variable annuity products. At December 31,2003, we had approximately 41% and 31%, respectively, of our variable annuity and life insurance net at risk exposures reinsured with one company.

   Net life insurance in force as of December 31 is summarized as follows:

                                             2003       2002       2001
                                          ---------  ---------  ---------
     Direct life insurance in force...... $26,889.2  $28,964.5  $31,199.2
     Amounts ceded to other companies....  (4,129.4)  (4,575.9)  (5,272.9)
     Amounts assumed from other companies   1,970.2    2,092.9    2,247.7
                                          ---------  ---------  ---------
     Net in force........................ $24,730.0  $26,481.5  $28,174.0
                                          =========  =========  =========
     Percentage of amount assumed to net.       8.0%       7.9%       8.0%
                                          =========  =========  =========

   The effects of reinsurance on premiums earned for the years ended December 31, 2003, 2002, and 2001 were as follows:

                                               2003    2002    2001
                                              ------  ------  ------
          Direct............................. $122.9  $117.9  $128.8
          Assumed............................    2.5     4.8     3.3
          Ceded..............................  (21.4)  (17.4)  (23.7)
                                              ------  ------  ------
          Net premiums earned................ $104.0  $105.3  $108.4
                                              ------  ------  ------
          Percentage of amount assumed to net    2.4%    4.6%    3.1%
                                              ======  ======  ======

   Due to the nature of our insurance contracts, premiums earned approximate premiums written.

   Reinsurance recoveries recognized as a reduction of benefits amounted to $77.7, $87.6, and $58.0 for the years ended December 31, 2003, 2002, and 2001, respectively.

(6)Future Annuity and Contract Benefits

  (a) Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

  (b) Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001)
                         (Dollar amounts in millions)

premiums, based on mortality, morbidity, and other assumptions which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported, and claims in the process of settlement. This estimate is based on our experience and the experience of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   The following chart summarizes the major assumptions underlying our recorded liabilities for future annuity and contract benefits:

                                                           Mortality/                  December 31,
                                                 Withdraw  Morbidity  Interest Rate -------------------
                                                Assumption Assumption  Assumption     2003      2002
                                                ---------- ---------- ------------- --------- ---------
Investment contracts...........................    N/A         N/A        N/A       $ 8,069.0 $ 8,592.0
Limited payment contracts......................    None        (a)       6.76%            6.3      30.3
Traditional life insurance contracts...........  Company              6.7% grading
                                                Experience     (b)      to 6.5%         319.6     316.6
Universal life type contracts..................    N/A         N/A        N/A         1,792.5   1,780.8
Accident and health............................  Company              7.5% grading
                                                Experience     (c)      to 4.5%          53.8      51.8
                                                                                    --------- ---------
   Total future annuity and contracts benefits.                                     $10,241.2 $10,771.5
                                                                                    ========= =========

--------
(a)Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuity Mortality Table and Company experience.
(b)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables and Company experience.
(c)The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables, and Company experience.

(7)Income Taxes

   The total provision (benefit) for income taxes for the years ended December 31, 2003, 2002, and 2001 consisted of the following components:

                                               2003   2002  2001
                                              ------  ----- -----
              Current federal income tax..... $(21.4) $19.8 $18.2
              Deferred federal income tax....   18.3   20.8  49.1
                                              ------  ----- -----
                 Subtotal-federal income tax.   (3.1)  40.6  67.3
                                              ------  ----- -----
              Current state income tax.......     --    1.3   0.8
              Deferred state income tax......     --    1.0   2.0
                                              ------  ----- -----
                 Subtotal-state income tax...     --    2.3   2.8
                                              ------  ----- -----
                     Total income tax........ $ (3.1) $42.9 $70.1
                                              ======  ===== =====

   The reconciliation of the federal statutory rate to the effective income tax rate for the years ended December 31, 2003, 2002, and 2001 is as follows:

                                                         2003   2002  2001
                                                        -----   ----  ----
    Statutory U.S. federal income tax rate.............  35.0%  35.0% 35.0%
    State income tax, net of federal income tax benefit  (0.1)   0.5   0.5
    Non-deductible goodwill amortization...............    --     --   1.2
    Dividends-received deduction....................... (53.1)  (9.1) (2.9)
    Other, net.........................................  (0.8)   0.6   1.3
                                                        -----   ----  ----
       Effective rate.................................. (19.0)% 27.0% 35.1%
                                                        =====   ====  ====

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)


   The components of the net deferred income tax liability at December 31, 2003 and 2002 are as follows:

                                                            2003   2002
                                                           ------ ------
       Assets:
          Insurance reserves amounts...................... $118.9 $146.8
          Investments.....................................    9.8     --
          Net unrealized losses on investment securities..     --    8.6
          Net unrealized losses on derivatives............    1.0     --
          Accruals........................................   21.9    3.5
          Other...........................................    0.6     --
                                                           ------ ------
              Total deferred income tax asset.............  152.2  158.9
                                                           ====== ======
       Liabilities:
          Net unrealized gains on investment securities...   47.3     --
          Investments.....................................     --    8.1
          Present value of future profits.................   39.7   43.7
          Deferred acquisition costs......................  234.6  203.6
          Other...........................................    5.3    8.4
                                                           ------ ------
              Total deferred income tax liability.........  326.9  263.8
                                                           ------ ------
                 Net deferred income tax liability........ $174.7 $104.9
                                                           ====== ======

   Based on an analysis of our tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling us to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   We paid federal and state taxes of $7.3 for the year ended December 31, 2003. For the years ended December 31, 2002 and 2001, we received refunds of $16.4 and $23.9, respectively.

   At December 31, 2003 and 2002, the deferred income tax liability was $174.7 and $104.9, respectively. At December 31, 2003 and 2002, the current income tax liability was $4.8 and $30.3, respectively.

(8)Related Party Transactions

   We pay investment advisory fees and other fees to affiliates. Amounts incurred for these items aggregated $60.7, $36.8, and $18.3 for the years ended December 31, 2003, 2002, and 2001, respectively. We charge affiliates for certain services and for the use of facilities and equipment which aggregated $55.6, $58.4, and $68.1, for the years ended December 31, 2003, 2002, and 2001, respectively.

   In May 2002, we entered into an investment management agreement with GE Asset Management Incorporated ("GEAM") under which we paid $10.5 in 2003 and $8.9 in 2002 to GEAM as compensation for the investment services.

   During 2002, we sold certain assets to an affiliate at a fair value established as if it were an arms-length, third party transaction, which resulted in a gain of $17.6.

   We pay interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GECA. We have a credit line of $500 with GNA. Interest expense under this agreement was $0.1, $0.1, and $0.6 for the years ended December 31, 2003, 2002, and 2001 respectively. We pay interest at the cost of funds of GNA Corporation, which were 1.3% and 1.95%, as of December 31, 2003 and 2002, respectively. The amounts outstanding as of December 31, 2003 and 2002 were $6.3 and $18.1, respectively, and are included with other liabilities in the Consolidated Balance Sheets.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)


(9)Litigation

   We, like other insurance companies, are subject to legal and regulatory actions in the ordinary course of our business, including class actions. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages. Given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in some of our matters could have a material adverse effect on our consolidated financial condition or results of operation.

   We were named as a defendant in a lawsuit in Georgia, McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co., related to the sale of universal life insurance policies. The complaint was filed on November 1, 2000 as a class action on behalf of all persons who purchased certain of our universal life insurance policies and alleges improper practices in connection with the sale and administration of universal life policies. The plaintiffs sought unspecified compensatory and punitive damages. On December 1, 2000, we removed the case to the U.S. District Court for the Middle District of Georgia. No class has been certified. We have vigorously denied liability with respect to the plaintiff's allegations. Nevertheless, to avoid the risks and costs associated with protracted litigation and to resolve our differences with policyholders, we agreed in principle on October 8, 2003, to settle the case on a nationwide class action basis. The settlement provides benefits to the class, and allows us to continue to serve our customers' needs undistracted by disruptions caused by litigation. The settlement documents have not been finalized, nor has any proposed settlement been submitted to the proposed class or for court approval, and a final settlement is not certain. In the third quarter of 2003, we accrued $50 million in reserves relating to this litigation, which represents our best estimate of bringing this matter to conclusion. The precise amount of payments in this matter cannot be estimated because they are dependent upon court approval of the class and related settlement, the number of individuals who ultimately will seek relief in the claim form process of any approved class settlement, the identity of such claimants and whether they are entitled to relief under the settlement terms and the nature of the relief to which they are entitled.

(10)Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the Consolidated Financial Statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents, investment securities, separate accounts, and derivative financial instruments. Other financial assets and liabilities - those not carried at fair value - are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the financial instrument.

   The bases on which we estimate fair values are as follows:

      Mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using rates at which similar loans would have been made to similar borrowers.

      Other financial instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices, and/or estimates of the cost to terminate or otherwise settle obligations.

      Borrowings. Based on market quotes or comparables.

      Investment contract benefits. Based on expected future cash flows, discounted at currently offered discount rates for immediate annuity contracts or cash surrender value for single premium deferred annuities.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)


      All other instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices, and /or estimates of the cost to terminate or otherwise settle obligations.

   The following represents the fair value of financial assets and liabilities at December 31,

                                                      2003                           2002
                                         -----------------------------  -----------------------------
                                              Assets (Liabilities)           Assets (Liabilities)
                                         -----------------------------  -----------------------------
                                         Notional  Carrying  Estimated  Notional  Carrying  Estimated
                                          Amount    Amount   Fair Value  Amount    Amount   Fair Value
                                         -------- ---------  ---------- -------- ---------  ----------
Assets:
   Mortgage loans.......................    (a)   $ 1,262.3  $ 1,309.7      (a)  $ 1,034.7  $ 1,124.7
   Other financial instruments..........    (a)         0.9        0.9      (a)        1.6        1.6
Liabilities:
   Borrowings and related instruments:
       Borrowings.......................    (a)        (6.3)      (6.3)     (a)      (18.1)     (18.1)
       Investment contract benefits.....    (a)    (8,069.0)  (8,134.4)     (a)   (8,592.0)  (8,711.1)
Other firm commitments:
   Ordinary course of business lending
     commitments........................    --           --         --    15.3          --         --
Commitments to fund limited partnerships   7.4           --         --    11.6          --         --

--------
(a)These financial instruments do not have notional amounts.

   A reconciliation of current period changes for the years ended December 31, 2003 and 2002, net of applicable income taxes in the separate component of shareholders' interest labeled "derivatives qualifying as hedges", follows:

                                                               2003   2002
                                                              -----  -----
    Net Other Comprehensive Income Balances as of January 1.. $ 2.3  $(8.1)
    Current period decreases (increases) in fair value -- net  (0.3)   9.2
    Reclassification to earnings, net........................  (1.6)   1.2
                                                              -----  -----
    Balance at December 31................................... $ 0.4  $ 2.3
                                                              =====  =====

Hedges of Future Cash Flows

   There was none and less than $.01 of ineffectiveness reported in the twelve months ended December 31, 2003 and 2002, respectively, in fair values of hedge positions. There were no amounts excluded from the measure of effectiveness in the twelve months ended December 31, 2003 and 2002 related to the hedge of future cash flows.

   The $0.4, net of taxes, recorded in shareholders' interest at December 31, 2003 is expected to be reclassified to future income, contemporaneously with and primarily offsetting changes in interest expense and interest income on floating-rate instruments. Of this amount $1.7, net of income taxes, is expected to be reclassified to earnings over the twelve-month period ending December 31, 2004. Actual amounts may vary from this amount as a result of market conditions. The amount of $(1.6) net of income taxes was reclassified to income over the twelve months ended December 31, 2003. No amounts were reclassified to income during the twelve months ended December 31, 2003 and 2002 in connection with forecasted transactions that were no longer considered probable of occurring.

Derivatives Not Designated as Hedges

   At December 31, 2003, there were no derivatives that do not qualify for hedge accounting under SFAS 133, as amended.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)


(11)Non-controlled Entities

   One of the most common forms of off-balance sheet arrangements is asset securitization. We use GE Capital sponsored and third party entities to facilitate asset securitizations. As part of this strategy, management considers the relative risks and returns of our alternatives and predominately uses GE Capital sponsored entities. Management believes these transactions could be readily executed through third party entities at insignificant incremental cost.

   The following table summarizes the current balance of assets sold to Special Purpose Entities ("SPEs") at December 31:

                                                 2003   2002
                                                ------ ------
                  Assets secured by:
                     Commercial mortgage loans. $137.1 $162.4
                     Fixed maturities..........  105.4  129.9
                     Other receivables.........  107.3  117.2
                                                ------ ------
                         Total assets.......... $349.8 $409.5
                                                ====== ======

   Each of the categories of assets shown in the table above represents portfolios of assets that are highly rated. Examples of each category include: commercial mortgage loans -- loans on diversified commercial property; fixed maturities- domestic and foreign, corporate and government securities; other receivables -- primarily policy loans.

   We evaluate the economic, liquidity and credit risk related to the above SPEs and believe that the likelihood is remote that any such arrangements could have a significant adverse effect on our operations, cash flows, or financial position. Financial support for certain SPE's is provided under credit support agreements, in which GE Financial Assurance provides limited recourse for a maximum of $119 million of credit losses in such entities. Assets with credit support are funded by demand notes that are further enhanced with support provided by GE Capital. We may record liabilities, for such guarantees based on our best estimate of probable losses. To date, no SPE has incurred a loss.

   Sales of securitized assets to SPEs result in a gain or loss amounting to the net of sales proceeds, the carrying amount of net assets sold, the fair value of servicing rights and retained interests and an allowance for losses. Sales resulted in net gains on securitizations of approximately $5.8 million, and $17 million in 2002, and 2001, respectively. There were no security transactions in 2003. The net realized gains and losses are included in net realized gains within our Consolidated Statements of Income Retained interests and recourse obligations related to such sales that are recognized in our consolidated financial statements are as follows:

                                                December 31,
                                           -----------------------
                                              2003        2002
                                           ----------- -----------
                                                 Fair        Fair
                                           Cost  Value Cost  Value
                                           ----- ----- ----- -----
              Retained interests -- assets $14.5 $15.6 $17.0 $20.9
              Servicing assets............    --    --    --    --
              Recourse liability..........    --    --    --    --
                                           ----- ----- ----- -----
                 Total.................... $14.5 $15.6 $17.0 $20.9
                                           ===== ===== ===== =====

   Retained interest. In certain securitization transactions, we retain an interest in transferred assets. Those interests take various forms and may be subject to credit prepayment and interest rate risks.

   Servicing assets. Following a securitization transaction, we retain the responsibility for servicing the receivables, and, as such, are entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There are no servicing assets nor liabilities recorded as the benefits of servicing the assets are adequate to compensate an independent servicer for its servicing responsibilities.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)


   Recourse liability. As described previously, under credit support agreements we provide recourse for credit losses in special purpose entities. We provide for expected credit losses under these agreements and such amounts approximate fair value.

(12)Restrictions on Dividends

   Insurance companies are restricted by states as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the lesser of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits or our earned surplus require formal approval from the Commonwealth of Virginia State Corporation Commission, Bureau of Insurance. Based on statutory results as of December 31, 2003, we are able to distribute $23.7 in dividends in 2004 without obtaining regulatory approval.

   We declared and paid dividends of $9.6 for each of the years ended December 31, 2003, 2002, and 2001.

(13)Supplementary Financial Data

   We file financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners ("NAIC") that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and shareholders' interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. We have no permitted accounting practices.

   For the years ended December 31, 2003, 2002, and 2001, statutory net (loss) income and statutory capital and surplus is summarized below:

                                            2003    2002    2001
                                           ------  ------  ------
             Statutory net loss........... $(28.0) $(48.8) $(20.5)
             Statutory capital and surplus $562.4  $550.7  $584.4

   The NAIC has adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with
(i) asset risk, (ii) insurance risk, (iii) interest rate risk, and (iv) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. At December 31, 2003 and 2002 we exceeded the minimum required RBC levels.

(14)Operating Segment Information

   During the fourth quarter 2003, we redefined our operating segments. Management realigned the business on a product line and market basis to intensify its focus on return on equity, optimum deployment of capital and distribution effectiveness. As a result of this change, our operations are conducted under two reporting segments corresponding to customer needs:
Retirement Income and Investments and Protection.

   Retirement Income and Investments comprised of products offered to consumers who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income during their retirement, and seek to protect against outliving their assets during retirement.

   Protection comprised of products offered to consumers to provide protection against financial hardship after the death of an insured and to protect income and assets from the adverse economic impacts of significant health care costs. See Note (1)(c) for further discussion of our principal product lines within these two segments.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)


   The following is a summary of industry segment activity for December 31, 2003, 2002, and 2001:

                                         Retirement
                                          Income &              Corporate
December 31, 2003 -- Segment Data        Investments Protection  & Other  Consolidated
---------------------------------        ----------- ---------- --------- ------------
Net investment income...................  $   402.7   $  152.5   $(17.2)   $   538.0
Net realized investment gains...........         --         --      3.9          3.9
Premiums................................       (1.7)     105.7       --        104.0
Other revenues..........................      150.8      143.8       .3        294.9
                                          ---------   --------   ------    ---------
   Total revenues.......................      551.8      402.0    (13.0)       940.8
                                          ---------   --------   ------    ---------
Interest credited, benefits, and other
  changes in policy reserves............      362.0      294.3       --        656.3
Underwriting, acquisition, and
  insurance expenses, net of deferrals..       46.4       55.3     47.3        149.0
Amortization of deferred acquisition
  costs and intangibles.................       84.9       34.0       --        118.9
                                          ---------   --------   ------    ---------
   Total benefits and expenses..........      493.3      383.6     47.3        924.2
                                          ---------   --------   ------    ---------
   Income before income taxes...........  $    58.5   $   18.4   $(60.3)   $    16.6
                                          =========   ========   ======    =========
   Provision (benefit) for income taxes.  $    14.7   $    6.5   $(24.3)   $    (3.1)
                                          =========   ========   ======    =========
   Net income (loss)....................  $    43.8   $   11.9   $(36.0)   $    19.7
                                          =========   ========   ======    =========
Total assets............................  $17,412.4   $2,758.1   $692.1    $20,862.6
                                          =========   ========   ======    =========


                                         Retirement
                                          Income &              Corporate
December 31, 2002 -- Segment Data        Investments Protection  & Other  Consolidated
---------------------------------        ----------- ---------- --------- ------------
Net investment income...................  $   457.1   $  160.5   $(17.4)   $   600.2
Net realized investment gains...........         --         --     55.3         55.3
Premiums................................        1.0      102.3      2.0        105.3
Other revenues..........................      157.3      123.7      3.6        284.6
                                          ---------   --------   ------    ---------
   Total revenues.......................      615.4      386.5     43.5      1,045.4
                                          ---------   --------   ------    ---------
Interest credited, benefits, and other
  changes in policy reserves............      392.6      247.1       .6        640.3
Underwriting, acquisition, and
  insurance expenses, net of deferrals..       37.1       57.8      4.4         99.3
Amortization of deferred acquisition
  costs and intangibles.................      113.6       30.6      2.9        147.1
                                          ---------   --------   ------    ---------
   Total benefits and expenses..........      543.3      335.5      7.9        886.7
                                          ---------   --------   ------    ---------
   Income before income taxes...........  $    72.1   $   51.0   $ 35.6    $   158.7
                                          =========   ========   ======    =========
   Provision (benefit) for income taxes.  $    26.0   $   18.1   $ (1.2)   $    42.9
                                          =========   ========   ======    =========
   Net income...........................  $    46.1   $   32.9   $ 36.8    $   115.8
                                          =========   ========   ======    =========
Total assets............................  $17,116.4   $2,777.5   $387.1    $20,281.0
                                          =========   ========   ======    =========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)


                                         Retirement
                                          Income &              Corporate
December 31, 2001 -- Segment Data        Investments Protection  & Other  Consolidated
---------------------------------        ----------- ---------- --------- ------------
Net investment income...................  $   529.8   $  168.1   $  1.0    $   698.9
Net realized investment gains...........         --         --     29.1         29.1
Premiums................................         .8      107.6       --        108.4
Other revenues..........................      167.6      125.2      5.2        298.0
                                          ---------   --------   ------    ---------
   Total revenues.......................      698.2      400.9     35.3      1,134.4
                                          ---------   --------   ------    ---------
Interest credited, benefits, and other
  changes in policy reserves............      481.4      234.7       --        716.1
Underwriting, acquisition, and
  insurance expenses, net of deferrals..       29.4       65.0     (7.1)        87.3
Amortization of deferred acquisition
  costs and intangibles.................       90.7       38.1      2.5        131.3
                                          ---------   --------   ------    ---------
   Total benefits and expenses..........      601.5      337.8     (4.6)       934.7
                                          ---------   --------   ------    ---------
   Income before income taxes and
     cumulative effect of change in
     accounting practice................  $    96.7   $   63.1   $ 39.9    $   199.7
                                          =========   ========   ======    =========
   Provision for income taxes...........  $    34.4   $   23.5   $ 12.2    $    70.1
                                          =========   ========   ======    =========
   Income before cumulative effect of
     change in accounting practice......  $    62.3   $   39.6     27.7    $   129.6
                                          =========   ========   ======    =========
   Cumulative effect of change in
     accounting practice................  $      --   $     --   $ (5.7)   $    (5.7)
                                          =========   ========   ======    =========
   Net income...........................  $    62.3   $   39.6   $ 22.0    $   123.9
                                          =========   ========   ======    =========
Total assets............................  $18,990.6   $2,802.3   $575.3    $22,368.2
                                          =========   ========   ======    =========

(15)Quarterly Financial Data (unaudited)

   Summarized quarterly financial data for the years ended December 31, 2003 and 2002 were as follows:

                                         First Quarter Second Quarter Third Quarter  Fourth Quarter
                                         ------------- -------------  -------------- -------------
                                          2003   2002   2003   2002    2003    2002   2003    2002
                                         ------ ------ ------ ------  ------  ------ ------  ------
Net investment income................... $137.9 $154.7 $137.1 $150.4  $137.9  $152.6 $125.1  $142.5
                                         ------ ------ ------ ------  ------  ------ ------  ------
Total revenues.......................... $250.9 $267.2 $227.7 $210.9  $227.1  $279.7 $235.1  $287.6
                                         ------ ------ ------ ------  ------  ------ ------  ------
Earnings (loss) before cumulative
 effect of change in accounting
 principle (1).......................... $ 24.9 $ 32.7 $  9.7 $ (0.4) $(21.9) $ 24.1 $  7.0  $ 59.4
                                         ------ ------ ------ ------  ------  ------ ------  ------
Net income (loss)....................... $ 24.9 $ 32.7 $  9.7 $ (0.4) $(21.9) $ 24.1 $  7.0  $ 59.4
                                         ------ ------ ------ ------  ------  ------ ------  ------

--------
(1)See note 1 (r) of the Consolidated Financial Statements.

                         INDEPENDENT AUDITORS' REPORT

The Board of Directors
GE Life and Annuity Assurance Company:

   Under the date of February 6, 2004, we reported on the consolidated balance sheets of GE Life and Annuity Assurance Company and subsidiary (the Company) as of December 31, 2003 and 2002, and the related consolidated statements of income, shareholders' interest and cash flows for each of the years in the three-year period ended December 31, 2003, which are included herein. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules included herein. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statement schedules based on our audits.

   In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

   As discussed in Notes 1 and 4 to the consolidated financial statements, the Company changed its method of accounting for goodwill and other intangible assets in 2002. As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments and hedging activities in 2001.

                                          /s/ KPMG LLP

Richmond, Virginia
February 6, 2004

                                                                   Schedule III
                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                      Supplemental Insurance Information
                         (Dollar amounts in millions)

                                                     Future Annuity
                                                      And Contract
                                                       Benefits &
                                                        Liability
                                          Deferred   For Policy and                   Other
                                         Acquisition    Contract       Unearned    Policyholder Premium
Segment                                     Costs        Claims        Premiums    Liabilities  Revenue
-------                                  ----------- --------------- ------------- ------------ --------
December 31, 2003:
   Retirement Income & Investments......   $817.0       $ 8,032.8       $   --        $120.2     $ (1.7)
   Protection...........................     80.0         2,251.0         24.8           2.8      105.7
   Corporate & Other....................       --              --           --            --         --
                                           ------       ---------       ------        ------     ------
       Total............................   $897.0       $10,283.8       $ 24.8        $123.0     $104.0
                                           ======       =========       ======        ======     ======
December 31, 2002:
   Retirement Income & Investments......   $756.8       $ 8,779.5       $   --        $174.8     $  1.0
   Protection...........................     86.5         2,238.6         25.5           1.3      102.3
   Corporate & Other....................    (16.1)           (6.2)          --           6.5        2.0
                                           ------       ---------       ------        ------     ------
       Total............................   $827.2       $11,011.9       $ 25.5        $182.6     $105.3
                                           ======       =========       ======        ======     ======
December 31, 2001:
   Retirement Income & Investments......                                                         $   .8
   Protection...........................                                                          107.6
   Corporate & Other....................                                                             --
                                                                                                 ------
       Total............................                                                         $108.4
                                                                                                 ======

                                                        Interest     Underwriting, Amortization
                                                       Credited &    Acquisition,  of Deferred
                                             Net      Benefits and   and Insurance Acquisition
                                         Investment   Other Changes  Expenses, net  Costs and   Premiums
Segment                                    Income    Policy Reserves of deferrals  Intangibles  Written
-------                                  ----------- --------------- ------------- ------------ --------
December 31, 2003:
   Retirement Income & Investments......   $402.7       $   362.0       $ 46.4        $ 84.9     $ (1.7)
   Protection...........................    152.5           294.3         55.3          34.0      105.4
   Corporate & Other....................    (17.2)             --         47.3            --         --
                                           ------       ---------       ------        ------     ------
       Total............................   $538.0       $   656.3       $149.0        $118.9     $103.7
                                           ======       =========       ======        ======     ======
December 31, 2002:
   Retirement Income & Investments......   $457.1       $   392.6       $ 37.1        $113.6     $  1.0
   Protection...........................    160.5           247.1         57.8          30.6      102.1
   Corporate & Other....................    (17.4)             .6          4.4           2.9        2.0
                                           ------       ---------       ------        ------     ------
       Total............................   $600.2       $   640.3       $ 99.3        $147.1     $105.1
                                           ======       =========       ======        ======     ======
December 31, 2001:
   Retirement Income & Investments......   $529.8       $   481.4       $ 29.4        $ 90.7     $   .8
   Protection...........................    168.1           234.7         65.0          38.1      106.0
   Corporate & Other....................      1.0              --         (7.1)          2.5         --
                                           ------       ---------       ------        ------     ------
       Total............................   $698.9       $   716.1       $ 87.3        $131.3     $106.8
                                           ======       =========       ======        ======     ======

Table of Contents

Statement of Additional Information





                                                                            Page
              The Company..................................................  B-3
              The Variable Account.........................................  B-4
              Additional Information About the Guarantee Account...........  B-4
              The Contracts................................................  B-4
                 Net Investment Factor.....................................  B-4
              Termination of Participation Agreement.......................  B-5
              Calculation of Performance Data..............................  B-5
                 The Subaccount............................................  B-5
                 Other Performance Data....................................  B-7
              Federal Tax Matters..........................................  B-7
                 Taxation of GE Life and Annuity Assurance Company.........  B-7
                 IRS Required Distributions................................  B-8
              General Provisions...........................................  B-8
                 Using the Contract as Collateral..........................  B-8
                 The Beneficiary...........................................  B-9
                 Non-Participating.........................................  B-9
                 Misstatement of Age or Gender.............................  B-9
                 Incontestability..........................................  B-9
                 Statement of Values.......................................  B-9
                 Trust as Owner or Beneficiary.............................  B-9
                 Written Notice............................................  B-9
              Distribution of the Contracts................................  B-9
              Legal Developments Regarding Employment-Related Benefit Plans B-10
              Regulation of GE Life and Annuity Assurance Company.......... B-10
              Experts...................................................... B-10
              Financial Statements......................................... B-11


                     GE Life and Annuity Assurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Variable Account is available free by writing us at the address below or by calling (800) 352-9910.

GE Life and Annuity Assurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Variable Account, Contract Form P1161 3/01, to:

      Name_____________________________________

      Address _________________________________
                       Street

      _________________________________________
                   City           State                  Zip

      Signature of Requestor __________________
                           Date

                    Statement of Additional Information For


        Scheduled Purchase Payment Variable Deferred Annuity Contracts

                                Form P1161 3/01

                                  Issued by:
                     GE Life and Annuity Assurance Company
                     GE Life & Annuity Separate Account 4
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: 1-800-352-9910

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated April 30, 2004, for the Scheduled Purchase Payment Variable Deferred Annuity Contract issued by GE Life and Annuity Assurance Company through its GE Life & Annuity Separate Account 4. The terms used in the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

                                 Call:     1-800-352-9910
                                 Or write: GE Life and Annuity Assurance Company
                                           6610 West Broad Street
                                           Richmond, Virginia 23230
                                 Or visit: www.gefinancialservice.com
                                 Or contact your financial representative.



The date of this Statement of Additional Information is April 30, 2004.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUSES FOR THE CONTRACT AND THE TOTAL RETURN
                      FUND OF GE INVESTMENTS FUNDS, INC.

Table of Contents

Statement of Additional Information








              The Company..................................................  B-3

              The Variable Account.........................................  B-4

              Additional Information About the Guarantee Account...........  B-4

              The Contracts................................................  B-5
                 Net Investment Factor.....................................  B-5

              Termination of Participation Agreement.......................  B-5

              Calculation of Performance Data..............................  B-6
                 The Subaccount............................................  B-6
                 Other Performance Data....................................  B-7

              Federal Tax Matters..........................................  B-7
                 Taxation of GE Life and Annuity Assurance Company.........  B-7
                 IRS Required Distributions................................  B-8

              General Provisions...........................................  B-9
                 Using the Contracts as Collateral.........................  B-9
                 The Beneficiary...........................................  B-9
                 Non-Participating.........................................  B-9
                 Misstatement of Age or Gender.............................  B-9
                 Incontestability..........................................  B-9
                 Statement of Values.......................................  B-9
                 Trust as Owner or Beneficiary.............................  B-9
                 Written Notice............................................ B-10

              Distribution of the Contracts................................ B-10

              Legal Developments Regarding Employment-Related Benefit Plans B-10

              Regulation of GE Life and Annuity Assurance Company.......... B-10

              Experts...................................................... B-11

              Financial Statements......................................... B-11

THE COMPANY           We are a stock life insurance company operating under a
                      charter granted by the Commonwealth of Virginia on March
                      21, 1871 to The Life Insurance Company of Virginia.
                      General Electric Capital Corporation ("GE Capital") acquired us from Aon Corporation on April 1, 1996. GE
                      Capital subsequently contributed us to its wholly owned subsidiary, GE Financial Assurance Holdings, Inc. ("GE
                      Financial Assurance") and ultimately the majority of the outstanding common stock to General Electric Capital
                      Assurance Company ("GECA"). As part of an internal reorganization of GE Financial Assurance's insurance subsidiaries, The Harvest Life Insurance Company
                      ("Harvest") merged into us on January 1, 1999. At this time we were renamed GE Life and Annuity Assurance
                      Company. Harvest's former parent, Federal Home Life
                      Insurance Company ("Federal"), received our common stock in exchange for its interest in Harvest.



                      We principally offer annuity contracts, guaranteed investment contracts, funding agreements, and life insurance. We do business in the District of Columbia and all states except New York. Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.





                      At December 31, 2003, all of our outstanding common stock was owned directly and indirectly by GE Financial Assurance. GE Financial Assurance acquired approximately three percent of our outstanding common stock, pursuant to a Stock Purchase Agreement, dated November 18, 2003 by and between Phoenix Life Insurance Company and GE Financial Assurance. GE Capital Assurance and Federal both indirect subsidiaries of GE Financial Assurance, own approximately eighty-five percent and twelve percent of our outstanding common stock, respectively. GE Financial Assurance is a wholly owned, direct subsidiary of GEI, Inc., which in turn is a wholly owned direct subsidiary of GE Capital, which in turn is a wholly owned subsidiary of General Electric Capital Services, Inc., which in turn is a wholly owned direct subsidiary of General Electric Company ("GE"). At December 31, 2003, all of our outstanding non-voting preferred stock was owned by Brookfield Life Assurance Company Limited ("BLAC") as a result of a contribution on November 7, 2003 of our preferred shares by GE Financial Assurance. BLAC is a wholly owned direct subsidiary of GE Financial Assurance.



                      On November 18, 2003, GE issued a press release announcing its intention to pursue an initial public offering ("IPO") of a new company named Genworth Financial, Inc. ("Genworth") that will comprise most of its life and mortgage insurance operations, including GELAAC. GE filed a registration statement with the U.S. Securities and Exchange Commission in January 2004 and expects to complete the IPO in the first half of 2004, subject to market conditions and receipt of various regulatory approvals.



                      We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Separate Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.



                      We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.


THE VARIABLE We established the GE Life & Annuity Separate Account 4 as a separate investment
ACCOUNT      account on August 19, 1987. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and
             meets the definition of a separate account under the Federal securities laws.
             Registration with the SEC does not involve supervision of the management or investment practices or policies of the Variable Account by the SEC.

ADDITIONAL   Amounts in the Guarantee Account are held in, and are part of, our General Account.
INFORMATION  The General Account consists of our assets other than those allocated to the Variable
ABOUT THE    Account and our other separate accounts. Subject to statutory authority, we have sole
GUARANTEE    discretion over the investment of assets of the General Account. The assets of the
ACCOUNT      General Account are chargeable with liabilities arising out of any business we may conduct.

THE CONTRACTS

NET INVESTMENT        The net investment factor measures investment performance
FACTOR                of the Subaccount during a Valuation Period. The net
                      investment factor of the Subaccount for a Valuation
                      Period is (a) divided by (b) minus (c) where:

                        (a) is the result of:

                            (1) the value of the assets of the Subaccount at
                                the end of the preceding Valuation Period; plus

                            (2) the investment income and capital gains,
                                realized or unrealized, credited to those assets at the end of the Valuation Period for which the net investment factor is being determined; minus

                            (3) the capital losses, realized or unrealized,
                                charged against those assets during the
                                Valuation Period; minus

                            (4) any amount charged against the Subaccount for
                                taxes; this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount; and

                        (b) is the value of the net assets of the Subaccount at
                            the end of the preceding Valuation Period; and

                        (c) is a factor for the Valuation Period representing
                            the mortality and expense risk charge and the administrative expense charge. This factor is shown in your contract.

                      We will value the Subaccount's assets at fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

TERMINATION OF        The participation agreement pursuant to which the Total
PARTICIPATION         Return Fund of GE Investments Funds, Inc. sells its
AGREEMENT             shares to the Variable Account contains a provision
                      regarding the circumstances in which the Agreement may be terminated.

                      The participation agreement with GE Investments Funds, Inc. may be terminated at the option of any party upon six months written notice to the other, unless a shorter time is agreed upon by the parties.

CALCULATION OF        From time to time, we may disclose total return and other
PERFORMANCE           performance data for the Subaccount pertaining to the
DATA                  contracts. Such performance data will be computed, or
                      accompanied by performance data computed, in accordance with the standards defined by the SEC and the NASD.

                      The calculations of total return and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of Purchase Payments and are generally based on the rules of the state in which you reside.

THE SUBACCOUNT        Total Return.  Sales literature or advertisements may
                      quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years, and 10 years, or from inception if any of those periods are not available.

                      Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

                      For periods that began before the contract was available, performance data will be based on the performance of the Portfolio adjusted for the level of the Variable Account and contract charges currently in effect for this contract. Average annual total return will be calculated using Subaccount unit values.


                      We calculate the unit value for each Valuation Period based on the performance of the Subaccount investing in the Total Return Fund of GE Investments Funds, Inc. (after deductions for the charges and expenses of the Total Return Fund, the administrative expense charge (deducted daily at an effective annual rate of 0.15% of your assets in the Variable Account), and the mortality and expense risk charge (deducted daily at an effective annual rate of 1.35% of your assets in the Variable Account, $196.80 for all the available rider options and a $10.00 billing fee).


                      Total return does not consider the deduction of any premium taxes.

                      Total return will then be calculated according to the following formula:

                         TR = (ERV/P)1/N - 1

                      where:

                         TR  =   the average annual total return for the period.

                         ERV =   the ending redeemable value (reflecting
                                 deductions as described above) of the
                                 hypothetical investment at the end of the period.

                         P   =   a hypothetical single investment of $1,000.

                         N   =   the duration of the period (in years).

                      Past performance is not a guarantee of future results.

                      The Total Return Fund of GE Investments Funds, Inc. has provided the price information used to calculate the adjusted historical performance of the Subaccount; we have not independently verified such information.

OTHER PERFORMANCE     We may disclose cumulative total return in conjunction
DATA                  with the standard format described above. The cumulative
                      total return will be calculated using the following formula:

                         CTR = (ERV/P) - 1

                      where:

                        CTR =   the cumulative total return for the period.

                        ERV =   the ending redeemable value (reflecting
                                deductions as described above) of the
                                hypothetical investment at the end of the period.

                        P   =   a hypothetical single investment of $1,000.

                      Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

FEDERAL TAX
MATTERS

TAXATION OF GE LIFE   We do not expect to incur any Federal income tax
AND ANNUITY ASSURANCE liability attributable to investment income or capital
COMPANY               gains retained as part of the reserves under the
                      contracts. (See the "Federal Tax Matters" section of the prospectus.) Based upon these expectations, no charge is being made currently to the Variable Account for Federal income taxes. We will periodically review the question of a charge to the Variable Account for Federal income taxes related to the Variable Account. Such a charge may be made in future years if we believe that we may incur
                      Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

                      We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Variable Account may be made.

IRS REQUIRED          In order to be treated as an annuity contract for Federal
DISTRIBUTIONS         income tax purposes, Section 72(s) of the Code requires
                      any Non-Qualified Contract to provide that:


                        (a) if any Owner dies on or after the Annuity
                            Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and

                        (b) if any Owner dies prior to the Annuity Commencement
                            Date, the entire interest in the contract will be distributed:

                            (1) within five years after the date of that
                                Owner's death; or

                            (2) as income payments which will begin within one
                                year of that Owner's death and which will be made over the life of the Owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

                      The "designated beneficiary" generally is the person who will be treated as the sole Owner of the contract following the death of the Owner, Joint Owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent and a Joint Owner, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any Owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an Owner for purposes of these rules.


                      Contracts issued as Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.



                      Other rules may apply to contracts issued as Qualified Contracts.


GENERAL
PROVISIONS

USING THE             A Non-Qualified Contract can be assigned as collateral
CONTRACTS AS          security. We must be notified in writing if a contract is
COLLATERAL            assigned. Any payment made before the assignment is
                      recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a Beneficiary may be affected by an assignment. The basic benefits of the contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignments.

                      A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

THE BENEFICIARY       You may select one or more primary and contingent
                      beneficiaries during your lifetime upon application and by filing a written request with our Home Office. If you do, any Death Benefit will be paid in equal shares to the survivors in the appropriate beneficiary class, unless you otherwise request.

NON-PARTICIPATING     The contract is non-participating. No dividends are
                      payable.

MISSTATEMENT OF       If an Annuitant's age or gender is misstated on the
AGE OR GENDER         contract data page, any contract benefits or proceeds, or
                      availability thereof, will be determined using the correct age and gender.

INCONTESTABILITY      We will not contest the contract except as provided in
                      any rider.

STATEMENT OF          At least once each year, we will send you a statement of
VALUES                values within 30 days after the report date. The
                      statement will show Contract Value, Purchase Payments, and charges made during the report period.

TRUST AS OWNER OR     If a trust is named as the owner or beneficiary of this
BENEFICIARY           contract and subsequently exercises ownership rights or
                      claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

WRITTEN NOTICE        Any written notice should be sent to us at our Home
                      Office at 6610 West Broad Street, Richmond, Virginia
                      23230. The contract number and the Annuitant's full name must be included.

                      We will send all notices to the Owner at the last known address on file with the Company.


DISTRIBUTION OF       The contracts which are offered continuously, are
THE CONTRACTS         distributed by Capital Brokerage Corporation, 3001 Summer
                      Street, 2nd Floor, Stamford, Connecticut 06905, an affiliate of the Company. During the fiscal years ended
                      December 31, 2003, 2002 and 2001, no underwriting commissions have been paid by the Company to Capital
                      Brokerage Corporation. Although the Company and Capital
                      Brokerage Corporation do not anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.

LEGAL                 On July 6, 1983, the Supreme Court held in Arizona
DEVELOPMENTS          Governing Committee for Tax Deferred Annuity v. Norris,
REGARDING             463 U.S. 1073 (1983), that optional annuity benefits
EMPLOYMENT-           provided under an employee's deferred compensation plan
RELATED               could not, under Title VII of the Civil Rights Act of
BENEFIT PLANS         1964, vary between men and women on the basis of gender.
                      The contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.



REGULATION OF         Besides Federal securities laws and Virginia insurance
GE LIFE AND           law, we are subject to the insurance laws and regulations
ANNUITY               of other states within which it is licensed to operate.
ASSURANCE             Generally, the Insurance Department of any other state
COMPANY               applies the laws of the state of domicile in determining
                      permissible investments. Presently, we are licensed to do business in the District of Columbia and all states, except New York.


EXPERTS The consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary (the Company) as of December 31, 2003 and 2002, and for each of the years in the three-year period ended December 31, 2003, and the financial statements of GE Life & Annuity Separate Account 4 as of December 31, 2003 and for each of the years or lesser periods in the two-year period ended December 31, 2003, have been included herein in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.





                      The report of KPMG LLP dated February 6, 2004 with respect to the consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary refers to a change in accounting for goodwill and other intangible assets in 2002 and for derivative instruments and hedging activities in 2001.



FINANCIAL             This Statement of Additional Information contains the
STATEMENTS            financial statements of GE Life & Annuity Separate
                      Account 4 as of December 31, 2003 and for each of the years or lesser periods in the two-year period ended
                      December 31, 2003. The consolidated financial statements of the Company included in the prospectus should be distinguished from the financial statements of GE Life &
                      Annuity Separate Account 4, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract. Such consolidated financial statements of the Company should not be considered as bearing on the investment performance of the assets held in Variable Account.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                             Financial Statements

                         Year ended December 31, 2003

                  (With Independent Auditors' Report Thereon)

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               Table of Contents

                               December 31, 2003

                          Page
                          ----
Independent Auditors'
  Report.................  F-1

Statements of Assets and
  Liabilities............  F-3

Statements of Operations. F-17

Statements of Changes in
  Net Assets............. F-33

Notes to Financial
  Statements............. F-63

                         Independent Auditors' Report

Contract Owners
GE Life & Annuity Separate Account 4
   and
The Board of Directors
GE Life and Annuity Assurance Company:

   We have audited the accompanying statements of assets and liabilities of GE Life & Annuity Separate Account 4 (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I Shares, AIM V.I Basic Value Fund -- Series II Shares, AIM V.I. Capital Appreciation
Fund -- Series I Shares, AIM V.I. Capital Development Fund -- Series I Shares, AIM V.I. Core Equity Fund -- Series I Shares, AIM V.I. Global Utilities
Fund --Series I Shares, AIM V.I. Government Securities Fund -- Series I Shares, AIM V.I. Growth Fund -- Series I Shares, AIM V.I. New Technology Fund -- Series I Shares, AIM V.I. Premier Equity Fund -- Series I Shares; The Alger American Fund -- Alger American Growth Portfolio -- Class O Shares, Alger American Small Capitalization Portfolio -- Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. -- Growth and Income Portfolio -- Class B, Premier Growth Portfolio -- Class B, Quasar Portfolio -- Class B, Technology
Portfolio -- Class B; American Century Variable Portfolios, Inc -- VP Income & Growth Fund -- Class I, VP Ultra Fund -- Class I; Dreyfus -- Dreyfus Investment Portfolios --Emerging Markets Portfolio -- Initial Shares, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; Eaton Vance Variable
Trust -- VT Floating -- Rate Income Fund, VT Income Fund of Boston, VT Worldwide Health Sciences Fund; Federated Insurance Series -- Federated American Leaders Fund II -- Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated International Small Company Fund II, Federated Kaufmann Fund II -- Service Shares; Fidelity Variable Insurance Products Fund (VIP) -- VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Overseas
Portfolio -- Initial Class; Fidelity Variable Insurance Products Fund II (VIP
II) -- VIP II Asset Manager/SM/ Portfolio -- Initial Class, VIP II Contrafund(R) Portfolio -- Initial Class, VIP II Contrafund(R)
Portfolio -- Service Class 2; Fidelity Variable Insurance Products Fund III (VIP III) -- VIP III Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP III Growth & Income Portfolio --Initial Class, VIP III Growth & Income Portfolio -- Service Class 2, VIP III Growth Opportunities Portfolio -- Initial Class, VIP III Mid Cap Portfolio -- Initial Class, VIP III Mid Cap
Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Value Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Small-Cap Value Equity Fund, Total Return Fund, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; Greenwich Street Series Fund --Salomon Brothers Variable Emerging Growth Fund -- Class II; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Capital Appreciation Portfolio -- Institutional Shares, Capital Appreciation Portfolio -- Service Shares, Core Equity
Portfolio -- Institutional Shares, Flexible Income Portfolio -- Institutional Shares, Global Life Sciences Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, Growth Portfolio --Institutional Shares, Growth Portfolio -- Service Shares, International Growth Portfolio -- Institutional Shares, International Growth Portfolio -- Service Shares, Mid Cap Growth Portfolio -- Institutional Shares, Mid Cap Growth Portfolio -- Service Shares, Worldwide Growth Portfolio -- Institutional Shares, Worldwide Growth
Portfolio --Service Shares; J.P. Morgan Series Trust II -- Bond Portfolio, International Opportunities Portfolio, Mid Cap Value Portfolio; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Total Return Series --Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Nations Separate Account Trust -- Nations Marsico Growth Portfolio, Nations Marsico International Opportunities Portfolio; Oppenheimer Variable Account
Funds --Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Aggressive Growth Fund/VA -- Service Shares, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares, Oppenheimer Multiple Strategies Fund/VA; PBHG Insurance Series Fund, Inc. -- PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio; PIMCO Variable Insurance
Trust -- Foreign Bond Portfolio -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government
Portfolio -- Administrative Class Shares, Total Return
Portfolio -- Administrative Class Shares; The Prudential Series Fund,
Inc. -- Jennison Portfolio -- Class II, Jennison 20/20 Focus Portfolio --

Class II, SP Jennison International Growth Portfolio -- Class II, SP Prudential U.S. Emerging Growth Portfolio -- Class II; Rydex Variable Trust -- OTC Fund; Salomon Brothers Variable Series Fund Inc -- Salomon Brothers Variable Investors Fund -- Class I, Salomon Brothers Variable All Cap Fund -- Class II, Salomon Brothers Variable Strategic Bond Fund --Class I, Salomon Brothers Variable Total Return Fund -- Class I; Scudder Variable Series II -- Scudder Technology Growth Portfolio -- Class B Shares and Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares, Emerging Growth
Portfolio -- Class II Shares) as of December 31, 2003, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two-year period then ended, and the financial highlights for each of the years or lesser periods in the three year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Life & Annuity Separate Account 4 as of December 31, 2003, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period ended then ended, and their financial highlights for each of the years or lesser periods in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia
February 18, 2004

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                     Statements of Assets and Liabilities

                               December 31, 2003

                                                                                 AIM Variable Insurance Funds
                                         --------------------------------------------------------------------------------------
                                          AIM V.I.  AIM V.I.    AIM V.I.    AIM V.I.   AIM V.I. AIM V.I.   AIM V.I.
                                         Aggressive   Basic     Capital      Capital     Core    Global   Government  AIM V.I.
                                           Growth     Value   Appreciation Development  Equity  Utilities Securities   Growth
                                          Fund --    Fund --    Fund --      Fund --   Fund --   Fund --   Fund --    Fund --
                                          Series I  Series II   Series I    Series I   Series I Series I   Series I   Series I
                                           Shares    Shares      Shares      Shares     Shares   Shares     Shares     Shares
                                         ---------- --------- ------------ ----------- -------- --------- ---------- ----------
Assets
Investments at fair market value (note
 2a):...................................   $1,125   7,588,743  22,096,954     5,140     1,399     1,753    690,945   10,934,059
Dividend receivable.....................       --          --          --        --        --        --         --           --
Receivable from affiliate (note 4b).....       --         328         828        --        --        --         --          372
Receivable for units sold...............       --      54,899       6,312        --        --        --         --        1,972
                                           ------   ---------  ----------     -----     -----     -----    -------   ----------
  Total assets..........................    1,125   7,643,970  22,104,094     5,140     1,399     1,753    690,945   10,936,403
                                           ------   ---------  ----------     -----     -----     -----    -------   ----------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................        1         318         949        --         1         1         15          470
Payable for units withdrawn.............       --          --          --         1        --        --    256,128           --
                                           ------   ---------  ----------     -----     -----     -----    -------   ----------
  Total liabilities.....................        1         318         949         1         1         1    256,143          470
                                           ------   ---------  ----------     -----     -----     -----    -------   ----------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period.....   $1,124   7,643,652  22,103,145     5,139     1,398     1,752    434,802   10,935,933
 Variable deferred annuity contract
  owners in the annuitization period....       --          --          --        --        --        --         --           --
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                           ------   ---------  ----------     -----     -----     -----    -------   ----------
  Net assets............................   $1,124   7,643,652  22,103,145     5,139     1,398     1,752    434,802   10,935,933
                                           ======   =========  ==========     =====     =====     =====    =======   ==========
Outstanding units (notes 2b, 4a, and
 5): Type I.............................       --          --          --        --        --        --         --           --
                                           ======   =========  ==========     =====     =====     =====    =======   ==========
Net asset value per unit: Type I........   $   --          --          --        --        --        --         --           --
                                           ======   =========  ==========     =====     =====     =====    =======   ==========
Outstanding units (notes 2b, 4a, and
 5): Type II............................       --          --          --        --        --        --         --           --
                                           ======   =========  ==========     =====     =====     =====    =======   ==========
Net asset value per unit: Type II.......   $   --          --          --        --        --        --         --           --
                                           ======   =========  ==========     =====     =====     =====    =======   ==========
Outstanding units (notes 2b, 4a, and
 5): Type III...........................       --     218,124     819,887        --        --        --         --      428,522
                                           ======   =========  ==========     =====     =====     =====    =======   ==========
Net asset value per unit: Type III......   $   --       12.90        7.19        --        --        --         --         5.77
                                           ======   =========  ==========     =====     =====     =====    =======   ==========
Outstanding units (notes 2b, 4a, and
 5): Type IV............................       --       9,830      73,176        --        --        --         --       45,289
                                           ======   =========  ==========     =====     =====     =====    =======   ==========
Net asset value per unit: Type IV.......   $   --       12.90        7.17        --        --        --         --         5.77
                                           ======   =========  ==========     =====     =====     =====    =======   ==========
Outstanding units (notes 2b, 4a, and
 5): Type V.............................      171          --         319       506       194       292     36,083           --
                                           ======   =========  ==========     =====     =====     =====    =======   ==========
Net asset value per unit: Type V........   $ 6.59          --        6.11     10.15      7.21      6.00      12.05           --
                                           ======   =========  ==========     =====     =====     =====    =======   ==========
Outstanding units (notes 2b, 4a, and
 5): Type VI............................       --     105,970   1,804,935        --        --        --         --    1,407,142
                                           ======   =========  ==========     =====     =====     =====    =======   ==========
Net asset value per unit: Type VI.......   $   --       12.90        5.87        --        --        --         --         4.31
                                           ======   =========  ==========     =====     =====     =====    =======   ==========
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................       --      60,892     753,640        --        --        --         --      499,360
                                           ======   =========  ==========     =====     =====     =====    =======   ==========
Net asset value per unit: Type VII......   $   --       12.89        5.83        --        --        --         --         4.28
                                           ======   =========  ==========     =====     =====     =====    =======   ==========
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................       --          --          --        --        --        --         --           --
                                           ======   =========  ==========     =====     =====     =====    =======   ==========
Net asset value per unit: Type VIII.....   $   --          --          --        --        --        --         --           --
                                           ======   =========  ==========     =====     =====     =====    =======   ==========
Outstanding units (notes 2b, 4a, and
 5): Type IX............................       --     197,609      56,467        --        --        --         --           --
                                           ======   =========  ==========     =====     =====     =====    =======   ==========
Net asset value per unit: Type IX.......   $   --       12.91       12.27        --        --        --         --           --
                                           ======   =========  ==========     =====     =====     =====    =======   ==========
Investments in securities, at cost......   $1,073   6,991,999  20,709,495     4,218     1,298     1,640    698,358   11,028,023
                                           ======   =========  ==========     =====     =====     =====    =======   ==========
Shares outstanding......................      106     715,244   1,038,391       404        67       157     56,496      737,293
                                           ======   =========  ==========     =====     =====     =====    =======   ==========

                                         ----------------------
                                          AIM V.I.   AIM V.I.
                                            New      Premier
                                         Technology   Equity
                                          Fund --    Fund --
                                          Series I   Series I
                                           Shares     Shares
                                         ---------- ----------
Assets
Investments at fair market value (note
 2a):...................................  114,351   35,773,400
Dividend receivable.....................       --           --
Receivable from affiliate (note 4b).....       --          313
Receivable for units sold...............       --       27,433
                                          -------   ----------
  Total assets..........................  114,351   35,801,146
                                          -------   ----------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................        3        1,551
Payable for units withdrawn.............       --        9,407
                                          -------   ----------
  Total liabilities.....................        3       10,958
                                          -------   ----------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period.....  114,348   35,790,188
 Variable deferred annuity contract
  owners in the annuitization period....       --           --
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                          -------   ----------
  Net assets............................  114,348   35,790,188
                                          =======   ==========
Outstanding units (notes 2b, 4a, and
 5): Type I.............................       --           --
                                          =======   ==========
Net asset value per unit: Type I........       --           --
                                          =======   ==========
Outstanding units (notes 2b, 4a, and
 5): Type II............................       --           --
                                          =======   ==========
Net asset value per unit: Type II.......       --           --
                                          =======   ==========
Outstanding units (notes 2b, 4a, and
 5): Type III...........................       --    1,650,553
                                          =======   ==========
Net asset value per unit: Type III......       --         7.36
                                          =======   ==========
Outstanding units (notes 2b, 4a, and
 5): Type IV............................       --      135,714
                                          =======   ==========
Net asset value per unit: Type IV.......       --         7.35
                                          =======   ==========
Outstanding units (notes 2b, 4a, and
 5): Type V.............................   39,843           --
                                          =======   ==========
Net asset value per unit: Type V........     2.87           --
                                          =======   ==========
Outstanding units (notes 2b, 4a, and
 5): Type VI............................       --    2,590,484
                                          =======   ==========
Net asset value per unit: Type VI.......       --         6.19
                                          =======   ==========
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................       --    1,001,733
                                          =======   ==========
Net asset value per unit: Type VII......       --         6.15
                                          =======   ==========
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................       --           --
                                          =======   ==========
Net asset value per unit: Type VIII.....       --           --
                                          =======   ==========
Outstanding units (notes 2b, 4a, and
 5): Type IX............................       --       38,071
                                          =======   ==========
Net asset value per unit: Type IX.......       --        11.79
                                          =======   ==========
Investments in securities, at cost......  114,592   37,687,370
                                          =======   ==========
Shares outstanding......................   32,486    1,768,334
                                          =======   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003


                                                                               AllianceBernstein Variable Products
                                            The Alger American Fund                     Series Fund, Inc.
                                         ----------------------------- ---------------------------------------------------
                                                        Alger American    Growth
                                         Alger American     Small          and        Premier
                                             Growth     Capitalization    Income       Growth       Quasar     Technology
                                          Portfolio --   Portfolio --  Portfolio -- Portfolio -- Portfolio -- Portfolio --
                                         Class O Shares Class O Shares    Class B      Class B      Class B      Class B
                                         -------------- -------------- ------------ ------------ ------------ ------------
Assets
Investments at fair market value (note
 2a):...................................  $153,054,696    81,687,076   165,229,259   29,675,493   8,665,419    2,792,753
Dividend receivable.....................            --            --            --           --          --           --
Receivable from affiliate (note 4b).....           617         2,203         5,071        1,272          66           43
Receivable for units sold...............        40,257        48,375       429,283        6,113       2,045       33,104
                                          ------------    ----------   -----------   ----------   ---------    ---------
  Total assets..........................   153,095,570    81,737,654   165,663,613   29,682,878   8,667,530    2,825,900
                                          ------------    ----------   -----------   ----------   ---------    ---------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................         6,143         3,262         6,995        1,273         386          119
Payable for units withdrawn.............        67,776       136,549        14,330           --     180,530      103,975
                                          ------------    ----------   -----------   ----------   ---------    ---------
  Total liabilities.....................        73,919       139,811        21,325        1,273     180,916      104,094
                                          ------------    ----------   -----------   ----------   ---------    ---------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period.....  $152,884,564    81,540,840   165,642,288   29,681,605   8,486,614    2,721,806
 Variable deferred annuity contract
  owners in the annuitization period....       137,087        57,003            --           --          --           --
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                          ------------    ----------   -----------   ----------   ---------    ---------
  Net assets............................  $153,021,651    81,597,843   165,642,288   29,681,605   8,486,614    2,721,806
                                          ============    ==========   ===========   ==========   =========    =========
Outstanding units (notes 2b, 4a, and
 5): Type I.............................       444,453       512,921       107,521           --          --           --
                                          ============    ==========   ===========   ==========   =========    =========
Net asset value per unit: Type I........  $      16.87          8.86         12.32           --          --           --
                                          ============    ==========   ===========   ==========   =========    =========
Outstanding units (notes 2b, 4a, and
 5): Type II............................     5,247,344     5,512,357       848,567           --          --           --
                                          ============    ==========   ===========   ==========   =========    =========
Net asset value per unit: Type II.......  $      16.53          8.68         12.30           --          --           --
                                          ============    ==========   ===========   ==========   =========    =========
Outstanding units (notes 2b, 4a, and
 5): Type III...........................     6,573,979     3,662,079     4,535,288    1,395,367     221,495       57,664
                                          ============    ==========   ===========   ==========   =========    =========
Net asset value per unit: Type III......  $       8.00          7.16         10.47         6.65        8.85        13.17
                                          ============    ==========   ===========   ==========   =========    =========
Outstanding units (notes 2b, 4a, and
 5): Type IV............................       817,059       430,824       564,379       80,499      87,421        3,490
                                          ============    ==========   ===========   ==========   =========    =========
Net asset value per unit: Type IV.......  $       7.58          6.93         10.45         6.64        8.84        13.17
                                          ============    ==========   ===========   ==========   =========    =========
Outstanding units (notes 2b, 4a, and
 5): Type V.............................            --            --            --           --          --           --
                                          ============    ==========   ===========   ==========   =========    =========
Net asset value per unit: Type V........  $         --            --            --           --          --           --
                                          ============    ==========   ===========   ==========   =========    =========
Outstanding units (notes 2b, 4a, and
 5): Type VI............................            --            --     6,291,612    2,454,099     594,269       61,807
                                          ============    ==========   ===========   ==========   =========    =========
Net asset value per unit: Type VI.......  $         --            --         10.56         5.40        7.29        13.18
                                          ============    ==========   ===========   ==========   =========    =========
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................            --            --     2,585,197    1,076,259     196,320       10,640
                                          ============    ==========   ===========   ==========   =========    =========
Net asset value per unit: Type VII......  $         --            --         10.49         5.36        7.24        13.50
                                          ============    ==========   ===========   ==========   =========    =========
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................            --            --            --           --          --           --
                                          ============    ==========   ===========   ==========   =========    =========
Net asset value per unit: Type VIII.....  $         --            --            --           --          --           --
                                          ============    ==========   ===========   ==========   =========    =========
Outstanding units (notes 2b, 4a, and
 5): Type IX............................            --            --       564,218       73,654          --       72,698
                                          ============    ==========   ===========   ==========   =========    =========
Net asset value per unit: Type IX.......  $         --            --         12.30        11.50          --        13.18
                                          ============    ==========   ===========   ==========   =========    =========
Investments in securities, at cost......  $194,937,285    86,920,211   149,671,272   31,329,029   7,615,748    2,612,681
                                          ============    ==========   ===========   ==========   =========    =========
Shares outstanding......................     4,597,618     4,700,062     7,642,426    1,391,256     859,665      194,617
                                          ============    ==========   ===========   ==========   =========    =========

                                              American
                                          Century Variable
                                          Portfolios, Inc.                 Dreyfus
                                         ------------------ --------------------------------------
                                                            Dreyfus Investment     The Dreyfus
                                         VP Income          Portfolios-Emerging      Socially
                                         & Growth  VP Ultra       Markets       Responsible Growth
                                          Fund --  Fund --     Portfolio --       Fund, Inc. --
                                          Class I   Class I    Initial Shares     Initial Shares
                                         --------- -------- ------------------- ------------------
Assets
Investments at fair market value (note
 2a):...................................   3,101    1,412             --            5,915,144
Dividend receivable.....................      --       --             --                   --
Receivable from affiliate (note 4b).....      --       --             --                   43
Receivable for units sold...............      --       --             --                   --
                                           -----    -----         ------            ---------
  Total assets..........................   3,101    1,412             --            5,915,187
                                           -----    -----         ------            ---------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................       1        1             --                  253
Payable for units withdrawn.............      --       --             --                   --
                                           -----    -----         ------            ---------
  Total liabilities.....................       1        1             --                  253
                                           -----    -----         ------            ---------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period.....   3,100    1,411             --            5,914,934
 Variable deferred annuity contract
  owners in the annuitization period....      --       --             --                   --
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                           -----    -----         ------            ---------
  Net assets............................   3,100    1,411             --            5,914,934
                                           =====    =====         ======            =========
Outstanding units (notes 2b, 4a, and
 5): Type I.............................      --       --             --                   --
                                           =====    =====         ======            =========
Net asset value per unit: Type I........      --       --             --                   --
                                           =====    =====         ======            =========
Outstanding units (notes 2b, 4a, and
 5): Type II............................      --       --             --                   --
                                           =====    =====         ======            =========
Net asset value per unit: Type II.......      --       --             --                   --
                                           =====    =====         ======            =========
Outstanding units (notes 2b, 4a, and
 5): Type III...........................      --       --             --               68,554
                                           =====    =====         ======            =========
Net asset value per unit: Type III......      --       --             --                 6.55
                                           =====    =====         ======            =========
Outstanding units (notes 2b, 4a, and
 5): Type IV............................      --       --             --               15,113
                                           =====    =====         ======            =========
Net asset value per unit: Type IV.......      --       --             --                 6.54
                                           =====    =====         ======            =========
Outstanding units (notes 2b, 4a, and
 5): Type V.............................      --       --             --                   --
                                           =====    =====         ======            =========
Net asset value per unit: Type V........      --       --             --                   --
                                           =====    =====         ======            =========
Outstanding units (notes 2b, 4a, and
 5): Type VI............................     247      119             --              805,524
                                           =====    =====         ======            =========
Net asset value per unit: Type VI.......   12.54    11.85             --                 5.70
                                           =====    =====         ======            =========
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................      --       --             --              137,028
                                           =====    =====         ======            =========
Net asset value per unit: Type VII......      --       --             --                 5.66
                                           =====    =====         ======            =========
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................      --       --             --                   --
                                           =====    =====         ======            =========
Net asset value per unit: Type VIII.....      --       --             --                   --
                                           =====    =====         ======            =========
Outstanding units (notes 2b, 4a, and
 5): Type IX............................      --       --             --                   --
                                           =====    =====         ======            =========
Net asset value per unit: Type IX.......      --       --             --                   --
                                           =====    =====         ======            =========
Investments in securities, at cost......   2,359    1,185             --            7,118,401
                                           =====    =====         ======            =========
Shares outstanding......................     472      154             --              248,640
                                           =====    =====         ======            =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                           Eaton Vance Variable Trust
                                         ------------------------------- ---------------------
                                                                         Federated
                                                                  VT      American
                                                         VT    Worldwide  Leaders   Federated
                                              VT       Income   Health   Fund II --  Capital
                                         Floating-Rate Fund of Sciences    Primary   Income
                                          Income Fund  Boston    Fund      Shares    Fund II
                                         ------------- ------- --------- ---------- ----------
Assets
Investments at fair market value (note
 2a):...................................  $9,594,345   23,734  6,218,467 71,184,533 26,008,555
Dividend receivable.....................      15,491       --         --         --         --
Receivable from affiliate (note 4b).....          --       --        192         --        255
Receivable for units sold...............       1,608       --    333,018         --    110,795
                                          ----------   ------  --------- ---------- ----------
  Total assets..........................   9,611,444   23,734  6,551,677 71,184,533 26,119,605
                                          ----------   ------  --------- ---------- ----------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................      15,533        2        268      2,881      1,066
Payable for units withdrawn.............      13,843       --        174    155,423      1,562
                                          ----------   ------  --------- ---------- ----------
  Total liabilities.....................      29,376        2        442    158,304      2,628
                                          ----------   ------  --------- ---------- ----------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period.....  $9,582,068   23,732  6,551,235 71,026,229 26,113,991
 Variable deferred annuity contract
  owners in the annuitization period....          --       --         --         --      2,986
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                          ----------   ------  --------- ---------- ----------
  Net assets............................  $9,582,068   23,732  6,551,235 71,026,229 26,116,977
                                          ==========   ======  ========= ========== ==========
Outstanding units (notes 2b, 4a, and
 5): Type I.............................          --       --         --    184,208    127,652
                                          ==========   ======  ========= ========== ==========
Net asset value per unit: Type I........  $       --       --         --      16.93      13.15
                                          ==========   ======  ========= ========== ==========
Outstanding units (notes 2b, 4a, and
 5): Type II............................          --       --         --  2,902,267  1,409,390
                                          ==========   ======  ========= ========== ==========
Net asset value per unit: Type II.......  $       --       --         --      16.61      12.86
                                          ==========   ======  ========= ========== ==========
Outstanding units (notes 2b, 4a, and
 5): Type III...........................     334,399       --    170,772  1,803,370    828,070
                                          ==========   ======  ========= ========== ==========
Net asset value per unit: Type III......  $    10.13       --      11.90       9.85       7.07
                                          ==========   ======  ========= ========== ==========
Outstanding units (notes 2b, 4a, and
 5): Type IV............................      50,865       --     10,439    219,699     68,122
                                          ==========   ======  ========= ========== ==========
Net asset value per unit: Type IV.......  $    10.13       --      11.89       8.82       6.74
                                          ==========   ======  ========= ========== ==========
Outstanding units (notes 2b, 4a, and
 5): Type V.............................          --       --         --         --         --
                                          ==========   ======  ========= ========== ==========
Net asset value per unit: Type V........  $       --       --         --         --         --
                                          ==========   ======  ========= ========== ==========
Outstanding units (notes 2b, 4a, and
 5): Type VI............................      76,569    2,134    158,231         --         --
                                          ==========   ======  ========= ========== ==========
Net asset value per unit: Type VI.......  $    10.11    11.12      13.32         --         --
                                          ==========   ======  ========= ========== ==========
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................     132,120       --     61,139         --         --
                                          ==========   ======  ========= ========== ==========
Net asset value per unit: Type VII......  $    10.08       --      12.81         --         --
                                          ==========   ======  ========= ========== ==========
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................          --       --         --         --         --
                                          ==========   ======  ========= ========== ==========
Net asset value per unit: Type VIII.....  $       --       --         --         --         --
                                          ==========   ======  ========= ========== ==========
Outstanding units (notes 2b, 4a, and
 5): Type IX............................     352,412       --    126,289         --         --
                                          ==========   ======  ========= ========== ==========
Net asset value per unit: Type IX.......  $    10.14       --      11.91         --         --
                                          ==========   ======  ========= ========== ==========
Investments in securities, at cost......  $9,561,704   20,969  5,994,523 68,768,648 32,062,958
                                          ==========   ======  ========= ========== ==========
Shares outstanding......................     952,765    2,093    587,757  3,726,939  3,081,582
                                          ==========   ======  ========= ========== ==========

                                          Federated Insurance Series
                                         -------------------------------------------------
                                          Federated   Federated
                                         High Income High Income   Federated   Federated
                                            Bond        Bond     International  Kaufmann
                                         Fund II --  Fund II --      Small     Fund II --
                                           Primary     Service      Company      Service
                                           Shares      Shares       Fund II      Shares
                                         ----------- ----------- ------------- ----------
Assets
Investments at fair market value (note
 2a):................................... 75,949,683  43,270,169         --     13,947,952
Dividend receivable.....................         --          --         --             --
Receivable from affiliate (note 4b).....         82       1,691         --            392
Receivable for units sold...............         --      52,673         --         53,890
                                         ----------  ----------     ------     ----------
  Total assets.......................... 75,949,765  43,324,533         --     14,002,234
                                         ----------  ----------     ------     ----------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................      3,132       1,863         --            596
Payable for units withdrawn.............     57,179         137         --        148,938
                                         ----------  ----------     ------     ----------
  Total liabilities.....................     60,311       2,000         --        149,534
                                         ----------  ----------     ------     ----------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period..... 75,818,435  43,322,533         --     13,852,700
 Variable deferred annuity contract
  owners in the annuitization period....     71,019          --         --             --
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                         ----------  ----------     ------     ----------
  Net assets............................ 75,889,454  43,322,533         --     13,852,700
                                         ==========  ==========     ======     ==========
Outstanding units (notes 2b, 4a, and
 5): Type I.............................    198,390          --         --             --
                                         ==========  ==========     ======     ==========
Net asset value per unit: Type I........      16.93          --         --             --
                                         ==========  ==========     ======     ==========
Outstanding units (notes 2b, 4a, and
 5): Type II............................  2,601,893          --         --             --
                                         ==========  ==========     ======     ==========
Net asset value per unit: Type II.......      16.55          --         --             --
                                         ==========  ==========     ======     ==========
Outstanding units (notes 2b, 4a, and
 5): Type III...........................  2,387,220   1,293,271         --        249,724
                                         ==========  ==========     ======     ==========
Net asset value per unit: Type III......      10.62       11.92         --          13.30
                                         ==========  ==========     ======     ==========
Outstanding units (notes 2b, 4a, and
 5): Type IV............................    399,719     356,817         --         41,392
                                         ==========  ==========     ======     ==========
Net asset value per unit: Type IV.......      10.30       11.90         --          13.30
                                         ==========  ==========     ======     ==========
Outstanding units (notes 2b, 4a, and
 5): Type V.............................         --          --         --             --
                                         ==========  ==========     ======     ==========
Net asset value per unit: Type V........         --          --         --             --
                                         ==========  ==========     ======     ==========
Outstanding units (notes 2b, 4a, and
 5): Type VI............................         --   1,277,996         --        342,976
                                         ==========  ==========     ======     ==========
Net asset value per unit: Type VI.......         --       11.01         --          13.31
                                         ==========  ==========     ======     ==========
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................         --     705,085         --        150,615
                                         ==========  ==========     ======     ==========
Net asset value per unit: Type VII......         --       10.93         --          13.29
                                         ==========  ==========     ======     ==========
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................         --          --         --             --
                                         ==========  ==========     ======     ==========
Net asset value per unit: Type VIII.....         --          --         --             --
                                         ==========  ==========     ======     ==========
Outstanding units (notes 2b, 4a, and
 5): Type IX............................         --     171,365         --        256,511
                                         ==========  ==========     ======     ==========
Net asset value per unit: Type IX.......         --       10.99         --          13.31
                                         ==========  ==========     ======     ==========
Investments in securities, at cost...... 72,794,188  40,454,181         --     13,299,000
                                         ==========  ==========     ======     ==========
Shares outstanding......................  9,505,592   5,429,130         --      1,223,505
                                         ==========  ==========     ======     ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003


                                                         Fidelity Variable Insurance Products
                                                                      Fund (VIP)
                                         ---------------------------------------------------------------------
                                                           VIP
                                              VIP        Equity-                       VIP
                                            Equity-       Income         VIP          Growth         VIP
                                            Income     Portfolio --     Growth     Portfolio --    Overseas
                                         Portfolio --     Service    Portfolio --     Service    Portfolio --
                                         Initial Class   Class 2     Initial Class   Class 2     Initial Class
                                         ------------- ------------ -------------- ------------ --------------
Assets
Investments at fair market value (note
 2a):................................... $449,473,521  106,330,770   273,600,087    53,482,507    68,456,717
Dividend receivable.....................           --           --            --            --            --
Receivable from affiliate (note 4b).....        2,884        4,320         8,438         2,419         1,172
Receivable for units sold...............       60,731      366,193     3,294,614       780,960        14,707
                                         ------------  -----------   -----------    ----------    ----------
  Total assets..........................  449,537,136  106,701,283   276,903,139    54,265,886    68,472,596
                                         ------------  -----------   -----------    ----------    ----------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................       17,617        4,554        10,437         2,296         2,569
Payable for units withdrawn.............      374,367        9,332         6,162            --        90,001
                                         ------------  -----------   -----------    ----------    ----------
  Total liabilities.....................      391,984       13,886        16,599         2,296        92,570
                                         ------------  -----------   -----------    ----------    ----------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period..... $449,046,571  106,687,397   276,880,922    54,263,590    68,380,026
 Variable deferred annuity contract
  owners in the annuitization period....       98,581           --         5,618            --            --
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                         ------------  -----------   -----------    ----------    ----------
  Net assets............................ $449,145,152  106,687,397   276,886,540    54,263,590    68,380,026
                                         ============  ===========   ===========    ==========    ==========
Outstanding units (notes 2b, 4a, and
 5): Type I.............................    1,721,470           --     1,306,628            --       912,602
                                         ============  ===========   ===========    ==========    ==========
Net asset value per unit: Type I........ $      46.15           --         47.96            --         23.14
                                         ============  ===========   ===========    ==========    ==========
Outstanding units (notes 2b, 4a, and
 5): Type II............................    6,335,077           --     2,970,668            --     1,385,197
                                         ============  ===========   ===========    ==========    ==========
Net asset value per unit: Type II....... $      44.37           --         46.11            --         22.24
                                         ============  ===========   ===========    ==========    ==========
Outstanding units (notes 2b, 4a, and
 5): Type III...........................    7,278,060    3,196,181     8,825,108     1,947,234     1,598,467
                                         ============  ===========   ===========    ==========    ==========
Net asset value per unit: Type III...... $      11.16        10.23          8.14          7.14          9.45
                                         ============  ===========   ===========    ==========    ==========
Outstanding units (notes 2b, 4a, and
 5): Type IV............................      757,822      396,193       687,007       352,465       150,134
                                         ============  ===========   ===========    ==========    ==========
Net asset value per unit: Type IV....... $       9.75        10.21          7.87          7.13          8.94
                                         ============  ===========   ===========    ==========    ==========
Outstanding units (notes 2b, 4a, and
 5): Type V.............................           --           --            --            --         1,015
                                         ============  ===========   ===========    ==========    ==========
Net asset value per unit: Type V........ $         --           --            --            --          7.82
                                         ============  ===========   ===========    ==========    ==========
Outstanding units (notes 2b, 4a, and
 5): Type VI............................           --    3,817,787            --     3,867,958            --
                                         ============  ===========   ===========    ==========    ==========
Net asset value per unit: Type VI....... $         --        10.77            --          6.09            --
                                         ============  ===========   ===========    ==========    ==========
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................           --    2,023,475            --     1,629,161            --
                                         ============  ===========   ===========    ==========    ==========
Net asset value per unit: Type VII...... $         --        10.70            --          6.04            --
                                         ============  ===========   ===========    ==========    ==========
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................           --           --            --            --            --
                                         ============  ===========   ===========    ==========    ==========
Net asset value per unit: Type VIII..... $         --           --            --            --            --
                                         ============  ===========   ===========    ==========    ==========
Outstanding units (notes 2b, 4a, and
 5): Type IX............................           --      570,477            --       357,532            --
                                         ============  ===========   ===========    ==========    ==========
Net asset value per unit: Type IX....... $         --        12.58            --         12.45            --
                                         ============  ===========   ===========    ==========    ==========
Investments in securities, at cost...... $415,646,694   92,623,741   314,169,996    50,326,122    56,474,731
                                         ============  ===========   ===========    ==========    ==========
Shares outstanding......................   19,390,575    4,631,131     8,814,436     1,740,967     4,391,066
                                         ============  ===========   ===========    ==========    ==========

                                           Fidelity Variable Insurance Products
                                                     Fund II (VIP II)
                                         ----------------------------------------
                                            VIP II
                                            Asset                      VIP II
                                         Manager/SM/     VIP II     Contrafund(R)
                                         Portfolio -- Contrafund(R) Portfolio --
                                            Initial   Portfolio --     Service
                                            Class     Initial Class    Class 2
                                         ------------ ------------- -------------
Assets
Investments at fair market value (note
 2a):................................... 202,929,968   345,949,089   83,345,687
Dividend receivable.....................          --            --           --
Receivable from affiliate (note 4b).....           5           441        3,469
Receivable for units sold...............          --         1,885       60,770
                                         -----------   -----------   ----------
  Total assets.......................... 202,929,973   345,951,415   83,409,926
                                         -----------   -----------   ----------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................       7,030        13,958        3,579
Payable for units withdrawn.............     130,968       139,681           --
                                         -----------   -----------   ----------
  Total liabilities.....................     137,998       153,639        3,579
                                         -----------   -----------   ----------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period..... 202,666,520   345,725,281   83,406,347
 Variable deferred annuity contract
  owners in the annuitization period....     125,455        72,495           --
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                         -----------   -----------   ----------
  Net assets............................ 202,791,975   345,797,776   83,406,347
                                         ===========   ===========   ==========
Outstanding units (notes 2b, 4a, and
 5): Type I.............................   4,663,074     1,016,015           --
                                         ===========   ===========   ==========
Net asset value per unit: Type I........       29.02         29.44           --
                                         ===========   ===========   ==========
Outstanding units (notes 2b, 4a, and
 5): Type II............................   1,776,001     7,362,788           --
                                         ===========   ===========   ==========
Net asset value per unit: Type II.......       28.00         28.78           --
                                         ===========   ===========   ==========
Outstanding units (notes 2b, 4a, and
 5): Type III...........................   1,637,889     8,827,250    2,535,093
                                         ===========   ===========   ==========
Net asset value per unit: Type III......       10.07         10.54         9.97
                                         ===========   ===========   ==========
Outstanding units (notes 2b, 4a, and
 5): Type IV............................     126,958     1,083,766      337,586
                                         ===========   ===========   ==========
Net asset value per unit: Type IV.......        9.83         10.10         9.95
                                         ===========   ===========   ==========
Outstanding units (notes 2b, 4a, and
 5): Type V.............................          --            --           --
                                         ===========   ===========   ==========
Net asset value per unit: Type V........          --            --           --
                                         ===========   ===========   ==========
Outstanding units (notes 2b, 4a, and
 5): Type VI............................          --            --    3,764,847
                                         ===========   ===========   ==========
Net asset value per unit: Type VI.......          --            --         9.09
                                         ===========   ===========   ==========
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................          --            --    1,707,386
                                         ===========   ===========   ==========
Net asset value per unit: Type VII......          --            --         9.03
                                         ===========   ===========   ==========
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................          --            --           --
                                         ===========   ===========   ==========
Net asset value per unit: Type VIII.....          --            --           --
                                         ===========   ===========   ==========
Outstanding units (notes 2b, 4a, and
 5): Type IX............................          --            --      413,897
                                         ===========   ===========   ==========
Net asset value per unit: Type IX.......          --            --        12.40
                                         ===========   ===========   ==========
Investments in securities, at cost...... 209,905,550   319,611,968   71,957,164
                                         ===========   ===========   ==========
Shares outstanding......................  14,033,884    14,956,727    3,634,788
                                         ===========   ===========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003


                                                           Fidelity Variable Insurance Products Fund III (VIP III)
                                         ---------------------------------------------------------------------------
                                             VIP III        VIP III         VIP III        VIP III
                                         Dynamic Capital    Growth &       Growth &        Growth      VIP III Mid
                                          Appreciation       Income         Income      Opportunities      Cap
                                          Portfolio --    Portfolio --   Portfolio --   Portfolio --   Portfolio --
                                         Service Class 2  Initial Class Service Class 2 Initial Class  Initial Class
                                         --------------- -------------- --------------- ------------- --------------
Assets
Investments at fair market value (note
 2a):...................................    $225,210      104,953,319     28,768,662     36,230,929       61,276
Dividend receivable.....................          --               --             --             --           --
Receivable from affiliate (note 4b).....           2            4,330            760            106           --
Receivable for units sold...............       1,998           69,198         68,147             --           --
                                            --------      -----------     ----------     ----------       ------
  Total assets..........................     227,210      105,026,847     28,837,569     36,231,035       61,276
                                            --------      -----------     ----------     ----------       ------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................          11            4,181          1,240          1,454           --
Payable for units withdrawn.............          --               --         19,936          7,606           --
                                            --------      -----------     ----------     ----------       ------
  Total liabilities.....................          11            4,181         21,176          9,060           --
                                            --------      -----------     ----------     ----------       ------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period.....    $227,199      105,016,603     28,816,393     36,221,975       61,276
 Variable deferred annuity contract
  owners in the annuitization period....          --            6,063             --             --           --
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                            --------      -----------     ----------     ----------       ------
  Net assets............................    $227,199      105,022,666     28,816,393     36,221,975       61,276
                                            ========      ===========     ==========     ==========       ======
Outstanding units (notes 2b, 4a, and
 5): Type I.............................          --          249,001             --        143,320           --
                                            ========      ===========     ==========     ==========       ======
Net asset value per unit: Type I........    $     --            14.84             --          10.74           --
                                            ========      ===========     ==========     ==========       ======
Outstanding units (notes 2b, 4a, and
 5): Type II............................          --        4,271,595             --      2,224,127           --
                                            ========      ===========     ==========     ==========       ======
Net asset value per unit: Type II.......    $     --            14.59             --          10.56           --
                                            ========      ===========     ==========     ==========       ======
Outstanding units (notes 2b, 4a, and
 5): Type III...........................       5,629        3,790,517      1,025,539      1,415,124           --
                                            ========      ===========     ==========     ==========       ======
Net asset value per unit: Type III......    $  11.84             9.12           8.93           7.01           --
                                            ========      ===========     ==========     ==========       ======
Outstanding units (notes 2b, 4a, and
 5): Type IV............................          --          515,611         83,729        190,777           --
                                            ========      ===========     ==========     ==========       ======
Net asset value per unit: Type IV.......    $     --             8.54           8.92           6.68           --
                                            ========      ===========     ==========     ==========       ======
Outstanding units (notes 2b, 4a, and
 5): Type V.............................          --            3,518             --            201        4,695
                                            ========      ===========     ==========     ==========       ======
Net asset value per unit: Type V........    $     --             9.12             --           7.54        13.05
                                            ========      ===========     ==========     ==========       ======
Outstanding units (notes 2b, 4a, and
 5): Type VI............................       2,147               --      1,296,093             --           --
                                            ========      ===========     ==========     ==========       ======
Net asset value per unit: Type VI.......    $  11.84               --           8.73             --           --
                                            ========      ===========     ==========     ==========       ======
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................       1,184               --        661,374             --           --
                                            ========      ===========     ==========     ==========       ======
Net asset value per unit: Type VII......    $  11.82               --           8.66             --           --
                                            ========      ===========     ==========     ==========       ======
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................          --               --             --             --           --
                                            ========      ===========     ==========     ==========       ======
Net asset value per unit: Type VIII.....    $     --               --             --             --           --
                                            ========      ===========     ==========     ==========       ======
Outstanding units (notes 2b, 4a, and
 5): Type IX............................      10,231               --        163,238             --           --
                                            ========      ===========     ==========     ==========       ======
Net asset value per unit: Type IX.......    $  11.84               --          11.45             --           --
                                            ========      ===========     ==========     ==========       ======
Investments in securities, at cost......    $212,197      107,694,267     26,583,997     40,433,195       47,968
                                            ========      ===========     ==========     ==========       ======
Shares outstanding......................      32,081        7,915,032      2,197,759      2,404,176        2,536
                                            ========      ===========     ==========     ==========       ======

                                                          Franklin Templeton Variable
                                                           Insurance Products Trust
                                         ---------------------------------------------
                                                           Templeton      Templeton
                                           VIP III Mid      Foreign      Global Asset
                                               Cap         Securities     Allocation
                                          Portfolio --      Fund --        Fund --
                                         Service Class 2 Class 2 Shares Class 2 Shares
                                         --------------- -------------- --------------
Assets
Investments at fair market value (note
 2a):...................................   124,676,054       15,490             --
Dividend receivable.....................            --           --             --
Receivable from affiliate (note 4b).....         4,422           --             --
Receivable for units sold...............       595,880           --             --
                                           -----------       ------         ------
  Total assets..........................   125,276,356       15,490             --
                                           -----------       ------         ------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................         5,311           --             --
Payable for units withdrawn.............       257,080           --             --
                                           -----------       ------         ------
  Total liabilities.....................       262,391           --             --
                                           -----------       ------         ------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period.....   125,013,965       15,490             --
 Variable deferred annuity contract
  owners in the annuitization period....            --           --             --
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                           -----------       ------         ------
  Net assets............................   125,013,965       15,490             --
                                           ===========       ======         ======
Outstanding units (notes 2b, 4a, and
 5): Type I.............................        82,073           --             --
                                           ===========       ======         ======
Net asset value per unit: Type I........         13.96           --             --
                                           ===========       ======         ======
Outstanding units (notes 2b, 4a, and
 5): Type II............................       623,817           --             --
                                           ===========       ======         ======
Net asset value per unit: Type II.......         13.94           --             --
                                           ===========       ======         ======
Outstanding units (notes 2b, 4a, and
 5): Type III...........................     2,639,981           --             --
                                           ===========       ======         ======
Net asset value per unit: Type III......         12.38           --             --
                                           ===========       ======         ======
Outstanding units (notes 2b, 4a, and
 5): Type IV............................       345,059           --             --
                                           ===========       ======         ======
Net asset value per unit: Type IV.......         12.36           --             --
                                           ===========       ======         ======
Outstanding units (notes 2b, 4a, and
 5): Type V.............................            --           --             --
                                           ===========       ======         ======
Net asset value per unit: Type V........            --           --             --
                                           ===========       ======         ======
Outstanding units (notes 2b, 4a, and
 5): Type VI............................     4,191,431        1,243             --
                                           ===========       ======         ======
Net asset value per unit: Type VI.......         12.28        12.46             --
                                           ===========       ======         ======
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................     1,539,654           --             --
                                           ===========       ======         ======
Net asset value per unit: Type VII......         12.19           --             --
                                           ===========       ======         ======
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................            --           --             --
                                           ===========       ======         ======
Net asset value per unit: Type VIII.....            --           --             --
                                           ===========       ======         ======
Outstanding units (notes 2b, 4a, and
 5): Type IX............................       573,236           --             --
                                           ===========       ======         ======
Net asset value per unit: Type IX.......         13.93           --             --
                                           ===========       ======         ======
Investments in securities, at cost......   102,320,847       11,105             --
                                           ===========       ======         ======
Shares outstanding......................     5,201,337        1,266             --
                                           ===========       ======         ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003


                                                                                       GE Investments Funds, Inc.
                                         ------------------------------------------------------------------------------------

                                                                                 Mid-Cap                 Premier      Real
                                           Global                                 Value      Money       Growth      Estate
                                           Income      Income    International   Equity      Market      Equity    Securities
                                            Fund        Fund      Equity Fund     Fund        Fund        Fund        Fund
                                         ----------- ----------- ------------- ----------- ----------- ----------- ----------
Assets
Investments at fair market value (note
 2a):................................... $16,511,905 157,664,871  36,166,686   213,693,889 362,948,052 132,771,746 93,198,944
Dividend receivable.....................          --          --          --            --     208,217          --         --
Receivable from affiliate (note 4b).....          61         840           2           745          --         785        313
Receivable for units sold...............      38,783       6,475          69        51,059     736,354     251,308     38,468
                                         ----------- -----------  ----------   ----------- ----------- ----------- ----------
  Total assets..........................  16,550,749 157,672,186  36,166,757   213,745,693 363,892,623 133,023,839 93,237,725
                                         ----------- -----------  ----------   ----------- ----------- ----------- ----------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................         359       6,575         929         8,964     222,651       5,643      3,798
Payable for units withdrawn.............      12,143     328,031     295,324       798,669     705,261     588,340    158,266
                                         ----------- -----------  ----------   ----------- ----------- ----------- ----------
  Total liabilities.....................      12,502     334,606     296,253       807,633     927,912     593,983    162,064
                                         ----------- -----------  ----------   ----------- ----------- ----------- ----------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period..... $ 9,643,142 157,337,580  21,691,751   212,897,805 362,933,492 132,202,755 93,075,661
 Variable deferred annuity contract
  owners in the annuitization period....          --          --          --        40,255      31,219     227,101         --
 GE Life and Annuity Assurance Company
  (note 4d).............................   6,895,105              14,178,753
                                         ----------- -----------  ----------   ----------- ----------- ----------- ----------
  Net assets............................ $16,538,247 157,337,580  35,870,504   212,938,060 362,964,711 132,429,856 93,075,661
                                         =========== ===========  ==========   =========== =========== =========== ==========
Outstanding units (notes 2b, 4a, and
 5): Type I.............................     113,030     804,637      76,892       341,811   1,193,188     284,977    200,954
                                         =========== ===========  ==========   =========== =========== =========== ==========
Net asset value per unit: Type I........ $     12.77       13.46       12.98         19.12       17.21        9.85      28.42
                                         =========== ===========  ==========   =========== =========== =========== ==========
Outstanding units (notes 2b, 4a, and
 5): Type II............................     653,367   4,841,528     966,614     3,645,855   7,774,666   2,935,628  1,816,995
                                         =========== ===========  ==========   =========== =========== =========== ==========
Net asset value per unit: Type II....... $     12.55       13.26       12.76         18.80       16.55        9.73      27.82
                                         =========== ===========  ==========   =========== =========== =========== ==========
Outstanding units (notes 2b, 4a, and
 5): Type III...........................          --   4,344,698     859,060     5,619,701  11,477,000   5,595,417  1,482,565
                                         =========== ===========  ==========   =========== =========== =========== ==========
Net asset value per unit: Type III...... $        --       12.35        8.42         13.07       10.95        9.67      18.82
                                         =========== ===========  ==========   =========== =========== =========== ==========
Outstanding units (notes 2b, 4a, and
 5): Type IV............................          --     529,614     136,373       582,397   2,170,916     727,014    160,984
                                         =========== ===========  ==========   =========== =========== =========== ==========
Net asset value per unit: Type IV....... $        --       12.43        8.25         11.35       10.83        9.64      17.19
                                         =========== ===========  ==========   =========== =========== =========== ==========
Outstanding units (notes 2b, 4a, and
 5): Type V.............................          --       3,144         185         2,726   2,313,412       1,089      7,434
                                         =========== ===========  ==========   =========== =========== =========== ==========
Net asset value per unit: Type V........ $        --       12.63        7.19         12.45        1.06        8.78      15.74
                                         =========== ===========  ==========   =========== =========== =========== ==========
Outstanding units (notes 2b, 4a, and
 5): Type VI............................          --     966,837          --     3,087,251   3,852,162   2,898,879    213,635
                                         =========== ===========  ==========   =========== =========== =========== ==========
Net asset value per unit: Type VI....... $        --       10.86          --         12.34       10.41        8.36      12.49
                                         =========== ===========  ==========   =========== =========== =========== ==========
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................          --     693,037          --     1,248,595   1,519,238   1,138,946     75,216
                                         =========== ===========  ==========   =========== =========== =========== ==========
Net asset value per unit: Type VII...... $        --       10.82          --         12.26       10.33        8.30      12.47
                                         =========== ===========  ==========   =========== =========== =========== ==========
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................          --          --          --            --          --          --         --
                                         =========== ===========  ==========   =========== =========== =========== ==========
Net asset value per unit: Type VIII..... $        --          --          --            --          --          --         --
                                         =========== ===========  ==========   =========== =========== =========== ==========
Outstanding units (notes 2b, 4a, and
 5): Type IX............................          --     401,810          --       338,175     635,992     515,742    194,020
                                         =========== ===========  ==========   =========== =========== =========== ==========
Net asset value per unit: Type IX....... $        --       10.03          --         12.90        9.95       12.11      12.49
                                         =========== ===========  ==========   =========== =========== =========== ==========
Investments in securities, at cost...... $15,566,282 162,784,490  35,960,044   189,348,600 362,948,052 120,356,516 87,788,733
                                         =========== ===========  ==========   =========== =========== =========== ==========
Shares outstanding......................   1,413,691  12,503,162   4,244,916    12,225,051 362,948,052   1,884,356  5,557,480
                                         =========== ===========  ==========   =========== =========== =========== ==========

                                         -----------------------------------
                                                       Small-
                                                        Cap
                                                       Value      Total
                                         S&P 500(R)    Equity     Return
                                         Index Fund     Fund       Fund
                                         ----------- ---------- -----------
Assets
Investments at fair market value (note
 2a):................................... 551,777,679 78,287,931 219,056,736
Dividend receivable.....................          --         --          --
Receivable from affiliate (note 4b).....      19,714        256       8,731
Receivable for units sold...............   1,319,204      4,554     225,272
                                         ----------- ---------- -----------
  Total assets.......................... 553,116,597 78,292,741 219,290,739
                                         ----------- ---------- -----------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................      22,651      3,405       8,823
Payable for units withdrawn.............      35,166  2,808,012          --
                                         ----------- ---------- -----------
  Total liabilities.....................      57,817  2,811,417       8,823
                                         ----------- ---------- -----------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period..... 552,965,034 75,481,324 219,275,732
 Variable deferred annuity contract
  owners in the annuitization period....      93,746         --       6,184
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                         ----------- ---------- -----------
  Net assets............................ 553,058,780 75,481,324 219,281,916
                                         =========== ========== ===========
Outstanding units (notes 2b, 4a, and
 5): Type I.............................     443,753     26,902     276,101
                                         =========== ========== ===========
Net asset value per unit: Type I........       45.25      12.85       39.84
                                         =========== ========== ===========
Outstanding units (notes 2b, 4a, and
 5): Type II............................   6,001,268    250,698   1,851,000
                                         =========== ========== ===========
Net asset value per unit: Type II.......       43.51      12.83       38.30
                                         =========== ========== ===========
Outstanding units (notes 2b, 4a, and
 5): Type III...........................  17,702,513  1,737,620   4,468,512
                                         =========== ========== ===========
Net asset value per unit: Type III......        8.61      12.50       11.43
                                         =========== ========== ===========
Outstanding units (notes 2b, 4a, and
 5): Type IV............................   2,033,863    205,028     499,190
                                         =========== ========== ===========
Net asset value per unit: Type IV.......        8.02      12.48       10.95
                                         =========== ========== ===========
Outstanding units (notes 2b, 4a, and
 5): Type V.............................      20,532         --       5,419
                                         =========== ========== ===========
Net asset value per unit: Type V........        7.85         --       10.58
                                         =========== ========== ===========
Outstanding units (notes 2b, 4a, and
 5): Type VI............................   8,649,924  2,484,150     614,846
                                         =========== ========== ===========
Net asset value per unit: Type VI.......        7.55      12.77       10.90
                                         =========== ========== ===========
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................   3,607,380    917,681     492,594
                                         =========== ========== ===========
Net asset value per unit: Type VII......        7.50      12.68       11.42
                                         =========== ========== ===========
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................          --         --   4,540,351
                                         =========== ========== ===========
Net asset value per unit: Type VIII.....          --         --       10.90
                                         =========== ========== ===========
Outstanding units (notes 2b, 4a, and
 5): Type IX............................     873,981    333,700   1,658,489
                                         =========== ========== ===========
Net asset value per unit: Type IX.......       12.14      12.83       11.44
                                         =========== ========== ===========
Investments in securities, at cost...... 559,759,339 68,865,771 208,545,533
                                         =========== ========== ===========
Shares outstanding......................  26,902,861  6,145,049  14,516,682
                                         =========== ========== ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003


                                          GE Investments Funds,   Goldman Sachs Variable   Greenwich Street
                                            Inc. (continued)          Insurance Trust         Series Fund
                                         ----------------------- ------------------------- -----------------
                                                                                 Goldman   Salomon Brothers
                                                        Value    Goldman Sachs  Sachs Mid  Variable Emerging
                                         U.S. Equity    Equity    Growth and    Cap Value   Growth Fund --
                                            Fund         Fund     Income Fund     Fund         Class II
                                         ------------ ---------- ------------- ----------- -----------------
Assets
Investments at fair market value (note
 2a):................................... $106,940,807 27,912,132  22,303,332   158,052,230     2,320,580
Dividend receivable.....................           --         --          --            --            --
Receivable from affiliate (note 4b).....          157        385         424         2,822            75
Receivable for units sold...............       10,527      5,822       1,561         5,849         9,362
                                         ------------ ----------  ----------   -----------     ---------
  Total assets..........................  106,951,491 27,918,339  22,305,317   158,060,901     2,330,017
                                         ------------ ----------  ----------   -----------     ---------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................        4,482      1,261         908         6,354            98
Payable for units withdrawn.............    3,537,413     13,548          43        14,288            --
                                         ------------ ----------  ----------   -----------     ---------
  Total liabilities.....................    3,541,895     14,809         951        20,642            98
                                         ------------ ----------  ----------   -----------     ---------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period..... $103,281,507 27,903,530  22,304,366   158,040,259     2,329,919
 Variable deferred annuity contract
  owners in the annuitization period....      128,089         --          --            --            --
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                         ------------ ----------  ----------   -----------     ---------
  Net assets............................ $103,409,596 27,903,530  22,304,366   158,040,259     2,329,919
                                         ============ ==========  ==========   ===========     =========
Outstanding units (notes 2b, 4a, and
 5): Type I.............................      116,718         --      84,780       716,957            --
                                         ============ ==========  ==========   ===========     =========
Net asset value per unit: Type I........ $      10.91         --        8.40         14.40            --
                                         ============ ==========  ==========   ===========     =========
Outstanding units (notes 2b, 4a, and
 5): Type II............................    2,790,129         --   1,361,960     5,480,927            --
                                         ============ ==========  ==========   ===========     =========
Net asset value per unit: Type II....... $      10.76         --        8.28         14.19            --
                                         ============ ==========  ==========   ===========     =========
Outstanding units (notes 2b, 4a, and
 5): Type III...........................    3,883,332    781,657     981,533     3,787,195        43,030
                                         ============ ==========  ==========   ===========     =========
Net asset value per unit: Type III...... $       9.83       9.10        9.34         16.91         12.57
                                         ============ ==========  ==========   ===========     =========
Outstanding units (notes 2b, 4a, and
 5): Type IV............................      342,666    250,640     134,861       393,875         5,942
                                         ============ ==========  ==========   ===========     =========
Net asset value per unit: Type IV....... $       8.96       9.08        8.51         14.98         12.56
                                         ============ ==========  ==========   ===========     =========
Outstanding units (notes 2b, 4a, and
 5): Type V.............................        5,542         --          --            --            --
                                         ============ ==========  ==========   ===========     =========
Net asset value per unit: Type V........ $       8.86         --          --            --            --
                                         ============ ==========  ==========   ===========     =========
Outstanding units (notes 2b, 4a, and
 5): Type VI............................    2,081,073  1,290,905          --            --        76,470
                                         ============ ==========  ==========   ===========     =========
Net asset value per unit: Type VI....... $       8.57       8.86          --            --         12.57
                                         ============ ==========  ==========   ===========     =========
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................    1,186,382    629,017          --            --        17,895
                                         ============ ==========  ==========   ===========     =========
Net asset value per unit: Type VII...... $       8.51       8.79          --            --         12.55
                                         ============ ==========  ==========   ===========     =========
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................           --         --          --            --            --
                                         ============ ==========  ==========   ===========     =========
Net asset value per unit: Type VIII..... $         --         --          --            --            --
                                         ============ ==========  ==========   ===========     =========
Outstanding units (notes 2b, 4a, and
 5): Type IX............................      246,040    130,426          --            --        42,051
                                         ============ ==========  ==========   ===========     =========
Net asset value per unit: Type IX....... $      11.75      11.87          --            --         12.57
                                         ============ ==========  ==========   ===========     =========
Investments in securities, at cost...... $103,131,837 25,267,336  20,419,270   139,381,062     2,149,878
                                         ============ ==========  ==========   ===========     =========
Shares outstanding......................    3,397,103  3,094,471   2,230,333    11,821,408       119,927
                                         ============ ==========  ==========   ===========     =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003


                                                                                            Janus Aspen Series
                                         ---------------------------------------------------------------------------------
                                                                       Capital      Capital                    Flexible
                                           Balanced      Balanced   Appreciation  Appreciation  Core Equity     Income
                                         Portfolio --  Portfolio -- Portfolio --  Portfolio -- Portfolio --  Portfolio --
                                         Institutional    Service   Institutional   Service    Institutional Institutional
                                            Shares        Shares       Shares        Shares       Shares        Shares
                                         ------------- ------------ ------------- ------------ ------------- -------------
Assets
Investments at fair market value (note
 2a):................................... $402,409,506  118,592,960   158,085,526   21,968,767      2,954      76,505,790
Dividend receivable.....................           --           --            --           --         --              --
Receivable from affiliate (note 4b).....          753        1,437         3,219          800         --             258
Receivable for units sold...............          415       70,513        91,809          598         --             473
                                         ------------  -----------   -----------   ----------      -----      ----------
  Total assets..........................  402,410,674  118,664,910   158,180,554   21,970,165      2,954      76,506,521
                                         ------------  -----------   -----------   ----------      -----      ----------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................       15,991        5,374         6,424          935          1           3,010
Payable for units withdrawn.............      520,068      652,307        28,064       33,328         --          72,617
                                         ------------  -----------   -----------   ----------      -----      ----------
  Total liabilities.....................      536,059      657,681        34,488       34,263          1          75,627
                                         ------------  -----------   -----------   ----------      -----      ----------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period..... $401,866,658  118,007,229   157,916,490   21,935,902      2,953      76,430,894
 Variable deferred annuity contract
  owners in the annuitization period....        7,957           --       229,576           --         --              --
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                         ------------  -----------   -----------   ----------      -----      ----------
  Net assets............................ $401,874,615  118,007,229   158,146,066   21,935,902      2,953      76,430,894
                                         ============  ===========   ===========   ==========      =====      ==========
Outstanding units (notes 2b, 4a, and
 5): Type I.............................    1,192,768           --       349,420           --         --         273,089
                                         ============  ===========   ===========   ==========      =====      ==========
Net asset value per unit: Type I........ $      23.26           --         20.12           --         --           17.42
                                         ============  ===========   ===========   ==========      =====      ==========
Outstanding units (notes 2b, 4a, and
 5): Type II............................   10,944,920           --     4,023,535           --         --       2,837,246
                                         ============  ===========   ===========   ==========      =====      ==========
Net asset value per unit: Type II....... $      22.78           --         19.78           --         --           17.06
                                         ============  ===========   ===========   ==========      =====      ==========
Outstanding units (notes 2b, 4a, and
 5): Type III...........................   10,392,686    2,863,634     7,203,025      756,481         --       1,676,494
                                         ============  ===========   ===========   ==========      =====      ==========
Net asset value per unit: Type III...... $      11.14         9.85          9.22         7.63         --           12.60
                                         ============  ===========   ===========   ==========      =====      ==========
Outstanding units (notes 2b, 4a, and
 5): Type IV............................      856,023      294,903       633,901       82,050         --         138,865
                                         ============  ===========   ===========   ==========      =====      ==========
Net asset value per unit: Type IV....... $      10.55         9.83          8.07         7.62         --           12.50
                                         ============  ===========   ===========   ==========      =====      ==========
Outstanding units (notes 2b, 4a, and
 5): Type V.............................           --           --           410           --        360          31,881
                                         ============  ===========   ===========   ==========      =====      ==========
Net asset value per unit: Type V........ $         --           --          6.68           --       8.20           12.88
                                         ============  ===========   ===========   ==========      =====      ==========
Outstanding units (notes 2b, 4a, and
 5): Type VI............................           --    6,256,244            --    1,782,763         --              --
                                         ============  ===========   ===========   ==========      =====      ==========
Net asset value per unit: Type VI....... $         --         9.28            --         6.38         --              --
                                         ============  ===========   ===========   ==========      =====      ==========
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................           --    2,748,253            --      537,768         --              --
                                         ============  ===========   ===========   ==========      =====      ==========
Net asset value per unit: Type VII...... $         --         9.21            --         6.33         --              --
                                         ============  ===========   ===========   ==========      =====      ==========
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................           --           --            --           --         --              --
                                         ============  ===========   ===========   ==========      =====      ==========
Net asset value per unit: Type VIII..... $         --           --            --           --         --              --
                                         ============  ===========   ===========   ==========      =====      ==========
Outstanding units (notes 2b, 4a, and
 5): Type IX............................           --      323,459            --       65,234         --              --
                                         ============  ===========   ===========   ==========      =====      ==========
Net asset value per unit: Type IX....... $         --        10.92            --        11.66         --              --
                                         ============  ===========   ===========   ==========      =====      ==========
Investments in securities, at cost...... $407,312,871  112,629,743   185,308,724   21,634,809      2,870      76,198,997
                                         ============  ===========   ===========   ==========      =====      ==========
Shares outstanding......................   17,511,293    4,978,714     7,585,678    1,062,319        182       6,125,363
                                         ============  ===========   ===========   ==========      =====      ==========

                                         ----------------------------------------
                                         Global Life     Global
                                           Sciences    Technology     Growth
                                         Portfolio -- Portfolio -- Portfolio --
                                           Service      Service    Institutional
                                            Shares       Shares       Shares
                                         ------------ ------------ -------------
Assets
Investments at fair market value (note
 2a):...................................  15,379,978   19,167,648   243,909,070
Dividend receivable.....................          --           --            --
Receivable from affiliate (note 4b).....         137          778            68
Receivable for units sold...............          98    3,706,591            --
                                          ----------   ----------   -----------
  Total assets..........................  15,380,213   22,875,017   243,909,138
                                          ----------   ----------   -----------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................         637          782         9,605
Payable for units withdrawn.............      36,027           --       195,073
                                          ----------   ----------   -----------
  Total liabilities.....................      36,664          782       204,678
                                          ----------   ----------   -----------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period.....  15,343,549   22,870,914   243,661,352
 Variable deferred annuity contract
  owners in the annuitization period....          --        3,321        43,108
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                          ----------   ----------   -----------
  Net assets............................  15,343,549   22,874,235   243,704,460
                                          ==========   ==========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type I.............................      43,987      410,355     1,298,348
                                          ==========   ==========   ===========
Net asset value per unit: Type I........        8.18         3.57         21.73
                                          ==========   ==========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type II............................     536,136    1,576,779     6,553,434
                                          ==========   ==========   ===========
Net asset value per unit: Type II.......        8.11         3.54         21.17
                                          ==========   ==========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type III...........................     717,420    2,684,043     8,857,926
                                          ==========   ==========   ===========
Net asset value per unit: Type III......        8.06         3.52          7.87
                                          ==========   ==========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type IV............................      58,090      266,513       944,140
                                          ==========   ==========   ===========
Net asset value per unit: Type IV.......        8.05         3.51          7.46
                                          ==========   ==========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type V.............................          --           --            --
                                          ==========   ==========   ===========
Net asset value per unit: Type V........          --           --            --
                                          ==========   ==========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type VI............................     478,853    1,112,740            --
                                          ==========   ==========   ===========
Net asset value per unit: Type VI.......        7.58         3.45            --
                                          ==========   ==========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................     100,391      467,996            --
                                          ==========   ==========   ===========
Net asset value per unit: Type VII......        7.53         3.43            --
                                          ==========   ==========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................          --           --            --
                                          ==========   ==========   ===========
Net asset value per unit: Type VIII.....          --           --            --
                                          ==========   ==========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type IX............................          --           --            --
                                          ==========   ==========   ===========
Net asset value per unit: Type IX.......          --           --            --
                                          ==========   ==========   ===========
Investments in securities, at cost......  15,038,076   18,978,784   279,474,024
                                          ==========   ==========   ===========
Shares outstanding......................   2,232,217    5,429,929    12,683,779
                                          ==========   ==========   ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                                                         Janus Aspen Series (continued)
                                         ---------------------------------------------------------------------------------
                                                      International International    Mid Cap      Mid Cap      Worldwide
                                            Growth       Growth        Growth        Growth        Growth       Growth
                                         Portfolio -- Portfolio --  Portfolio --  Portfolio --  Portfolio -- Portfolio --
                                           Service    Institutional    Service    Institutional   Service    Institutional
                                            Shares       Shares        Shares        Shares        Shares       Shares
                                         ------------ ------------- ------------- ------------- ------------ -------------
Assets
Investments at fair market value (note
 2a):................................... $19,784,293   96,358,194    23,150,993    140,173,281   13,554,605   283,816,727
Dividend receivable.....................          --           --            --             --           --            --
Receivable from affiliate (note 4b).....         601        3,551           255             81          387           122
Receivable for units sold...............         358      170,023         1,315             --        3,518            --
                                         -----------   ----------    ----------    -----------   ----------   -----------
  Total assets..........................  19,785,252   96,531,768    23,152,563    140,173,362   13,558,510   283,816,849
                                         -----------   ----------    ----------    -----------   ----------   -----------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................         876        3,804           990          5,573          589        10,971
Payable for units withdrawn.............          67        8,801       294,199        172,677          205       179,201
                                         -----------   ----------    ----------    -----------   ----------   -----------
  Total liabilities.....................         943       12,605       295,189        178,250          794       190,172
                                         -----------   ----------    ----------    -----------   ----------   -----------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period..... $19,784,309   96,411,354    22,857,374    139,809,755   13,557,716   283,504,528
 Variable deferred annuity contract
  owners in the annuitization period....          --      107,809            --        185,357           --       122,149
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                         -----------   ----------    ----------    -----------   ----------   -----------
  Net assets............................ $19,784,309   96,519,163    22,857,374    139,995,112   13,557,716   283,626,677
                                         ===========   ==========    ==========    ===========   ==========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type I.............................          --      308,435            --        552,573           --     1,222,607
                                         ===========   ==========    ==========    ===========   ==========   ===========
Net asset value per unit: Type I........ $        --        17.68            --          22.99           --         27.61
                                         ===========   ==========    ==========    ===========   ==========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type II............................          --    3,406,891            --      3,365,664           --     6,888,250
                                         ===========   ==========    ==========    ===========   ==========   ===========
Net asset value per unit: Type II....... $        --        17.34            --          22.40           --         26.90
                                         ===========   ==========    ==========    ===========   ==========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type III...........................     708,457    2,671,383       780,184      5,921,992      716,420     6,681,323
                                         ===========   ==========    ==========    ===========   ==========   ===========
Net asset value per unit: Type III...... $      6.72        10.42          7.30           7.91         5.52          8.67
                                         ===========   ==========    ==========    ===========   ==========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type IV............................     140,493      403,108       150,551        742,675       57,225       784,140
                                         ===========   ==========    ==========    ===========   ==========   ===========
Net asset value per unit: Type IV....... $      6.71        10.30          7.28           6.81         5.51          8.48
                                         ===========   ==========    ==========    ===========   ==========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type V.............................          --          430            --             --           --            --
                                         ===========   ==========    ==========    ===========   ==========   ===========
Net asset value per unit: Type V........ $        --         6.31            --             --           --            --
                                         ===========   ==========    ==========    ===========   ==========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type VI............................   1,863,544           --     1,930,931             --    2,012,209            --
                                         ===========   ==========    ==========    ===========   ==========   ===========
Net asset value per unit: Type VI....... $      5.76           --          5.92             --         3.72            --
                                         ===========   ==========    ==========    ===========   ==========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................     585,098           --       593,422             --      488,442            --
                                         ===========   ==========    ==========    ===========   ==========   ===========
Net asset value per unit: Type VII...... $      5.72           --          5.88             --         3.69            --
                                         ===========   ==========    ==========    ===========   ==========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................          --           --            --             --           --            --
                                         ===========   ==========    ==========    ===========   ==========   ===========
Net asset value per unit: Type VIII..... $        --           --            --             --           --            --
                                         ===========   ==========    ==========    ===========   ==========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type IX............................          --           --        84,483             --           --            --
                                         ===========   ==========    ==========    ===========   ==========   ===========
Net asset value per unit: Type IX....... $        --           --         13.56             --           --            --
                                         ===========   ==========    ==========    ===========   ==========   ===========
Investments in securities, at cost...... $20,491,909   90,877,278    20,435,024    205,106,081   14,387,397   344,704,861
                                         ===========   ==========    ==========    ===========   ==========   ===========
Shares outstanding......................   1,039,091    4,178,586     1,011,402      6,550,153      643,924    10,992,127
                                         ===========   ==========    ==========    ===========   ==========   ===========

                                         -------------
                                          Worldwide
                                            Growth
                                         Portfolio --
                                           Service
                                            Shares
                                         ------------
Assets
Investments at fair market value (note
 2a):...................................  23,617,612
Dividend receivable.....................          --
Receivable from affiliate (note 4b).....         452
Receivable for units sold...............          --
                                          ----------
  Total assets..........................  23,618,064
                                          ----------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................       1,018
Payable for units withdrawn.............         237
                                          ----------
  Total liabilities.....................       1,255
                                          ----------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period.....  23,616,809
 Variable deferred annuity contract
  owners in the annuitization period....          --
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                          ----------
  Net assets............................  23,616,809
                                          ==========
Outstanding units (notes 2b, 4a, and
 5): Type I.............................          --
                                          ==========
Net asset value per unit: Type I........          --
                                          ==========
Outstanding units (notes 2b, 4a, and
 5): Type II............................          --
                                          ==========
Net asset value per unit: Type II.......          --
                                          ==========
Outstanding units (notes 2b, 4a, and
 5): Type III...........................     898,747
                                          ==========
Net asset value per unit: Type III......        6.75
                                          ==========
Outstanding units (notes 2b, 4a, and
 5): Type IV............................      84,265
                                          ==========
Net asset value per unit: Type IV.......        6.74
                                          ==========
Outstanding units (notes 2b, 4a, and
 5): Type V.............................          --
                                          ==========
Net asset value per unit: Type V........          --
                                          ==========
Outstanding units (notes 2b, 4a, and
 5): Type VI............................   2,228,431
                                          ==========
Net asset value per unit: Type VI.......        5.56
                                          ==========
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................     831,929
                                          ==========
Net asset value per unit: Type VII......        5.52
                                          ==========
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................          --
                                          ==========
Net asset value per unit: Type VIII.....          --
                                          ==========
Outstanding units (notes 2b, 4a, and
 5): Type IX............................          --
                                          ==========
Net asset value per unit: Type IX.......          --
                                          ==========
Investments in securities, at cost......  23,830,744
                                          ==========
Shares outstanding......................     918,973
                                          ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                            J.P. Morgan Series Trust II                     MFS(R) Variable Insurance Trust
                                         --------------------------------- ----------------------------------------------------
                                                                              MFS(R)       MFS(R)
                                                                            Investors    Investors      MFS(R)        MFS(R)
                                                                           Growth Stock    Trust     New Discovery Total Return
                                                   International  Mid Cap   Series --    Series --     Series --    Series --
                                           Bond    Opportunities   Value     Service      Service       Service      Service
                                         Portfolio   Portfolio   Portfolio Class Shares Class Shares Class Shares  Class Shares
                                         --------- ------------- --------- ------------ ------------ ------------- ------------
Assets
Investments at fair market value (note
 2a):...................................  $31,760        306      16,711    25,862,576   20,553,559   48,815,700      27,360
Dividend receivable.....................       --         --          --            --           --           --          --
Receivable from affiliate (note 4b).....       --         --          --         1,063          740        1,727          --
Receivable for units sold...............       --         --          --       136,549       39,167      704,813          --
                                          -------      -----      ------    ----------   ----------   ----------      ------
  Total assets..........................   31,760        306      16,711    26,000,188   20,593,466   49,522,240      27,360
                                          -------      -----      ------    ----------   ----------   ----------      ------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................        1          1           2         1,100          878        2,082           1
Payable for units withdrawn.............       --         --          --            --       18,443    1,326,965          --
                                          -------      -----      ------    ----------   ----------   ----------      ------
  Total liabilities.....................        1          1           2         1,100       19,321    1,329,047           1
                                          -------      -----      ------    ----------   ----------   ----------      ------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period.....  $31,759        305      16,709    25,999,088   20,574,145   48,193,193      27,359
 Variable deferred annuity contract
  owners in the annuitization period....       --         --          --            --           --           --          --
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                          -------      -----      ------    ----------   ----------   ----------      ------
  Net assets............................  $31,759        305      16,709    25,999,088   20,574,145   48,193,193      27,359
                                          =======      =====      ======    ==========   ==========   ==========      ======
Outstanding units (notes 2b, 4a, and
 5): Type I.............................       --         --          --            --           --       21,213          --
                                          =======      =====      ======    ==========   ==========   ==========      ======
Net asset value per unit: Type I........  $    --         --          --            --           --        12.76          --
                                          =======      =====      ======    ==========   ==========   ==========      ======
Outstanding units (notes 2b, 4a, and
 5): Type II............................       --         --          --            --           --      290,058          --
                                          =======      =====      ======    ==========   ==========   ==========      ======
Net asset value per unit: Type II.......  $    --         --          --            --           --        12.74          --
                                          =======      =====      ======    ==========   ==========   ==========      ======
Outstanding units (notes 2b, 4a, and
 5): Type III...........................       --         --          --       842,912      635,728    1,909,855          --
                                          =======      =====      ======    ==========   ==========   ==========      ======
Net asset value per unit: Type III......  $    --         --          --          6.33         7.79         8.74          --
                                          =======      =====      ======    ==========   ==========   ==========      ======
Outstanding units (notes 2b, 4a, and
 5): Type IV............................       --         --          --       163,862      107,825      284,319          --
                                          =======      =====      ======    ==========   ==========   ==========      ======
Net asset value per unit: Type IV.......  $    --         --          --          6.32         7.78         8.72          --
                                          =======      =====      ======    ==========   ==========   ==========      ======
Outstanding units (notes 2b, 4a, and
 5): Type V.............................       --         --          --            --           --           --          --
                                          =======      =====      ======    ==========   ==========   ==========      ======
Net asset value per unit: Type V........  $    --         --          --            --           --           --          --
                                          =======      =====      ======    ==========   ==========   ==========      ======
Outstanding units (notes 2b, 4a, and
 5): Type VI............................    3,051         24       1,288     2,370,780    1,311,182    2,279,851       2,387
                                          =======      =====      ======    ==========   ==========   ==========      ======
Net asset value per unit: Type VI.......  $ 10.41      12.88       12.97          5.72         7.58         7.39       11.46
                                          =======      =====      ======    ==========   ==========   ==========      ======
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................       --         --          --       736,265      492,435      781,828          --
                                          =======      =====      ======    ==========   ==========   ==========      ======
Net asset value per unit: Type VII......  $    --         --          --          5.68         7.53         7.34          --
                                          =======      =====      ======    ==========   ==========   ==========      ======
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................       --         --          --            --           --           --          --
                                          =======      =====      ======    ==========   ==========   ==========      ======
Net asset value per unit: Type VIII.....  $    --         --          --            --           --           --          --
                                          =======      =====      ======    ==========   ==========   ==========      ======
Outstanding units (notes 2b, 4a, and
 5): Type IX............................       --         --          --       164,342       97,273      193,803          --
                                          =======      =====      ======    ==========   ==========   ==========      ======
Net asset value per unit: Type IX.......  $    --         --          --         11.47        11.68        12.74          --
                                          =======      =====      ======    ==========   ==========   ==========      ======
Investments in securities, at cost......  $32,149        257      12,957    26,015,981   19,623,704   45,326,186      23,649
                                          =======      =====      ======    ==========   ==========   ==========      ======
Shares outstanding......................    2,574         32         774     3,017,803    1,264,057    3,524,599       1,407
                                          =======      =====      ======    ==========   ==========   ==========      ======

                                         -------------

                                            MFS(R)
                                          Utilities
                                          Series --
                                           Service
                                         Class Shares
                                         ------------
Assets
Investments at fair market value (note
 2a):...................................  27,421,085
Dividend receivable.....................          --
Receivable from affiliate (note 4b).....         870
Receivable for units sold...............      13,962
                                          ----------
  Total assets..........................  27,435,917
                                          ----------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................       1,176
Payable for units withdrawn.............      11,820
                                          ----------
  Total liabilities.....................      12,996
                                          ----------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period.....  27,422,921
 Variable deferred annuity contract
  owners in the annuitization period....          --
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                          ----------
  Net assets............................  27,422,921
                                          ==========
Outstanding units (notes 2b, 4a, and
 5): Type I.............................          --
                                          ==========
Net asset value per unit: Type I........          --
                                          ==========
Outstanding units (notes 2b, 4a, and
 5): Type II............................          --
                                          ==========
Net asset value per unit: Type II.......          --
                                          ==========
Outstanding units (notes 2b, 4a, and
 5): Type III...........................     786,019
                                          ==========
Net asset value per unit: Type III......        7.87
                                          ==========
Outstanding units (notes 2b, 4a, and
 5): Type IV............................      53,344
                                          ==========
Net asset value per unit: Type IV.......        7.86
                                          ==========
Outstanding units (notes 2b, 4a, and
 5): Type V.............................          --
                                          ==========
Net asset value per unit: Type V........          --
                                          ==========
Outstanding units (notes 2b, 4a, and
 5): Type VI............................   1,772,464
                                          ==========
Net asset value per unit: Type VI.......        7.72
                                          ==========
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................     730,480
                                          ==========
Net asset value per unit: Type VII......        7.66
                                          ==========
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................          --
                                          ==========
Net asset value per unit: Type VIII.....          --
                                          ==========
Outstanding units (notes 2b, 4a, and
 5): Type IX............................     125,205
                                          ==========
Net asset value per unit: Type IX.......       12.29
                                          ==========
Investments in securities, at cost......  25,598,002
                                          ==========
Shares outstanding......................   1,727,857
                                          ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                             Nations Separate
                                               Account Trust
                                         ------------------------- -----------
                                                        Nations
                                           Nations      Marsico    Oppenheimer
                                           Marsico   International Aggressive
                                           Growth    Opportunities   Growth
                                          Portfolio    Portfolio     Fund/VA
                                         ----------- ------------- -----------
Assets
Investments at fair market value (note
 2a):................................... $15,432,885   8,696,649   108,437,685
Dividend receivable.....................          --          --            --
Receivable from affiliate (note 4b).....         624         348         2,386
Receivable for units sold...............      57,735      33,369         7,825
                                         -----------   ---------   -----------
  Total assets..........................  15,491,244   8,730,366   108,447,896
                                         -----------   ---------   -----------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................         657         367         4,210
Payable for units withdrawn.............          --          --        60,556
                                         -----------   ---------   -----------
  Total liabilities.....................         657         367        64,766
                                         -----------   ---------   -----------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period..... $15,490,587   8,729,999   108,328,358
 Variable deferred annuity contract
  owners in the annuitization period....          --          --        54,772
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                         -----------   ---------   -----------
  Net assets............................ $15,490,587   8,729,999   108,383,130
                                         ===========   =========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type I.............................          --          --       667,430
                                         ===========   =========   ===========
Net asset value per unit: Type I........ $        --          --         38.88
                                         ===========   =========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type II............................          --          --     1,615,590
                                         ===========   =========   ===========
Net asset value per unit: Type II....... $        --          --         37.38
                                         ===========   =========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type III...........................     180,228     115,502     2,256,796
                                         ===========   =========   ===========
Net asset value per unit: Type III...... $     12.35       13.38          8.93
                                         ===========   =========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type IV............................      30,362      35,656       226,559
                                         ===========   =========   ===========
Net asset value per unit: Type IV....... $     12.35       13.38          8.34
                                         ===========   =========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type V.............................          --          --            --
                                         ===========   =========   ===========
Net asset value per unit: Type V........ $        --          --            --
                                         ===========   =========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type VI............................     406,446     230,441            --
                                         ===========   =========   ===========
Net asset value per unit: Type VI....... $     12.36       13.39            --
                                         ===========   =========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................     290,217     115,018            --
                                         ===========   =========   ===========
Net asset value per unit: Type VII...... $     12.34       13.37            --
                                         ===========   =========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................          --          --            --
                                         ===========   =========   ===========
Net asset value per unit: Type VIII..... $        --          --            --
                                         ===========   =========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type IX............................     346,671     155,646            --
                                         ===========   =========   ===========
Net asset value per unit: Type IX....... $     12.36       13.39            --
                                         ===========   =========   ===========
Investments in securities, at cost...... $14,493,002   7,942,547   134,759,813
                                         ===========   =========   ===========
Shares outstanding......................   1,047,718     641,346     2,953,900
                                         ===========   =========   ===========

                                                     Oppenheimer Variable Account Funds
                                         ----------------------------------------------------------------------
                                          Oppenheimer                             Oppenheimer    Oppenheimer
                                           Aggressive               Oppenheimer     Capital         Global
                                             Growth     Oppenheimer   Capital     Appreciation    Securities
                                           Fund/VA --      Bond     Appreciation   Fund/VA --     Fund/VA --
                                         Service Shares   Fund/VA     Fund/VA    Service Shares Service Shares
                                         -------------- ----------- ------------ -------------- --------------
Assets
Investments at fair market value (note
 2a):...................................   2,649,005    105,261,688 190,008,533    6,758,995      69,451,924
Dividend receivable.....................          --             --          --           --              --
Receivable from affiliate (note 4b).....         103            148       6,364          280           2,796
Receivable for units sold...............       2,304            659      32,440       17,287          63,316
                                           ---------    ----------- -----------    ---------      ----------
  Total assets..........................   2,651,412    105,262,495 190,047,337    6,776,562      69,518,036
                                           ---------    ----------- -----------    ---------      ----------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................         112          4,145       7,355          283           2,947
Payable for units withdrawn.............          --        110,128          69           --           7,291
                                           ---------    ----------- -----------    ---------      ----------
  Total liabilities.....................         112        114,273       7,424          283          10,238
                                           ---------    ----------- -----------    ---------      ----------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period.....   2,651,300    105,148,222 189,922,165    6,776,279      69,507,798
 Variable deferred annuity contract
  owners in the annuitization period....          --             --     117,748           --              --
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                           ---------    ----------- -----------    ---------      ----------
  Net assets............................   2,651,300    105,148,222 190,039,913    6,776,279      69,507,798
                                           =========    =========== ===========    =========      ==========
Outstanding units (notes 2b, 4a, and
 5): Type I.............................          --        353,164     488,844           --              --
                                           =========    =========== ===========    =========      ==========
Net asset value per unit: Type I........          --          27.35       51.50           --              --
                                           =========    =========== ===========    =========      ==========
Outstanding units (notes 2b, 4a, and
 5): Type II............................          --      2,467,307   2,339,204           --              --
                                           =========    =========== ===========    =========      ==========
Net asset value per unit: Type II.......          --          26.29       49.51           --              --
                                           =========    =========== ===========    =========      ==========
Outstanding units (notes 2b, 4a, and
 5): Type III...........................      94,989      2,355,271   4,204,036      144,909       1,728,160
                                           =========    =========== ===========    =========      ==========
Net asset value per unit: Type III......       11.99          12.10       10.39        12.30            9.90
                                           =========    =========== ===========    =========      ==========
Outstanding units (notes 2b, 4a, and
 5): Type IV............................      11,755        174,744     537,049       35,817         316,736
                                           =========    =========== ===========    =========      ==========
Net asset value per unit: Type IV.......       11.99          12.16       10.00        12.30            9.88
                                           =========    =========== ===========    =========      ==========
Outstanding units (notes 2b, 4a, and
 5): Type V.............................          --             --          --           --              --
                                           =========    =========== ===========    =========      ==========
Net asset value per unit: Type V........          --             --          --           --              --
                                           =========    =========== ===========    =========      ==========
Outstanding units (notes 2b, 4a, and
 5): Type VI............................      31,218             --          --      123,947       3,920,479
                                           =========    =========== ===========    =========      ==========
Net asset value per unit: Type VI.......       12.00             --          --        12.76            8.76
                                           =========    =========== ===========    =========      ==========
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................      17,789             --          --       56,951       1,142,590
                                           =========    =========== ===========    =========      ==========
Net asset value per unit: Type VII......       11.94             --          --        12.44            8.70
                                           =========    =========== ===========    =========      ==========
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................          --             --          --           --              --
                                           =========    =========== ===========    =========      ==========
Net asset value per unit: Type VIII.....          --             --          --           --              --
                                           =========    =========== ===========    =========      ==========
Outstanding units (notes 2b, 4a, and
 5): Type IX............................      65,369             --          --      183,859         352,598
                                           =========    =========== ===========    =========      ==========
Net asset value per unit: Type IX.......       12.00             --          --        12.31           14.14
                                           =========    =========== ===========    =========      ==========
Investments in securities, at cost......   2,600,093    103,084,387 188,098,899    6,214,811      56,869,790
                                           =========    =========== ===========    =========      ==========
Shares outstanding......................      72,496      9,217,311   5,475,750      195,743       2,782,529
                                           =========    =========== ===========    =========      ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003


                                                                           Oppenheimer Variable Account Funds (continued)
                                                                       ------------------------------------------------------
                                                                                                    Oppenheimer
                                                                                     Oppenheimer    Main Street   Oppenheimer
                                                                       Oppenheimer   Main Street     Small Cap     Multiple
                                                                       High Income    Fund/VA --     Fund/VA --   Strategies
                                                                         Fund/VA    Service Shares Service Shares   Fund/VA
                                                                       ------------ -------------- -------------- -----------
Assets
Investments at fair market value (note 2a):........................... $114,278,582   52,401,480     8,593,492    77,543,649
Dividend receivable...................................................           --           --            --            --
Receivable from affiliate (note 4b)...................................        1,797        2,032           244           863
Receivable for units sold.............................................      194,880      149,832        44,542        10,225
                                                                       ------------   ----------     ---------    ----------
  Total assets........................................................  114,475,259   52,553,344     8,638,278    77,554,737
                                                                       ------------   ----------     ---------    ----------
Liabilities
Accrued expenses payable to affiliate (note 4c).......................        4,460        2,249           379         2,975
Payable for units withdrawn...........................................       61,240           --        20,274        88,334
                                                                       ------------   ----------     ---------    ----------
  Total liabilities...................................................       65,700        2,249        20,653        91,309
                                                                       ------------   ----------     ---------    ----------
Net assets attributable to:
 Variable deferred annuity contract owners in the accumulation period. $114,402,721   52,551,095     8,617,625    77,463,428
 Variable deferred annuity contract owners in the annuitization period        6,838           --            --            --
 GE Life and Annuity Assurance Company (note 4d)......................
                                                                       ------------   ----------     ---------    ----------
  Net assets.......................................................... $114,409,559   52,551,095     8,617,625    77,463,428
                                                                       ============   ==========     =========    ==========
Outstanding units (notes 2b, 4a, and 5): Type I.......................      464,434           --            --       443,367
                                                                       ============   ==========     =========    ==========
Net asset value per unit: Type I...................................... $      36.30           --            --         35.82
                                                                       ============   ==========     =========    ==========
Outstanding units (notes 2b, 4a, and 5): Type II......................    1,943,412           --            --     1,239,242
                                                                       ============   ==========     =========    ==========
Net asset value per unit: Type II..................................... $      34.90           --            --         34.43
                                                                       ============   ==========     =========    ==========
Outstanding units (notes 2b, 4a, and 5): Type III.....................    2,190,615    1,400,956       175,323     1,392,720
                                                                       ============   ==========     =========    ==========
Net asset value per unit: Type III.................................... $      11.26         8.78         13.70         12.53
                                                                       ============   ==========     =========    ==========
Outstanding units (notes 2b, 4a, and 5): Type IV......................      465,002      222,322        24,434       125,354
                                                                       ============   ==========     =========    ==========
Net asset value per unit: Type IV..................................... $      10.88         8.77         13.70         11.68
                                                                       ============   ==========     =========    ==========
Outstanding units (notes 2b, 4a, and 5): Type V.......................           --           --            --            --
                                                                       ============   ==========     =========    ==========
Net asset value per unit: Type V...................................... $         --           --            --            --
                                                                       ============   ==========     =========    ==========
Outstanding units (notes 2b, 4a, and 5): Type VI......................           --    3,157,518       153,150            --
                                                                       ============   ==========     =========    ==========
Net asset value per unit: Type VI..................................... $         --         7.93         13.39            --
                                                                       ============   ==========     =========    ==========
Outstanding units (notes 2b, 4a, and 5): Type VII.....................           --    1,385,950       120,040            --
                                                                       ============   ==========     =========    ==========
Net asset value per unit: Type VII.................................... $         --         7.87         13.32            --
                                                                       ============   ==========     =========    ==========
Outstanding units (notes 2b, 4a, and 5): Type VIII....................           --           --            --            --
                                                                       ============   ==========     =========    ==========
Net asset value per unit: Type VIII................................... $         --           --            --            --
                                                                       ============   ==========     =========    ==========
Outstanding units (notes 2b, 4a, and 5): Type IX......................           --      194,738       162,753            --
                                                                       ============   ==========     =========    ==========
Net asset value per unit: Type IX..................................... $         --        12.09         13.71            --
                                                                       ============   ==========     =========    ==========
Investments in securities, at cost.................................... $115,887,221   47,741,566     7,857,878    72,837,574
                                                                       ============   ==========     =========    ==========
Shares outstanding....................................................   13,272,774    2,743,533       641,305     4,870,832
                                                                       ============   ==========     =========    ==========

                                                                          PBHG Insurance
                                                                         Series Fund, Inc.
                                                                       ---------------------

                                                                                    PBHG
                                                                         PBHG     Large Cap
                                                                       Growth II   Growth
                                                                       Portfolio  Portfolio
                                                                       ---------- ----------
Assets
Investments at fair market value (note 2a):........................... 14,409,661 20,075,297
Dividend receivable...................................................         --         --
Receivable from affiliate (note 4b)...................................         35         28
Receivable for units sold.............................................     38,792         --
                                                                       ---------- ----------
  Total assets........................................................ 14,448,488 20,075,325
                                                                       ---------- ----------
Liabilities
Accrued expenses payable to affiliate (note 4c).......................        615        762
Payable for units withdrawn...........................................      9,954     24,409
                                                                       ---------- ----------
  Total liabilities...................................................     10,569     25,171
                                                                       ---------- ----------
Net assets attributable to:
 Variable deferred annuity contract owners in the accumulation period. 14,417,098 20,050,154
 Variable deferred annuity contract owners in the annuitization period     20,821         --
 GE Life and Annuity Assurance Company (note 4d)......................
                                                                       ---------- ----------
  Net assets.......................................................... 14,437,919 20,050,154
                                                                       ========== ==========
Outstanding units (notes 2b, 4a, and 5): Type I.......................    104,805    106,905
                                                                       ========== ==========
Net asset value per unit: Type I......................................       9.26      15.47
                                                                       ========== ==========
Outstanding units (notes 2b, 4a, and 5): Type II......................  1,479,937  1,208,695
                                                                       ========== ==========
Net asset value per unit: Type II.....................................       9.10      15.22
                                                                       ========== ==========
Outstanding units (notes 2b, 4a, and 5): Type III.....................         --         --
                                                                       ========== ==========
Net asset value per unit: Type III....................................         --         --
                                                                       ========== ==========
Outstanding units (notes 2b, 4a, and 5): Type IV......................         --         --
                                                                       ========== ==========
Net asset value per unit: Type IV.....................................         --         --
                                                                       ========== ==========
Outstanding units (notes 2b, 4a, and 5): Type V.......................         --         --
                                                                       ========== ==========
Net asset value per unit: Type V......................................         --         --
                                                                       ========== ==========
Outstanding units (notes 2b, 4a, and 5): Type VI......................         --         --
                                                                       ========== ==========
Net asset value per unit: Type VI.....................................         --         --
                                                                       ========== ==========
Outstanding units (notes 2b, 4a, and 5): Type VII.....................         --         --
                                                                       ========== ==========
Net asset value per unit: Type VII....................................         --         --
                                                                       ========== ==========
Outstanding units (notes 2b, 4a, and 5): Type VIII....................         --         --
                                                                       ========== ==========
Net asset value per unit: Type VIII...................................         --         --
                                                                       ========== ==========
Outstanding units (notes 2b, 4a, and 5): Type IX......................         --         --
                                                                       ========== ==========
Net asset value per unit: Type IX.....................................         --         --
                                                                       ========== ==========
Investments in securities, at cost.................................... 14,985,550 21,260,918
                                                                       ========== ==========
Shares outstanding....................................................  1,465,886  1,230,104
                                                                       ========== ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003


                                                        PIMCO Variable Insurance Trust
                                         ------------------------------------------------------------
                                                                          Long-Term
                                          Foreign Bond    High Yield   U.S. Government  Total Return
                                          Portfolio --   Portfolio --   Portfolio --    Portfolio --
                                         Administrative Administrative Administrative  Administrative
                                          Class Shares   Class Shares   Class Shares    Class Shares
                                         -------------- -------------- --------------- --------------
Assets
Investments at fair market value (note
 2a):...................................  $11,302,264     90,088,080     71,172,146     250,747,941
Dividend receivable.....................       21,910        523,236        150,576         448,007
Receivable from affiliate (note 4b).....           --             --             --              --
Receivable for units sold...............        2,683         31,462            947          30,431
                                          -----------     ----------     ----------     -----------
  Total assets..........................   11,326,857     90,642,778     71,323,669     251,226,379
                                          -----------     ----------     ----------     -----------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................       22,163        523,660        152,661         452,949
Payable for units withdrawn.............          250         14,156         25,995          33,211
                                          -----------     ----------     ----------     -----------
  Total liabilities.....................       22,413        537,816        178,656         486,160
                                          -----------     ----------     ----------     -----------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period.....  $11,304,444     90,104,962     71,145,013     250,740,219
 Variable deferred annuity contract
  owners in the annuitization period....           --             --             --              --
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                          -----------     ----------     ----------     -----------
  Net assets............................  $11,304,444     90,104,962     71,145,013     250,740,219
                                          ===========     ==========     ==========     ===========
Outstanding units (notes 2b, 4a, and
 5): Type I.............................           --             --             --          50,696
                                          ===========     ==========     ==========     ===========
Net asset value per unit: Type I........  $        --             --             --           10.12
                                          ===========     ==========     ==========     ===========
Outstanding units (notes 2b, 4a, and
 5): Type II............................           --             --             --       1,121,098
                                          ===========     ==========     ==========     ===========
Net asset value per unit: Type II.......  $        --             --             --           10.10
                                          ===========     ==========     ==========     ===========
Outstanding units (notes 2b, 4a, and
 5): Type III...........................      308,007      2,029,710      1,835,364       5,014,594
                                          ===========     ==========     ==========     ===========
Net asset value per unit: Type III......  $     11.66          11.98          12.81           12.09
                                          ===========     ==========     ==========     ===========
Outstanding units (notes 2b, 4a, and
 5): Type IV............................       31,753        363,833        191,002         983,366
                                          ===========     ==========     ==========     ===========
Net asset value per unit: Type IV.......  $     11.64          11.97          12.79           12.07
                                          ===========     ==========     ==========     ===========
Outstanding units (notes 2b, 4a, and
 5): Type V.............................           --             --             --              --
                                          ===========     ==========     ==========     ===========
Net asset value per unit: Type V........  $        --             --             --              --
                                          ===========     ==========     ==========     ===========
Outstanding units (notes 2b, 4a, and
 5): Type VI............................      467,831      3,059,826      1,894,983       7,871,654
                                          ===========     ==========     ==========     ===========
Net asset value per unit: Type VI.......  $     11.82          11.79          13.73           12.55
                                          ===========     ==========     ==========     ===========
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................      154,491      1,522,099      1,205,322       4,353,956
                                          ===========     ==========     ==========     ===========
Net asset value per unit: Type VII......  $     11.74          11.70          13.63           12.46
                                          ===========     ==========     ==========     ===========
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................           --             --             --              --
                                          ===========     ==========     ==========     ===========
Net asset value per unit: Type VIII.....  $        --             --             --              --
                                          ===========     ==========     ==========     ===========
Outstanding units (notes 2b, 4a, and
 5): Type IX............................           --        695,216        272,805       1,323,651
                                          ===========     ==========     ==========     ===========
Net asset value per unit: Type IX.......  $        --          10.86          10.06           10.10
                                          ===========     ==========     ==========     ===========
Investments in securities, at cost......  $11,280,734     84,699,036     71,093,972     247,816,128
                                          ===========     ==========     ==========     ===========
Shares outstanding......................    1,126,846     10,999,766      6,464,318      24,203,469
                                          ===========     ==========     ==========     ===========

                                                                                                   Rydex
                                                   The Prudential Series Fund, Inc.            Variable Trust
                                         ----------------------------------------------------- --------------
                                                                    SP Jennison  SP Prudential
                                                        Jennison   International U.S. Emerging
                                           Jennison   20/20 Focus     Growth        Growth
                                         Portfolio -- Portfolio -- Portfolio --  Portfolio --
                                           Class II     Class II     Class II      Class II       OTC Fund
                                         ------------ ------------ ------------- ------------- --------------
Assets
Investments at fair market value (note
 2a):...................................   474,844      187,463       16,189        80,252       12,670,714
Dividend receivable.....................        --           --           --            --               --
Receivable from affiliate (note 4b).....         4           --           --            --              632
Receivable for units sold...............     5,999           --           --            --          210,937
                                           -------      -------       ------        ------       ----------
  Total assets..........................   480,847      187,463       16,189        80,252       12,882,283
                                           -------      -------       ------        ------       ----------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................        21           10           --             3              544
Payable for units withdrawn.............        --           --           --            --               --
                                           -------      -------       ------        ------       ----------
  Total liabilities.....................        21           10           --             3              544
                                           -------      -------       ------        ------       ----------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period.....   480,826      187,453       16,189        80,249       12,881,739
 Variable deferred annuity contract
  owners in the annuitization period....        --           --           --            --               --
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                           -------      -------       ------        ------       ----------
  Net assets............................   480,826      187,453       16,189        80,249       12,881,739
                                           =======      =======       ======        ======       ==========
Outstanding units (notes 2b, 4a, and
 5): Type I.............................        --           --           --            --               --
                                           =======      =======       ======        ======       ==========
Net asset value per unit: Type I........        --           --           --            --               --
                                           =======      =======       ======        ======       ==========
Outstanding units (notes 2b, 4a, and
 5): Type II............................        --           --           --            --               --
                                           =======      =======       ======        ======       ==========
Net asset value per unit: Type II.......        --           --           --            --               --
                                           =======      =======       ======        ======       ==========
Outstanding units (notes 2b, 4a, and
 5): Type III...........................    38,702       11,574        2,094         9,775          458,773
                                           =======      =======       ======        ======       ==========
Net asset value per unit: Type III......      7.59        12.33         7.73          8.21             4.81
                                           =======      =======       ======        ======       ==========
Outstanding units (notes 2b, 4a, and
 5): Type IV............................     1,838           --           --            --           44,380
                                           =======      =======       ======        ======       ==========
Net asset value per unit: Type IV.......     12.12           --           --            --             4.80
                                           =======      =======       ======        ======       ==========
Outstanding units (notes 2b, 4a, and
 5): Type V.............................        --           --           --            --               --
                                           =======      =======       ======        ======       ==========
Net asset value per unit: Type V........        --           --           --            --               --
                                           =======      =======       ======        ======       ==========
Outstanding units (notes 2b, 4a, and
 5): Type VI............................     1,465        1,058           --            --        2,012,893
                                           =======      =======       ======        ======       ==========
Net asset value per unit: Type VI.......     12.12        12.33           --            --             3.35
                                           =======      =======       ======        ======       ==========
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................     1,832        2,027           --            --          825,009
                                           =======      =======       ======        ======       ==========
Net asset value per unit: Type VII......     12.11        12.31           --            --             3.33
                                           =======      =======       ======        ======       ==========
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................        --           --           --            --               --
                                           =======      =======       ======        ======       ==========
Net asset value per unit: Type VIII.....        --           --           --            --               --
                                           =======      =======       ======        ======       ==========
Outstanding units (notes 2b, 4a, and
 5): Type IX............................    10,293          547           --            --           75,902
                                           =======      =======       ======        ======       ==========
Net asset value per unit: Type IX.......     12.13        12.34           --            --            12.80
                                           =======      =======       ======        ======       ==========
Investments in securities, at cost......   446,813      173,363       13,036        83,064       11,832,461
                                           =======      =======       ======        ======       ==========
Shares outstanding......................    28,848       17,685        2,777        12,196          962,820
                                           =======      =======       ======        ======       ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                                                                                                Scudder Variable
                                                       Salomon Brothers Variable Series Fund Inc                   Series II
                                         --------------------------------------------------------------------- ------------------
                                                                             Salomon Brothers Salomon Brothers Scudder Technology
                                          Salomon Brothers  Salomon Brothers     Variable      Variable Total        Growth
                                         Variable Investors Variable All Cap  Strategic Bond       Return         Portfolio --
                                          Fund -- Class I   Fund -- Class II Fund -- Class I  Fund -- Class I    Class B Shares
                                         ------------------ ---------------- ---------------- ---------------- ------------------
Assets
Investments at fair market value (note
 2a):...................................    $53,835,463        7,099,316        50,876,555       18,581,842            725
Dividend receivable.....................             --               --                --               --             --
Receivable from affiliate (note 4b).....            162              261               233              277              1
Receivable for units sold...............            320           15,828               560               --            999
                                            -----------        ---------        ----------       ----------          -----
  Total assets..........................     53,835,945        7,115,405        50,877,348       18,582,119          1,725
                                            -----------        ---------        ----------       ----------          -----
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................          2,164              305             2,045              780              1
Payable for units withdrawn.............         40,794               --            46,057            2,647             --
                                            -----------        ---------        ----------       ----------          -----
  Total liabilities.....................         42,958              305            48,102            3,427              1
                                            -----------        ---------        ----------       ----------          -----
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period.....    $53,729,751        7,115,100        50,829,246       18,578,692          1,724
 Variable deferred annuity contract
  owners in the annuitization period....         63,236               --                --               --             --
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                            -----------        ---------        ----------       ----------          -----
  Net assets............................    $53,792,987        7,115,100        50,829,246       18,578,692          1,724
                                            ===========        =========        ==========       ==========          =====
Outstanding units (notes 2b, 4a, and
 5): Type I.............................        343,987               --           240,851           47,015             --
                                            ===========        =========        ==========       ==========          =====
Net asset value per unit: Type I........    $     14.39               --             13.72            11.73             --
                                            ===========        =========        ==========       ==========          =====
Outstanding units (notes 2b, 4a, and
 5): Type II............................      1,458,598               --         1,751,506          709,502             --
                                            ===========        =========        ==========       ==========          =====
Net asset value per unit: Type II.......    $     14.21               --             13.54            11.58             --
                                            ===========        =========        ==========       ==========          =====
Outstanding units (notes 2b, 4a, and
 5): Type III...........................      2,228,090          118,583         1,636,493          852,267             --
                                            ===========        =========        ==========       ==========          =====
Net asset value per unit: Type III......    $     11.61            12.93             13.15            10.76             --
                                            ===========        =========        ==========       ==========          =====
Outstanding units (notes 2b, 4a, and
 5): Type IV............................        213,912            9,251           175,980           61,672             --
                                            ===========        =========        ==========       ==========          =====
Net asset value per unit: Type IV.......    $     10.51            12.92             13.01            10.39             --
                                            ===========        =========        ==========       ==========          =====
Outstanding units (notes 2b, 4a, and
 5): Type V.............................             --               --                --               --             --
                                            ===========        =========        ==========       ==========          =====
Net asset value per unit: Type V........    $        --               --                --               --             --
                                            ===========        =========        ==========       ==========          =====
Outstanding units (notes 2b, 4a, and
 5): Type VI............................             --          227,655                --               --            115
                                            ===========        =========        ==========       ==========          =====
Net asset value per unit: Type VI.......    $        --            12.93                --               --          14.98
                                            ===========        =========        ==========       ==========          =====
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................             --          112,510                --               --             --
                                            ===========        =========        ==========       ==========          =====
Net asset value per unit: Type VII......    $        --            12.91                --               --             --
                                            ===========        =========        ==========       ==========          =====
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................             --               --                --               --             --
                                            ===========        =========        ==========       ==========          =====
Net asset value per unit: Type VIII.....    $        --               --                --               --             --
                                            ===========        =========        ==========       ==========          =====
Outstanding units (notes 2b, 4a, and
 5): Type IX............................             --           82,461                --               --             --
                                            ===========        =========        ==========       ==========          =====
Net asset value per unit: Type IX.......    $        --            12.93                --               --             --
                                            ===========        =========        ==========       ==========          =====
Investments in securities, at cost......    $50,928,733        6,467,213        50,727,726       17,730,777            507
                                            ===========        =========        ==========       ==========          =====
Shares outstanding......................      4,242,353          454,502         4,671,860        1,728,543             82
                                            ===========        =========        ==========       ==========          =====

                                                 Van Kampen Life
                                                Investment Trust
                                         -------------------------------
                                                            Emerging
                                            Comstock         Growth
                                          Portfolio --    Portfolio --
                                         Class II Shares Class II Shares
                                         --------------- ---------------
Assets
Investments at fair market value (note
 2a):...................................   28,550,477       7,122,497
Dividend receivable.....................           --              --
Receivable from affiliate (note 4b).....        1,242             237
Receivable for units sold...............      113,934           1,289
                                           ----------       ---------
  Total assets..........................   28,665,653       7,124,023
                                           ----------       ---------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................        1,218             305
Payable for units withdrawn.............           --             171
                                           ----------       ---------
  Total liabilities.....................        1,218             476
                                           ----------       ---------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period.....   28,664,435       7,123,547
 Variable deferred annuity contract
  owners in the annuitization period....           --              --
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                           ----------       ---------
  Net assets............................   28,664,435       7,123,547
                                           ==========       =========
Outstanding units (notes 2b, 4a, and
 5): Type I.............................           --              --
                                           ==========       =========
Net asset value per unit: Type I........           --              --
                                           ==========       =========
Outstanding units (notes 2b, 4a, and
 5): Type II............................           --              --
                                           ==========       =========
Net asset value per unit: Type II.......           --              --
                                           ==========       =========
Outstanding units (notes 2b, 4a, and
 5): Type III...........................      375,479          94,221
                                           ==========       =========
Net asset value per unit: Type III......        10.35            9.08
                                           ==========       =========
Outstanding units (notes 2b, 4a, and
 5): Type IV............................       56,733           4,867
                                           ==========       =========
Net asset value per unit: Type IV.......        10.35            9.08
                                           ==========       =========
Outstanding units (notes 2b, 4a, and
 5): Type V.............................           --              --
                                           ==========       =========
Net asset value per unit: Type V........           --              --
                                           ==========       =========
Outstanding units (notes 2b, 4a, and
 5): Type VI............................    1,196,175         398,198
                                           ==========       =========
Net asset value per unit: Type VI.......        10.36            9.09
                                           ==========       =========
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................      667,800         162,892
                                           ==========       =========
Net asset value per unit: Type VII......        10.33            9.06
                                           ==========       =========
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................           --              --
                                           ==========       =========
Net asset value per unit: Type VIII.....           --              --
                                           ==========       =========
Outstanding units (notes 2b, 4a, and
 5): Type IX............................      391,710          95,304
                                           ==========       =========
Net asset value per unit: Type IX.......        12.51           11.84
                                           ==========       =========
Investments in securities, at cost......   24,765,949       6,433,401
                                           ==========       =========
Shares outstanding......................    2,429,828         294,318
                                           ==========       =========

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                           Statements of Operations

                                                                         AIM Variable Insurance Funds
                                         ----------------------------------------------------------------------------------
                                           AIM V.I.                    AIM V.I.    AIM V.I.   AIM V.I. AIM V.I.   AIM V.I.
                                          Aggressive     AIM V.I.      Capital      Capital     Core    Global   Government
                                            Growth     Basic Value   Appreciation Development  Equity  Utilities Securities
                                           Fund --       Fund --       Fund --      Fund --   Fund --   Fund --   Fund --
                                           Series I     Series II      Series I    Series I   Series I Series I   Series I
                                            Shares        Shares        Shares      Shares     Shares   Shares     Shares
                                         ------------ -------------- ------------ ----------- -------- --------- ----------
                                                          Period
                                          Year ended  May 1, 2003 to
                                         December 31,  December 31,
                                             2003          2003                        Year ended December 31, 2003
                                         ------------ -------------- ------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends.........     $ --             --              --        --       13         61     33,943
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...       --             --              --        --       --         --         --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type II (note 4a)......       --             --              --        --       --         --         --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type III (note 4a).....       --          8,788          75,069        --       --         --         --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IV (note 4a)......       --            398           6,941        --       --         --         --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type V (note 4a).......       14             --              67        53       15         24      6,234
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VI (note 4a)......       --          5,113         130,655        --       --         --         --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VII (note 4a).....       --          4,039          56,661        --       --         --         --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VIII (note 4a)....       --             --              --        --       --         --         --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IX (note 4a)......       --          8,524           2,749        --       --         --         --
                                             ----        -------      ----------     -----      ---     ------    -------
Net investment income (expense).........      (14)       (26,862)       (272,142)      (53)      (2)        37     27,709
                                             ----        -------      ----------     -----      ---     ------    -------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............      379         47,938      (1,081,971)      498      479     (1,163)    19,902
   Unrealized appreciation
     (depreciation).....................       99        596,743       5,682,372     1,917      188         52    (10,649)
   Capital gain distributions...........       --             --              --        --       --         --        513
                                             ----        -------      ----------     -----      ---     ------    -------
Net realized and unrealized gain (loss)
  on investments........................      478        644,681       4,600,401     2,415      667     (1,111)     9,766
                                             ----        -------      ----------     -----      ---     ------    -------
Increase (decrease) in net assets from
  operations............................     $464        617,819       4,328,259     2,362      665     (1,074)    37,475
                                             ====        =======      ==========     =====      ===     ======    =======

                                         ----------

                                          AIM V.I.
                                           Growth
                                          Fund --
                                          Series I
                                           Shares
                                         ---------




                                         ----------
Investment income and expense:
   Income -- Ordinary dividends.........        --
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...        --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type II (note 4a)......        --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type III (note 4a).....    32,020
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IV (note 4a)......     3,110
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type V (note 4a).......        --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VI (note 4a)......    75,740
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VII (note 4a).....    30,667
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VIII (note 4a)....        --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IX (note 4a)......        --
                                         ---------
Net investment income (expense).........  (141,537)
                                         ---------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............  (604,925)
   Unrealized appreciation
     (depreciation)..................... 3,139,432
   Capital gain distributions...........        --
                                         ---------
Net realized and unrealized gain (loss)
  on investments........................ 2,534,507
                                         ---------
Increase (decrease) in net assets from
  operations............................ 2,392,970
                                         =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                         AIM Variable Insurance
                                           Funds (continued)            The Alger American Fund
                                         ---------------------  ---------------------------------------
                                                                                 Alger
                                          AIM V.I.   AIM V.I.      Alger        American
                                            New      Premier      American       Small
                                         Technology   Equity       Growth    Capitalization  Growth and
                                          Fund --    Fund --    Portfolio --  Portfolio --     Income
                                          Series I   Series I     Class O       Class O     Portfolio --
                                           Shares     Shares       Shares        Shares       Class B
                                         ---------- ----------  ------------ -------------- ------------
                                                                       Year ended December 31, 2003
                                         ---------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends.........  $    --       99,257           --            --       951,792
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...       --           --       76,910        39,591         5,713
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type II (note 4a)......       --           --    1,102,344       549,127        54,748
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type III (note 4a).....       --      168,994      702,686       302,501       492,065
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IV (note 4a)......       --       15,037       90,785        38,320        73,096
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type V (note 4a).......      526           --           --            --            --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VI (note 4a)......       --      221,966           --            --       823,306
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VII (note 4a).....       --       96,147           --            --       354,386
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VIII (note 4a)....       --           --           --            --            --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IX (note 4a)......       --        2,134           --            --        26,802
                                          -------   ----------  -----------   -----------    ----------
Net investment income (expense).........     (526)    (405,021)  (1,972,725)     (929,539)     (878,324)
                                          -------   ----------  -----------   -----------    ----------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............   20,766   (2,899,513) (46,655,664)  (19,328,674)   (2,197,951)
   Unrealized appreciation
     (depreciation).....................      585   10,106,028   87,800,403    41,980,979    35,325,473
   Capital gain distributions...........       --           --           --            --            --
                                          -------   ----------  -----------   -----------    ----------
Net realized and unrealized gain (loss)
  on investments........................   21,351    7,206,515   41,144,739    22,652,305    33,127,522
                                          -------   ----------  -----------   -----------    ----------
Increase (decrease) in net assets from
  operations............................  $20,825    6,801,494   39,172,014    21,722,766    32,249,198
                                          =======   ==========  ===========   ===========    ==========

                                         AllianceBernstein Variable
                                         Products Series Fund, Inc.
                                         ------------------------



                                           Premier
                                            Growth        Quasar
                                         Portfolio --  Portfolio --
                                           Class B       Class B
                                         ------------  ------------

                                         -------------------------
Investment income and expense:
   Income -- Ordinary dividends.........          --           --
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...          --           --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type II (note 4a)......          --           --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type III (note 4a).....     128,004       24,071
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IV (note 4a)......       7,391        4,393
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type V (note 4a).......          --           --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VI (note 4a)......     187,629       45,530
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VII (note 4a).....      93,858       17,318
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VIII (note 4a)....          --           --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IX (note 4a)......       2,962           --
                                          ----------    ---------
Net investment income (expense).........    (419,844)     (91,312)
                                          ----------    ---------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............  (2,708,795)     (85,858)
   Unrealized appreciation
     (depreciation).....................   8,321,449    2,517,933
   Capital gain distributions...........          --           --
                                          ----------    ---------
Net realized and unrealized gain (loss)
  on investments........................   5,612,654    2,432,075
                                          ----------    ---------
Increase (decrease) in net assets from
  operations............................   5,192,810    2,340,763
                                          ==========    =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                         AllianceBernstein
                                             Variable
                                          Products Series  American Century
                                            Fund, Inc.         Variable                                       Eaton Vance
                                            (continued)    Portfolios, Inc.             Dreyfus             Variable Trust
                                         ----------------- ----------------  ----------------------------  ----------------
                                                                                Dreyfus
                                                                               Investment    The Dreyfus
                                                                              Portfolios-      Socially       VT
                                                              VP       VP       Emerging     Responsible   Floating-   VT
                                            Technology     Income &   Ultra     Markets      Growth Fund,    Rate    Income
                                           Portfolio --    Growth -- Fund --  Portfolio --     Inc. --      Income   Fund of
                                              Class B       Class I  Class I Initial Shares Initial Shares   Fund    Boston
                                         ----------------- --------- ------- -------------- -------------- --------- -------
                                           Period May 1,
                                              2003 to
                                           December 31,
                                               2003                          Year ended December 31, 2003
                                         ----------------- ----------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends.........     $     --           5       --         7,183          6,025     46,041       --
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...           --          --       --            --             --         --       --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type II (note 4a)......           --          --       --            --             --         --       --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type III (note 4a).....        3,031          --       --        24,707          6,444     10,221       --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IV (note 4a)......          277          --       --         6,367          1,248      2,342       --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type V (note 4a).......           --          --       --            --             --         --       --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VI (note 4a)......        2,754          31       11        46,872         61,000      3,374      256
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VII (note 4a).....          771          --       --        11,139         11,782      6,342       --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VIII (note 4a)....           --          --       --            --             --         --       --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IX (note 4a)......        3,862          --       --            --             --     11,453       --
                                             --------         ---      ---     ---------      ---------     ------    -----
Net investment income (expense).........      (10,695)        (26)     (11)      (81,902)       (74,449)    12,309     (256)
                                             --------         ---      ---     ---------      ---------     ------    -----
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............       23,538         (15)     (22)    2,471,095       (409,779)     2,989        5
   Unrealized appreciation
     (depreciation).....................      180,071         743      227       142,809      1,638,293     32,641    2,764
   Capital gain distributions...........           --          --       --            --             --         --       --
                                             --------         ---      ---     ---------      ---------     ------    -----
Net realized and unrealized gain (loss)
  on investments........................      203,609         728      205     2,613,904      1,228,514     35,630    2,769
                                             --------         ---      ---     ---------      ---------     ------    -----
Increase (decrease) in net assets from
  operations............................     $192,914         702      194     2,532,002      1,154,065     47,939    2,513
                                             ========         ===      ===     =========      =========     ======    =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                         Eaton Vance
                                          Variable
                                            Trust
                                         (continued)                          Federated Insurance Series
                                         ----------- ---------------------------------------------------------------------------
                                                     Federated                Federated   Federated
                                             VT       American               High Income High Income   Federated     Federated
                                          Worldwide   Leaders     Federated     Bond        Bond     International    Kaufmann
                                           Health    Fund II --    Capital   Fund II --  Fund II --      Small       Fund II --
                                          Sciences    Primary      Income      Primary     Service      Company       Service
                                            Fund       Shares      Fund II     Shares      Shares       Fund II        Shares
                                         ----------- ----------  ----------  ----------- ----------- ------------- --------------
                                                                                                      Period from
                                                                                                      January 1,    Period from
                                                                                                        2003 to    May 1, 2003 to
                                                                                                     November 14,   December 31,
                                                        Year ended December 31, 2003                     2003           2003
                                         ----------------------------------------------------------- ------------- --------------
Investment income and expense:
   Income -- Ordinary dividends.........  $     --    1,021,083   1,651,779   4,949,659   1,839,946           --           --
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...        --       31,768      17,766      41,221          --           --           --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type II (note 4a)......        --      619,777     254,662     581,849          --           --           --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type III (note 4a).....     7,514      242,317      78,178     339,538     166,612       17,977       12,249
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IV (note 4a)......       554       26,455       8,125      32,672      28,114        7,039        1,165
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type V (note 4a).......        --           --          --          --          --           --           --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VI (note 4a)......     9,386           --          --          --     173,573       30,190       18,384
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VII (note 4a).....     5,840           --          --          --      98,420        7,623        8,076
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VIII (note 4a)....        --           --          --          --          --           --           --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IX (note 4a)......     6,086           --          --          --       8,182          692       11,184
                                          --------   ----------  ----------  ----------   ---------    ---------      -------
Net investment income (expense).........   (29,380)     100,766   1,293,048   3,954,379   1,365,045      (63,521)     (51,058)
                                          --------   ----------  ----------  ----------   ---------    ---------      -------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............    25,467   (5,944,264) (6,877,849)  3,674,852   1,217,308    1,518,141      125,297
   Unrealized appreciation
     (depreciation).....................   224,588   20,835,057   9,915,284   5,331,295   2,861,176      236,321      648,953
   Capital gain distributions...........        --           --          --          --          --           --           --
                                          --------   ----------  ----------  ----------   ---------    ---------      -------
Net realized and unrealized gain (loss)
  on investments........................   250,055   14,890,793   3,037,435   9,006,147   4,078,484    1,754,462      774,250
                                          --------   ----------  ----------  ----------   ---------    ---------      -------
Increase (decrease) in net assets from
  operations............................  $220,675   14,991,559   4,330,483  12,960,526   5,443,529    1,690,941      723,192
                                          ========   ==========  ==========  ==========   =========    =========      =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4


                                                      Fidelity Variable Insurance Products Fund (VIP)
                                         ------------------------------------------------------------------------
                                          VIP Equity-    VIP Equity-                                      VIP
                                            Income         Income       VIP Growth     VIP Growth      Overseas
                                         Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                                         Initial Class Service Class 2 Initial Class Service Class 2 Initial Class
                                         ------------- --------------- ------------- --------------- -------------
                                                                             Year ended December 31, 2003
                                         -------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends......... $  7,475,707     1,037,729         680,699        38,762        360,068
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...      815,403            --         639,904            --        194,039
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type II (note 4a)......    3,548,369            --       1,730,084            --        276,955
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type III (note 4a).....    1,030,587       370,825         914,984       157,134        131,117
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IV (note 4a)......      100,984        50,433          73,492        27,928         20,747
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type V (note 4a).......           --            --              --            --          2,651
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VI (note 4a)......           --       463,874              --       277,979             --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VII (note 4a).....           --       265,461              --       112,712             --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VIII (note 4a)....           --            --              --            --             --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IX (note 4a)......           --        27,188              --        16,304             --
                                         ------------    ----------     -----------    ----------     ----------
Net investment income (expense).........    1,980,364      (140,052)     (2,677,765)     (553,295)      (265,441)
                                         ------------    ----------     -----------    ----------     ----------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............  (18,278,840)     (798,779)    (49,551,027)   (1,899,734)     6,142,067
   Unrealized appreciation
     (depreciation).....................  118,163,157    21,844,821     117,974,995    12,711,359     11,873,456
   Capital gain distributions...........           --            --              --            --             --
                                         ------------    ----------     -----------    ----------     ----------
Net realized and unrealized gain (loss)
  on investments........................   99,884,317    21,046,042      68,423,968    10,811,625     18,015,523
                                         ------------    ----------     -----------    ----------     ----------
Increase (decrease) in net assets from
  operations............................ $101,864,681    20,905,990      65,746,203    10,258,330     17,750,082
                                         ============    ==========     ===========    ==========     ==========

                                         Fidelity Variable Insurance
                                          Products Fund II (VIP II)
                                         --------------------------
                                         VIP II Asset     VIP II
                                          Manager/SM/  Contrafund(R)
                                         Portfolio --  Portfolio --
                                         Initial Class Initial Class
                                         ------------- -------------

                                         ---------------------------
Investment income and expense:
   Income -- Ordinary dividends.........   7,371,687     1,468,496
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...   1,516,281       299,892
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type II (note 4a)......     684,432     2,694,630
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type III (note 4a).....     217,561     1,207,722
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IV (note 4a)......      19,592       137,783
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type V (note 4a).......          --            --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VI (note 4a)......          --            --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VII (note 4a).....          --            --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VIII (note 4a)....          --            --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IX (note 4a)......          --            --
                                          ----------    ----------
Net investment income (expense).........   4,933,821    (2,871,531)
                                          ----------    ----------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............  (8,185,528)   (9,319,912)
   Unrealized appreciation
     (depreciation).....................  33,141,434    85,542,202
   Capital gain distributions...........          --            --
                                          ----------    ----------
Net realized and unrealized gain (loss)
  on investments........................  24,955,906    76,222,290
                                          ----------    ----------
Increase (decrease) in net assets from
  operations............................  29,889,727    73,350,759
                                          ==========    ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                             Fidelity
                                             Variable
                                            Insurance
                                             Products
                                         Fund II (VIP II)
                                           (continued)
                                         ---------------- ---------------
                                                              VIP III
                                                              Dynamic
                                              VIP II          Capital
                                          Contrafund(R)    Appreciation
                                           Portfolio --    Portfolio --
                                         Service Class 2  Service Class 2
                                         ---------------- ---------------
                                                            Period from
                                            Year ended    May 1, 2003 to
                                           December 31,    December 31,
                                               2003            2003
                                         ---------------- ---------------
Investment income and expense:
   Income -- Ordinary dividends.........   $   142,441            --
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...            --            --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type II (note 4a)......            --            --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type III (note 4a).....       261,626           170
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IV (note 4a)......        38,195            --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type V (note 4a).......            --            --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VI (note 4a)......       390,243           115
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VII (note 4a).....       187,583           104
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VIII (note 4a)....            --            --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IX (note 4a)......        18,532           444
                                           -----------        ------
Net investment income (expense).........      (753,738)         (833)
                                           -----------        ------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............       350,712           856
   Unrealized appreciation
     (depreciation).....................    15,167,803        13,013
   Capital gain distributions...........            --            --
                                           -----------        ------
Net realized and unrealized gain (loss)
  on investments........................    15,518,515        13,869
                                           -----------        ------
Increase (decrease) in net assets from
  operations............................   $14,764,777        13,036
                                           ===========        ======





                                         Fidelity Variable Insurance Products Fund III (VIP III)
                                         ---------------------------------------------------------------------

                                            VIP III        VIP III        VIP III      VIP III      VIP III
                                           Growth &       Growth &        Growth       Mid Cap      Mid Cap
                                            Income         Income      Opportunities Portfolio -- Portfolio --
                                         Portfolio --   Portfolio --   Portfolio --    Initial      Service
                                         Initial Class Service Class 2 Initial Class    Class       Class 2
                                         ------------- --------------- ------------- ------------ ------------



                                                             Year ended December 31, 2003
                                         --------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends.........   1,117,249        192,013        279,664         168        154,386
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...      35,865             --         16,413          --          3,413
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type II (note 4a)......     794,568             --        305,605          --         26,688
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type III (note 4a).....     462,632        101,561        140,640          --        271,313
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IV (note 4a)......      58,950         11,312         17,977          --         34,982
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type V (note 4a).......         172             --             11         313             --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VI (note 4a)......          --        135,802             --          --        573,246
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VII (note 4a).....          --         80,722             --          --        215,114
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VIII (note 4a)....          --             --             --          --             --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IX (note 4a)......          --          6,847             --          --         31,959
                                          ----------      ---------     ----------      ------     ----------
Net investment income (expense).........    (234,938)      (144,231)      (200,982)       (145)    (1,002,329)
                                          ----------      ---------     ----------      ------     ----------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............  (7,294,707)      (127,193)    (9,460,193)      1,106      1,846,594
   Unrealized appreciation
     (depreciation).....................  26,038,023      4,511,688     17,920,957      13,326     25,744,841
   Capital gain distributions...........          --             --             --          --             --
                                          ----------      ---------     ----------      ------     ----------
Net realized and unrealized gain (loss)
  on investments........................  18,743,316      4,384,495      8,460,764      14,432     27,591,435
                                          ----------      ---------     ----------      ------     ----------
Increase (decrease) in net assets from
  operations............................  18,508,378      4,240,264      8,259,782      14,287     26,589,106
                                          ==========      =========     ==========      ======     ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                          Franklin Templeton
                                          Variable Insurance
                                            Products Trust                      GE Investments Funds, Inc.
                                         --------------------- -----------------------------------------------------------
                                                    Templeton
                                         Templeton    Global
                                          Foreign     Asset
                                         Securities Allocation
                                          Fund --    Fund --    Global               International   Mid-Cap      Money
                                          Class 2    Class 2    Income     Income       Equity     Value Equity   Market
                                           Shares     Shares     Fund       Fund         Fund          Fund        Fund
                                         ---------- ---------- --------- ----------  ------------- ------------ ----------
                                                                    Year ended December 31, 2003
                                         ---------------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends.........   $  224      107       575,844  6,613,604      294,056     2,396,462   4,273,388
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...       --       --        16,991    146,308        7,839        58,835     350,535
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type II (note 4a)......       --       --       143,074  1,179,340      123,246       820,015   2,661,047
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type III (note 4a).....       --       --            --    998,391       84,840       900,228   2,818,775
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IV (note 4a)......       --       --            --    133,856       12,106        78,968     567,770
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type V (note 4a).......       --       --            --        342        2,479           187      27,565
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VI (note 4a)......      156       59            --    165,898           --       448,607     733,102
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VII (note 4a).....       --       --            --    100,962           --       186,479     299,618
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VIII (note 4a)....       --       --            --         --           --            --          --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IX (note 4a)......       --       --            --     14,228           --        15,306      37,651
                                           ------      ---     --------- ----------    ---------    ----------  ----------
Net investment income (expense).........       68       48       415,779  3,874,279       63,546      (112,163) (3,222,675)
                                           ------      ---     --------- ----------    ---------    ----------  ----------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............       27      917     1,034,176  3,455,343      712,223        50,745          --
   Unrealized appreciation
     (depreciation).....................    4,385        8       342,964 (6,487,793)   8,710,030    48,691,534          --
   Capital gain distributions...........       --       --            --  2,669,616           --            --          --
                                           ------      ---     --------- ----------    ---------    ----------  ----------
Net realized and unrealized gain (loss)
  on investments........................    4,412      925     1,377,140   (362,834)   9,422,253    48,742,279          --
                                           ------      ---     --------- ----------    ---------    ----------  ----------
Increase (decrease) in net assets from
  operations............................   $4,480      973     1,792,919  3,511,445    9,485,799    48,630,116  (3,222,675)
                                           ======      ===     ========= ==========    =========    ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                GE Investments Funds, Inc. (continued)
                                         ------------------------------------------------------------------------------------
                                           Premier    Real Estate               Small-Cap                             Value
                                           Growth     Securities   S&P 500(R)     Value    Total Return U.S. Equity   Equity
                                         Equity Fund     Fund      Index Fund  Equity Fund     Fund        Fund        Fund
                                         -----------  ----------- -----------  ----------- ------------ ----------- ---------
                                                                     Year ended December 31, 2003
                                         ------------------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends......... $   198,767   2,652,130    6,403,875      40,187    2,327,513     872,161    331,489
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...      18,214      52,938      194,867       1,151      111,546      12,831         --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type II (note 4a)......     329,070     608,285    3,284,869      14,799      883,475     373,277         --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type III (note 4a).....     615,632     310,833    1,875,256     220,310      520,410     504,742     89,091
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IV (note 4a)......      77,140      25,422      212,091      31,612       49,460      50,484     33,569
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type V (note 4a).......         519         749        1,148          --          483         316         --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VI (note 4a)......     272,295       9,591      762,029     374,676       43,924     223,481    137,067
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VII (note 4a).....     100,939       4,414      341,322     142,223       18,699     133,718     73,807
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VIII (note 4a)....          --          --           --          --      325,187          --         --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IX (note 4a)......      24,333       7,578       45,843      15,287       63,255       9,600      5,880
                                         -----------  ----------  -----------  ----------   ----------  ----------  ---------
Net investment income (expense).........  (1,239,375)  1,632,320     (313,550)   (759,871)     311,074    (436,288)    (7,925)
                                         -----------  ----------  -----------  ----------   ----------  ----------  ---------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............  (1,354,467)  2,946,152  (47,389,162)        889   (1,807,460) (4,360,761)  (179,926)
   Unrealized appreciation
     (depreciation).....................  25,927,068  13,185,479  158,355,697  13,296,441   26,987,569  22,237,895  4,879,388
   Capital gain distributions...........          --   3,906,271           --          --           --          --         --
                                         -----------  ----------  -----------  ----------   ----------  ----------  ---------
Net realized and unrealized gain (loss)
  on investments........................  24,572,601  20,037,902  110,966,535  13,297,330   25,180,109  17,877,134  4,699,462
                                         -----------  ----------  -----------  ----------   ----------  ----------  ---------
Increase (decrease) in net assets from
  operations............................ $23,333,226  21,670,222  110,652,985  12,537,459   25,491,183  17,440,846  4,691,537
                                         ===========  ==========  ===========  ==========   ==========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                  Greenwich
                                                        Goldman Sachs Variable  Street Series
                                                            Insurance Trust          Fund
                                                        ----------------------  --------------
                                                                                   Salomon
                                                                                   Brothers
                                                         Goldman                   Variable
                                                          Sachs      Goldman       Emerging
                                                        Growth and    Sachs         Growth
                                                          Income     Mid Cap       Fund --
                                                           Fund     Value Fund     Class II
                                                        ----------  ----------  --------------
                                                                                 Period from
                                                                                May 1, 2003 to
                                                              Year ended         December 31,
                                                           December 31, 2003         2003
                                                        ----------------------  --------------
Investment income and expense:
   Income -- Ordinary dividends........................ $  262,659   1,239,661          --
   Expenses -- Mortality and expense risk charges --
     Type I (note 4a)..................................      7,514     107,328          --
   Expenses -- Mortality and expense risk charges and
     administrative expenses -- Type II (note 4a)......    129,792     966,576          --
   Expenses -- Mortality and expense risk charges and
     administrative expenses -- Type III (note 4a).....    120,257     888,174       2,731
   Expenses -- Mortality and expense risk charges and
     administrative expenses -- Type IV (note 4a)......     16,273      76,365         376
   Expenses -- Mortality and expense risk charges and
     administrative expenses -- Type V (note 4a).......         --          --          --
   Expenses -- Mortality and expense risk charges and
     administrative expenses -- Type VI (note 4a)......         --          --       7,139
   Expenses -- Mortality and expense risk charges and
     administrative expenses -- Type VII (note 4a).....         --          --       3,129
   Expenses -- Mortality and expense risk charges and
     administrative expenses -- Type VIII (note 4a)....         --          --          --
   Expenses -- Mortality and expense risk charges and
     administrative expenses -- Type IX (note 4a)......         --          --       1,786
                                                        ----------  ----------     -------
Net investment income (expense)........................    (11,177)   (798,782)    (15,161)
                                                        ----------  ----------     -------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)............................   (508,336)  5,486,781     105,500
   Unrealized appreciation (depreciation)..............  4,377,331  26,662,384     170,701
   Capital gain distributions..........................         --   1,627,201          --
                                                        ----------  ----------     -------
Net realized and unrealized gain (loss) on investments.  3,868,995  33,776,366     276,201
                                                        ----------  ----------     -------
Increase (decrease) in net assets from operations...... $3,857,818  32,977,584     261,040
                                                        ==========  ==========     =======


                                                                         Janus Aspen Series
                                                        ----------------------------------------------------


                                                                                      Capital      Capital
                                                          Balanced      Balanced   Appreciation  Appreciation
                                                        Portfolio --  Portfolio -- Portfolio --  Portfolio --
                                                        Institutional   Service    Institutional   Service
                                                           Shares        Shares       Shares        Shares
                                                        ------------- ------------ ------------- ------------



                                                                    Year ended December 31, 2003
                                                        ----------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends........................    9,067,340    1,988,057       755,439       47,296
   Expenses -- Mortality and expense risk charges --
     Type I (note 4a)..................................      319,635           --        82,722           --
   Expenses -- Mortality and expense risk charges and
     administrative expenses -- Type II (note 4a)......    3,598,632           --     1,128,927           --
   Expenses -- Mortality and expense risk charges and
     administrative expenses -- Type III (note 4a).....    1,928,219      385,130     1,029,292       82,107
   Expenses -- Mortality and expense risk charges and
     administrative expenses -- Type IV (note 4a)......      156,130       51,894        85,696       11,849
   Expenses -- Mortality and expense risk charges and
     administrative expenses -- Type V (note 4a).......           --           --            16           --
   Expenses -- Mortality and expense risk charges and
     administrative expenses -- Type VI (note 4a)......           --      784,006            --      156,267
   Expenses -- Mortality and expense risk charges and
     administrative expenses -- Type VII (note 4a).....           --      365,850            --       49,091
   Expenses -- Mortality and expense risk charges and
     administrative expenses -- Type VIII (note 4a)....           --           --            --           --
   Expenses -- Mortality and expense risk charges and
     administrative expenses -- Type IX (note 4a)......           --       16,724            --        3,401
                                                         -----------   ----------   -----------   ----------
Net investment income (expense)........................    3,064,724      384,453    (1,571,214)    (255,419)
                                                         -----------   ----------   -----------   ----------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)............................  (16,074,600)    (413,469)  (36,132,244)  (1,598,692)
   Unrealized appreciation (depreciation)..............   61,535,869   12,238,875    64,861,360    5,163,850
   Capital gain distributions..........................           --           --            --           --
                                                         -----------   ----------   -----------   ----------
Net realized and unrealized gain (loss) on investments.   45,461,269   11,825,406    28,729,116    3,565,158
                                                         -----------   ----------   -----------   ----------
Increase (decrease) in net assets from operations......   48,525,993   12,209,859    27,157,902    3,309,739
                                                         ===========   ==========   ===========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                         Janus Aspen Series (continued)
                                         --------------------------------------------------------------------------------
                                                         Flexible    Global Life     Global
                                          Core Equity     Income       Sciences    Technology     Growth        Growth
                                         Portfolio --  Portfolio --  Portfolio -- Portfolio -- Portfolio --  Portfolio --
                                         Institutional Institutional   Service      Service    Institutional   Service
                                            Shares        Shares        Shares       Shares       Shares        Shares
                                         ------------- ------------- ------------ ------------ ------------- ------------
                                                                          Year ended December 31, 2003
                                         --------------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends.........     $   4       4,154,839            --           --       200,385           --
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...        --          69,846         5,469       10,705       313,974           --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type II (note 4a)......        --         804,709        58,345       56,128     1,874,355           --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type III (note 4a).....        --         458,482        85,360       73,730     1,033,018       69,363
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IV (note 4a)......        --          38,725         8,613       11,782       107,810        9,679
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type V (note 4a).......        19           5,311            --           --            --           --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VI (note 4a)......        --              --        52,070       42,404            --      137,641
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VII (note 4a).....        --              --        11,813       15,659            --       51,408
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VIII (note 4a)....        --              --            --           --            --           --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IX (note 4a)......        --              --            --           --            --           --
                                             -----      ----------    ----------   ----------   -----------   ----------
Net investment income (expense).........       (15)      2,777,766      (221,670)    (210,408)   (3,128,772)    (268,091)
                                             -----      ----------    ----------   ----------   -----------   ----------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............      (130)      3,102,986    (2,111,851)  (5,562,604)  (52,859,279)  (2,547,271)
   Unrealized appreciation
     (depreciation).....................       687      (1,204,733)    5,642,778   10,882,379   117,113,119    7,296,628
   Capital gain distributions...........        --              --            --           --            --           --
                                             -----      ----------    ----------   ----------   -----------   ----------
Net realized and unrealized gain (loss)
  on investments........................       557       1,898,253     3,530,927    5,319,775    64,253,840    4,749,357
                                             -----      ----------    ----------   ----------   -----------   ----------
Increase (decrease) in net assets from
  operations............................     $ 542       4,676,019     3,309,257    5,109,367    61,125,068    4,481,266
                                             =====      ==========    ==========   ==========   ===========   ==========

                                         -------------
                                         International
                                            Growth
                                         Portfolio --
                                         Institutional
                                            Shares
                                         -------------

                                         -------------
Investment income and expense:
   Income -- Ordinary dividends.........    1,071,063
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...       61,525
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type II (note 4a)......      752,573
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type III (note 4a).....      375,618
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IV (note 4a)......       61,843
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type V (note 4a).......        2,045
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VI (note 4a)......           --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VII (note 4a).....           --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VIII (note 4a)....           --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IX (note 4a)......           --
                                          -----------
Net investment income (expense).........     (182,541)
                                          -----------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............  (12,495,460)
   Unrealized appreciation
     (depreciation).....................   38,222,502
   Capital gain distributions...........           --
                                          -----------
Net realized and unrealized gain (loss)
  on investments........................   25,727,042
                                          -----------
Increase (decrease) in net assets from
  operations............................   25,544,501
                                          ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4


                                                           Janus Aspen Series (continued)
                                         ------------------------------------------------------------------
                                         International    Mid Cap      Mid Cap      Worldwide    Worldwide
                                            Growth        Growth        Growth       Growth        Growth
                                         Portfolio --  Portfolio --  Portfolio -- Portfolio --  Portfolio --
                                            Service    Institutional   Service    Institutional   Service
                                            Shares        Shares        Shares       Shares        Shares
                                         ------------- ------------- ------------ ------------- ------------
                                                                        Year ended December 31, 2003
                                         -------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends.........  $  220,121             --           --     3,100,897      183,249
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...          --        136,564           --       397,934           --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type II (note 4a)......          --        987,377           --     2,598,030           --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type III (note 4a).....      61,766        642,594       51,289       871,216       87,166
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IV (note 4a)......      46,906         75,830        5,981       106,860       12,998
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type V (note 4a).......          --             --           --            --           --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VI (note 4a)......     140,995             --      100,407            --      170,862
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VII (note 4a).....      44,271             --       26,567            --       69,657
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VIII (note 4a)....          --             --           --            --           --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IX (note 4a)......       4,154             --           --            --           --
                                          ----------   ------------   ----------   -----------   ----------
Net investment income (expense).........     (77,971)    (1,842,365)    (184,244)     (873,143)    (157,434)
                                          ----------   ------------   ----------   -----------   ----------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............   3,101,834   (107,125,873)  (1,263,523)  (65,238,753)  (2,222,890)
   Unrealized appreciation
     (depreciation).....................   4,835,337    145,894,301    4,865,717   121,705,488    6,825,872
   Capital gain distributions...........          --             --           --            --           --
                                          ----------   ------------   ----------   -----------   ----------
Net realized and unrealized gain (loss)
  on investments........................   7,937,171     38,768,428    3,602,194    56,466,735    4,602,982
                                          ----------   ------------   ----------   -----------   ----------
Increase (decrease) in net assets from
  operations............................  $7,859,200     36,926,063    3,417,950    55,593,592    4,445,548
                                          ==========   ============   ==========   ===========   ==========

                                               J.P. Morgan
                                             Series Trust II
                                         ----------------------


                                                   International
                                           Bond    Opportunities
                                         Portfolio   Portfolio
                                         --------- -------------

                                         -----------------------
Investment income and expense:
   Income -- Ordinary dividends.........    883         --
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...     --         --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type II (note 4a)......     --         --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type III (note 4a).....     --         --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IV (note 4a)......     --         --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type V (note 4a).......     --         --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VI (note 4a)......    387          2
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VII (note 4a).....     --         --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VIII (note 4a)....     --         --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IX (note 4a)......     --         --
                                           ----         --
Net investment income (expense).........    496         (2)
                                           ----         --
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............    (53)         3
   Unrealized appreciation
     (depreciation).....................   (437)        51
   Capital gain distributions...........    624         --
                                           ----         --
Net realized and unrealized gain (loss)
  on investments........................    134         54
                                           ----         --
Increase (decrease) in net assets from
  operations............................    630         52
                                           ====         ==

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                         J.P. Morgan
                                           Series
                                          Trust II
                                         (continued)                 MFS(R) Variable Insurance Trust
                                         ----------- ---------------------------------------------------------------
                                                        MFS(R)       MFS(R)       MFS(R)       MFS(R)
                                                      Investors    Investors       New         Total        MFS(R)
                                                     Growth Stock    Trust      Discovery      Return     Utilities
                                           Mid Cap    Series --    Series --    Series --    Series --    Series --
                                            Value      Service      Service      Service      Service      Service
                                          Portfolio  Class Shares Class Shares Class Shares Class Shares Class Shares
                                         ----------- ------------ ------------ ------------ ------------ ------------
                                                                 Year ended December 31, 2003
                                         ---------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends.........   $   60             --      70,720           --        416        416,686
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...       --             --          --        1,043         --             --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type II (note 4a)......       --             --          --       17,145         --             --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type III (note 4a).....       --         65,616      64,628      132,304         --         82,442
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IV (note 4a)......       --         12,612      11,163       13,113         --          5,792
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type V (note 4a).......       --             --          --           --         --             --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VI (note 4a)......      231        172,359     119,187      192,070        301        152,819
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VII (note 4a).....       --         56,913      51,693       65,859         --         67,882
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VIII (note 4a)....       --             --          --           --         --             --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IX (note 4a)......       --          8,505       4,200        9,313         --          5,154
                                           ------     ----------   ---------    ---------      -----      ---------
Net investment income (expense).........     (171)      (316,005)   (180,151)    (430,847)       115        102,597
                                           ------     ----------   ---------    ---------      -----      ---------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............      985     (1,581,632)   (442,323)      17,066         21       (916,779)
   Unrealized appreciation
     (depreciation).....................    3,794      5,732,067   3,758,246    7,603,890      3,712      6,765,881
   Capital gain distributions...........       --             --          --           --         --             --
                                           ------     ----------   ---------    ---------      -----      ---------
Net realized and unrealized gain (loss)
  on investments........................    4,779      4,150,435   3,315,923    7,620,956      3,733      5,849,102
                                           ------     ----------   ---------    ---------      -----      ---------
Increase (decrease) in net assets from
  operations............................   $4,608      3,834,430   3,135,772    7,190,109      3,848      5,951,699
                                           ======     ==========   =========    =========      =====      =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                               Nations Separate
                                                 Account Trust                       Oppenheimer Variable Account Funds
                                         ----------------------------  -------------------------------------------------
                                                                                    Oppenheimer
                                                           Nations                  Aggressive
                                            Nations        Marsico     Oppenheimer    Growth                Oppenheimer
                                            Marsico     International  Aggressive   Fund/VA --  Oppenheimer   Capital
                                             Growth     Opportunities    Growth       Service      Bond     Appreciation
                                           Portfolio      Portfolio      Fund/VA      Shares      Fund/VA     Fund/VA
                                         -------------- -------------- -----------  ----------- ----------- ------------
                                          Period from    Period from
                                         May 1, 2003 to May 1, 2003 to
                                          December 31,   December 31,
                                              2003           2003                       Year ended December 31, 2003
                                         -------------- -------------- -------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends.........   $       --          304              --        --     7,551,324      658,915
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...           --           --         290,069        --       125,647      250,787
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type II (note 4a)......           --           --         826,750        --     1,068,662    1,458,984
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type III (note 4a).....        7,144        4,718         288,020     3,346       532,879      593,462
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IV (note 4a)......        1,948        1,530          27,801       150        40,983       71,647
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type V (note 4a).......           --           --              --        --            --           --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VI (note 4a)......       20,908        8,513              --     1,976            --           --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VII (note 4a).....       20,699        6,530              --     1,362            --           --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VIII (note 4a)....           --           --              --        --            --           --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IX (note 4a)......       15,087        6,436              --     2,421            --           --
                                           ----------      -------     -----------    ------     ---------  -----------
Net investment income (expense).........      (65,786)     (27,423)     (1,432,640)   (9,255)    5,783,153   (1,715,965)
                                           ----------      -------     -----------    ------     ---------  -----------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............      105,009      191,396     (46,670,609)   16,228       994,550  (17,481,761)
   Unrealized appreciation
     (depreciation).....................      939,883      754,103      70,135,856    48,911      (401,178)  62,718,810
   Capital gain distributions...........           --           --              --        --            --           --
                                           ----------      -------     -----------    ------     ---------  -----------
Net realized and unrealized gain (loss)
  on investments........................    1,044,892      945,499      23,465,247    65,139       593,372   45,237,049
                                           ----------      -------     -----------    ------     ---------  -----------
Increase (decrease) in net assets from
  operations............................   $  979,106      918,076      22,032,607    55,884     6,376,525   43,521,084
                                           ==========      =======     ===========    ======     =========  ===========


                                         ------------
                                         Oppenheimer
                                           Capital
                                         Appreciation
                                          Fund/VA --
                                           Service
                                            Shares
                                         ------------




                                         ------------
Investment income and expense:
   Income -- Ordinary dividends.........        26
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...        --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type II (note 4a)......        --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type III (note 4a).....     8,191
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IV (note 4a)......     1,604
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type V (note 4a).......        --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VI (note 4a)......     7,477
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VII (note 4a).....     4,261
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VIII (note 4a)....        --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IX (note 4a)......     8,873
                                           -------
Net investment income (expense).........   (30,380)
                                           -------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............    65,638
   Unrealized appreciation
     (depreciation).....................   544,217
   Capital gain distributions...........        --
                                           -------
Net realized and unrealized gain (loss)
  on investments........................   609,855
                                           -------
Increase (decrease) in net assets from
  operations............................   579,475
                                           =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                                          PBHG Insurance
                                                Oppenheimer Variable Account Funds (continued)           Series Fund, Inc.
                                         -----------------------------------------------------------  ----------------------
                                         Oppenheimer                          Oppenheimer
                                           Global                 Oppenheimer Main Street
                                         Securities               Main Street  Small Cap  Oppenheimer                PBHG
                                         Fund/VA --   Oppenheimer Fund/VA --  Fund/VA --   Multiple      PBHG      Large Cap
                                           Service    High Income   Service     Service   Strategies   Growth II    Growth
                                           Shares       Fund/VA     Shares      Shares      Fund/VA    Portfolio   Portfolio
                                         -----------  ----------- ----------- ----------- ----------- ----------  ----------
                                                                     Year ended December 31, 2003
                                         -----------------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends......... $   250,792   7,505,733     303,721         --    2,110,900          --          --
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...          --     185,283          --         --      169,733      11,318      17,746
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type II (note 4a)......          --     927,985          --         --      529,415     184,374     244,870
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type III (note 4a).....     172,956     324,327     142,682      7,537      235,687          --          --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IV (note 4a)......      37,089      46,587      23,644      1,595       19,462          --          --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type V (note 4a).......          --          --          --         --           --          --          --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VI (note 4a)......     365,391          --     298,781     11,001           --          --          --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VII (note 4a).....     114,745          --     147,134      9,802           --          --          --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VIII (note 4a)....          --          --          --         --           --          --          --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IX (note 4a)......      17,151          --      10,469      8,491           --          --          --
                                         -----------  ----------  ----------    -------   ----------  ----------  ----------
Net investment income (expense).........    (456,540)  6,021,551    (318,989)   (38,426)   1,156,603    (195,692)   (262,616)
                                         -----------  ----------  ----------    -------   ----------  ----------  ----------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............       6,406  (7,648,698)   (674,767)   244,204   (2,654,977) (1,883,145) (8,228,688)
   Unrealized appreciation
     (depreciation).....................  18,054,212  22,851,165  10,382,149    735,614   15,883,735   5,011,706  13,355,969
   Capital gain distributions...........          --          --          --         --           --          --          --
                                         -----------  ----------  ----------    -------   ----------  ----------  ----------
Net realized and unrealized gain (loss)
  on investments........................  18,060,618  15,202,467   9,707,382    979,818   13,228,758   3,128,561   5,127,281
                                         -----------  ----------  ----------    -------   ----------  ----------  ----------
Increase (decrease) in net assets from
  operations............................ $17,604,078  21,224,018   9,388,393    941,392   14,385,361   2,932,869   4,864,665
                                         ===========  ==========  ==========    =======   ==========  ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                       PIMCO Variable Insurance Trust
                                         ----------------------------------------------------------
                                                                       Long-Term U.S.
                                          Foreign Bond    High Yield     Government    Total Return
                                          Portfolio --   Portfolio --   Portfolio --   Portfolio --
                                         Administrative Administrative Administrative Administrative
                                          Class Shares   Class Shares   Class Shares   Class Shares
                                         -------------- -------------- -------------- --------------



                                                        Year ended December 31, 2003
                                         ----------------------------------------------------------
Investment income and expense:
 Income -- Ordinary dividends...........   $ 290,661       4,492,276      2,416,764     6,030,061
 Expenses -- Mortality and expense risk
   charges -- Type I (note 4a)..........          --              --             --         2,021
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................          --              --             --        69,678
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4a)................      54,049         283,311        413,349       799,819
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type IV (note 4a).................       5,215          39,108         45,845       176,488
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type V (note 4a)..................          --              --             --            --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................      82,491         416,825        480,759     1,420,100
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VII (note 4a)................      30,030         207,140        293,375       813,414
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VIII (note 4a)...............          --              --             --            --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type IX (note 4a).................          --          30,970         15,488        57,515
                                           ---------      ----------     ----------     ---------
Net investment income (expense).........     118,876       3,514,922      1,167,948     2,691,026
                                           ---------      ----------     ----------     ---------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............      96,041       1,772,986        610,025     1,792,216
 Unrealized appreciation (depreciation).    (202,048)      6,070,757     (1,489,148)     (208,896)
 Capital gain distributions.............          --              --      1,107,205     1,947,400
                                           ---------      ----------     ----------     ---------
Net realized and unrealized gain (loss)
 on investments.........................    (106,007)      7,843,743        228,082     3,530,720
                                           ---------      ----------     ----------     ---------
Increase (decrease) in net assets from
 operations.............................   $  12,869      11,358,665      1,396,030     6,221,746
                                           =========      ==========     ==========     =========

                                                     The Prudential Series Fund, Inc.
                                         --------------------------------------------------------
                                                                        SP Jennison  SP Prudential
                                            Jennison       Jennison    International U.S. Emerging
                                          Portfolio --   20/20 Focus      Growth        Growth
                                            Class II     Portfolio --  Portfolio --  Portfolio --
                                             Shares        Class II      Class II      Class II
                                         -------------- -------------- ------------- -------------
                                          Period from    Period from
                                         May 1, 2003 to May 1, 2003 to
                                          December 31,   December 31,          Year ended
                                              2003           2003           December 31, 2003
                                         -------------- -------------- --------------------------
Investment income and expense:
 Income -- Ordinary dividends...........         --             --             --           --
 Expenses -- Mortality and expense risk
   charges -- Type I (note 4a)..........         --             --             --           --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................         --             --             --           --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4a)................      1,669            418          1,235        1,062
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type IV (note 4a).................         38             --             --           --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type V (note 4a)..................         --             --             --           --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................         50             75             --           --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VII (note 4a)................         23             61             --           --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VIII (note 4a)...............         --             --             --           --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type IX (note 4a).................        317             32             --           --
                                             ------         ------        -------       ------
Net investment income (expense).........     (2,097)          (586)        (1,235)      (1,062)
                                             ------         ------        -------       ------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............     (1,818)           635        115,131       (1,092)
 Unrealized appreciation (depreciation).     35,176         14,101           (174)      24,293
 Capital gain distributions.............         --             --             --           --
                                             ------         ------        -------       ------
Net realized and unrealized gain (loss)
 on investments.........................     33,358         14,736        114,957       23,201
                                             ------         ------        -------       ------
Increase (decrease) in net assets from
 operations.............................     31,261         14,150        113,722       22,139
                                             ======         ======        =======       ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                           Rydex                                                        Scudder
                                          Variable                                                      Variable
                                           Trust       Salomon Brothers Variable Series Funds, Inc     Series II
                                         ----------  -----------------------------------------------  ------------
                                                                                 Salomon    Salomon
                                                       Salomon                  Brothers    Brothers    Scudder
                                                      Brothers      Salomon     Variable    Variable   Technology
                                                      Variable      Brothers    Strategic    Total       Growth
                                                      Investors   Variable All    Bond       Return   Portfolio --
                                            OTC        Fund --    Cap Fund --    Fund --    Fund --     Class B
                                            Fund       Class I      Class II     Class I    Class I      Shares
                                         ----------  ----------  -------------- ---------  ---------  ------------
                                                                  Period from
                                                                 May 1, 2003 to
                                               Year ended         December 31,              Year ended
                                            December 31, 2003         2003              December 31, 2003
                                         ----------------------  -------------- ---------------------------------
Investment income and expense:
 Income -- Ordinary dividends........... $       --     662,501          --     2,665,273    282,972       --
 Expenses -- Mortality and expense risk
   charges -- Type I (note 4a)..........         --      43,137          --        35,258      5,473       --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................         --     247,412          --       348,672    107,988       --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4a)................     28,026     335,801       5,751       348,009    134,025       --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type IV (note 4a).................      2,479      29,598         190        39,412      9,295       --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type V (note 4a)..................         --          --          --            --         --       --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................     65,885          --      11,487            --         --        7
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VII (note 4a)................     28,758          --       8,470            --         --       --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VIII (note 4a)...............         --          --          --            --         --       --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type IX (note 4a).................      3,937          --       3,338            --         --       --
                                         ----------  ----------     -------     ---------  ---------      ---
Net investment income (expense).........   (129,085)      6,553     (29,236)    1,893,922     26,191       (7)
                                         ----------  ----------     -------     ---------  ---------      ---
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............   (880,952) (3,305,045)     50,864     3,320,791     (4,660)       2
 Unrealized appreciation (depreciation).  3,894,505  15,342,042     632,103      (476,633) 2,108,750      218
 Capital gain distributions.............         --          --          --     1,117,503    215,308       --
                                         ----------  ----------     -------     ---------  ---------      ---
Net realized and unrealized gain (loss)
 on investments.........................  3,013,553  12,036,997     682,967     3,961,661  2,319,398      220
                                         ----------  ----------     -------     ---------  ---------      ---
Increase (decrease) in net assets from
 operations............................. $2,884,468  12,043,550     653,731     5,855,583  2,345,589      213
                                         ==========  ==========     =======     =========  =========      ===

                                              Van Kampen Life
                                             Investment Trust
                                         ------------------------


                                                        Emerging
                                           Comstock      Growth
                                         Portfolio -- Portfolio --
                                           Class II     Class II
                                            Shares       Shares
                                         ------------ ------------


                                                Year ended
                                             December 31, 2003
                                         ------------------------
Investment income and expense:
 Income -- Ordinary dividends...........     48,121          --
 Expenses -- Mortality and expense risk
   charges -- Type I (note 4a)..........         --          --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................         --          --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4a)................     21,717       4,769
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type IV (note 4a).................      5,503         361
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type V (note 4a)..................         --          --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................     96,293      30,687
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VII (note 4a)................     66,503      14,770
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VIII (note 4a)...............         --          --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type IX (note 4a).................     16,846       4,833
                                          ---------     -------
Net investment income (expense).........   (158,741)    (55,420)
                                          ---------     -------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............    432,826      82,607
 Unrealized appreciation (depreciation).  3,776,299     751,563
 Capital gain distributions.............         --          --
                                          ---------     -------
Net realized and unrealized gain (loss)
 on investments.........................  4,209,125     834,170
                                          ---------     -------
Increase (decrease) in net assets from
 operations.............................  4,050,384     778,750
                                          =========     =======

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statements of Changes in Net Assets

                                                                            AIM Variable Insurance Funds
                                             ------------------------------------------------------------------------------
                                             AIM V.I. Aggressive  AIM V.I. Basic      AIM V.I. Capital     AIM V.I. Capital
                                                  Growth               Value            Appreciation        Appreciation
                                             Fund -- Series I    Fund -- Series II    Fund -- Series I     Fund -- Series I
                                                  Shares              Shares               Shares              Shares
                                             ------------------  ----------------- ----------------------  --------------
                                                                    Period from
                                                Year ended          May 1, 2003          Year ended          Year ended
                                               December 31,       to December 31,       December 31,        December 31,
                                             ------------------  ----------------- ----------------------  --------------
                                               2003      2002          2003           2003        2002      2003     2002
                                             -------   -------   ----------------- ----------  ----------  ------   ------
Increase (decrease) in net assets
From operations:
   Net investment income (expense).......... $   (14)     (114)        (26,862)      (272,142)   (228,447)    (53)     (36)
   Net realized gain (loss) on
     investments............................     379    (9,943)         47,938     (1,081,971) (1,252,886)    498       (3)
   Unrealized appreciation
     (depreciation) on investments..........      99      (455)        596,743      5,682,372  (2,886,768)  1,917   (1,020)
   Capital gain distributions...............      --        --              --             --          --      --       --
                                             -------   -------       ---------     ----------  ----------  ------   ------
       Increase (decrease) in net
         assets from operations.............     464   (10,512)        617,819      4,328,259  (4,368,101)  2,362   (1,059)
                                             -------   -------       ---------     ----------  ----------  ------   ------
From capital transactions:
   Net premiums.............................     365       705       4,484,538      3,785,769   3,361,198      --       --
   Transfers (to) from the general
     account of GE Life & Annuity:
     Death benefits.........................      --        --              --       (215,136)    (90,500)     --       --
     Surrenders.............................  (1,341)     (244)        (44,613)      (898,247)   (936,488)   (150)      --
     Cost of insurance and
       administrative expense (note 4a).....      --       705            (461)       (27,925)    (13,304)     --       --
     Capital contribution...................      --        --              --             --          --      --       --
     Transfers (to) from the Guarantee
       Account..............................    (237)     (702)        480,422        778,186   3,541,435  (4,000)       2
     Transfers (to) from other
       subaccounts..........................      31     2,859       2,105,947     (1,077,472) (1,856,784)  2,216      866
                                             -------   -------       ---------     ----------  ----------  ------   ------
       Increase (decrease) in net
         assets from capital
         transactions (note 5)..............  (1,182)    3,323       7,025,833      2,345,175   4,005,557  (1,934)     868
                                             -------   -------       ---------     ----------  ----------  ------   ------
Increase (decrease) in net assets...........    (718)   (7,189)      7,643,652      6,673,434    (362,544)    428     (191)
Net assets at beginning of year.............   1,842     9,031              --     15,429,711  15,792,255   4,711    4,902
                                             -------   -------       ---------     ----------  ----------  ------   ------
Net assets at end of period................. $ 1,124     1,842       7,643,652     22,103,145  15,429,711   5,139    4,711
                                             =======   =======       =========     ==========  ==========  ======   ======
Changes in units (note 5):
   Units purchased..........................      60       600         597,699        749,588   1,301,411     134      117
   Units redeemed...........................    (241)   (1,571)         (5,274)      (377,492)   (546,194)   (251)      --
                                             -------   -------       ---------     ----------  ----------  ------   ------
   Net increase (decrease) in units
     from capital transactions with
     contract owners during the years
     or lesser period ended
     December 31, 2003 and 2002.............    (181)     (971)        592,425        372,096     755,217    (117)     117
                                             =======   =======       =========     ==========  ==========  ======   ======

                                             ---------------
                                             AIM V.I. Core
                                                 Equity
                                             Fund -- Series I
                                                 Shares
                                             ---------------

                                               Year ended
                                              December 31,
                                             ---------------
                                              2003     2002
                                             ------   -----
Increase (decrease) in net assets
From operations:
   Net investment income (expense)..........     (2)     --
   Net realized gain (loss) on
     investments............................    479     (15)
   Unrealized appreciation
     (depreciation) on investments..........    188     (94)
   Capital gain distributions...............     --      --
                                             ------   -----
       Increase (decrease) in net
         assets from operations.............    665    (109)
                                             ------   -----
From capital transactions:
   Net premiums.............................  1,534   1,088
   Transfers (to) from the general
     account of GE Life & Annuity:
     Death benefits.........................     --      --
     Surrenders.............................     --      --
     Cost of insurance and
       administrative expense (note 4a).....     --      --
     Capital contribution...................     --      --
     Transfers (to) from the Guarantee
       Account..............................  1,409      --
     Transfers (to) from other
       subaccounts.......................... (3,614)    155
                                             ------   -----
       Increase (decrease) in net
         assets from capital
         transactions (note 5)..............   (671)  1,243
                                             ------   -----
Increase (decrease) in net assets...........     (6)  1,134
Net assets at beginning of year.............  1,404     270
                                             ------   -----
Net assets at end of period.................  1,398   1,404
                                             ======   =====
Changes in units (note 5):
   Units purchased..........................    204     201
   Units redeemed...........................   (250)     --
                                             ------   -----
   Net increase (decrease) in units
     from capital transactions with
     contract owners during the years
     or lesser period ended
     December 31, 2003 and 2002.............    (46)    201
                                             ======   =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                 AIM Variable Insurance Funds (continued)
                                             -------------------------------------------------------------------------------
                                             AIM V.I. Global                                                    AIM V.I. New
                                                Utilities      AIM V.I. Government        AIM V.I. Growth        Technology
                                             Fund -- Series I       Securities           Fund -- Series I     Fund -- Series I
                                                 Shares       Fund -- Series I Shares         Shares               Shares
                                             --------------   ---------------------   ----------------------  ----------------
                                               Year ended           Year ended              Year ended           Year ended
                                              December 31,         December 31,            December 31,         December 31,
                                             --------------   ---------------------   ----------------------  ----------------
                                               2003     2002     2003         2002       2003        2002       2003     2002
                                             -------   -----  ----------   ---------  ----------  ----------  -------  -------
Increase (decrease) in net assets
From operations:
   Net investment income (expense).......... $    37      42      27,709      (3,334)   (141,537)   (124,544)    (526)    (198)
   Net realized gain (loss) on
     investments............................  (1,163)    102      19,902      36,073    (604,925) (1,059,055)  20,766  (41,968)
   Unrealized appreciation
     (depreciation) on investments..........      52    (526)    (10,649)      3,187   3,139,432  (1,949,608)     585   26,317
   Capital gain distributions...............      --      --         513          --          --          --       --       --
                                             -------   -----  ----------   ---------  ----------  ----------  -------  -------
       Increase (decrease) in net
         assets from operations.............  (1,074)   (382)     37,475      35,926   2,392,970  (3,133,207)  20,825  (15,849)
                                             -------   -----  ----------   ---------  ----------  ----------  -------  -------
From capital transactions:
   Net premiums.............................      90     855         300       1,935     890,810   2,122,936    8,569   15,994
   Transfers (to) from the general
     account of GE Life & Annuity:
     Death benefits.........................      --      --          --          --     (46,157)    (30,397)      --       --
     Surrenders.............................    (140)     --    (998,525)   (508,186)   (464,715)   (398,150)    (226)    (375)
     Cost of insurance and
       administrative expense (note 4a).....      --      --          --          --     (14,823)     (7,906)      --       --
     Capital contribution...................      --      --          --          --          --          --       --       --
     Transfers (to) from the Guarantee
       Account..............................  (1,829)      2  (1,401,312)        109     568,272   2,011,516   32,550        4
     Transfers (to) from other
       subaccounts..........................   3,179       1   1,272,157   1,985,835     (83,336)   (681,930)  45,524  (46,115)
                                             -------   -----  ----------   ---------  ----------  ----------  -------  -------
       Increase (decrease) in net
         assets from capital
         transactions (note 5)..............   1,300     858  (1,127,380)  1,479,693     850,051   3,016,069   86,417  (30,492)
                                             -------   -----  ----------   ---------  ----------  ----------  -------  -------
Increase (decrease) in net assets...........     226     476  (1,089,905)  1,515,619   3,243,021    (117,138) 107,242  (46,341)
Net assets at beginning of year.............   1,526   1,050   1,524,707       9,088   7,692,912   7,810,050    7,106   53,447
                                             -------   -----  ----------   ---------  ----------  ----------  -------  -------
Net assets at end of period................. $ 1,752   1,526     434,802   1,524,707  10,935,933   7,692,912  114,348    7,106
                                             =======   =====  ==========   =========  ==========  ==========  =======  =======
Changes in units (note 5):
   Units purchased..........................      21     147     102,564     169,453     388,698     899,312   36,197    6,070
   Units redeemed...........................     (13)     --    (193,434)    (43,322)   (162,245)   (242,795)     (94) (17,644)
                                             -------   -----  ----------   ---------  ----------  ----------  -------  -------
   Net increase (decrease) in units
     from capital transactions with
     contract owners during the years
     or lesser period ended December
     31, 2003 and 2002......................       8     147     (90,870)    126,131     226,453     656,517   36,103  (11,574)
                                             =======   =====  ==========   =========  ==========  ==========  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              AIM Variable Insurance
                                                 Funds (continued)                   The Alger American Fund
                                             ------------------------  ---------------------------------------------------
                                                                                                    Alger American Small
                                                                         Alger American Growth         Capitalization
                                              AIM V.I. Premier Equity     Portfolio -- Class O      Portfolio -- Class O
                                              Fund -- Series I Shares            Shares                    Shares
                                             ------------------------  -------------------------  ------------------------
                                              Year ended December 31,   Year ended December 31,    Year ended December 31,
                                             ------------------------  -------------------------  ------------------------
                                                 2003         2002         2003         2002          2003         2002
                                             -----------  -----------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets
From operations:
   Net investment income (expense).......... $  (405,021)    (412,949)  (1,972,725)   (2,821,261)    (929,539)  (1,061,924)
   Net realized gain (loss) on
     investments............................  (2,899,513)  (2,961,918) (46,655,664)  (62,466,759) (19,328,674) (31,257,385)
   Unrealized appreciation
     (depreciation) on investments..........  10,106,028   (9,972,946)  87,800,403   (20,012,342)  41,980,979    7,930,141
   Capital gain distributions...............          --           --           --            --           --           --
                                             -----------  -----------  -----------  ------------  -----------  -----------
       Increase (decrease) in net
         assets from operations.............   6,801,494  (13,347,813)  39,172,014   (85,300,362)  21,722,766  (24,389,168)
                                             -----------  -----------  -----------  ------------  -----------  -----------
From capital transactions:
   Net premiums.............................   1,743,372    9,012,833      360,504       909,694      329,059      586,620
   Transfers (to) from the general
     account of GE Life & Annuity:
     Death benefits.........................    (387,392)    (497,976)  (1,194,022)   (1,475,793)    (661,980)    (639,937)
     Surrenders.............................  (1,704,182)  (1,823,347) (14,489,912)  (22,029,506)  (7,845,864)  (8,931,595)
     Cost of insurance and
       administrative expense (note 4a).....     (61,511)     (31,542)    (185,187)     (245,816)     (85,150)     (93,538)
     Capital contribution...................          --           --           --            --           --           --
     Transfers (to) from the Guarantee
       Account..............................     897,395    7,610,994   (1,532,106)   (2,837,383)    (138,700)    (356,054)
     Transfers (to) from other
       subaccounts..........................  (2,526,878)  (3,938,928)    (649,475)  (42,079,361)  12,015,626   (3,917,284)
                                             -----------  -----------  -----------  ------------  -----------  -----------
       Increase (decrease) in net
         assets from capital
         transactions (note 5)..............  (2,039,196)  10,332,034  (17,690,198)  (67,758,165)   3,612,991  (13,351,788)
                                             -----------  -----------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets...........   4,762,298   (3,015,779)  21,481,816  (153,058,527)  25,335,757  (37,740,956)
Net assets at beginning of year.............  31,027,890   34,043,669  131,539,835   284,598,362   56,262,086   94,003,042
                                             -----------  -----------  -----------  ------------  -----------  -----------
Net assets at end of period................. $35,790,188   31,027,890  153,021,651   131,539,835   81,597,843   56,262,086
                                             ===========  ===========  ===========  ============  ===========  ===========
Changes in units (note 5):
   Units purchased..........................     551,823    2,321,149       33,176        82,999    1,468,473       91,433
   Units redeemed...........................    (971,115)    (877,434)  (1,661,152)   (6,266,315)  (1,039,174)  (2,179,377)
                                             -----------  -----------  -----------  ------------  -----------  -----------
   Net increase (decrease) in units
     from capital transactions with
     contract owners during the years
     or lesser period ended December
     31, 2003 and 2002......................    (419,292)   1,443,715   (1,627,976)   (6,183,316)     429,299   (2,087,944)
                                             ===========  ===========  ===========  ============  ===========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4


                                                             AllianceBernstein Variable Products Series Fund, Inc.
                                           --------------------------------------------------------------------------


                                               Growth and Income           Premier Growth              Quasar
                                              Portfolio -- Class B      Portfolio -- Class B    Portfolio -- Class B
                                           -------------------------  -----------------------  ---------------------
                                                   Year ended                Year ended              Year ended
                                                  December 31,              December 31,            December 31,
                                           -------------------------  -----------------------  ---------------------
                                               2003          2002        2003         2002        2003       2002
                                           ------------  -----------  ----------  -----------  ---------  ----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $   (878,324)    (819,071)   (419,844)    (416,691)   (91,312)    (68,278)
 Net realized gain (loss) on investments..   (2,197,951)  (4,637,518) (2,708,795)  (2,472,645)   (85,858)   (314,272)
 Unrealized appreciation (depreciation)
   on investments.........................   35,325,473  (19,001,826)  8,321,449   (7,480,012) 2,517,933  (1,474,752)
 Capital gain distributions...............           --    2,642,353          --           --         --          --
                                           ------------  -----------  ----------  -----------  ---------  ----------
    Increase (decrease) in net assets
     from operations......................   32,249,198  (21,816,062)  5,192,810  (10,369,348) 2,340,763  (1,857,302)
                                           ------------  -----------  ----------  -----------  ---------  ----------
From capital transactions:
 Net premiums.............................   23,879,307   27,373,163   3,086,070    6,069,512    619,256   1,149,491
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................   (1,673,888)    (381,133)   (355,996)    (296,124)  (119,684)     (1,969)
   Surrenders.............................   (6,891,771)  (3,793,676) (1,809,247)  (1,299,693)  (196,284)   (122,777)
   Cost of insurance and administrative
    expense (note 4a).....................     (172,130)     (67,979)    (50,340)     (24,230)    (9,653)     (3,348)
   Capital contribution...................           --           --          --           --         --          --
   Transfers (to) from the Guarantee
    Account...............................   10,108,326   29,167,836     679,557    5,973,124    773,328     828,542
   Transfers (to) from other subaccounts..   19,423,968   (3,301,402) (2,055,291)  (2,235,041) 1,042,436    (346,699)
                                           ------------  -----------  ----------  -----------  ---------  ----------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   44,673,812   48,996,809    (505,247)   8,187,548  2,109,399   1,503,240
                                           ------------  -----------  ----------  -----------  ---------  ----------
Increase (decrease) in net assets.........   76,923,010   27,180,747   4,687,563   (2,181,800) 4,450,162    (354,062)
Net assets at beginning of year...........   88,719,278   61,538,531  24,994,042   27,175,842  4,036,452   4,390,514
                                           ------------  -----------  ----------  -----------  ---------  ----------
Net assets at end of period............... $165,642,288   88,719,278  29,681,605   24,994,042  8,486,614   4,036,452
                                           ============  ===========  ==========  ===========  =========  ==========
Changes in units (note 5):
 Units purchased..........................    5,401,094    5,940,517   1,568,862    2,009,644    380,969     281,760
 Units redeemed...........................     (883,939)    (792,999) (1,779,189)    (643,376)   (51,267)    (67,668)
                                           ------------  -----------  ----------  -----------  ---------  ----------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................    4,517,155    5,147,518    (210,327)   1,366,268    329,702     214,092
                                           ============  ===========  ==========  ===========  =========  ==========

                                                               American Century
                                                           Variable Portfolios, Inc.
                                           --------------- ------------------------
                                                           VP Income &
                                             Technology       Growth      VP Ultra
                                            Portfolio --     Fund --      Fund --
                                               Class B       Class I      Class I
                                           --------------- ------------ ------------
                                             Period from
                                             May 1, 2003    Year ended   Year ended
                                           to December 31, December 31, December 31,
                                                2003           2003         2003
                                           --------------- ------------ ------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........      (10,695)        (26)         (11)
 Net realized gain (loss) on investments..       23,538         (15)         (22)
 Unrealized appreciation (depreciation)
   on investments.........................      180,071         743          227
 Capital gain distributions...............           --          --           --
                                              ---------       -----        -----
    Increase (decrease) in net assets
     from operations......................      192,914         702          194
                                              ---------       -----        -----
From capital transactions:
 Net premiums.............................    1,365,529       2,364          334
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................      (15,305)         --           --
   Surrenders.............................      (20,891)         --           --
   Cost of insurance and administrative
    expense (note 4a).....................         (202)         --           --
   Capital contribution...................           --          --           --
   Transfers (to) from the Guarantee
    Account...............................      141,269          34          883
   Transfers (to) from other subaccounts..    1,058,492          --           --
                                              ---------       -----        -----
    Increase (decrease) in net assets
     from capital transactions (note 5)...    2,528,892       2,398        1,217
                                              ---------       -----        -----
Increase (decrease) in net assets.........    2,721,806       3,100        1,411
Net assets at beginning of year...........           --          --           --
                                              ---------       -----        -----
Net assets at end of period...............    2,721,806       3,100        1,411
                                              =========       =====        =====
Changes in units (note 5):
 Units purchased..........................      209,268         247          119
 Units redeemed...........................       (2,969)         --           --
                                              ---------       -----        -----
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................      206,299         247          119
                                              =========       =====        =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                Dreyfus                            Eaton Vance Variable Trust
                                             ----------------------------------------------------  --------------------------
                                               Dreyfus Investment
                                               Portfolios-Emerging         The Dreyfus Socially
                                             Markets Portfolio -- Initial Responsible Growth Fund,
                                                     Shares               Inc. -- Initial Shares   VT Floating-Rate Income Fund
                                             ---------------------------  -----------------------  --------------------------
                                                   Year ended                   Year ended                        Period from
                                                  December 31,                 December 31,         Year ended   May 1, 2002 to
                                             ---------------------------  -----------------------  December 31,   December 31,
                                                 2003           2002         2003        2002          2003           2002
                                              -----------     ---------   ---------   ----------   ------------  --------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense).......... $   (81,902)      (32,540)     (74,449)     (72,934)      12,309           (1)
   Net realized gain (loss) on
     investments............................   2,471,095      (132,734)    (409,779)    (181,107)       2,989            1
   Unrealized appreciation
     (depreciation) on investments..........     142,809      (236,074)   1,638,293   (1,748,112)      32,641            1
   Capital gain distributions...............          --            --           --           --           --           --
                                              -----------     ---------   ---------   ----------    ---------        -----
       Increase (decrease) in net
         assets from operations.............   2,532,002      (401,348)   1,154,065   (2,002,153)      47,939            1
                                              -----------     ---------   ---------   ----------    ---------        -----
From capital transactions:
   Net premiums.............................     759,288     2,250,364      270,282      759,010    8,132,627           --
   Transfers (to) from the general
     account of GE Life & Annuity:
     Death benefits.........................     (98,937)      (29,339)     (68,592)      (4,945)          --           --
     Surrenders.............................    (629,620)     (868,486)    (147,433)    (114,198)    (127,478)          --
     Cost of insurance and
       administrative expense (note 4a).....      (7,891)       (3,576)     (22,798)     (10,265)        (580)          --
     Capital contribution...................          --            --           --           --           --           --
     Transfers (to) from the Guarantee
       Account..............................     627,615     1,128,810      171,807      612,162      438,848        2,069
     Transfers (to) from other
       subaccounts..........................  (8,860,918)      378,974     (366,134)    (136,723)   1,088,642           --
                                              -----------     ---------   ---------   ----------    ---------        -----
       Increase (decrease) in net
         assets from capital
         transactions (note 5)..............  (8,210,463)    2,856,747     (162,868)   1,105,041    9,532,059        2,069
                                              -----------     ---------   ---------   ----------    ---------        -----
Increase (decrease) in net assets...........  (5,678,461)    2,455,399      991,197     (897,112)   9,579,998        2,070
Net assets at beginning of year.............   5,678,461     3,223,062    4,923,737    5,820,849        2,070           --
                                              -----------     ---------   ---------   ----------    ---------        -----
Net assets at end of period................. $        --     5,678,461    5,914,934    4,923,737    9,582,068        2,070
                                              ===========     =========   =========   ==========    =========        =====
Changes in units (note 5):
   Units purchased..........................     119,748       438,438       86,631      226,042      960,450          208
   Units redeemed...........................    (828,659)     (105,101)    (118,016)     (43,969)     (14,293)          --
                                              -----------     ---------   ---------   ----------    ---------        -----
   Net increase (decrease) in units
     from capital transactions with
     contract owners during the years
     or lesser period ended December
     31, 2003 and 2002......................    (708,911)      333,337      (31,385)     182,073      946,157          208
                                              ===========     =========   =========   ==========    =========        =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                    Eaton Vance Variable Trust (continued)
                                           --------------------------------------------------------


                                                    VT Income               VT Worldwide Health
                                                  Fund of Boston               Sciences Fund
                                           ---------------------------- ---------------------------
                                                          Period from                  Period from
                                            Year ended   September 13,   Year ended    May 1, 2002
                                           December 31, to December 31, December 31, to December 31,
                                               2003          2002           2003          2002
                                           ------------ --------------- ------------ ---------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........   $  (256)           --         (29,380)          (6)
 Net realized gain (loss) on investments..         5            --          25,467           --
 Unrealized appreciation (depreciation)
   on investments.........................     2,764            --         224,588         (644)
 Capital gain distributions...............        --            --              --           --
                                             -------        ------       ---------       ------
    Increase (decrease) in net assets
     from operations......................     2,513            --         220,675         (650)
                                             -------        ------       ---------       ------
From capital transactions:
 Net premiums.............................    21,208            --       2,741,378       31,041
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................        --            --              --           --
   Surrenders.............................        --            --         (68,699)          --
   Cost of insurance and administrative
    expense (note 4a).....................        --            --          (1,611)          --
   Capital contribution...................        --            --              --           --
   Transfers (to) from the Guarantee
    Account...............................        11            --         555,437           (9)
   Transfers (to) from other subaccounts..        --            --       3,073,673           --
                                             -------        ------       ---------       ------
    Increase (decrease) in net assets
     from capital transactions (note 5)...    21,219            --       6,300,178       31,032
                                             -------        ------       ---------       ------
Increase (decrease) in net assets.........    23,732            --       6,520,853       30,382
Net assets at beginning of year...........        --            --          30,382           --
                                             -------        ------       ---------       ------
Net assets at end of period...............   $23,732            --       6,551,235       30,382
                                             =======        ======       =========       ======
Changes in units (note 5):
 Units purchased..........................     2,134            --         530,929        3,029
 Units redeemed...........................        --            --          (7,088)          --
                                             -------        ------       ---------       ------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................     2,134            --         523,841        3,029
                                             =======        ======       =========       ======

                                                       Federated Insurance Series
                                           -------------------------------------------------
                                              Federated American
                                                    Leaders
                                              Fund II -- Primary        Federated Capital
                                                    Shares                Income Fund II
                                           ------------------------  -----------------------
                                                  Year ended                Year ended
                                                 December 31,              December 31,
                                           ------------------------  -----------------------
                                               2003         2002        2003         2002
                                           -----------  -----------  ----------  -----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........     100,766     (225,448)  1,293,048    1,483,805
 Net realized gain (loss) on investments..  (5,944,264)  (5,794,037) (6,877,849)  (7,750,548)
 Unrealized appreciation (depreciation)
   on investments.........................  20,835,057  (15,258,183)  9,915,284   (4,229,150)
 Capital gain distributions...............          --           --          --           --
                                           -----------  -----------  ----------  -----------
    Increase (decrease) in net assets
     from operations......................  14,991,559  (21,277,668)  4,330,483  (10,495,893)
                                           -----------  -----------  ----------  -----------
From capital transactions:
 Net premiums.............................     148,228      327,653      48,918       97,911
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................    (664,104)  (1,324,524)   (559,664)    (430,195)
   Surrenders.............................  (7,769,414)  (8,959,259) (2,718,546)  (5,177,323)
   Cost of insurance and administrative
    expense (note 4a).....................     (87,712)    (103,367)    (31,226)     (41,193)
   Capital contribution...................          --           --          --           --
   Transfers (to) from the Guarantee
    Account...............................    (219,229)  (2,065,035)   (131,685)    (788,522)
   Transfers (to) from other subaccounts..  (1,630,230)  (3,341,702) (1,566,250)  (2,048,175)
                                           -----------  -----------  ----------  -----------
    Increase (decrease) in net assets
     from capital transactions (note 5)... (10,222,461) (15,466,234) (4,958,453)  (8,387,497)
                                           -----------  -----------  ----------  -----------
Increase (decrease) in net assets.........   4,769,098  (36,743,902)   (627,970) (18,883,390)
Net assets at beginning of year...........  66,257,131  103,001,033  26,744,947   45,628,337
                                           -----------  -----------  ----------  -----------
Net assets at end of period...............  71,026,229   66,257,131  26,116,977   26,744,947
                                           ===========  ===========  ==========  ===========
Changes in units (note 5):
 Units purchased..........................      11,832       27,559       4,447        9,168
 Units redeemed...........................    (827,762)  (1,326,299)   (455,343)    (792,356)
                                           -----------  -----------  ----------  -----------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................    (815,930)  (1,298,740)   (450,896)    (783,188)
                                           ===========  ===========  ==========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                        Federated Insurance Series (continued)
                                           -----------------------------------------------------------------------------
                                            Federated High Income    Federated High Income           Federated
                                               Bond Fund II --          Bond Fund II --         International Small
                                                Primary Shares           Service Shares           Company Fund II
                                           -----------------------  ----------------------  ---------------------------
                                                  Year ended              Year ended          Period from
                                                 December 31,            December 31,       January 1, 2003  Year ended
                                           -----------------------  ----------------------  to November 14, December 31,
                                               2003        2002        2003        2002          2003           2002
                                           -----------  ----------  ----------  ----------  --------------- ------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $ 3,954,379   5,642,758   1,365,045     894,021       (63,521)      (47,202)
 Net realized gain (loss) on investments..   3,674,852  (7,536,375)  1,217,308    (700,252)    1,518,141      (107,021)
 Unrealized appreciation (depreciation)
   on investments.........................   5,331,295   2,444,257   2,861,176      85,510       236,321      (106,734)
 Capital gain distributions...............          --          --          --          --            --            --
                                           -----------  ----------  ----------  ----------    ----------     ---------
    Increase (decrease) in net assets
     from operations......................  12,960,526     550,640   5,443,529     279,279     1,690,941      (260,957)
                                           -----------  ----------  ----------  ----------    ----------     ---------
From capital transactions:
 Net premiums.............................     214,230     396,063  10,807,215   5,078,647     1,005,731     1,508,761
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................    (621,901) (1,028,580)   (584,736)   (136,784)      (25,509)           --
   Surrenders.............................  (9,918,139) (7,727,366) (4,156,374) (1,354,161)     (177,849)     (382,784)
   Cost of insurance and administrative
    expense (note 4a).....................     (74,167)    (53,992)    (40,956)    (13,040)       (5,827)       (1,039)
   Capital contribution...................          --          --          --          --            --            --
   Transfers (to) from the Guarantee
    Account...............................   1,041,954    (426,972)  3,310,163   4,256,098       266,785       343,073
   Transfers (to) from other subaccounts..  14,338,928   7,253,120   8,906,871   4,213,927    (5,508,498)      231,449
                                           -----------  ----------  ----------  ----------    ----------     ---------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   4,980,905  (1,587,727) 18,242,183  12,044,687    (4,445,167)    1,699,460
                                           -----------  ----------  ----------  ----------    ----------     ---------
Increase (decrease) in net assets.........  17,941,431  (1,037,087) 23,685,712  12,323,966    (2,754,226)    1,438,503
Net assets at beginning of year...........  57,948,023  58,985,110  19,636,821   7,312,855     2,754,226     1,315,723
                                           -----------  ----------  ----------  ----------    ----------     ---------
Net assets at end of period............... $75,889,454  57,948,023  43,322,533  19,636,821            --     2,754,226
                                           ===========  ==========  ==========  ==========    ==========     =========
Changes in units (note 5):
 Units purchased..........................   2,205,077      62,488   2,200,577   1,463,866       161,120       431,785
 Units redeemed...........................  (1,501,325)    (75,405)   (463,618)   (162,745)     (723,940)      (80,852)
                                           -----------  ----------  ----------  ----------    ----------     ---------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................     703,752     (12,917)  1,736,959   1,301,121      (562,820)      350,933
                                           ===========  ==========  ==========  ==========    ==========     =========

                                           ------------------
                                           Federated Kaufmann
                                           Fund II -- Service
                                                 Shares
                                           ------------------
                                              Period from
                                              May 1, 2003
                                            to December 31,
                                                  2003
                                           ------------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........        (51,058)
 Net realized gain (loss) on investments..        125,297
 Unrealized appreciation (depreciation)
   on investments.........................        648,953
 Capital gain distributions...............             --
                                               ----------
    Increase (decrease) in net assets
     from operations......................        723,192
                                               ----------
From capital transactions:
 Net premiums.............................      5,008,964
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................         (3,988)
   Surrenders.............................       (231,576)
   Cost of insurance and administrative
    expense (note 4a).....................         (3,602)
   Capital contribution...................             --
   Transfers (to) from the Guarantee
    Account...............................      1,838,360
   Transfers (to) from other subaccounts..      6,521,350
                                               ----------
    Increase (decrease) in net assets
     from capital transactions (note 5)...     13,129,508
                                               ----------
Increase (decrease) in net assets.........     13,852,700
Net assets at beginning of year...........             --
                                               ----------
Net assets at end of period...............     13,852,700
                                               ==========
Changes in units (note 5):
 Units purchased..........................      1,060,261
 Units redeemed...........................        (19,043)
                                               ----------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................      1,041,218
                                               ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4


                            ---------------------------
                                        VIP
                                   Equity-Income
                                   Portfolio --
                                   Initial Class
                            --------------------------
                                    Year ended
                                   December 31,
                            --------------------------
                                2003          2002
                            ------------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $  1,980,364     2,220,389
 Net realized gain
   (loss) on investments...  (18,278,840)  (26,990,261)
 Unrealized appreciation
   (depreciation) on
   investments.............  118,163,157   (90,309,199)
 Capital gain
   distributions...........           --    12,458,476
                            ------------  ------------
    Increase (decrease)
     in net assets from
     operations............  101,864,681  (102,620,595)
                            ------------  ------------
From capital
 transactions:
 Net premiums..............    1,466,235     2,064,861
 Transfers (to) from the
   general account of GE
   Life & Annuity:
   Death benefits..........   (3,277,372)   (5,894,836)
   Surrenders..............  (57,822,398)  (71,524,823)
   Cost of insurance and
    administrative
    expense (note 4a)......     (507,195)     (591,340)
   Capital contribution....           --            --
   Transfers (to) from
    the Guarantee Account..   (2,340,630)   (9,675,136)
   Transfers (to) from
    other subaccounts......   12,011,576     4,213,332
                            ------------  ------------
    Increase (decrease)
     in net assets from
     capital
     transactions
     (note 5)..............  (50,469,784)  (81,407,942)
                            ------------  ------------
Increase (decrease) in
 net assets................   51,394,897  (184,028,537)
Net assets at beginning
 of year...................  397,750,255   581,778,792
                            ------------  ------------
Net assets at end of
 period.................... $449,145,152   397,750,255
                            ============  ============
Changes in units (note
 5):
 Units purchased...........      344,915       176,710
 Units redeemed............   (1,636,506)   (2,433,548)
                            ------------  ------------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the years or
   lesser period ended
   December 31, 2003 and
   2002....................   (1,291,591)   (2,256,838)
                            ============  ============

                                          Fidelity Variable Insurance Products Fund (VIP)
                            ------------------------------------------------------------------------------------------------------
                                       VIP                       VIP                       VIP
                                  Equity-Income                 Growth                    Growth
                                  Portfolio --               Portfolio --              Portfolio --
                                 Service Class 2            Initial Class            Service Class 2
                            ------------------------  -------------------------  -----------------------
                                   Year ended                 Year ended                Year ended
                                  December 31,               December 31,              December 31,
                            ------------------------  -------------------------  -----------------------
                                2003         2002         2003         2002         2003         2002
                            -----------  -----------  -----------  ------------  ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)...............    (140,052)    (180,670)  (2,677,765)   (3,756,939)   (553,295)    (442,776)
 Net realized gain
   (loss) on investments...    (798,779)  (2,870,603) (49,551,027)  (71,114,136) (1,899,734)  (3,307,522)
 Unrealized appreciation
   (depreciation) on
   investments.............  21,844,821   (8,077,999) 117,974,995   (55,882,133) 12,711,359   (8,287,501)
 Capital gain
   distributions...........          --      810,817           --            --          --           --
                            -----------  -----------  -----------  ------------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations............  20,905,990  (10,318,455)  65,746,203  (130,753,208) 10,258,330  (12,037,799)
                            -----------  -----------  -----------  ------------  ----------  -----------
From capital
 transactions:
 Net premiums..............  22,581,971   18,440,514      808,782     1,584,011  10,554,098    7,659,301
 Transfers (to) from the
   general account of GE
   Life & Annuity:
   Death benefits..........    (589,808)    (288,408)  (1,777,449)   (2,936,193)   (449,458)    (136,507)
   Surrenders..............  (4,053,624)  (2,337,306) (25,996,220)  (43,820,727) (2,219,418)  (1,527,159)
   Cost of insurance and
    administrative
    expense (note 4a)......     (99,255)     (35,411)    (376,144)     (489,389)    (51,163)     (25,469)
   Capital contribution....          --           --           --            --          --           --
   Transfers (to) from
    the Guarantee Account..   6,293,499   15,009,322   (1,619,774)   (5,598,663)  2,553,245    7,041,420
   Transfers (to) from
    other subaccounts......   4,874,688    2,630,925    6,004,213   (47,411,539)  2,921,634      298,166
                            -----------  -----------  -----------  ------------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital
     transactions
     (note 5)..............  29,007,471   33,419,636  (22,956,592)  (98,672,500) 13,308,938   13,309,752
                            -----------  -----------  -----------  ------------  ----------  -----------
Increase (decrease) in
 net assets................  49,913,461   23,101,181   42,789,611  (229,425,708) 23,567,268    1,271,953
Net assets at beginning
 of year...................  56,773,936   33,672,755  234,096,929   463,522,637  30,696,322   29,424,369
                            -----------  -----------  -----------  ------------  ----------  -----------
Net assets at end of
 period.................... 106,687,397   56,773,936  276,886,540   234,096,929  54,263,590   30,696,322
                            ===========  ===========  ===========  ============  ==========  ===========
Changes in units (note
 5):
 Units purchased...........   3,613,560    3,839,337      155,661        90,345   2,286,034    2,435,137
 Units redeemed............    (508,792)    (283,218)    (680,163)   (5,699,671)   (387,929)    (248,070)
                            -----------  -----------  -----------  ------------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the years or
   lesser period ended
   December 31, 2003 and
   2002....................   3,104,768    3,556,119     (524,502)   (5,609,326)  1,898,105    2,187,067
                            ===========  ===========  ===========  ============  ==========  ===========

                            ------------------------
                                      VIP
                                    Overseas
                                  Portfolio --
                                 Initial Class
                            -----------------------
                                   Year ended
                                  December 31,
                            -----------------------
                               2003         2002
                            ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)...............   (265,441)    (306,843)
 Net realized gain
   (loss) on investments...  6,142,067  (30,904,282)
 Unrealized appreciation
   (depreciation) on
   investments............. 11,873,456   20,654,924
 Capital gain
   distributions...........         --           --
                            ----------  -----------
    Increase (decrease)
     in net assets from
     operations............ 17,750,082  (10,556,201)
                            ----------  -----------
From capital
 transactions:
 Net premiums..............    205,616      104,711
 Transfers (to) from the
   general account of GE
   Life & Annuity:
   Death benefits..........   (499,474)    (497,928)
   Surrenders.............. (7,124,228)  (7,423,256)
   Cost of insurance and
    administrative
    expense (note 4a)......    (69,855)     (84,255)
   Capital contribution....         --           --
   Transfers (to) from
    the Guarantee Account..  2,209,611   (2,388,226)
   Transfers (to) from
    other subaccounts...... 17,606,040   (3,992,961)
                            ----------  -----------
    Increase (decrease)
     in net assets from
     capital
     transactions
     (note 5).............. 12,327,710  (14,281,915)
                            ----------  -----------
Increase (decrease) in
 net assets................ 30,077,792  (24,838,116)
Net assets at beginning
 of year................... 38,302,234   63,140,350
                            ----------  -----------
Net assets at end of
 period.................... 68,380,026   38,302,234
                            ==========  ===========
Changes in units (note
 5):
 Units purchased...........  1,713,762        6,818
 Units redeemed............   (658,546)    (813,369)
                            ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the years or
   lesser period ended
   December 31, 2003 and
   2002....................  1,055,216     (806,551)
                            ==========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                               Fidelity Variable Insurance Products
                                                                         Fund II (VIP II)
                                           ----------------------------------------------------------------------------


                                                     VIP II                     VIP II                   VIP II
                                               Asset Manager/SM/            Contrafund(R)             Contrafund(R)
                                                  Portfolio --               Portfolio --             Portfolio --
                                                 Initial Class              Initial Class            Service Class 2
                                           -------------------------  -------------------------  ----------------------
                                                   Year ended                 Year ended               Year ended
                                                  December 31,               December 31,             December 31,
                                           -------------------------  -------------------------  ----------------------
                                               2003          2002         2003         2002         2003        2002
                                           ------------  -----------  -----------  ------------  ----------  ----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $  4,933,821    7,038,611   (2,871,531)   (2,018,536)   (753,738)   (349,227)
 Net realized gain (loss) on investments..   (8,185,528) (13,225,813)  (9,319,912)  (22,661,457)    350,712    (860,466)
 Unrealized appreciation (depreciation)
   on investments.........................   33,141,434  (20,459,486)  85,542,202   (16,307,912) 15,167,803  (3,118,607)
 Capital gain distributions...............           --           --           --            --          --          --
                                           ------------  -----------  -----------  ------------  ----------  ----------
    Increase (decrease) in net assets
     from operations......................   29,889,727  (26,646,688)  73,350,759   (40,987,905) 14,764,777  (4,328,300)
                                           ------------  -----------  -----------  ------------  ----------  ----------
From capital transactions:
 Net premiums.............................      661,046      824,806    1,013,373     1,087,687  19,721,660  13,753,126
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................   (1,659,880)  (2,573,512)  (2,505,506)   (3,010,964)   (557,223)   (555,012)
   Surrenders.............................  (25,537,169) (35,873,187) (36,915,426)  (45,891,019) (2,623,972) (1,624,706)
   Cost of insurance and administrative
    expense (note 4a).....................     (362,440)    (486,372)    (398,046)     (439,424)    (70,192)    (24,795)
   Capital contribution...................           --           --           --            --          --          --
   Transfers (to) from the Guarantee
    Account...............................   (3,492,609)  (4,425,345)  (2,490,878)   (6,198,177)  6,086,271   6,828,114
   Transfers (to) from other subaccounts..    1,482,804   (6,469,934)  11,894,575    (7,932,223)  5,122,352     662,760
                                           ------------  -----------  -----------  ------------  ----------  ----------
    Increase (decrease) in net assets
     from capital transactions (note 5)...  (28,908,248) (49,003,544) (29,401,908)  (62,384,120) 27,678,896  19,039,487
                                           ------------  -----------  -----------  ------------  ----------  ----------
Increase (decrease) in net assets.........      981,479  (75,650,232)  43,948,851  (103,372,025) 42,443,673  14,711,187
Net assets at beginning of year...........  201,810,496  277,460,728  301,848,925   405,220,950  40,962,674  26,251,487
                                           ------------  -----------  -----------  ------------  ----------  ----------
Net assets at end of period............... $202,791,975  201,810,496  345,797,776   301,848,925  83,406,347  40,962,674
                                           ============  ===========  ===========  ============  ==========  ==========
Changes in units (note 5):
 Units purchased..........................       84,364       34,048      534,737        58,192   3,633,243   2,659,043
 Units redeemed...........................   (1,221,953)  (2,058,298)  (1,752,771)   (3,391,692)   (383,633)   (276,049)
                                           ------------  -----------  -----------  ------------  ----------  ----------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................   (1,137,589)  (2,024,250)  (1,218,034)   (3,333,500)  3,249,610   2,382,994
                                           ============  ===========  ===========  ============  ==========  ==========

                                             Fidelity Variable Insurance Products
                                                      Fund III (VIP III)
                                           ----------------------------------------
                                               VIP III
                                               Dynamic              VIP III
                                               Capital             Growth &
                                            Appreciation            Income
                                            Portfolio --         Portfolio --
                                           Service Class 2       Initial Class
                                           --------------- ------------------------
                                             Period from          Year ended
                                           May 1, 2003 to        December 31,
                                            December 31,   ------------------------
                                                2003           2003         2002
                                           --------------- -----------  -----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........        (833)       (234,938)     (19,060)
 Net realized gain (loss) on investments..         856      (7,294,707) (11,960,687)
 Unrealized appreciation (depreciation)
   on investments.........................      13,013      26,038,023  (10,793,024)
 Capital gain distributions...............          --              --           --
                                               -------     -----------  -----------
    Increase (decrease) in net assets
     from operations......................      13,036      18,508,378  (22,772,771)
                                               -------     -----------  -----------
From capital transactions:
 Net premiums.............................     163,111         419,951      393,144
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................          --        (954,575)  (1,386,576)
   Surrenders.............................         (92)     (8,114,363)  (9,301,577)
   Cost of insurance and administrative
    expense (note 4a).....................          --        (130,195)    (130,991)
   Capital contribution...................          --              --           --
   Transfers (to) from the Guarantee
    Account...............................       2,291         242,408   (1,561,316)
   Transfers (to) from other subaccounts..      48,853       6,593,404   (3,894,073)
                                               -------     -----------  -----------
    Increase (decrease) in net assets
     from capital transactions (note 5)...     214,163      (1,943,370) (15,881,389)
                                               -------     -----------  -----------
Increase (decrease) in net assets.........     227,199      16,565,008  (38,654,160)
Net assets at beginning of year...........          --      88,457,658  127,111,818
                                               -------     -----------  -----------
Net assets at end of period...............     227,199     105,022,666   88,457,658
                                               =======     ===========  ===========
Changes in units (note 5):
 Units purchased..........................      19,199         534,540       39,164
 Units redeemed...........................          (8)       (677,183)  (1,632,540)
                                               -------     -----------  -----------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................      19,191        (142,643)  (1,593,376)
                                               =======     ===========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                        Fidelity Variable Insurance Products Fund III (VIP III) (continued)
                            ------------------------------------------------------------------------------------------
                                    VIP III                  VIP III
                                    Growth &                  Growth              VIP III              VIP III
                                     Income               Opportunities           Mid Cap              Mid Cap
                                  Portfolio --             Portfolio --         Portfolio --         Portfolio --
                                Service Class 2           Initial Class        Initial Class       Service Class 2
                            -----------------------  -----------------------  ---------------  -----------------------
                                   Year ended               Year ended           Year ended           Year ended
                                  December 31,             December 31,         December 31,         December 31,
                            -----------------------  -----------------------  ---------------  -----------------------
                                2003        2002        2003         2002       2003    2002       2003        2002
                            -----------  ----------  ----------  -----------  -------  ------  -----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $  (144,231)    (66,229)   (200,982)    (119,133)    (145)     58   (1,002,329)   (398,149)
 Net realized gain
   (loss) on investments...    (127,193)   (822,405) (9,460,193)  (9,255,837)   1,106  (1,029)   1,846,594    (636,367)
 Unrealized appreciation
   (depreciation) on
   investments.............   4,511,688  (2,209,558) 17,920,957   (2,884,303)  13,326    (564)  25,744,841  (4,686,153)
 Capital gain
   distributions...........          --          --          --           --       --      --           --          --
                            -----------  ----------  ----------  -----------  -------  ------  -----------  ----------
    Increase (decrease)
     in net assets from
     operations............   4,240,264  (3,098,192)  8,259,782  (12,259,273)  14,287  (1,535)  26,589,106  (5,720,669)
                            -----------  ----------  ----------  -----------  -------  ------  -----------  ----------
From capital
 transactions:
 Net premiums..............   6,081,495   5,208,975     169,732      154,821    1,790   1,685   21,411,856  15,981,056
 Transfers (to) from the
   general account of GE
   Life & Annuity:
   Death benefits..........    (260,014)   (395,607)   (351,841)    (417,856)      --      --     (745,857)   (249,090)
   Surrenders..............  (1,923,051)   (789,210) (3,394,255)  (4,045,649)    (579)     --   (3,863,376) (2,142,496)
   Cost of insurance and
    administrative
    expense (note 4a)......     (30,619)    (13,184)    (49,063)     (56,990)      --      --     (101,948)    (34,831)
   Capital contribution....          --          --          --           --       --      --           --          --
   Transfers (to) from
    the Guarantee Account..   1,859,784   3,478,106    (633,863)  (1,041,312) (34,871)     --    6,861,370  11,739,839
   Transfers (to) from
    other subaccounts......   2,222,098    (598,866) (1,477,611)  (6,939,866)  50,472   8,248   22,391,099     670,051
                            -----------  ----------  ----------  -----------  -------  ------  -----------  ----------
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................   7,949,693   6,890,214  (5,736,901) (12,346,852)  16,812   9,933   45,953,144  25,964,529
                            -----------  ----------  ----------  -----------  -------  ------  -----------  ----------
Increase (decrease) in
 net assets................  12,189,957   3,792,022   2,522,881  (24,606,125)  31,099   8,398   72,542,250  20,243,860
Net assets at beginning
 of year...................  16,626,436  12,834,414  33,699,094   58,305,219   30,177  21,779   52,471,715  32,227,855
                            -----------  ----------  ----------  -----------  -------  ------  -----------  ----------
Net assets at end of
 period.................... $28,816,393  16,626,436  36,221,975   33,699,094   61,276  30,177  125,013,965  52,471,715
                            ===========  ==========  ==========  ===========  =======  ======  ===========  ==========
Changes in units (note
 5):
 Units purchased...........   1,190,682   1,070,730      22,011       18,922    4,710   1,125    4,631,403   2,892,870
 Units redeemed............    (260,527)   (221,612)   (765,963)  (1,526,660)  (3,195)     --     (446,094)   (242,410)
                            -----------  ----------  ----------  -----------  -------  ------  -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the years or
   lesser period ended
   December 31, 2003 and
   2002....................     930,155     849,118    (743,952)  (1,507,738)   1,515   1,125    4,185,309   2,650,460
                            ===========  ==========  ==========  ===========  =======  ======  ===========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Franklin Templeton Variable Insurance Products Trust    GE Investments Funds, Inc.
                              ------------------------------------------------------  -------------------------
                              Templeton Foreign Securities   Templeton Global Asset
                                       Fund --                 Allocation Fund --
                                    Class 2 Shares               Class 2 Shares         Global Income Fund
                              ---------------------------- -------------------------  -------------------------
                                             Period from                 Period from
                                            September 13,               September 13,
                               Year ended      2002 to      Year ended     2002 to    Year ended December 31,
                              December 31,  December 31,   December 31, December 31,  -------------------------
                                  2003          2002           2003         2002         2003          2002
                              ------------  -------------  ------------ -------------  ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   $    68            --             48           (5)       415,779        18,801
   Net realized gain
     (loss) on
     investments.............        27            --            917           30      1,034,176       633,062
   Unrealized
     appreciation
     (depreciation) on
     investments.............     4,385            --              8          (11)       342,964     1,025,884
   Capital gain
     distributions...........        --            --             --           --             --            --
                                -------        ------         ------        -----      ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........     4,480            --            973           14      1,792,919     1,677,747
                                -------        ------         ------        -----      ----------   ----------
From capital
  transactions:
   Net premiums..............    11,000            --             --        3,783         28,526        48,415
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........        --            --             --           --        (20,342)      (28,157)
     Surrenders..............        --            --         (4,731)          --     (1,883,222)   (1,039,277)
     Cost of insurance
       and
       administrative
       expense (note 4a).....        --            --            (11)          --        (16,920)       (6,924)
     Capital contribution....        --            --             --           --             --            --
     Transfers (to) from
       the Guarantee
       Account...............        10            --             (2)         (26)       153,824      (381,841)
     Transfers (to) from
       other subaccounts.....        --            --             --           --       (630,902)    8,307,634
                                -------        ------         ------        -----      ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    11,010            --         (4,744)       3,757     (2,369,036)    6,899,850
                                -------        ------         ------        -----      ----------   ----------
Increase (decrease) in
  net assets.................    15,490            --         (3,771)       3,771       (576,117)    8,577,597
Net assets at beginning
  of year....................        --            --          3,771           --     17,114,364     8,536,767
                                -------        ------         ------        -----      ----------   ----------
Net assets at end of
  period.....................   $15,490            --             --        3,771     16,538,247    17,114,364
                                =======        ======         ======        =====      ==========   ==========
Changes in units (note
  5):
   Units purchased...........     1,243            --             --          374         15,064     1,414,065
   Units redeemed............        --            --           (374)          --       (206,938)     (248,770)
                                -------        ------         ------        -----      ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2003
     and 2002................     1,243            --           (374)         374       (191,874)    1,165,295
                                =======        ======         ======        =====      ==========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                            GE Investments Funds, Inc. (continued)
                                           ----------------------------------------------------------------------------
                                                                           International               Mid-Cap
                                                  Income Fund               Equity Fund           Value Equity Fund
                                           -------------------------  ----------------------  ------------------------
                                                   Year ended               Year ended               Year ended
                                                  December 31,             December 31,             December 31,
                                           -------------------------  ----------------------  ------------------------
                                               2003          2002        2003        2002         2003         2002
                                           ------------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $  3,874,279    3,398,436      63,546      25,504     (112,163)  (1,042,994)
 Net realized gain (loss) on investments..    3,455,343    2,051,646     712,223  (5,750,195)      50,745   (5,595,301)
 Unrealized appreciation (depreciation)
   on investments.........................   (6,487,793)   2,780,354   8,710,030    (941,053)  48,691,534  (25,105,622)
 Capital gain distributions...............    2,669,616    2,266,382          --          --           --      901,324
                                           ------------  -----------  ----------  ----------  -----------  -----------
    Increase (decrease) in net assets
     from operations......................    3,511,445   10,496,818   9,485,799  (6,665,744)  48,630,116  (30,842,593)
                                           ------------  -----------  ----------  ----------  -----------  -----------
From capital transactions:
 Net premiums.............................   16,718,015    6,097,797      80,346     149,421   15,702,740   17,009,914
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................   (2,649,260)  (2,199,879)   (135,855)   (134,468)  (1,974,015)  (1,065,848)
   Surrenders.............................  (25,422,959) (18,893,922) (2,101,782) (2,323,898) (14,671,622) (14,932,396)
   Cost of insurance and administrative
    expense (note 4a).....................     (235,058)    (151,821)    (19,066)    (20,115)    (224,087)    (187,698)
   Capital contribution...................           --           --          --          --   (6,040,562)          --
   Transfers (to) from the Guarantee
    Account...............................   (2,454,106)  (1,400,822)    451,309    (186,768)   6,298,607   11,028,736
   Transfers (to) from other subaccounts..  (21,718,875) 104,746,722   3,433,011   1,158,577   10,265,740   11,447,728
                                           ------------  -----------  ----------  ----------  -----------  -----------
    Increase (decrease) in net assets
     from capital transactions (note 5)...  (35,762,243)  88,198,075   1,707,963  (1,357,251)   9,356,801   23,300,437
                                           ------------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets.........  (32,250,798)  98,694,893  11,193,762  (8,022,995)  57,986,917   (7,542,157)
Net assets at beginning of year...........  189,588,378   90,893,485  24,676,742  32,699,737  154,951,143  162,493,300
                                           ------------  -----------  ----------  ----------  -----------  -----------
Net assets at end of period............... $157,337,580  189,588,378  35,870,504  24,676,742  212,938,060  154,951,143
                                           ============  ===========  ==========  ==========  ===========  ===========
Changes in units (note 5):
 Units purchased..........................    1,193,867    9,322,316     430,753     246,311    5,244,270    3,764,033
 Units redeemed...........................   (3,747,723)  (1,907,626)   (245,187)   (210,917)  (3,728,924)  (1,537,602)
                                           ------------  -----------  ----------  ----------  -----------  -----------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................   (2,553,856)   7,414,690     185,566      35,394    1,515,346    2,226,431
                                           ============  ===========  ==========  ==========  ===========  ===========

                                           ---------------------------

                                                Money Market Fund
                                           --------------------------
                                                   Year ended
                                                  December 31,
                                           --------------------------
                                               2003          2002
                                           ------------  ------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........   (3,222,675)      (33,307)
 Net realized gain (loss) on investments..           --            --
 Unrealized appreciation (depreciation)
   on investments.........................           --            --
 Capital gain distributions...............           --         3,180
                                           ------------  ------------
    Increase (decrease) in net assets
     from operations......................   (3,222,675)      (30,127)
                                           ------------  ------------
From capital transactions:
 Net premiums.............................  127,178,464   157,595,692
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................  (10,256,644)   (4,764,503)
   Surrenders............................. (199,018,887) (273,311,984)
   Cost of insurance and administrative
    expense (note 4a).....................     (589,301)     (695,515)
   Capital contribution...................           --            --
   Transfers (to) from the Guarantee
    Account...............................  (82,598,560)  (71,074,326)
   Transfers (to) from other subaccounts.. (113,196,174)  162,485,172
                                           ------------  ------------
    Increase (decrease) in net assets
     from capital transactions (note 5)... (278,481,102)  (29,765,464)
                                           ------------  ------------
Increase (decrease) in net assets......... (281,703,777)  (29,795,591)
Net assets at beginning of year...........  644,668,488   674,464,079
                                           ------------  ------------
Net assets at end of period...............  362,964,711   644,668,488
                                           ============  ============
Changes in units (note 5):
 Units purchased..........................   10,051,981    44,405,150
 Units redeemed...........................  (31,656,024)  (44,268,671)
                                           ------------  ------------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................  (21,604,043)      136,479
                                           ============  ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                           GE Investments Funds, Inc. (continued)
                                           ------------------------------------------------------------------------------
                                                 Premier Growth             Real Estate
                                                  Equity Fund             Securities Fund        S&P 500(R) Index Fund
                                           -------------------------  -----------------------  -------------------------
                                                   Year ended                Year ended                Year ended
                                                  December 31,              December 31,              December 31,
                                           -------------------------  -----------------------  -------------------------
                                               2003          2002        2003         2002         2003         2002
                                           ------------  -----------  ----------  -----------  -----------  ------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $ (1,239,375)  (1,107,244)  1,632,320    2,062,450     (313,550)   (1,388,388)
 Net realized gain (loss) on investments..   (1,354,467) (14,813,675)  2,946,152    3,780,373  (47,389,162)  (68,168,422)
 Unrealized appreciation (depreciation)
   on investments.........................   25,927,068   (3,764,413) 13,185,479  (12,377,639) 158,355,697   (75,161,318)
 Capital gain distributions...............           --          366   3,906,271    3,638,615           --       774,181
                                           ------------  -----------  ----------  -----------  -----------  ------------
    Increase (decrease) in net assets
     from operations......................   23,333,226  (19,684,966) 21,670,222   (2,896,201) 110,652,985  (143,943,947)
                                           ------------  -----------  ----------  -----------  -----------  ------------
From capital transactions:
 Net premiums.............................   15,930,757    8,866,098   4,113,838      268,840   41,682,707    28,342,656
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................   (1,241,936)    (612,317)   (737,360)    (334,780)  (4,995,899)   (5,350,800)
   Surrenders.............................   (7,710,173)  (5,220,449) (8,575,725)  (9,990,366) (43,962,616)  (49,724,266)
   Cost of insurance and administrative
    expense (note 4a).....................     (108,182)     (66,868)    (89,847)     (91,435)    (652,166)     (628,728)
   Capital contribution...................           --           --          --  (21,832,094)          --            --
   Transfers (to) from the Guarantee
    Account...............................    4,847,796    4,740,213     832,418   (1,820,259)   6,990,928    12,874,041
   Transfers (to) from other subaccounts..   26,361,242      819,871   8,295,054   19,212,041   24,084,057   (38,147,622)
                                           ------------  -----------  ----------  -----------  -----------  ------------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   38,079,504    8,526,548   3,838,378  (14,588,053)  23,147,011   (52,634,719)
                                           ------------  -----------  ----------  -----------  -----------  ------------
Increase (decrease) in net assets.........   61,412,730  (11,158,418) 25,508,600  (17,484,254) 133,799,996  (196,578,666)
Net assets at beginning of year...........   71,017,126   82,175,544  67,567,061   85,051,315  419,258,784   615,837,450
                                           ------------  -----------  ----------  -----------  -----------  ------------
Net assets at end of period............... $132,429,856   71,017,126  93,075,661   67,567,061  553,058,780   419,258,784
                                           ============  ===========  ==========  ===========  ===========  ============
Changes in units (note 5):
 Units purchased..........................    5,554,672    1,896,026   1,181,243    1,124,979   19,037,352     6,580,971
 Units redeemed...........................   (1,080,923)    (777,014)   (841,352)    (762,675) (13,003,634)   (5,879,879)
                                           ------------  -----------  ----------  -----------  -----------  ------------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................    4,473,749    1,119,012     339,891      362,304    6,033,718       701,092
                                           ============  ===========  ==========  ===========  ===========  ============

                                           -----------------------
                                               Small-Cap Value
                                                 Equity Fund
                                           ----------------------
                                                 Year ended
                                                December 31,
                                           ----------------------
                                              2003        2002
                                           ----------  ----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........   (759,871)   (393,684)
 Net realized gain (loss) on investments..        889  (1,133,264)
 Unrealized appreciation (depreciation)
   on investments......................... 13,296,441  (4,602,081)
 Capital gain distributions...............         --     186,039
                                           ----------  ----------
    Increase (decrease) in net assets
     from operations...................... 12,537,459  (5,942,990)
                                           ----------  ----------
From capital transactions:
 Net premiums............................. 13,589,801  16,843,382
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................   (641,594)   (164,684)
   Surrenders............................. (3,472,568) (1,644,802)
   Cost of insurance and administrative
    expense (note 4a).....................    (73,408)    (21,459)
   Capital contribution...................         --          --
   Transfers (to) from the Guarantee
    Account...............................  6,008,326  10,706,569
   Transfers (to) from other subaccounts..  8,554,997    (988,208)
                                           ----------  ----------
    Increase (decrease) in net assets
     from capital transactions (note 5)... 23,965,554  24,730,798
                                           ----------  ----------
Increase (decrease) in net assets......... 36,503,013  18,787,808
Net assets at beginning of year........... 38,978,311  20,190,503
                                           ----------  ----------
Net assets at end of period............... 75,481,324  38,978,311
                                           ==========  ==========
Changes in units (note 5):
 Units purchased..........................  2,579,990   2,339,854
 Units redeemed...........................   (383,754)   (238,904)
                                           ----------  ----------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................  2,196,236   2,100,950
                                           ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                GE Investments Funds, Inc. (continued)
                                             ---------------------------------------------------------------------------
                                                 Total Return Fund          U.S. Equity Fund         Value Equity Fund
                                             -------------------------  ------------------------  ----------------------
                                              Year ended December 31,    Year ended December 31,  Year ended December 31,
                                             -------------------------  ------------------------  ----------------------
                                                 2003          2002         2003         2002        2003        2002
                                             ------------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
From operations:
   Net investment income (expense).......... $    311,074      986,678     (436,288)    (492,127)     (7,925)    (62,243)
   Net realized gain (loss) on
     investments............................   (1,807,460)  (4,194,322)  (4,360,761)  (8,584,531)   (179,926)   (665,891)
   Unrealized appreciation
     (depreciation) on investments..........   26,987,569  (11,279,113)  22,237,895  (10,976,280)  4,879,388  (2,127,728)
   Capital gain distributions...............           --    1,109,468           --           --          --          --
                                             ------------  -----------  -----------  -----------  ----------  ----------
       Increase (decrease) in net
         assets from operations.............   25,491,183  (13,377,289)  17,440,846  (20,052,938)  4,691,537  (2,855,862)
                                             ------------  -----------  -----------  -----------  ----------  ----------
From capital transactions:
   Net premiums.............................   46,567,782    2,135,169   10,229,408    9,675,813   7,420,928   7,049,937
   Transfers (to) from the general
     account of GE Life & Annuity:
     Death benefits.........................   (1,236,936)    (993,135)    (693,361)    (977,422)   (296,252)   (158,620)
     Surrenders.............................  (12,548,400) (13,333,546)  (7,114,253)  (5,328,849) (1,623,380)   (510,244)
     Cost of insurance and
       administrative expense (note 4a).....     (133,719)    (126,830)    (115,627)     (83,653)    (32,911)    (11,325)
     Capital contribution...................           --           --           --           --          --          --
     Transfers (to) from the Guarantee
       Account..............................   28,714,399    1,844,282    2,466,894    5,509,911   2,080,232   3,377,212
     Transfers (to) from other
       subaccounts..........................   24,310,941    6,297,692    1,896,648    5,107,641    (537,694)    371,486
                                             ------------  -----------  -----------  -----------  ----------  ----------
       Increase (decrease) in net
         assets from capital
         transactions (note 5)..............   85,674,067   (4,176,368)   6,669,709   13,903,441   7,010,923  10,118,446
                                             ------------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets...........  111,165,250  (17,553,657)  24,110,555   (6,149,497) 11,702,460   7,262,584
Net assets at beginning of year.............  108,116,666  125,670,323   79,299,041   85,448,538  16,201,070   8,938,486
                                             ------------  -----------  -----------  -----------  ----------  ----------
Net assets at end of period................. $219,281,916  108,116,666  103,409,596   79,299,041  27,903,530  16,201,070
                                             ============  ===========  ===========  ===========  ==========  ==========
Changes in units (note 5):
   Units purchased..........................    9,680,431    1,085,818    1,718,284    2,397,711   1,180,310   1,306,126
   Units redeemed...........................   (1,353,600)  (1,531,676)    (935,597)    (755,938)   (309,357)    (82,275)
                                             ------------  -----------  -----------  -----------  ----------  ----------
   Net increase (decrease) in units
     from capital transactions with
     contract owners during the years
     or lesser period ended December
     31, 2003 and 2002......................    8,326,831     (445,858)     782,687    1,641,773     870,953   1,223,851
                                             ============  ===========  ===========  ===========  ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                              Greenwich Street
                                                 Goldman Sachs Variable Insurance Trust         Series Fund
                                           -------------------------------------------------  ----------------
                                                                                              Salomon Brothers
                                                                                                  Variable
                                                                                                  Emerging
                                             Goldman Sachs Growth         Goldman Sachs            Growth
                                               and Income Fund         Mid Cap Value Fund     Fund -- Class II
                                           -----------------------  ------------------------  ----------------
                                                                                                Period from
                                           Year ended December 31,   Year ended December 31,   May 1, 2003 to
                                           -----------------------  ------------------------    December 31,
                                               2003        2002         2003         2002           2003
                                           -----------  ----------  -----------  -----------  ----------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $   (11,177)     26,931     (798,782)    (870,112)      (15,161)
 Net realized gain (loss) on investments..    (508,336) (1,722,679)   5,486,781      872,467       105,500
 Unrealized appreciation (depreciation)
   on investments.........................   4,377,331    (850,453)  26,662,384  (14,638,775)      170,701
 Capital gain distributions...............          --          --    1,627,201      493,700            --
                                           -----------  ----------  -----------  -----------     ---------
    Increase (decrease) in net assets
     from operations......................   3,857,818  (2,546,201)  32,977,584  (14,142,720)      261,040
                                           -----------  ----------  -----------  -----------     ---------
From capital transactions:
 Net premiums.............................      82,454      91,469      329,445    1,002,612       754,308
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................     (41,269)   (157,125)  (1,316,469)  (1,649,244)           --
   Surrenders.............................  (1,978,616) (1,757,870) (15,047,721) (23,400,231)      (74,084)
   Cost of insurance and administrative
    expense (note 4a).....................     (21,736)    (17,946)    (188,385)    (206,582)         (572)
   Capital contribution...................          --          --           --           --            --
   Transfers (to) from the Guarantee
    Account...............................     307,602    (275,096)  (1,463,994)  (3,803,308)      139,572
   Transfers (to) from other subaccounts..   1,997,780   4,622,363   (7,206,926)  44,343,861     1,249,655
                                           -----------  ----------  -----------  -----------     ---------
    Increase (decrease) in net assets
     from capital transactions (note 5)...     346,215   2,505,795  (24,894,050)  16,287,108     2,068,879
                                           -----------  ----------  -----------  -----------     ---------
Increase (decrease) in net assets.........   4,204,033     (40,406)   8,083,534    2,144,388     2,329,919
Net assets at beginning of year...........  18,100,333  18,140,739  149,956,725  147,812,337            --
                                           -----------  ----------  -----------  -----------     ---------
Net assets at end of period............... $22,304,366  18,100,333  158,040,259  149,956,725     2,329,919
                                           ===========  ==========  ===========  ===========     =========
Changes in units (note 5):
 Units purchased..........................     108,875     591,473       30,789    2,845,749       192,078
 Units redeemed...........................     (93,102)   (276,145)  (2,098,584)  (1,824,267)       (6,690)
                                           -----------  ----------  -----------  -----------     ---------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................      15,773     315,328   (2,067,795)   1,021,482       185,388
                                           ===========  ==========  ===========  ===========     =========

                                               Janus Aspen Series
                                           -------------------------



                                             Balanced Portfolio --
                                              Institutional Shares
                                           -------------------------

                                            Year ended December 31,
                                           -------------------------
                                               2003         2002
                                           -----------  ------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........   3,064,724     4,484,920
 Net realized gain (loss) on investments.. (16,074,600)  (19,707,165)
 Unrealized appreciation (depreciation)
   on investments.........................  61,535,869   (26,963,386)
 Capital gain distributions...............          --            --
                                           -----------  ------------
    Increase (decrease) in net assets
     from operations......................  48,525,993   (42,185,631)
                                           -----------  ------------
From capital transactions:
 Net premiums.............................   1,438,780     2,350,674
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................  (4,475,542)   (5,541,375)
   Surrenders............................. (45,324,311)  (54,565,146)
   Cost of insurance and administrative
    expense (note 4a).....................    (539,055)     (587,792)
   Capital contribution...................          --            --
   Transfers (to) from the Guarantee
    Account...............................  (8,974,164)  (13,127,745)
   Transfers (to) from other subaccounts.. (26,551,425)   (4,189,166)
                                           -----------  ------------
    Increase (decrease) in net assets
     from capital transactions (note 5)... (84,425,717)  (75,660,550)
                                           -----------  ------------
Increase (decrease) in net assets......... (35,899,724) (117,846,181)
Net assets at beginning of year........... 437,774,339   555,620,520
                                           -----------  ------------
Net assets at end of period............... 401,874,615   437,774,339
                                           ===========  ============
Changes in units (note 5):
 Units purchased..........................      92,184       145,996
 Units redeemed...........................  (5,501,487)   (4,841,911)
                                           -----------  ------------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................  (5,409,303)   (4,695,915)
                                           ===========  ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                        Janus Aspen Series (continued)
                                 ----------------------------------------------------------------------------------------
                                         Balanced               Capital Appreciation            Capital Appreciation
                                 Portfolio -- Service Shares Portfolio -- Institutional Shares Portfolio -- Service Shares
                                 --------------------------  --------------------------------  --------------------------
                                  Year ended December 31,     Year ended December 31,          Year ended December 31,
                                 --------------------------  --------------------------------  --------------------------
                                     2003          2002          2003             2002            2003          2002
                                 ------------   ----------     -----------     ------------     ----------    ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense).................. $    384,453      444,430    (1,571,214)       (2,069,714)      (255,419)     (237,090)
   Net realized gain
     (loss) on
     investments................     (413,469)  (1,161,093)  (36,132,244)      (43,435,586)    (1,598,692)     (816,057)
   Unrealized
     appreciation
     (depreciation) on
     investments................   12,238,875   (5,368,914)   64,861,360         3,564,458      5,163,850    (2,553,418)
   Capital gain
     distributions..............           --           --            --                --             --            --
                                 ------------   ----------     -----------     ------------     ----------    ----------
       Increase
         (decrease) in
         net assets from
         operations.............   12,209,859   (6,085,577)   27,157,902       (41,940,842)     3,309,739    (3,606,565)
                                 ------------   ----------     -----------     ------------     ----------    ----------
From capital
  transactions:
   Net premiums.................   31,521,852   21,165,035       497,050           899,754      3,276,861     2,428,104
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
   Death benefits...............   (1,589,434)    (679,732)   (1,689,658)       (1,337,400)      (194,922)      (63,600)
   Surrenders...................   (5,902,956)  (3,674,320)  (12,835,885)      (20,335,888)    (1,697,501)     (837,736)
   Cost of insurance and
     administrative
     expense (note 4a)..........     (134,953)     (57,165)     (242,140)         (307,516)       (26,844)      (15,986)
   Capital contribution.........           --           --            --                --             --            --
   Transfers (to) from
     the Guarantee
     Account....................    5,270,414   18,622,767    (2,604,404)       (3,819,215)     1,194,127     3,275,584
   Transfers (to) from
     other subaccounts..........   (5,353,521)   1,073,488   (21,347,817)      (48,416,398)    (2,167,196)   (1,534,507)
                                 ------------   ----------     -----------     ------------     ----------    ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note
         5).....................   23,811,402   36,450,073   (38,222,854)      (73,316,663)       384,525     3,251,859
                                 ------------   ----------     -----------     ------------     ----------    ----------
Increase (decrease) in
  net assets....................   36,021,261   30,364,496   (11,064,952)     (115,257,505)     3,694,264      (354,706)
Net assets at beginning
  of year.......................   81,985,968   51,621,472   169,211,018       284,468,523     18,241,638    18,596,344
                                 ------------   ----------     -----------     ------------     ----------    ----------
Net assets at end of
  period........................ $118,007,229   81,985,968   158,146,066       169,211,018     21,935,902    18,241,638
                                 ============   ==========     ===========     ============     ==========    ==========
Changes in units (note
  5):
   Units purchased..............    4,490,699    4,624,002        41,733            76,153          5,290       858,362
   Units redeemed...............   (1,740,618)    (498,636)   (3,250,998)       (6,246,379)        (4,835)     (368,867)
                                 ------------   ----------     -----------     ------------     ----------    ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2003
     and 2002...................    2,750,081    4,125,366    (3,209,265)       (6,170,226)           455       489,675
                                 ============   ==========     ===========     ============     ==========    ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                           Janus Aspen Series (continued)
                                             ------------------------------------------------------------------
                                               Core Equity
                                              Portfolio --           Flexible            Global Life Sciences
                                              Institutional     Income Portfolio --          Portfolio --
                                                 Shares        Institutional Shares         Service Shares
                                             --------------  ------------------------  -----------------------
                                               Year ended           Year ended                Year ended
                                              December 31,         December 31,              December 31,
                                             --------------  ------------------------  -----------------------
                                               2003    2002      2003         2002        2003         2002
                                             -------  -----  -----------  -----------  ----------  -----------
Increase (decrease) in net assets
From operations:
   Net investment income (expense).......... $   (15)   (10)   2,777,766    3,066,784    (221,670)    (305,227)
   Net realized gain (loss) on
     investments............................    (130)  (314)   3,102,986    2,348,159  (2,111,851)  (3,347,160)
   Unrealized appreciation
     (depreciation) on investments..........     687   (316)  (1,204,733)   2,417,334   5,642,778   (4,206,465)
   Capital gain distributions...............      --     --           --           --          --           --
                                             -------  -----  -----------  -----------  ----------  -----------
       Increase (decrease) in net
         assets from operations.............     542   (640)   4,676,019    7,832,277   3,309,257   (7,858,852)
                                             -------  -----  -----------  -----------  ----------  -----------
From capital transactions:
   Net premiums.............................     205  1,245      363,524      506,459     336,995    1,711,645
   Transfers (to) from the general
     account of GE Life & Annuity:
     Death benefits.........................      --     --   (1,396,734)  (1,204,020)   (327,793)    (161,298)
     Surrenders.............................      --   (837) (14,185,905) (11,807,168) (1,784,432)  (1,995,039)
     Cost of insurance and
       administrative expense (note 4a).....      --     --     (101,242)     (88,298)    (23,729)     (25,079)
     Capital contribution...................      --     --           --           --          --           --
     Transfers (to) from the Guarantee
       Account..............................  (1,525)    (1)  (5,490,780)     313,760     (72,508)     854,470
     Transfers (to) from other
       subaccounts..........................   1,504     87  (11,320,881)  21,529,464    (612,295)  (6,333,589)
                                             -------  -----  -----------  -----------  ----------  -----------
       Increase (decrease) in net
         assets from capital
         transactions (note 5)..............     184    494  (32,132,018)   9,250,197  (2,483,762)  (5,948,890)
                                             -------  -----  -----------  -----------  ----------  -----------
Increase (decrease) in net assets...........     726   (146) (27,455,999)  17,082,474     825,495  (13,807,742)
Net assets at beginning of year.............   2,227  2,373  103,886,893   86,804,419  14,518,054   28,325,796
                                             -------  -----  -----------  -----------  ----------  -----------
Net assets at end of period................. $ 2,953  2,227   76,430,894  103,886,893  15,343,549   14,518,054
                                             =======  =====  ===========  ===========  ==========  ===========
Changes in units (note 5):
   Units purchased..........................     261    121       24,423    1,961,631      45,930      333,586
   Units redeemed...........................    (233)   (76)  (2,183,242)  (1,228,256)   (384,451)  (1,119,627)
                                             -------  -----  -----------  -----------  ----------  -----------
   Net increase (decrease) in units
     from capital transactions with
     contract owners during the years
     or lesser period ended December
     31, 2003 and 2002......................      28     45   (2,158,819)     733,375    (338,521)    (786,041)
                                             =======  =====  ===========  ===========  ==========  ===========

                                             ------------------------

                                                Global Technology
                                                   Portfolio --
                                                  Service Shares
                                             -----------------------
                                                    Year ended
                                                   December 31,
                                             -----------------------
                                                2003         2002
                                             ----------  -----------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)..........   (210,408)    (238,997)
   Net realized gain (loss) on
     investments............................ (5,562,604)  (9,282,404)
   Unrealized appreciation
     (depreciation) on investments.......... 10,882,379      147,665
   Capital gain distributions...............         --           --
                                             ----------  -----------
       Increase (decrease) in net
         assets from operations.............  5,109,367   (9,373,736)
                                             ----------  -----------
From capital transactions:
   Net premiums.............................    355,170    1,028,295
   Transfers (to) from the general
     account of GE Life & Annuity:
     Death benefits.........................    (89,828)    (222,823)
     Surrenders............................. (1,744,347)  (1,501,549)
     Cost of insurance and
       administrative expense (note 4a).....    (23,379)     (18,687)
     Capital contribution...................         --           --
     Transfers (to) from the Guarantee
       Account..............................    697,655      668,834
     Transfers (to) from other
       subaccounts..........................  7,253,273   (1,954,095)
                                             ----------  -----------
       Increase (decrease) in net
         assets from capital
         transactions (note 5)..............  6,448,544   (2,000,025)
                                             ----------  -----------
Increase (decrease) in net assets........... 11,557,911  (11,373,761)
Net assets at beginning of year............. 11,316,324   22,690,085
                                             ----------  -----------
Net assets at end of period................. 22,874,235   11,316,324
                                             ==========  ===========
Changes in units (note 5):
   Units purchased..........................  2,396,071      643,559
   Units redeemed...........................   (538,859)  (1,405,658)
                                             ----------  -----------
   Net increase (decrease) in units
     from capital transactions with
     contract owners during the years
     or lesser period ended December
     31, 2003 and 2002......................  1,857,212     (762,099)
                                             ==========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                              Janus Aspen Series (continued)
                                           -----------------------------------------------------------------------------
                                                                                                 International Growth
                                               Growth Portfolio --       Growth Portfolio --         Portfolio --
                                              Institutional Shares         Service Shares        Institutional Shares
                                           --------------------------  ----------------------  ------------------------
                                                   Year ended                Year ended               Year ended
                                                  December 31,              December 31,             December 31,
                                           --------------------------  ----------------------  ------------------------
                                               2003          2002         2003        2002         2003         2002
                                           ------------  ------------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $ (3,128,772)   (4,903,689)   (268,091)   (321,823)    (182,541)    (765,661)
 Net realized gain (loss) on investments..  (52,859,279)  (99,920,991) (2,547,271) (1,765,277) (12,495,460) (41,836,662)
 Unrealized appreciation (depreciation)
   on investments.........................  117,113,119    (7,717,037)  7,296,628  (4,813,693)  38,222,502    5,324,774
 Capital gain distributions...............           --            --          --          --           --           --
                                           ------------  ------------  ----------  ----------  -----------  -----------
    Increase (decrease) in net assets
     from operations......................   61,125,068  (112,541,717)  4,481,266  (6,900,793)  25,544,501  (37,277,549)
                                           ------------  ------------  ----------  ----------  -----------  -----------
From capital transactions:
 Net premiums.............................      979,900     1,415,239     917,553   3,030,204      220,470      472,569
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................   (1,930,774)   (3,954,258)   (238,036)   (262,111)    (605,205)    (790,367)
   Surrenders.............................  (28,536,349)  (39,432,894) (1,457,229) (1,162,456)  (9,788,903) (14,358,128)
   Cost of insurance and administrative
    expense (note 4a).....................     (376,802)     (480,172)    (28,564)    (15,712)    (115,532)    (148,609)
   Capital contribution...................           --            --          --          --           --           --
   Transfers (to) from the Guarantee
    Account...............................   (5,089,081)   (6,465,868)     98,485   2,928,077   (1,016,738)  (1,558,493)
   Transfers (to) from other subaccounts..  (21,000,773)  (69,121,974)   (875,444) (2,962,138)  (9,733,391) (18,808,519)
                                           ------------  ------------  ----------  ----------  -----------  -----------
    Increase (decrease) in net assets
     from capital transactions (note 5)...  (55,953,879) (118,039,927) (1,583,235)  1,555,864  (21,039,299) (35,191,547)
                                           ------------  ------------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets.........    5,171,189  (230,581,644)  2,898,031  (5,344,929)   4,505,202  (72,469,096)
Net assets at beginning of year...........  238,533,271   469,114,915  16,886,278  22,231,207   92,013,961  164,483,057
                                           ------------  ------------  ----------  ----------  -----------  -----------
Net assets at end of period............... $243,704,460   238,533,271  19,784,309  16,886,278   96,519,163   92,013,961
                                           ============  ============  ==========  ==========  ===========  ===========
Changes in units (note 5):
 Units purchased..........................       80,837       114,028     219,586     712,378       18,417       35,305
 Units redeemed...........................   (4,696,770)   (9,630,052)   (556,187)   (526,688)  (1,775,979)  (2,680,856)
                                           ------------  ------------  ----------  ----------  -----------  -----------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................   (4,615,933)   (9,516,025)   (336,601)    185,690   (1,757,562)  (2,645,551)
                                           ============  ============  ==========  ==========  ===========  ===========

                                           -----------------------
                                            International Growth
                                                Portfolio --
                                               Service Shares
                                           ----------------------
                                                 Year ended
                                                December 31,
                                           ----------------------
                                              2003        2002
                                           ----------  ----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........    (77,971)   (107,007)
 Net realized gain (loss) on investments..  3,101,834   1,675,647
 Unrealized appreciation (depreciation)
   on investments.........................  4,835,337  (1,538,425)
 Capital gain distributions...............         --          --
                                           ----------  ----------
    Increase (decrease) in net assets
     from operations......................  7,859,200      30,215
                                           ----------  ----------
From capital transactions:
 Net premiums.............................  4,385,717   4,878,241
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................   (178,982)    (80,967)
   Surrenders............................. (1,307,228) (1,969,765)
   Cost of insurance and administrative
    expense (note 4a).....................    (23,491)     (8,923)
   Capital contribution...................         --          --
   Transfers (to) from the Guarantee
    Account...............................  1,065,571   3,572,037
   Transfers (to) from other subaccounts.. (2,291,493) (4,856,612)
                                           ----------  ----------
    Increase (decrease) in net assets
     from capital transactions (note 5)...  1,650,094   1,534,011
                                           ----------  ----------
Increase (decrease) in net assets.........  9,509,294   1,564,226
Net assets at beginning of year........... 13,348,080  11,783,854
                                           ----------  ----------
Net assets at end of period............... 22,857,374  13,348,080
                                           ==========  ==========
Changes in units (note 5):
 Units purchased..........................  2,293,339   1,533,615
 Units redeemed........................... (1,599,151)   (493,090)
                                           ----------  ----------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................    694,188   1,040,526
                                           ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                               Janus Aspen Series (continued)
                                           -------------------------------------------------------------------------------
                                                  Mid Cap Growth            Mid Cap Growth           Worldwide Growth
                                                   Portfolio --              Portfolio --              Portfolio --
                                               Institutional Shares         Service Shares         Institutional Shares
                                           ---------------------------  ----------------------  -------------------------
                                                    Year ended                Year ended                Year ended
                                                   December 31,              December 31,              December 31,
                                           ---------------------------  ----------------------  -------------------------
                                                2003          2002         2003        2002         2003         2002
                                           -------------  ------------  ----------  ----------  -----------  ------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $  (1,842,365)   (2,459,013)   (184,244)   (188,764)    (873,143)   (2,626,846)
 Net realized gain (loss) on investments..  (107,125,873) (116,460,403) (1,263,523) (1,335,546) (65,238,753)  (88,689,406)
 Unrealized appreciation (depreciation)
   on investments.........................   145,894,301    53,228,747   4,865,717  (2,815,167) 121,705,488   (49,777,584)
 Capital gain distributions...............            --            --          --          --           --            --
                                           -------------  ------------  ----------  ----------  -----------  ------------
    Increase (decrease) in net assets
     from operations......................    36,926,063   (65,690,669)  3,417,950  (4,339,477)  55,593,592  (141,093,836)
                                           -------------  ------------  ----------  ----------  -----------  ------------
From capital transactions:
 Net premiums.............................       580,508       970,445     545,775   2,176,457      873,384     1,591,882
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................    (1,237,618)   (1,071,153)    (46,466)    (79,722)  (2,524,468)   (3,215,971)
   Surrenders.............................   (12,807,058)  (20,207,625)   (852,214)   (614,514) (36,943,233)  (56,384,804)
   Cost of insurance and administrative
    expense (note 4a).....................      (210,373)     (250,677)    (19,255)    (10,903)    (406,174)     (568,667)
   Capital contribution...................            --            --          --          --           --            --
   Transfers (to) from the Guarantee
    Account...............................      (904,876)   (2,877,333)    299,293   1,805,610   (4,918,259)   (8,173,907)
   Transfers (to) from other subaccounts..    (6,319,476)  (38,193,082)   (394,979) (1,473,277) (42,272,061)  (67,194,776)
                                           -------------  ------------  ----------  ----------  -----------  ------------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   (20,898,893)  (61,629,425)   (467,846)  1,803,651  (86,190,811) (133,946,243)
                                           -------------  ------------  ----------  ----------  -----------  ------------
Increase (decrease) in net assets.........    16,027,170  (127,320,094)  2,950,104  (2,535,826) (30,597,219) (275,040,079)
Net assets at beginning of year...........   123,967,942   251,288,036  10,607,612  13,143,438  314,223,896   589,263,975
                                           -------------  ------------  ----------  ----------  -----------  ------------
Net assets at end of period............... $ 139,995,112   123,967,942  13,557,716  10,607,612  283,626,677   314,223,896
                                           =============  ============  ==========  ==========  ===========  ============
Changes in units (note 5):
 Units purchased..........................        45,716        81,164     290,833     941,818       52,004        89,135
 Units redeemed...........................    (1,691,522)   (5,203,604)   (451,844)   (515,129)  (5,184,096)   (7,577,020)
                                           -------------  ------------  ----------  ----------  -----------  ------------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................    (1,645,806)   (5,122,440)   (161,011)    426,689   (5,132,092)   (7,487,885)
                                           =============  ============  ==========  ==========  ===========  ============

                                           -----------------------
                                              Worldwide Growth
                                                Portfolio --
                                               Service Shares
                                           ----------------------
                                                 Year ended
                                                December 31,
                                           ----------------------
                                              2003        2002
                                           ----------  ----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........   (157,434)   (237,920)
 Net realized gain (loss) on investments.. (2,222,890) (2,925,905)
 Unrealized appreciation (depreciation)
   on investments.........................  6,825,872  (4,241,986)
 Capital gain distributions...............         --          --
                                           ----------  ----------
    Increase (decrease) in net assets
     from operations......................  4,445,548  (7,405,811)
                                           ----------  ----------
From capital transactions:
 Net premiums.............................  1,193,795   4,141,344
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................   (272,259)   (269,003)
   Surrenders............................. (1,264,169) (1,288,294)
   Cost of insurance and administrative
    expense (note 4a).....................    (32,443)    (17,796)
   Capital contribution...................         --          --
   Transfers (to) from the Guarantee
    Account...............................    761,299   4,205,224
   Transfers (to) from other subaccounts.. (2,791,658) (2,628,710)
                                           ----------  ----------
    Increase (decrease) in net assets
     from capital transactions (note 5)... (2,405,435)  4,142,765
                                           ----------  ----------
Increase (decrease) in net assets.........  2,040,113  (3,263,046)
Net assets at beginning of year........... 21,576,696  24,839,742
                                           ----------  ----------
Net assets at end of period............... 23,616,809  21,576,696
                                           ==========  ==========
Changes in units (note 5):
 Units purchased..........................    361,789   1,451,203
 Units redeemed...........................   (806,764)   (730,653)
                                           ----------  ----------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................   (444,975)    720,550
                                           ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                        J.P. Morgan Series Trust II
                                             --------------------------------------------------------------------------------
                                                                        International International   Mid Cap       Mid Cap
                                                                        Opportunities Opportunities    Value         Value
                                                   Bond Portfolio         Portfolio     Portfolio    Portfolio     Portfolio
                                             -------------------------  ------------- ------------- ------------ -------------
                                                           Period from                 Period from                Period from
                                                          September 13,               September 13,              September 13,
                                              Year ended     2002 to     Year ended      2002 to     Year ended     2002 to
                                             December 31, December 31,  December 31,  December 31,  December 31, December 31,
                                                 2003         2002          2003          2002          2003         2002
                                             ------------ ------------- ------------- ------------- ------------ -------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)..........   $   496           (5)           (2)           --          (171)          (5)
   Net realized gain (loss) on
     investments............................       (53)           4             3            --           985           33
   Unrealized appreciation
     (depreciation) on investments..........      (437)          49            51            --         3,794          (42)
   Capital gain distributions...............       624           --            --            --            --           --
                                               -------        -----        ------        ------        ------        -----
       Increase (decrease) in net
         assets from operations.............       630           48            52            --         4,608          (14)
                                               -------        -----        ------        ------        ------        -----
From capital transactions:
   Net premiums.............................    23,654        3,795            --            --        12,980        3,783
   Transfers (to) from the general
     account of GE Life & Annuity:
     Death benefits.........................        --           --            --            --            --           --
     Surrenders.............................    (3,916)          --            --            --        (4,645)          --
     Cost of insurance and
       administrative expense (note 4a).....        (9)          --            --            --           (11)          --
     Capital contribution...................        --           --            --            --            --           --
     Transfers (to) from the Guarantee
       Account..............................     7,549            8           253            --            36          (28)
     Transfers (to) from other
       subaccounts..........................        --           --            --            --            --           --
                                               -------        -----        ------        ------        ------        -----
       Increase (decrease) in net
         assets from capital
         transactions (note 5)..............    27,278        3,803           253            --         8,360        3,755
                                               -------        -----        ------        ------        ------        -----
Increase (decrease) in net assets...........    27,908        3,851           305            --        12,968        3,741
Net assets at beginning of year.............     3,851           --            --            --         3,741           --
                                               -------        -----        ------        ------        ------        -----
Net assets at end of period.................   $31,759        3,851           305            --        16,709        3,741
                                               =======        =====        ======        ======        ======        =====
Changes in units (note 5):
   Units purchased..........................     3,058          378            24            --         1,432          368
   Units redeemed...........................      (385)          --            --            --          (512)          --
                                               -------        -----        ------        ------        ------        -----
   Net increase (decrease) in units
     from capital transactions with
     contract owners during the years
     or lesser period ended December
     31, 2003 and 2002......................     2,673          378            24            --           920          368
                                               =======        =====        ======        ======        ======        =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                 MFS(R) Variable Insurance Trust
                                             ----------------------------------------------------------------------------
                                             MFS(R) Investors Growth Stock MFS(R) Investors Trust   MFS(R) New Discovery
                                                    Series --                     Series --               Series --
                                               Service Class Shares         Service Class Shares    Service Class Shares
                                             ----------------------------  ----------------------  ----------------------
                                             Year ended December 31,       Year ended December 31, Year ended December 31,
                                             ----------------------------  ----------------------  ----------------------
                                                 2003           2002          2003        2002        2003        2002
                                              -----------     ----------   ----------  ----------  ----------  ----------
Increase (decrease) in net assets
From operations:
   Net investment income (expense).......... $  (316,005)      (265,735)     (180,151)   (141,304)   (430,847)   (226,659)
   Net realized gain (loss) on
     investments............................  (1,581,632)    (1,261,130)     (442,323)   (724,894)     17,066  (1,110,349)
   Unrealized appreciation
     (depreciation) on investments..........   5,732,067     (4,328,035)    3,758,246  (2,433,416)  7,603,890  (4,476,901)
   Capital gain distributions...............          --             --            --          --          --          --
                                              -----------     ----------   ----------  ----------  ----------  ----------
       Increase (decrease) in net
         assets from operations.............   3,834,430     (5,854,900)    3,135,772  (3,299,614)  7,190,109  (5,813,909)
                                              -----------     ----------   ----------  ----------  ----------  ----------
From capital transactions:
   Net premiums.............................   4,891,595      5,506,535     3,581,369   2,722,816   7,933,349   6,712,923
   Transfers (to) from the general
     account of GE Life & Annuity:
     Death benefits.........................    (136,402)      (220,798)     (262,223)   (103,861)   (197,059)    (44,375)
     Surrenders.............................  (1,210,407)      (705,636)     (956,581)   (513,720) (2,682,639)   (504,494)
     Cost of insurance and
       administrative expense (note 4a).....     (28,905)       (13,368)      (29,083)    (11,390)    (38,023)    (11,222)
     Capital contribution...................          --             --            --          --          --          --
     Transfers (to) from the Guarantee
       Account..............................   1,696,128      3,868,768     1,851,636   4,147,091   2,724,695   5,503,725
     Transfers (to) from other
       subaccounts..........................    (292,666)    (1,306,666)      173,932    (625,508) 16,618,353    (733,091)
                                              -----------     ----------   ----------  ----------  ----------  ----------
       Increase (decrease) in net
         assets from capital
         transactions (note 5)..............   4,919,343      7,128,835     4,359,050   5,615,428  24,358,676  10,923,466
                                              -----------     ----------   ----------  ----------  ----------  ----------
Increase (decrease) in net assets...........   8,753,773      1,273,935     7,494,822   2,315,814  31,548,785   5,109,557
Net assets at beginning of year.............  17,245,315     15,971,380    13,079,323  10,763,509  16,644,408  11,534,851
                                              -----------     ----------   ----------  ----------  ----------  ----------
Net assets at end of period................. $25,999,088     17,245,315    20,574,145  13,079,323  48,193,193  16,644,408
                                              ===========     ==========   ==========  ==========  ==========  ==========
Changes in units (note 5):
   Units purchased..........................     968,092      1,608,339       760,339     909,804   3,288,202   1,717,397
   Units redeemed...........................    (245,175)      (385,119)     (169,222)   (166,278)   (351,735)   (181,865)
                                              -----------     ----------   ----------  ----------  ----------  ----------
   Net increase (decrease) in units
     from capital transactions with
     contract owners during the years
     or lesser period ended December
     31, 2003 and 2002......................     722,917      1,223,220       591,117     743,526   2,936,467   1,535,532
                                              ===========     ==========   ==========  ==========  ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                                     Nations Separate
                                                MFS(R) Variable Insurance Trust (continued)           Account Trust
                                             -------------------------------------------------  -------------------------
                                                                                                                Nations
                                                                                                  Nations       Marsico
                                                       MFS(R)                   MFS(R)            Marsico    International
                                               Total Return Series --     Utilities Series --      Growth    Opportunities
                                                Service Class Shares     Service Class Shares    Portfolio     Portfolio
                                             -------------------------- ----------------------  ------------ -------------
                                                           Period from                          Period from   Period from
                                                          September 31,       Year ended           May 1,       May 1,
                                              Year ended     2002 to         December 31,         2003 to       2003 to
                                             December 31, December 31,  ----------------------  December 31, December 31,
                                                 2003         2002         2003        2002         2003         2003
                                             ------------ ------------- ----------  ----------  ------------ -------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)..........   $   115           --        102,597     130,943      (65,786)     (27,423)
   Net realized gain (loss) on
     investments............................        21           --       (916,779) (1,669,571)     105,009      191,396
   Unrealized appreciation
     (depreciation) on investments..........     3,712           --      6,765,881  (2,574,748)     939,883      754,103
   Capital gain distributions...............        --           --             --          --           --           --
                                               -------       ------     ----------  ----------   ----------    ---------
       Increase (decrease) in net
         assets from operations.............     3,848           --      5,951,699  (4,113,376)     979,106      918,076
                                               -------       ------     ----------  ----------   ----------    ---------
From capital transactions:
   Net premiums.............................    23,500           --      4,156,674   3,219,520    7,515,564    2,848,824
   Transfers (to) from the general
     account of GE Life & Annuity:
     Death benefits.........................        --           --       (460,260)   (171,060)      (7,122)      (5,602)
     Surrenders.............................        --           --     (1,215,530)   (718,457)     (78,641)     (28,541)
     Cost of insurance and
       administrative expense (note 4a).....        --           --        (28,711)    (14,056)      (2,211)      (1,074)
     Capital contribution...................        --           --             --          --           --           --
     Transfers (to) from the Guarantee
       Account..............................        11           --      1,096,332   4,751,787    1,451,247      823,009
     Transfers (to) from other
       subaccounts..........................        --           --      1,968,531  (1,134,920)   5,632,644    4,175,307
                                               -------       ------     ----------  ----------   ----------    ---------
       Increase (decrease) in net
         assets from capital
         transactions (note 5)..............    23,511           --      5,517,036   5,932,814   14,511,481    7,811,923
                                               -------       ------     ----------  ----------   ----------    ---------
Increase (decrease) in net assets...........    27,359           --     11,468,735   1,819,438   15,490,587    8,729,999
Net assets at beginning of year.............        --           --     15,954,186  14,134,748           --           --
                                               -------       ------     ----------  ----------   ----------    ---------
Net assets at end of period.................   $27,359           --     27,422,921  15,954,186   15,490,587    8,729,999
                                               =======       ======     ==========  ==========   ==========    =========
Changes in units (note 5):
   Units purchased..........................     2,387           --        945,964   1,208,021    1,270,755      655,203
   Units redeemed...........................        --           --       (223,448)   (309,307)     (16,831)      (2,940)
                                               -------       ------     ----------  ----------   ----------    ---------
   Net increase (decrease) in units
     from capital transactions with
     contract owners during the years
     or lesser period ended December
     31, 2003 and 2002......................     2,387           --        722,516     898,714    1,253,924      652,263
                                               =======       ======     ==========  ==========   ==========    =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                               Oppenheimer Variable Account Funds
                                             ---------------------------------------------------------------------
                                                                           Oppenheimer
                                                                        Aggressive Growth
                                                    Oppenheimer            Fund/VA --         Oppenheimer Bond
                                             Aggressive Growth Fund/VA   Service Shares            Fund/VA
                                             -------------------------  ----------------- ------------------------
                                                                           Year ended
                                              Year ended December 31,     December 31,     Year ended December 31,
                                             -------------------------  ----------------- ------------------------
                                                 2003          2002        2003     2002      2003         2002
                                             ------------  -----------  ---------  ------ -----------  -----------
Increase (decrease) in net assets
From operations:
   Net investment income (expense).......... $ (1,432,640)    (919,794)    (9,255)     --   5,783,153    7,324,004
   Net realized gain (loss) on
     investments............................  (46,670,609) (42,699,762)    16,228      --     994,550   (2,290,860)
   Unrealized appreciation
     (depreciation) on investments..........   70,135,856   (8,201,440)    48,911      --    (401,178)   4,194,633
   Capital gain distributions...............           --           --         --      --          --           --
                                             ------------  -----------  ---------  ------ -----------  -----------
Increase (decrease) in net assets from
  operations................................   22,032,607  (51,820,996)    55,884      --   6,376,525    9,227,777
                                             ------------  -----------  ---------  ------ -----------  -----------
From capital transactions:
   Net premiums.............................      790,710      424,830  1,855,247      --     336,346      333,741
   Transfers (to) from the general
     account of GE Life & Annuity:
     Death benefits.........................     (760,971)  (1,454,599)   (27,633)     --  (1,190,649)  (1,100,434)
     Surrenders.............................  (14,128,996) (18,415,563)   (25,593)     -- (17,991,802) (17,806,279)
     Cost of insurance and
       administrative expense (note 4a).....     (157,153)    (198,500)      (139)     --    (151,454)    (137,485)
     Capital contribution...................           --           --         --      --          --           --
     Transfers (to) from the Guarantee
       Account..............................   (1,484,201)  (2,208,000)   136,583      --  (3,500,030)  (1,988,023)
     Transfers (to) from other
       subaccounts..........................   (3,116,371) (16,738,421)   656,951      -- (11,552,432)  16,127,428
                                             ------------  -----------  ---------  ------ -----------  -----------
       Increase (decrease) in net
         assets from capital
         transactions (note 5)..............  (18,856,982) (38,590,253) 2,595,416      -- (34,050,021)  (4,571,052)
                                             ------------  -----------  ---------  ------ -----------  -----------
Increase (decrease) in net assets...........    3,175,625  (90,411,249) 2,651,300      -- (27,673,494)   4,656,725
Net assets at beginning of year.............  105,207,505  195,618,754         --      -- 132,821,716  128,164,991
                                             ------------  -----------  ---------  ------ -----------  -----------
Net assets at end of period................. $108,383,130  105,207,505  2,651,300      -- 105,148,222  132,821,716
                                             ============  ===========  =========  ====== ===========  ===========
Changes in units (note 5):
   Units purchased..........................       33,579       18,334    225,667      --      17,560      510,769
   Units redeemed...........................     (834,374)  (1,693,005)    (4,547)     --  (1,795,165)    (652,520)
                                             ------------  -----------  ---------  ------ -----------  -----------
   Net increase (decrease) in units
     from capital transactions with
     contract owners during the years
     or lesser period ended December
     31, 2003 and 2002......................     (800,795)  (1,674,671)   221,120      --  (1,777,605)    (141,751)
                                             ============  ===========  =========  ====== ===========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                             Oppenheimer Variable Account Funds (continued)
                                             -----------------------------------------------------------------------------
                                                                            Oppenheimer Capital       Oppenheimer Global
                                                 Oppenheimer Capital      Appreciation Fund/VA --    Securities Fund/VA --
                                                Appreciation Fund/VA           Service Shares           Service Shares
                                             --------------------------  -------------------------  ----------------------
                                                                                       Period from
                                                     Year ended                       September 31,       Year ended
                                                    December 31,          Year ended     2002 to         December 31,
                                             --------------------------  December 31, December 31,  ----------------------
                                                 2003          2002          2003         2002         2003        2002
                                             ------------  ------------  ------------ ------------- ----------  ----------
Increase (decrease) in net assets
From operations:
   Net investment income (expense).......... $ (1,715,965)   (1,772,007)    (30,380)         (1)      (456,540)   (321,546)
   Net realized gain (loss) on
     investments............................  (17,481,761)  (48,362,276)     65,638          18          6,406  (1,589,922)
   Unrealized appreciation
     (depreciation) on investments..........   62,718,810   (33,111,732)    544,217         (33)    18,054,212  (5,608,851)
   Capital gain distributions...............           --            --          --          --             --          --
                                             ------------  ------------   ---------       -----     ----------  ----------
       Increase (decrease) in net
         assets from operations.............   43,521,084   (83,246,015)    579,475         (16)    17,604,078  (7,520,319)
                                             ------------  ------------   ---------       -----     ----------  ----------
From capital transactions:
   Net premiums.............................      732,373     1,321,610   3,572,773       1,000     14,376,562  13,299,853
   Transfers (to) from the general
     account of GE Life & Annuity:
     Death benefits.........................   (1,181,374)   (1,609,570)    (42,740)         --       (747,213)    (98,941)
     Surrenders.............................  (18,866,152)  (30,157,858)   (155,783)         --     (1,915,065) (1,075,308)
     Cost of insurance and
       administrative expense (note 4a).....     (232,524)     (285,990)     (1,329)         --        (60,846)    (19,629)
     Capital contribution...................           --            --          --          --             --          --
     Transfers (to) from the Guarantee
       Account..............................   (1,117,118)   (2,965,173)    342,200         (18)     3,991,066   7,802,844
     Transfers (to) from other
       subaccounts..........................       72,692   (18,129,640)  2,480,717          --      3,752,107     164,149
                                             ------------  ------------   ---------       -----     ----------  ----------
       Increase (decrease) in net
         assets from capital
         transactions (note 5)..............  (20,592,103)  (51,826,621)  6,195,838         982     19,396,611  20,072,968
                                             ------------  ------------   ---------       -----     ----------  ----------
Increase (decrease) in net assets...........   22,928,981  (135,072,636)  6,775,313         966     37,000,689  12,552,649
Net assets at beginning of year.............  167,110,932   302,183,568         966          --     32,507,109  19,954,460
                                             ------------  ------------   ---------       -----     ----------  ----------
Net assets at end of period................. $190,039,913   167,110,932   6,776,279         966     69,507,798  32,507,109
                                             ============  ============   =========       =====     ==========  ==========
Changes in units (note 5):
   Units purchased..........................       32,848        61,837     562,975         100      2,770,156   2,854,615
   Units redeemed...........................     (873,045)   (2,487,996)    (17,592)         --       (341,029)   (159,167)
                                             ------------  ------------   ---------       -----     ----------  ----------
   Net increase (decrease) in units
     from capital transactions with
     contract owners during the years
     or lesser period ended
     December 31, 2003 and 2002.............     (840,197)   (2,426,159)    545,383         100      2,429,127   2,695,448
                                             ============  ============   =========       =====     ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4


                                                                       Oppenheimer Variable Account Funds (continued)
                                           -----------------------------------------------------------------------------
                                                                                               Oppenheimer Main Street
                                                                         Oppenheimer Main             Small Cap
                                            Oppenheimer High Income      Street Fund/VA --            Fund/VA --
                                                    Fund/VA               Service Shares            Service Shares
                                           -------------------------  ----------------------  --------------------------
                                                                                                            Period from
                                                                            Year ended                     September 13,
                                            Year ended December 31,        December 31,        Year ended     2002 to
                                           -------------------------  ----------------------  December 31, December 31,
                                               2003          2002        2003        2002         2003         2002
                                           ------------  -----------  ----------  ----------  ------------ -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $  6,021,551   10,362,690    (318,989)   (273,634)    (38,426)         --
 Net realized gain (loss) on investments..   (7,648,698) (13,523,864)   (674,767)   (995,387)    244,204          --
 Unrealized appreciation (depreciation)
   on investments.........................   22,851,165   (1,394,111) 10,382,149  (5,231,300)    735,614          --
 Capital gain distributions...............           --           --          --          --          --          --
                                           ------------  -----------  ----------  ----------   ---------      ------
    Increase (decrease) in net assets
     from operations......................   21,224,018   (4,555,285)  9,388,393  (6,500,321)    941,392          --
                                           ------------  -----------  ----------  ----------   ---------      ------
From capital transactions:
 Net premiums.............................      323,516      302,905  11,400,665   9,628,345   4,005,309          --
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................   (1,061,454)  (1,038,921)   (261,771)   (156,607)      1,423          --
   Surrenders.............................  (17,226,273) (17,477,191) (2,729,014) (1,190,964)   (189,507)         --
   Cost of insurance and administrative
    expense (note 4a).....................     (127,406)    (133,044)    (55,604)    (21,821)     (1,215)         --
   Capital contribution...................           --           --          --          --          --          --
   Transfers (to) from the Guarantee
    Account...............................      706,375   (1,401,423)  4,123,014   9,314,136     564,551          --
   Transfers (to) from other subaccounts..   11,539,009    1,717,738     200,917  (1,629,626)  3,295,672          --
                                           ------------  -----------  ----------  ----------   ---------      ------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   (5,846,233) (18,029,936) 12,678,207  15,943,463   7,676,233          --
                                           ------------  -----------  ----------  ----------   ---------      ------
Increase (decrease) in net assets.........   15,377,785  (22,585,221) 22,066,600   9,443,142   8,617,625          --
Net assets at beginning of year...........   99,031,774  121,616,995  30,484,495  21,041,353          --          --
                                           ------------  -----------  ----------  ----------   ---------      ------
Net assets at end of period............... $114,409,559   99,031,774  52,551,095  30,484,495   8,617,625          --
                                           ============  ===========  ==========  ==========   =========      ======
Changes in units (note 5):
 Units purchased..........................      227,632       33,421   2,112,321   2,507,057     651,494          --
 Units redeemed...........................     (333,300)    (331,715)   (409,228)   (397,368)    (15,794)         --
                                           ------------  -----------  ----------  ----------   ---------      ------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................     (105,668)    (298,294)  1,703,093   2,109,689     635,700          --
                                           ============  ===========  ==========  ==========   =========      ======


                                           ------------------------


                                             Oppenheimer Multiple
                                              Strategies Fund/VA
                                           -----------------------

                                                  Year ended
                                                 December 31,
                                           -----------------------
                                              2003         2002
                                           ----------  -----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........  1,156,603    1,810,856
 Net realized gain (loss) on investments.. (2,654,977)  (4,377,605)
 Unrealized appreciation (depreciation)
   on investments......................... 15,883,735   (8,886,121)
 Capital gain distributions...............         --    1,206,403
                                           ----------  -----------
    Increase (decrease) in net assets
     from operations...................... 14,385,361  (10,246,467)
                                           ----------  -----------
From capital transactions:
 Net premiums.............................    455,803      233,328
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................   (656,797)    (771,558)
   Surrenders............................. (8,963,484)  (9,684,520)
   Cost of insurance and administrative
    expense (note 4a).....................    (97,860)    (100,309)
   Capital contribution...................         --           --
   Transfers (to) from the Guarantee
    Account............................... (1,271,305)  (1,420,126)
   Transfers (to) from other subaccounts..  3,155,117    1,831,617
                                           ----------  -----------
    Increase (decrease) in net assets
     from capital transactions (note 5)... (7,378,526)  (9,911,568)
                                           ----------  -----------
Increase (decrease) in net assets.........  7,006,835  (20,158,035)
Net assets at beginning of year........... 70,456,593   90,614,628
                                           ----------  -----------
Net assets at end of period............... 77,463,428   70,456,593
                                           ==========  ===========
Changes in units (note 5):
 Units purchased..........................    207,744       29,059
 Units redeemed...........................   (632,246)    (169,207)
                                           ----------  -----------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................   (424,502)    (140,148)
                                           ==========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                                    PIMCO Variable
                                                      PBHG Insurance Series Fund, Inc.             Insurance Trust
                                             -------------------------------------------------  ------------------------
                                                                                                Foreign Bond Portfolio --
                                                                            PBHG Large Cap          Administrative
                                             PBHG Growth II Portfolio      Growth Portfolio          Class Shares
                                             ------------------------  -----------------------  ------------------------
                                                    Year ended                Year ended              Year ended
                                                   December 31,              December 31,            December 31,
                                             ------------------------  -----------------------  ------------------------
                                                 2003         2002        2003         2002        2003          2002
                                             -----------  -----------  ----------  -----------   ----------   ---------
Increase (decrease) in net assets
From operations:
   Net investment income (expense).......... $  (195,692)    (297,967)   (262,616)    (410,193)    118,876      102,329
   Net realized gain (loss) on
     investments............................  (1,883,145)  (4,442,783) (8,228,688) (12,049,095)     96,041       32,697
   Unrealized appreciation
     (depreciation) on investments..........   5,011,706   (3,716,947) 13,355,969    1,566,981    (202,048)     214,621
   Capital gain distributions...............          --           --          --           --          --       29,547
                                             -----------  -----------  ----------  -----------   ----------   ---------
       Increase (decrease) in net
         assets from operations.............   2,932,869   (8,457,697)  4,864,665  (10,892,307)     12,869      379,194
                                             -----------  -----------  ----------  -----------   ----------   ---------
From capital transactions:
   Net premiums.............................       9,694       86,411      43,402      158,609   2,864,477    2,534,119
   Transfers (to) from the general
     account of GE Life & Annuity:
     Death benefits.........................     (71,762)    (167,479)   (270,190)    (304,121)   (108,418)     (78,514)
     Surrenders.............................  (1,582,375)  (2,531,439) (2,666,909)  (3,046,102)   (710,228)    (629,627)
     Cost of insurance and
       administrative expense (note 4a).....     (23,986)     (33,720)    (29,342)     (39,333)    (12,661)      (3,584)
     Capital contribution...................          --           --          --           --          --           --
     Transfers (to) from the Guarantee
       Account..............................    (436,624)    (263,278)    (53,691)    (244,641)  1,263,742    1,766,103
     Transfers (to) from other
       subaccounts..........................  (1,201,053)  (3,755,993) (1,501,872)  (9,286,510)   (211,071)   1,580,968
                                             -----------  -----------  ----------  -----------   ----------   ---------
       Increase (decrease) in net
         assets from capital
         transactions (note 5)..............  (3,306,106)  (6,665,498) (4,478,602) (12,762,098)  3,085,841    5,169,465
                                             -----------  -----------  ----------  -----------   ----------   ---------
Increase (decrease) in net assets...........    (373,237) (15,123,195)    386,063  (23,654,405)  3,098,710    5,548,659
Net assets at beginning of year.............  14,811,156   29,934,351  19,664,091   43,318,496   8,205,734    2,657,075
                                             -----------  -----------  ----------  -----------   ----------   ---------
Net assets at end of period................. $14,437,919   14,811,156  20,050,154   19,664,091  11,304,444    8,205,734
                                             ===========  ===========  ==========  ===========   ==========   =========
Changes in units (note 5):
   Units purchased..........................       1,263       10,042       4,210       11,101     346,790      522,916
   Units redeemed...........................    (432,103)    (786,381)   (358,809)    (904,867)    (88,051)     (63,086)
                                             -----------  -----------  ----------  -----------   ----------   ---------
   Net increase (decrease) in units
     from capital transactions with
     contract owners during the years
     or lesser period ended December
     31, 2003 and 2002......................    (430,840)    (776,339)   (354,599)    (893,766)    258,739      459,830
                                             ===========  ===========  ==========  ===========   ==========   =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4


                                                           PIMCO Variable Insurance Trust (continued)
                                           --------------------------------------------------------------------------
                                                                         Long-Term U.S.
                                                  High Yield               Government              Total Return
                                                 Portfolio --             Portfolio --             Portfolio  --
                                             Administrative Class     Administrative Class      Administrative Class
                                                    Shares                   Shares                   Shares
                                           -----------------------  -----------------------  ------------------------
                                                  Year ended               Year ended               Year ended
                                                 December 31,             December 31,             December 31,
                                           -----------------------  -----------------------  ------------------------
                                               2003        2002         2003        2002         2003         2002
                                           -----------  ----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $ 3,514,922   1,416,704    1,167,948   2,517,813    2,691,026    2,732,972
 Net realized gain (loss) on investments..   1,772,986    (591,390)     610,025     485,655    1,792,216      177,209
 Unrealized appreciation (depreciation)
   on investments.........................   6,070,757    (524,325)  (1,489,148)  2,464,132     (208,896)   3,656,979
 Capital gain distributions...............          --          --    1,107,205   1,578,385    1,947,400    1,465,042
                                           -----------  ----------  -----------  ----------  -----------  -----------
    Increase (decrease) in net assets
     from operations......................  11,358,665     300,989    1,396,030   7,045,985    6,221,746    8,032,202
                                           -----------  ----------  -----------  ----------  -----------  -----------
From capital transactions:
 Net premiums.............................  33,090,449  12,994,194   29,794,714  21,145,091   75,153,679   51,790,340
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................  (1,139,939)   (145,288)    (431,025)   (242,802)  (2,090,699)  (1,115,666)
   Surrenders.............................  (3,798,762) (1,404,912)  (7,116,423) (4,550,260) (12,485,393)  (4,996,708)
   Cost of insurance and administrative
    expense (note 4a).....................     (73,579)    (13,394)    (104,205)    (36,310)    (274,968)     (69,623)
   Capital contribution...................          --          --           --          --           --           --
   Transfers (to) from the Guarantee
    Account...............................   6,595,488   7,031,680    3,982,466  14,415,575   20,679,095   37,370,371
   Transfers (to) from other subaccounts..   9,766,343   2,500,144  (29,341,069) 12,315,026    8,496,413   16,114,191
                                           -----------  ----------  -----------  ----------  -----------  -----------
    Increase (decrease) in net assets
     from capital transactions (note 5)...  44,440,000  20,962,424   (3,215,542) 43,046,320   89,478,127   99,092,905
                                           -----------  ----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets.........  55,798,665  21,263,413   (1,819,512) 50,092,305   95,699,873  107,125,107
Net assets at beginning of year...........  34,306,297  13,042,884   72,964,525  22,872,220  155,040,346   47,915,239
                                           -----------  ----------  -----------  ----------  -----------  -----------
Net assets at end of period............... $90,104,962  34,306,297   71,145,013  72,964,525  250,740,219  155,040,346
                                           ===========  ==========  ===========  ==========  ===========  ===========
Changes in units (note 5):
 Units purchased..........................   4,686,933   2,371,199    2,035,239   3,953,613    9,067,959    9,169,893
 Units redeemed...........................    (516,906)   (162,910)  (2,228,991)   (396,711)  (1,295,098)    (535,432)
                                           -----------  ----------  -----------  ----------  -----------  -----------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................   4,170,027   2,208,289     (193,752)  3,556,902    7,772,861    8,634,461
                                           ===========  ==========  ===========  ==========  ===========  ===========

                                            The Prudential
                                           Series Fund, Inc.
                                           ----------------


                                               Jennison
                                             Portfolio --
                                               Class II
                                           ----------------
                                              Year ended
                                             December 31,
                                           ----------------
                                             2003     2002
                                           -------  -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........  (2,097)    (530)
 Net realized gain (loss) on investments..  (1,818)     (77)
 Unrealized appreciation (depreciation)
   on investments.........................  35,176  (12,635)
 Capital gain distributions...............      --       --
                                           -------  -------
    Increase (decrease) in net assets
     from operations......................  31,261  (13,242)
                                           -------  -------
From capital transactions:
 Net premiums............................. 334,643       --
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................      --       --
   Surrenders............................. (14,265)    (873)
   Cost of insurance and administrative
    expense (note 4a).....................     (91)     (42)
   Capital contribution...................      --       --
   Transfers (to) from the Guarantee
    Account...............................  26,680      904
   Transfers (to) from other subaccounts..  74,248    1,330
                                           -------  -------
    Increase (decrease) in net assets
     from capital transactions (note 5)... 421,215    1,319
                                           -------  -------
Increase (decrease) in net assets......... 452,476  (11,923)
Net assets at beginning of year...........  28,350   40,273
                                           -------  -------
Net assets at end of period............... 480,826   28,350
                                           =======  =======
Changes in units (note 5):
 Units purchased..........................  51,610      302
 Units redeemed...........................  (2,245)    (124)
                                           -------  -------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................  49,365      178
                                           =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                        The Prudential Series Fund, Inc.                Rydex Variable Trust
                                             --------------------------------------------------------  ----------------------
                                                                    SP Jennison     SP Prudential U.S.
                                               Jennison 20/20      International    Emerging Growth
                                             Focus Portfolio -- Growth Portfolio --   Portfolio --
                                                  Class II            Class II          Class II              OTC Fund
                                             ------------------ ------------------  -----------------  ----------------------
                                                Period from         Year ended         Year ended            Year ended
                                               May 1, 2003 to      December 31,       December 31,          December 31,
                                                December 31,    ------------------  -----------------  ----------------------
                                                    2003          2003      2002     2003      2002       2003        2002
                                             ------------------ --------  --------  ------   -------   ----------  ----------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)..........      $   (586)       (1,235)   (1,233) (1,062)   (1,143)    (129,085)    (81,489)
   Net realized gain (loss) on
     investments............................           635       115,131    96,716  (1,092)  (10,193)    (880,952) (1,214,189)
   Unrealized appreciation
     (depreciation) on investments..........        14,101          (174)    4,183  24,293   (24,612)   3,894,505  (1,613,739)
   Capital gain distributions...............            --            --        --      --        --           --          --
                                                  --------      --------  --------  ------   -------   ----------  ----------
       Increase (decrease) in net
         assets from operations.............        14,150       113,722    99,666  22,139   (35,948)   2,884,468  (2,909,417)
                                                  --------      --------  --------  ------   -------   ----------  ----------
From capital transactions:
   Net premiums.............................        86,414            --     1,277      --     3,751    5,383,663   1,000,334
   Transfers (to) from the general
     account of GE Life & Annuity:
     Death benefits.........................            --            --        --      --        --     (122,845)   (147,559)
     Surrenders.............................        (2,148)         (667)     (687) (1,129)     (970)    (459,642)   (246,637)
     Cost of insurance and
       administrative expense (note 4a).....          (104)          (23)      (25)   (120)     (211)     (12,398)     (4,296)
     Capital contribution...................            --            --        --      --        --           --          --
     Transfers (to) from the Guarantee
       Account..............................        (7,927)            3    12,692     (12)  (16,626)     739,417     963,813
     Transfers (to) from other
       subaccounts..........................        97,068      (109,282) (117,674)  2,267    25,140     (663,629)    290,281
                                                  --------      --------  --------  ------   -------   ----------  ----------
       Increase (decrease) in net
         assets from capital
         transactions (note 5)..............       173,303      (109,969) (104,417)  1,006    11,084    4,864,566   1,855,936
                                                  --------      --------  --------  ------   -------   ----------  ----------
Increase (decrease) in net assets...........       187,453         3,753    (4,751) 23,145   (24,864)   7,749,034  (1,053,481)
Net assets at beginning of year.............            --        12,436    17,187  57,104    81,968    5,132,705   6,186,186
                                                  --------      --------  --------  ------   -------   ----------  ----------
Net assets at end of period.................      $187,453        16,189    12,436  80,249    57,104   12,881,739   5,132,705
                                                  ========      ========  ========  ======   =======   ==========  ==========
Changes in units (note 5):
   Units purchased..........................        16,099            --         1     180     1,226    1,775,647     640,164
   Units redeemed...........................          (893)         (111)     (109)   (100)     (782)    (364,960)   (113,977)
                                                  --------      --------  --------  ------   -------   ----------  ----------
   Net increase (decrease) in units
     from capital transactions with
     contract owners during the years
     or lesser period ended December
     31, 2003 and 2002......................        15,206          (111)     (108)     80       444    1,410,687     526,187
                                                  ========      ========  ========  ======   =======   ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                   Salomon Brothers Variable Series Fund Inc
                                           ------------------------------------------------------------------
                                                                                              Salomon
                                                    Salomon              Salomon             Brothers
                                                   Brothers              Brothers            Variable
                                              Variable Investors     Variable All Cap     Strategic Bond
                                                Fund -- Class I      Fund -- Class II     Fund -- Class I
                                           ------------------------  ---------------- ----------------------
                                                  Year ended           Period from          Year ended
                                                 December 31,         May 1, 2003 to       December 31,
                                           ------------------------    December 31,   ----------------------
                                               2003         2002           2003          2003        2002
                                           -----------  -----------  ---------------- ----------  ----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $     6,553     (231,364)      (29,236)     1,893,922   1,585,850
 Net realized gain (loss) on investments..  (3,305,045)  (7,068,735)       50,864      3,320,791     314,932
 Unrealized appreciation (depreciation)
   on investments.........................  15,342,042  (10,510,993)      632,103       (476,633)    916,210
 Capital gain distributions...............          --           --            --      1,117,503          --
                                           -----------  -----------     ---------     ----------  ----------
    Increase (decrease) in net assets
     from operations......................  12,043,550  (17,811,092)      653,731      5,855,583   2,816,992
                                           -----------  -----------     ---------     ----------  ----------
From capital transactions:
 Net premiums.............................     181,229      268,246     4,336,529        208,356     338,554
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................    (302,041)    (365,214)           --       (424,122)   (327,742)
   Surrenders.............................  (4,547,900)  (5,236,850)      (19,353)    (6,966,411) (6,232,629)
   Cost of insurance and administrative
    expense (note 4a).....................     (59,549)     (64,363)       (1,031)       (61,558)    (36,902)
   Capital contribution...................          --           --            --             --          --
   Transfers (to) from the Guarantee
    Account...............................     (88,882)    (327,421)      341,249       (707,601) (1,287,406)
   Transfers (to) from other subaccounts..     746,923    5,085,756     1,803,975      7,070,157  23,271,597
                                           -----------  -----------     ---------     ----------  ----------
    Increase (decrease) in net assets
     from capital transactions (note 5)...  (4,070,220)    (639,846)    6,461,369       (881,179) 15,725,472
                                           -----------  -----------     ---------     ----------  ----------
Increase (decrease) in net assets.........   7,973,330  (18,450,938)    7,115,100      4,974,404  18,542,464
Net assets at beginning of year...........  45,819,657   64,270,595            --     45,854,842  27,312,378
                                           -----------  -----------     ---------     ----------  ----------
Net assets at end of period............... $53,792,987   45,819,657     7,115,100     50,829,246  45,854,842
                                           ===========  ===========     =========     ==========  ==========
Changes in units (note 5):
 Units purchased..........................     109,490    2,264,539       552,197        210,880   2,075,514
 Units redeemed...........................    (589,640)  (2,537,779)       (1,737)      (236,411)   (693,797)
                                           -----------  -----------     ---------     ----------  ----------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................    (480,150)    (273,240)      550,460        (25,531)  1,381,717
                                           ===========  ===========     =========     ==========  ==========

                                           -----------------------
                                                   Salomon
                                                  Brothers
                                                  Variable
                                                Total Return
                                               Fund -- Class I
                                           ----------------------
                                                 Year ended
                                                December 31,
                                           ----------------------
                                              2003        2002
                                           ----------  ----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........     26,191      12,298
 Net realized gain (loss) on investments..     (4,660)   (406,813)
 Unrealized appreciation (depreciation)
   on investments.........................  2,108,750  (1,032,748)
 Capital gain distributions...............    215,308          --
                                           ----------  ----------
    Increase (decrease) in net assets
     from operations......................  2,345,589  (1,427,263)
                                           ----------  ----------
From capital transactions:
 Net premiums.............................    178,560     240,921
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................   (142,592)   (151,522)
   Surrenders............................. (1,420,034) (1,835,498)
   Cost of insurance and administrative
    expense (note 4a).....................    (18,048)    (20,220)
   Capital contribution...................         --          --
   Transfers (to) from the Guarantee
    Account...............................   (126,810)   (300,524)
   Transfers (to) from other subaccounts..    346,920   5,448,543
                                           ----------  ----------
    Increase (decrease) in net assets
     from capital transactions (note 5)... (1,182,004)  3,381,700
                                           ----------  ----------
Increase (decrease) in net assets.........  1,163,585   1,954,437
Net assets at beginning of year........... 17,415,107  15,460,670
                                           ----------  ----------
Net assets at end of period............... 18,578,692  17,415,107
                                           ==========  ==========
Changes in units (note 5):
 Units purchased..........................     52,944     552,147
 Units redeemed...........................   (172,033)   (221,237)
                                           ----------  ----------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................   (119,089)    330,910
                                           ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                             Scudder Variable Series II          Van Kampen Life Investment Trust
                                             -------------------------- --------------------------------------------------
                                                 Scudder Technology             Comstock                  Emerging
                                                Growth Portfolio --           Portfolio --           Growth Portfolio --
                                                    Class B Shares           Class II Shares           Class II Shares
                                             -------------------------- ------------------------  ------------------------
                                                           Period from               Period from               Period from
                                                          September 13,                 May 1,                    May 1,
                                              Year ended     2002 to     Year ended    2002 to     Year ended    2002 to
                                             December 31, December 31,  December 31, December 31, December 31, December 31,
                                                 2003         2002          2003         2002         2003         2002
                                             ------------ ------------- ------------ ------------ ------------ ------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)..........    $   (7)          --        (158,741)    (13,532)     (55,420)     (3,372)
   Net realized gain (loss) on
     investments............................         2           --         432,826     (23,395)      82,607     (18,620)
   Unrealized appreciation
     (depreciation) on investments..........       218           --       3,776,299       8,230      751,563     (62,467)
   Capital gain distributions...............        --           --              --          --           --          --
                                                ------       ------      ----------   ---------    ---------     -------
       Increase (decrease) in net
         assets from operations.............       213           --       4,050,384     (28,697)     778,750     (84,459)
                                                ------       ------      ----------   ---------    ---------     -------
From capital transactions:
   Net premiums.............................       500           --      12,912,713   2,418,009    3,945,283     807,871
   Transfers (to) from the general
     account of GE Life & Annuity:
     Death benefits.........................        --           --        (122,507)         --      (92,720)         --
     Surrenders.............................        --           --        (455,602)    (32,260)    (141,720)     (4,662)
     Cost of insurance and
       administrative expense (note 4a).....        --           --         (13,633)        (43)      (3,884)         --
     Capital contribution...................        --           --              --          --           --          --
     Transfers (to) from the Guarantee
       Account..............................     1,011           --       3,830,858     242,290      701,796      33,090
     Transfers (to) from other
       subaccounts..........................        --           --       5,081,154     781,769    1,083,965     100,237
                                                ------       ------      ----------   ---------    ---------     -------
       Increase (decrease) in net
         assets from capital
         transactions (note 5)..............     1,511           --      21,232,983   3,409,765    5,492,720     936,536
                                                ------       ------      ----------   ---------    ---------     -------
Increase (decrease) in net assets...........     1,724           --      25,283,367   3,381,068    6,271,470     852,077
Net assets at beginning of year.............        --           --       3,381,068          --      852,077          --
                                                ------       ------      ----------   ---------    ---------     -------
Net assets at end of period.................    $1,724           --      28,664,435   3,381,068    7,123,547     852,077
                                                ======       ======      ==========   =========    =========     =======
Changes in units (note 5):
   Units purchased..........................       115           --       2,330,671     424,410      665,935     117,990
   Units redeemed...........................        --           --         (63,192)     (3,992)     (27,858)       (585)
                                                ------       ------      ----------   ---------    ---------     -------
   Net increase (decrease) in units
     from capital transactions with
     contract owners during the years
     or lesser period ended December
     31, 2003 and 2002......................       115           --       2,267,479     420,418      638,077     117,405
                                                ======       ======      ==========   =========    =========     =======

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                         Notes to Financial Statements

                               December 31, 2003

(1)Description of Entity

   GE Life & Annuity Separate Account 4 (the Account) is a separate investment account established in 1987 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable deferred annuity contracts issued by GE Life & Annuity.

   GE Life & Annuity is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 to The Life Insurance Company of Virginia. General Electric Capital Corporation (GE Capital) acquired GE Life & Annuity from Aon Corporation on April 1, 1996. GE Capital subsequently contributed GE Life & Annuity to its wholly owned subsidiary, GE Financial Assurance Holdings, Inc. (GE Financial Assurance) and ultimately the majority of the outstanding common stock to General Electric Capital Assurance Company (GECA). As part of an internal reorganization of GE Financial Assurance's insurance subsidiaries, The Harvest Life Insurance Company (Harvest) merged into the Company on January 1, 1999. At this time The Life Insurance Company of Virginia was renamed GE Life and Annuity Assurance Company. Harvest's former parent, Federal Home Life Insurance Company (Federal), received common stock of the GE Life & Annuity in exchange for its interest in Harvest.

   GE Life & Annuity is a wholly owned indirect subsidiary of GE Financial Assurance. The stock is owned directly by GECA, which owns approximately 85% of GE Life and Annuity's outstanding common stock, Federal, which owns approximately 12% of GE Life and Annuity's outstanding common stock and GE Financial Assurance, which directly owns the remaining 3% of outstanding common stock. All outstanding non-voting preferred stock is owned by Brookfield Life Assurance Company Limited (Brookfield). Brookfield is partially owned directly by GE Financial Assurance and owned indirectly by GE Capital. GE Financial Assurance is a wholly owned subsidiary of GE Insurance, Inc. (GEI). GEI is a wholly owned subsidiary of GE Capital, which in turn is wholly owned, directly or indirectly, by General Electric Company.

   On November 18, 2003, GE announced its intention to pursue an initial public offering (IPO) of a new company named Genworth Financial, Inc. (Genworth Financial). In connection with the IPO, GE will transfer, among other things, substantially all of the life insurance businesses currently operating within GE Financial Assurance Holdings, Inc., including GE Life & Annuity, to Genworth Financial. GE expects to complete the IPO in the first half of 2004, subject to market conditions and receipt of various regulatory approvals

   GE Life & Annuity principally offers annuity contracts, institutional stable value products and life insurance. GE Life & Annuity does business in the District of Columbia and all states except New York. GE Life & Annuity's principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

   Effective May 1, 2003, the following portfolios were made available to the Account.

AIM Variable Insurance Funds
 AIM V.I. Basic Value Fund -- Series II Shares     Greenwich Street Series Fund
AllianceBernstein Variable Products Series Fund,     Salomon Brothers Variable Emerging Growth Fund -- Class II
 Inc                                               Nations Separate Account Trust
 Technology Portfolio -- Class B                     Nations Marsico Growth Portfolio
Federated Insurance Series                           Nations Marsico International Opportunities Portfolio
 Federated Kaufmann Fund II -- Service Shares      The Prudential Series Fund, Inc.
Fidelity Variable Insurance Products Fund III        Jennison Portfolio -- Class II
 (VIP III)                                           Jennison 20/20 Focus Portfolio -- Class II
 VIP III Dynamic Capital Appreciation Portfolio    Salomon Brothers Variable Series Fund, Inc
   -- Service Class 2                                Salomon Brothers Variable All Cap Fund -- Class II

   All designated portfolios described above are series type mutual funds.

   On November 14, 2003, Dreyfus Investment Portfolios-Emerging Markets Portfolio Initial Shares and Federated International Small Company Fund II were liquidated in accordance with a decision made by the respective portfolio's Board of Trustees.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003


   For 2003 the following portfolios did not reflect any activity and thus were omitted from the presentation of the financial statements:

AIM Variable Insurance Funds                       J.P. Morgan Series Trust II
 AIM V.I. Blue Chip Fund -- Series I Shares          Small Company Portfolio
American Century Variable Portfolios, Inc.           U.S. Large Cap Core Equity Portfolio
 VP International Fund -- Class I                  MFS(R) Variable Insurance Trust
 VP Value Fund -- Class I                            MFS(R) Strategic Income Series -- Service Class Shares
Dreyfus                                            The Prudential Series Fund, Inc.
 Dreyfus Investment Portfolios -- MidCap Stock
   Portfolio -- Initial Shares                       Equity Portfolio -- Class II
 Dreyfus Variable Investment Fund -- Money Market
   Portfolio                                       Scudder Variable Series II
Franklin Templeton Variable Insurance Products
 Trust                                               SVS Dreman High Return Equity Portfolio -- Class B Shares
 Franklin Large Cap Growth Securities Fund --
   Class 2 Shares                                    SVS Dreman Small Cap Value Portfolio -- Class B Shares
 Mutual Shares Securities Fund -- Class 2 Shares

   All designated portfolios described above are series type mutual funds.

   During 2003, Federated Insurance Series changed the name of its Federated Utility Fund II to Federated Capital Income Fund II. In addition, Janus Aspen Series changed the name of its Aggressive Growth Portfolio to Mid Cap Growth Portfolio -- Institutional Shares and its Aggressive Growth Portfolio -- Service Shares to Mid Cap Growth Portfolio -- Service Shares; Oppenheimer Variable Account Funds changed the name of its Oppenheimer Main Street Growth & Income Fund/VA -- Service Shares to Oppenheimer Main Street Fund/VA -- Service Shares; and Salomon Brothers Variable Series Fund Inc. changed the name of its Investors Fund to Salomon Brothers Variable Investors Fund -- Class I, its Strategic Bond Fund to Salomon Brothers Variable Strategic Bond fund -- Class I, and its Total Return Fund to Salomon Brothers Variable Total Return Fund -- Class I.

   During 2002, AIM Variable Insurance Funds changed the name of its AIM V. I. Value Fund -- Series I Shares to AIM V. I. Premier Equity Fund -- Series I Shares and its AIM V.I. Growth and Income Fund -- Series I Shares to AIM V.I. Core Equity Fund -- Series I Shares. In addition, PIMCO Variable Insurance Trust changed the name of its High Yield Bond Portfolio -- Administrative Class Shares to High Yield Portfolio, its Long-Term U. S. Government Bond
Portfolio --Administrative Class Shares to Long-Term U. S. Government Portfolio Administrative Class shares and its Total Return Bond
Portfolio -- Administrative Class Shares to Total Return Portfolio Administrative Class Shares. Additionally, The Prudential Series Fund, Inc. changed the name of its Prudential Jennison Portfolio Class II to Jennison Portfolio Class II.

(2)Summary of Significant Accounting Policies

  (a) Investments

   Investments are stated at fair market value, which are based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the day the request for purchase or redemption is received (Valuation Day) and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period

  (b) Unit Classes

   There are nine unit classes of subaccounts based on the annuity contract through which the subaccounts are offered. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure. Type I units are sold under contract forms P1098 and P1140. Type II units are sold under contract forms P1142, P1143, and P1150. Type III units are sold under contract form P1152. Type IV units are sold under contract form P1151. Type V units are sold under contract form P1153. Types VI and VII units are sold under contract form P1154. Type VIII units are sold under contract form P1611. Type IX units are sold under contract form P1156. Contract form numbers P1140, P1142, P1143 and P1150 are no longer available for sale, although additional purchase payments may still be accepted under the terms of the contracts.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003


  (c) Federal Income Taxes

   The operations of the Account are a part of, and taxed with, the operations of GE Life & Annuity. Therefore, the Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Under existing federal income tax laws, investment income and capital gains of the Account are not taxed. Accordingly, the Account paid no federal income taxes and no federal income tax payment was required. GE Life & Annuity is taxed as a life insurance company under the Code.

  (d) Use of Estimates

   Financial statements prepared in conformity with generally accepted accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3)Purchases and Sales of Investments

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2003 were:

                                                                                Cost of     Proceeds
                                                                                 Shares       from
                                Fund/Portfolio                                  Acquired   Shares Sold
                                --------------                                 ----------- -----------
AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I Shares........................... $    23,017 $    24,212
 AIM V.I. Basic Value Fund -- Series II Shares................................   8,397,560   1,453,499
 AIM V.I. Capital Appreciation Fund -- Series I Shares........................   9,378,061   7,383,216
 AIM V.I. Capital Development Fund -- Series I Shares.........................      37,596      39,583
 AIM V.I. Core Equity Fund -- Series I Shares.................................      21,426      22,099
 AIM V.I. Global Utilities Fund -- Series I Shares............................     586,096     584,759
 AIM V.I. Government Securities Fund -- Series I Shares.......................  18,343,711  19,186,851
 AIM V.I. Growth Fund -- Series I Shares......................................   3,781,784   3,063,786
 AIM V.I. New Technology Fund -- Series I Shares..............................     402,273     316,383
 AIM V.I. Premier Equity Fund -- Series I Shares..............................  10,084,601  12,548,601
The Alger American Fund:
 Alger American Growth Portfolio -- Class O Shares............................  56,422,470  76,154,519
 Alger American Small Capitalization Portfolio -- Class O Shares..............  60,706,676  57,973,237
AllianceBernstein Variable Products Series Fund, Inc.:
 Growth and Income Portfolio -- Class B.......................................  85,959,157  42,539,330
 Premier Growth Portfolio -- Class B..........................................  11,382,251  12,305,776
 Quasar Portfolio -- Class B..................................................   7,160,750   5,029,802
 Technology Portfolio -- Class B..............................................   3,237,985     648,842
American Century Variable Portfolios, Inc.:
 VP Income & Growth Fund -- Class I...........................................       2,798         424
 VP Ultra Fund -- Class I.....................................................       1,664         457
Dreyfus:
 Dreyfus Investment Portfolios -- Emerging Markets Portfolio -- Initial Shares  15,078,323  23,395,318
 The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares.........     748,936     987,162
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund.................................................  12,416,325   2,859,680
 VT Income Fund of Boston.....................................................      21,889         925
 VT Worldwide Health Sciences Fund............................................   7,729,771   1,791,747

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                                                      Cost of       Proceeds
                                                                       Shares         from
                          Fund/Portfolio                              Acquired     Shares Sold
                          --------------                           -------------- --------------
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary Shares............. $   26,688,540 $   36,726,149
 Federated Capital Income Fund II.................................     11,426,688     15,208,741
 Federated High Income Bond Fund II -- Primary Shares.............    130,109,798    121,224,644
 Federated High Income Bond Fund II -- Service Shares.............     70,043,425     50,483,537
 Federated International Small Company Fund II....................     33,193,281     37,702,598
 Federated Kaufmann Fund II -- Service Shares.....................     17,134,334      3,960,631
Fidelity Variable Insurance Products Fund (VIP):
 VIP Equity-Income Portfolio -- Initial Class.....................    115,486,483    164,001,217
 VIP Equity-Income Portfolio -- Service Class 2...................     56,522,908     28,102,488
 VIP Growth Portfolio -- Initial Class............................     87,142,323    116,137,890
 VIP Growth Portfolio -- Service Class 2..........................     29,511,700     17,540,302
 VIP Overseas Portfolio -- Initial Class..........................    152,078,368    144,460,863
Fidelity Variable Insurance Products Fund II (VIP II):
 VIP II Asset Manager/SM/ Portfolio -- Initial Class..............     31,642,698     55,494,943
 VIP II Contrafund(R) Portfolio -- Initial Class..................     94,107,542    126,422,435
 VIP II Contrafund(R) Portfolio -- Service Class 2................     50,113,169     23,332,716
Fidelity Variable Insurance Products Fund III (VIP III):
 VIP III Dynamic Capital Appreciation Portfolio -- Service Class 2        277,099         65,758
 VIP III Growth & Income Portfolio -- Initial Class...............     41,190,710     43,458,881
 VIP III Growth & Income Portfolio -- Service Class 2.............     17,625,570      9,880,705
 VIP III Growth Opportunities Portfolio -- Initial Class..........     17,521,247     23,502,666
 VIP III Mid Cap Portfolio -- Initial Class.......................         22,781          6,117
 VIP III Mid Cap Portfolio -- Service Class 2.....................     79,754,335     34,998,697
Franklin Templeton Variable Insurance Products Trust:
 Templeton Foreign Securities Fund -- Class 2 Shares..............         11,237            159
 Templeton Global Asset Allocation Fund -- Class 2 Shares.........            111          4,808
GE Investments Funds, Inc.:
 Global Income Fund...............................................     18,348,560     20,492,454
 Income Fund......................................................    164,413,681    193,272,486
 International Equity Fund........................................     83,419,532     81,359,491
 Mid-Cap Value Equity Fund........................................    115,376,147    105,315,983
 Money Market Fund................................................  1,555,928,777  1,838,372,164
 Premier Growth Equity Fund.......................................     90,402,526     53,271,072
 Real Estate Securities Fund......................................     93,915,980     85,396,658
 S&P 500(R) Index Fund............................................    251,025,863    229,697,073
 Small-Cap Value Equity Fund......................................     59,421,494     33,318,485
 Total Return Fund................................................    137,885,132     52,174,885
 U.S. Equity Fund.................................................     55,957,712     46,187,220
 Value Equity Fund................................................     15,639,062      8,506,967
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund.............................     13,290,589     12,959,320
 Goldman Sachs Mid Cap Value Fund.................................     99,706,656    123,944,786
Greenwich Street Series Fund:
 Salomon Brothers Variable Emerging Growth Fund -- Class II.......      4,416,188      2,371,810
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares.......................    112,205,059    192,397,549

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                                                      Cost of     Proceeds
                                                                       Shares       from
                          Fund/Portfolio                              Acquired   Shares Sold
                          --------------                            ------------ ------------
 Balanced Portfolio -- Service Shares.............................. $ 71,216,310 $ 46,414,834
 Capital Appreciation Portfolio -- Institutional Shares............   56,202,259   96,111,670
 Capital Appreciation Portfolio -- Service Shares..................   11,950,875   11,785,868
 Core Equity Portfolio -- Institutional Shares.....................        2,617        2,447
 Flexible Income Portfolio -- Institutional Shares.................  113,193,185  141,277,074
 Global Life Sciences Portfolio -- Service Shares..................   15,949,807   18,655,356
 Global Technology Portfolio -- Service Shares.....................   22,734,211   20,244,284
 Growth Portfolio -- Institutional Shares..........................   69,823,732  128,152,747
 Growth Portfolio -- Service Shares................................    7,549,991    9,437,510
 International Growth Portfolio -- Institutional Shares............   94,703,416  115,494,497
 International Growth Portfolio -- Service Shares..................  208,891,391  207,025,388
 Mid Cap Growth Portfolio -- Institutional Shares..................   75,484,029   98,130,920
 Mid Cap Growth Portfolio -- Service Shares........................    4,155,356    4,806,050
 Worldwide Growth Portfolio -- Institutional Shares................   61,582,759  148,142,182
 Worldwide Growth Portfolio -- Service Shares......................    9,134,769   11,696,227
J.P. Morgan Series Trust II:
 Bond Portfolio....................................................       34,461        6,063
 International Opportunities Portfolio.............................          280           26
 Mid Cap Value Portfolio...........................................       13,082        4,893
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class Shares......   14,626,252   10,158,299
 MFS(R) Investors Trust Series -- Service Class Shares.............   10,082,156    5,914,933
 MFS(R) New Discovery Series -- Service Class Shares...............   45,774,448   21,258,669
 MFS(R) Total Return Series -- Service Class Shares................       23,928          300
 MFS(R) Utilities Series -- Service Class Shares...................   14,617,985    8,999,278
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio..................................   18,302,475    3,914,482
 Nations Marsico International Opportunities Portfolio.............   20,040,014   12,288,863
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA.............................   67,590,978   87,853,809
 Oppenheimer Aggressive Growth Fund/VA -- Service Shares...........    3,052,758      468,893
 Oppenheimer Bond Fund/VA..........................................   81,259,706  110,198,711
 Oppenheimer Capital Appreciation Fund/VA..........................   76,190,617   98,842,086
 Oppenheimer Capital Appreciation Fund/VA -- Service Shares........    7,784,847    1,636,674
 Oppenheimer Global Securities Fund/VA -- Service Shares...........   45,039,752   26,164,079
 Oppenheimer High Income Fund/VA...................................  108,916,086  108,787,201
 Oppenheimer Main Street Fund/VA -- Service Shares.................   23,553,621   11,255,530
 Oppenheimer Main Street Small Cap Fund/VA -- Service Shares.......   12,509,907    4,896,233
 Oppenheimer Multiple Strategies Fund/VA...........................   29,274,775   34,589,164
PBHG Insurance Series Fund, Inc.:
 PBHG Growth II Portfolio..........................................   11,962,452   15,500,841
 PBHG Large Cap Growth Portfolio...................................   17,985,512   22,708,177
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio -- Administrative Class Shares.............   10,863,750    7,629,015
 High Yield Portfolio -- Administrative Class Shares...............  107,570,133   59,610,666
 Long-Term U.S. Government Portfolio -- Administrative Class Shares   73,252,314   74,051,131
 Total Return Portfolio -- Administrative Class Shares.............  214,757,522  120,540,156

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                                           Cost of     Proceeds
                                                            Shares       from
                     Fund/Portfolio                        Acquired   Shares Sold
                     --------------                       ----------- -----------
Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II.......................... $ 1,333,150 $   920,022
 Jennison 20/20 Focus Portfolio -- Class II..............     188,077      15,349
 SP Jennison International Growth Portfolio -- Class II..  10,210,701  10,321,905
 SP Prudential U.S. Emerging Growth Portfolio -- Class II       3,267       3,332
Rydex Variable Trust:
 OTC Fund................................................  15,702,306  11,178,851
Salomon Brothers Variable Series Fund Inc:
 Salomon Brothers Variable Investors Fund -- Class I.....  26,499,722  30,595,474
 Salomon Brothers Variable All Cap Fund -- Class II......   7,856,359   1,440,010
 Salomon Brothers Variable Strategic Bond Fund -- Class I  53,204,305  51,003,177
 Salomon Brothers Variable Total Return Fund -- Class I..   8,043,700   8,970,184
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B Shares...         515          10
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares...................  27,405,266   6,422,667
 Emerging Growth Portfolio -- Class II Shares............   6,898,505   1,443,786

(4)Related Party Transactions

  (a) GE Life & Annuity

   Net purchase payments transferred from GE Life & Annuity represents gross purchase payments recorded by GE Life & Annuity on its flexible premium variable deferred annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until surrender.

   Certain contract owners may elect to allocate purchase payments to a Guarantee Account that is part of the general account of GE Life & Annuity. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time, after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Account and in certain instances transfer amounts from the subaccounts of the Account to the Guarantee Account.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003


   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GE Life & Annuity assumes and the death benefit provided under the contract, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. The stated dollar fees assessed to cover certain other administrative expenses are assessed by the redemption of units. A charge is deducted monthly from Type I policies to reimburse GE Life & Annuity for certain distribution expenses. The table below discloses the fees described above by unit type.

                                                                                                 Administrative Mortality and
                                                                                                    Expense     Expense Risk
                                                                      Annual Contract             Charges as a  Charges as a
                                                                        Maintenance              percentage of  percentage of
                                                                        Charge as a              the daily net  the daily net
Unit Contract Form  Distribution                                       percentage of             assets of the  assets of the
Type    Number        Expense        Surrender Charges                Contract Value                Account        Account
---- -------------- ------------- ------------------------  ------------------------------------ -------------- -------------
I    P1098, P1140   0.20%         6% or less within seven   $30 if account value is $75,000 or          NA          1.15%
                    monthly for   years of any purchase     less at time charge taken
                    the first ten payment
                    years
                    following any
                    purchase
                    payment

II   P1142, P1143,       NA       6% or less within seven   $25 if account value $75,000 or less      0.15%         1.25%
     P1150*                       years of any purchase     at time charge taken
                                  payment

III  P1152*              NA       8% or less within nine    $25 if account value is $10,000 or        0.25%         1.30%
                                  years of any purchase     less at time charge taken
                                  payment

IV   P1151*              NA                  NA             $25 if account value is $25,000 or        0.25%         1.35%
                                                            less at time charge taken

V    P1153               NA                  NA                              NA                       0.35%         0.40%

VI   P1154 *(Age         NA       6% or less within seven   $30 if account values is $40,000 or       0.15%         1.35%
     70 or younger)               years of any purchase     less at the time the charge is taken
                                  payment

VII  P1154* (Over        NA       6% or less within seven   $30 if account value is $40,000 or        0.15%         1.55%
     age 70)                      years of any purchase     less at time charge is taken
                                  payment

VII  P1154*              NA       6% or less within seven   $30 if account value is $40,000 or        0.15%         1.30%
                                  years of any purchase     less at time charge is taken
                                  payment

VIII P1611               NA       Surrender Charge is 9%                     NA                       0.15%         1.35%
                                  declining to 1% for any
                                  purchase payments in the
                                  Guarantee or Variable
                                  Account depending on
                                  length of time in
                                  account.
                                  Access Charge is 6% or
                                  less of any purchase
                                  payment allocated to
                                  immediate installment
                                  account

IX   P1156*              N/A      6% or less within four                     NA                       0.15%         1.30%
                                  years

--------
N/A - Not Applicable
* Contract provides for optional death benefit riders which assess a charge as a percentage of the Contract Value at the time the charge is taken.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003


  (b) Receivable From Affiliate

   Receivable from affiliate represents receivable from GE Life & Annuity attributable to decreases in share values between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

  (c) Accrued Expenses Payable to Affiliate

   Accrued expenses payable to affiliate are mostly attributable to charges and deductions made under the contracts for services and benefits accrued and payable to GE Life & Annuity.

  (d) Capitalization

   Affiliates of the Account have capitalized certain portfolios of GE Investment Funds, Inc.

  (e) Bonus Credit

   For Type III unit contracts, transfers from the general account include approximately $24 million of payments by GE Life & Annuity in the form of bonus credits for the year ended December 31, 2003.

  (f) Capital Brokerage Corporation

   Capital Brokerage Corporation (CBC), an affiliate of GE Life & Annuity, is a Washington corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by GE Life & Annuity. GE Life & Annuity pays commissions and other marketing related expenses to CBC. Certain officers and directors of GE Life & Annuity are also officers and directors of CBC.

  (g) GE Investments Fund, Inc.

   GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Asset Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .60% for the Global Income Fund, .50% Income Fund, maximum 1.00% for the International Equity Fund, .65% Mid-Cap Value Equity Fund, maximum .50% for the Money Market Fund, .65% Premier Growth Equity Fund, maximum .85% for the Real Estate Securities Fund, .35% for the S&P 500(R) Index Fund, .80% for the Small-Cap Value Equity Fund, maximum ..50% Total Return Fund, .55% for the U.S. Equity Fund, and .65% for the Value Equity Fund. The management fee declines incrementally as the portfolios assets increase for the following funds: International Equity Fund, Money Market Fund, Real Estate Securities Fund, and the Total Return Fund.

(5)Capital Transactions

   All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, portfolio dividends or portfolio distributions are not paid to policy owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2003 and 2002 are reflected in the Statements of Changes in Net Assets

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003


(6)Financial Highlights

   A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the years or lesser periods ended December 31, 2003, 2002, and 2001 follows. Financial highlights are only disclosed for subaccounts and unit types that had outstanding units as of December 31.

   Expenses as a percentage of average net assets represent the annualized policy expenses of the Account, consisting of mortality and expense risk charges, and administrative expenses for each period indicated. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying portfolios are excluded.

   The investment income ratio represents the ordinary dividends received by the subaccount from the underlying portfolios, divided by average net assets.

   The total return below represents the total return for the year of lesser periods indicated and includes deductions only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a Prospectus or marketing material for a product supported by the Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return below

--------------------------------------------------------------------------------------------------------------------

                                                                                   Expenses as a Investment
                                                                   Net Assets      % of Average    Income    Total
                       Type I:                          Units  Unit Value   000s    Net Assets     Ratio     Return
--------------------------------------------------------------------------------------------------------------------
The Alger American Fund:
 Alger American Growth Portfolio --
   Class O Shares
   2003............................................... 444,453   $16.87    $ 7,500     1.15%        0.00%    33.61%
   2002............................................... 477,492    12.63      6,031     1.15%        0.04%   (33.76)%
   2001............................................... 723,585    19.07     13,799     1.15%        0.24%   (13.01)%
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2003............................................... 512,921     8.86      4,545     1.15%        0.00%    40.71%
   2002............................................... 477,762     6.30      3,010     1.15%        0.00%   (27.07)%
   2001............................................... 642,188     8.64      5,549     1.15%        0.05%   (30.47)%
AllianceBernstein Variable Products Series Fund, Inc.:
 Growth and Income Portfolio -- Class B
   2003............................................... 107,521    12.32      1,325     1.15%        0.82%    23.24%
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary
   Shares
   2003............................................... 184,208    16.93      3,119     1.15%        1.57%    26.23%
   2002............................................... 211,139    13.41      2,831     1.15%        1.18%   (21.13)%
   2001............................................... 294,487    17.01      5,009     1.15%        1.38%    (5.51)%
 Federated Capital Income Fund II
   2003............................................... 127,652    13.15      1,679     1.15%        6.47%    19.28%
   2002............................................... 135,961    11.03      1,500     1.15%        5.74%   (24.82)%
   2001............................................... 202,066    14.67      2,964     1.15%        3.40%   (14.89)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

-----------------------------------------------------------------------------------------------------------------------

                                                                                      Expenses as a Investment
                                                                      Net Assets      % of Average    Income    Total
                       Type I:                           Units   Unit Value    000s    Net Assets     Ratio     Return
-----------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II --
   Primary Shares
   2003...............................................   198,390   $16.93    $  3,359     1.15%        7.23%    20.81%
   2002...............................................   224,680    14.02       3,150     1.15%       11.14%     0.22%
   2001...............................................   214,386    13.98       2,997     1.15%        9.59%     0.01%
Fidelity Variable Insurance Products Fund (VIP):
 VIP Equity-Income Portfolio -- Initial Class
   2003............................................... 1,721,470    46.15      79,439     1.15%        1.87%    28.83%
   2002............................................... 1,971,167    35.82      70,607     1.15%        1.83%   (17.90)%
   2001............................................... 2,514,863    43.63     109,723     1.15%        1.71%    (6.24)%
 VIP Growth Portfolio -- Initial Class
   2003............................................... 1,306,628    47.96      62,669     1.15%        0.28%    31.32%
   2002............................................... 1,457,038    36.52      53,211     1.15%        0.28%   (30.91)%
   2001............................................... 1,923,051    52.86     101,652     1.15%        0.08%   (18.77)%
 VIP Overseas Portfolio -- Initial Class
   2003...............................................   912,602    23.14      21,115     1.15%        0.77%    41.72%
   2002...............................................   999,509    16.33      16,322     1.15%        0.78%   (21.20)%
   2001............................................... 1,258,600    20.72      26,078     1.15%        5.29%   (22.24)%
Fidelity Variable Insurance Products Fund II (VIP II):
 VIP II Asset Manager/SM/ Portfolio -- Initial Class
   2003............................................... 4,663,074    29.02     135,320     1.15%        3.73%    16.62%
   2002............................................... 5,411,572    24.88     134,640     1.15%        4.25%    (9.78)%
   2001............................................... 6,746,394    27.58     186,066     1.15%        4.48%    (5.39)%
 VIP II Contrafund(R) Portfolio -- Initial Class
   2003............................................... 1,016,015    29.44      29,910     1.15%        0.48%    26.99%
   2002............................................... 1,098,703    23.18      25,468     1.15%        0.88%   (10.39)%
   2001............................................... 1,463,180    25.87      37,852     1.15%        0.85%   (13.43)%
Fidelity Variable Insurance Products Fund III
  (VIP III):
 VIP III Growth & Income Portfolio -- Initial Class
   2003...............................................   249,001    14.84       3,694     1.15%        1.19%    22.35%
   2002...............................................   228,556    12.13       2,772     1.15%        1.44%   (17.57)%
   2001...............................................   346,968    14.71       5,104     1.15%        1.34%    (9.98)%
 VIP III Growth Opportunities Portfolio --
   Initial Class
   2003...............................................   143,320    10.74       1,539     1.15%        0.83%    28.38%
   2002...............................................   169,857     8.36       1,420     1.15%        1.17%   (22.74)%
   2001...............................................   220,327    10.83       2,386     1.15%        0.43%   (15.58)%
 VIP III Mid Cap Portfolio -- Service Class 2
   2003...............................................    82,073    13.96       1,146     1.15%        0.21%    39.59%
GE Investments Funds, Inc.:
 Global Income Fund
   2003...............................................   113,030    12.77       1,443     1.15%        4.93%    10.41%
   2002...............................................   104,279    11.56       1,205     1.15%        0.88%    15.29%
   2001...............................................    26,072    10.03         262     1.15%        0.00%    (3.01)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

------------------------------------------------------------------------------------------------------

                                                                     Expenses as a Investment
                                                      Net Assets     % of Average    Income    Total
                Type I:                   Units   Unit Value  000s    Net Assets     Ratio     Return
------------------------------------------------------------------------------------------------------
 Income Fund
   2003................................   804,637   $13.46   $10,831     1.15%        3.51%     2.41%
   2002................................ 1,017,046    13.14    13,364     1.15%        3.97%     8.62%
   2001................................   964,324    12.10    11,668     1.15%        5.69%     5.97%
 International Equity Fund
   2003................................    76,892    12.98       998     1.15%        1.83%    36.32%
   2002................................    63,491     9.52       604     1.15%        0.95%   (24.71)%
   2001................................    69,869    12.65    14,382     1.15%        1.49%   (21.93)%
 Mid-Cap Value Equity Fund
   2003................................   341,811    19.12     6,536     1.15%        1.42%    31.41%
   2002................................   366,772    14.55     5,336     1.15%        0.84%   (14.76)%
   2001................................   370,507    17.07     6,325     1.15%        0.92%    (1.03)%
 Money Market Fund
   2003................................ 1,193,188    17.21    20,537     1.15%        0.82%    (0.38)%
   2002................................ 2,428,398    17.28    41,963     1.15%        1.49%     0.31%
   2001................................ 3,237,897    17.22    55,757     1.15%        3.77%     2.57%
 Premier Growth Equity Fund
   2003................................   284,977     9.85     2,807     1.15%        0.21%    27.43%
   2002................................    75,183     7.73       581     1.15%        0.05%   (21.93)%
   2001................................    72,776     9.90       720     1.15%        0.11%   (10.37)%
 Real Estate Securities Fund
   2003................................   200,954    28.42     5,711     1.15%        3.71%    35.80%
   2002................................   204,164    20.93     4,273     1.15%        4.04%    (2.48)%
   2001................................   182,258    21.46     3,911     1.15%        5.55%    10.32%
 S&P 500(R) Index Fund
   2003................................   443,753    45.25    20,081     1.15%        1.39%    26.80%
   2002................................   468,803    35.69    16,732     1.15%        1.19%   (23.26)%
   2001................................   603,299    46.51    28,059     1.15%        0.99%   (13.45)%
 Small-Cap Value Equity Fund
   2003................................    26,902    12.85       346     1.15%        0.08%    28.54%
 Total Return Fund
   2003................................   276,101    39.84    10,999     1.15%        1.69%    18.93%
   2002................................   275,659    33.49     9,232     1.15%        2.28%   (10.36)%
   2001................................   329,490    37.36    12,310     1.15%        2.57%    (4.20)%
 U.S. Equity Fund
   2003................................   116,718    10.91     1,274     1.15%        1.00%    21.86%
   2002................................   124,730     8.96     1,118     1.15%        0.92%   (20.19)%
   2001................................   148,206    11.22     1,663     1.15%        0.78%    (9.71)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2003................................    84,780     8.40       712     1.15%        1.40%    22.93%
   2002................................   104,286     6.83       712     1.15%        1.63%   (12.36)%
   2001................................    77,071     7.80       601     1.15%        0.50%   (10.56)%
 Goldman Sachs Mid Cap Value Fund
   2003................................   716,957    14.40    10,321     1.15%        0.87%    26.92%
   2002................................   829,759    11.34     9,409     1.15%        0.98%    (5.79)%
   2001................................   603,789    12.04     7,270     1.15%        1.14%    10.54%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

------------------------------------------------------------------------------------------------------------------

                                                                                 Expenses as a Investment
                                                                  Net Assets     % of Average    Income    Total
                      Type I:                         Units   Unit Value  000s    Net Assets     Ratio     Return
------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2003............................................ 1,192,768   $23.26   $27,738     1.15%        2.14%    12.74%
   2002............................................ 1,421,344    20.63    29,322     1.15%        2.34%    (7.52)%
   2001............................................ 1,775,829    22.31    39,619     1.15%        1.28%    (5.95)%
 Capital Appreciation Portfolio -- Institutional
   Shares
   2003............................................   349,420    20.12     7,029     1.15%        0.47%    19.15%
   2002............................................   440,506    16.88     7,436     1.15%        0.54%   (16.64)%
   2001............................................   575,386    20.25    11,652     1.15%        0.39%   (22.73)%
 Flexible Income Portfolio -- Institutional Shares
   2003............................................   273,089    17.42     4,757     1.15%        4.28%     5.17%
   2002............................................   384,816    16.56     6,373     1.15%        4.75%     9.21%
   2001............................................   395,265    15.17     5,996     1.15%        3.05%     6.28%
 Global Life Sciences Portfolio -- Service Shares
   2003............................................    43,987     8.18       360     1.15%        0.00%    24.74%
   2002............................................    89,338     6.56       586     1.15%        0.00%   (30.36)%
   2001............................................   200,905     9.42     1,893     1.15%        0.00%   (17.88)%
 Global Technology Portfolio -- Service Shares
   2003............................................   410,355     3.57     1,465     1.15%        0.00%    44.79%
   2002............................................   131,809     2.47       326     1.15%        0.00%   (41.61)%
   2001............................................   150,593     4.22       636     1.15%        0.00%   (38.17)%
 Growth Portfolio -- Institutional Shares
   2003............................................ 1,298,348    21.73    28,213     1.15%        0.08%    30.22%
   2002............................................ 1,625,231    16.69    27,125     1.15%        0.00%   (27.36)%
   2001............................................ 2,307,263    22.97    52,998     1.15%        0.02%   (25.75)%
 International Growth Portfolio -- Institutional
   Shares
   2003............................................   308,435    17.68     5,453     1.15%        1.21%    33.37%
   2002............................................   455,711    13.26     6,043     1.15%        0.83%   (26.44)%
   2001............................................   594,436    18.02    10,712     1.15%        0.34%   (24.27)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2003............................................   552,573    22.99    12,703     1.15%        0.00%    33.55%
   2002............................................   675,661    17.21    11,628     1.15%        0.00%   (28.77)%
   2001............................................ 1,019,009    24.16    24,619     1.15%        0.00%   (40.27)%
 Worldwide Growth Portfolio -- Institutional Shares
   2003............................................ 1,222,607    27.61    33,750     1.15%        1.08%    22.57%
   2002............................................ 1,716,405    22.52    38,653     1.15%        0.82%   (26.36)%
   2001............................................ 2,399,672    30.58    73,382     1.15%        0.22%   (23.49)%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class
   Shares
   2003............................................    21,213    12.76       271     1.15%        0.00%    27.61%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2003............................................   667,430    38.88    25,952     1.15%        0.00%    24.15%
   2002............................................   785,562    31.32    24,604     1.15%        0.73%   (28.62)%
   2001............................................ 1,046,981    43.88    45,942     1.15%        0.99%   (32.20)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

-------------------------------------------------------------------------------------------------------------------

                                                                                  Expenses as a Investment
                                                                   Net Assets     % of Average    Income    Total
                       Type I:                          Units  Unit Value  000s    Net Assets     Ratio     Return
-------------------------------------------------------------------------------------------------------------------
 Oppenheimer Bond Fund/VA
   2003............................................... 353,164   $27.35   $ 9,658     1.15%        6.02%     5.55%
   2002............................................... 459,577    25.91    11,908     1.15%        7.18%     7.83%
   2001............................................... 522,745    24.03    12,562     1.15%        6.51%     6.33%
 Oppenheimer Capital Appreciation Fund/VA
   2003............................................... 488,844    51.50    25,175     1.15%        0.39%    29.44%
   2002............................................... 510,800    39.79    20,325     1.15%        0.66%   (27.70)%
   2001............................................... 684,426    55.03    37,664     1.15%        0.65%   (13.76)%
 Oppenheimer High Income Fund/VA
   2003............................................... 464,434    36.30    16,859     1.15%        7.07%    22.53%
   2002............................................... 528,223    29.63    15,651     1.15%       11.01%    (3.52)%
   2001............................................... 682,884    30.71    20,971     1.15%       10.37%     0.59%
 Oppenheimer Multiple Strategies Fund/VA
   2003............................................... 443,367    35.82    15,879     1.15%        3.04%    23.52%
   2002............................................... 501,118    29.00    14,532     1.15%        3.69%   (11.43)%
   2001............................................... 609,630    32.74    19,959     1.15%        3.70%     0.83%
PBHG Insurance Series Fund, Inc.:
 PBHG Growth II Portfolio
   2003............................................... 104,805     9.26       970     1.15%        0.00%    24.26%
   2002............................................... 152,592     7.45     1,137     1.15%        0.00%   (31.23)%
   2001............................................... 274,022    10.83     2,968     1.15%        0.00%   (41.28)%
 PBHG Large Cap Growth Portfolio
   2003............................................... 106,905    15.47     1,654     1.15%        0.00%    29.68%
   2002............................................... 132,559    11.93     1,581     1.15%        0.00%   (30.13)%
   2001............................................... 193,697    17.08     3,308     1.15%        0.00%   (29.25)%
PIMCO Variable Insurance Trust:
 Total Return Portfolio -- Administrative Class Shares
   2003...............................................  50,696    10.12       513     1.15%        2.87%     1.18%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable Investors Fund --
   Class I
   2003............................................... 343,987    14.39     4,951     1.15%        1.46%    30.81%
   2002............................................... 296,773    11.00     3,264     1.15%        1.07%   (23.93)%
   2001............................................... 304,116    14.47     4,401     1.15%        0.86%    (5.44)%
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2003............................................... 240,851    13.72     3,304     1.15%        5.07%    11.93%
   2002............................................... 189,374    12.26     2,322     1.15%        5.67%     7.59%
   2001...............................................  71,246    11.39       811     1.15%        5.33%     5.47%
 Salomon Brothers Variable Total Return Fund --
   Class I
   2003...............................................  47,015    11.73       552     1.15%        1.61%    14.58%
   2002...............................................  42,782    10.24       438     1.15%        1.58%    (7.94)%
   2001...............................................  30,465    11.12       339     1.15%        2.73%    (2.14)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

-----------------------------------------------------------------------------------------------------------------------

                                                                                      Expenses as a Investment
                                                                     Net Assets       % of Average    Income    Total
                       Type II:                          Units   Unit Value    000s    Net Assets     Ratio     Return
-----------------------------------------------------------------------------------------------------------------------
The Alger American Fund:
 Alger American Growth Portfolio --
   Class O Shares
   2003............................................... 5,247,344   $16.53    $ 86,728     1.40%        0.00%    33.27%
   2002............................................... 6,300,041    12.40      78,121     1.40%        0.04%   (33.93)%
   2001............................................... 9,078,703    18.77     170,407     1.40%        0.24%   (13.06)%
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2003............................................... 5,512,357     8.68      47,842     1.40%        0.00%    40.36%
   2002............................................... 5,837,332     6.18      36,075     1.40%        0.00%   (27.26)%
   2001............................................... 7,002,914     8.50      59,525     1.40%        0.05%   (30.51)%
AllianceBernstein Variable Products Series Fund, Inc.:
 Growth and Income Portfolio -- Class B
   2003...............................................   848,567    12.30      10,441     1.40%        0.82%    23.04%
Federated Insurance Series:
 Federated American Leaders Fund II --
   Primary Shares
   2003............................................... 2,902,267    16.61      48,197     1.40%        1.57%    25.91%
   2002............................................... 3,514,911    13.19      46,362     1.40%        1.18%   (21.33)%
   2001............................................... 4,307,323    16.77      72,234     1.40%        1.38%    (5.56)%
 Federated Capital Income Fund II
   2003............................................... 1,409,390    12.86      18,123     1.40%        6.47%    18.99%
   2002............................................... 1,835,551    10.81      19,842     1.40%        5.74%   (25.01)%
   2001............................................... 2,347,057    14.41      33,821     1.40%        3.40%   (14.93)%
 Federated High Income Bond Fund II --
   Primary Shares
   2003............................................... 2,601,893    16.55      43,074     1.40%        7.23%    20.51%
   2002............................................... 2,789,740    13.74      38,331     1.40%       11.14%    (0.03)%
   2001............................................... 2,986,440    13.74      41,034     1.40%        9.59%    (0.04)%
Fidelity Variable Insurance Products Fund (VIP):
 VIP Equity-Income Portfolio -- Initial Class
   2003............................................... 6,335,077    44.37     281,060     1.40%        1.87%    28.51%
   2002............................................... 7,512,400    34.52     259,328     1.40%        1.83%   (18.11)%
   2001............................................... 9,234,283    42.16     389,317     1.40%        1.71%    (6.29)%
 VIP Growth Portfolio -- Initial Class
   2003............................................... 2,970,668    46.11     136,982     1.40%        0.28%    30.99%
   2002............................................... 3,487,079    35.20     122,745     1.40%        0.28%   (31.08)%
   2001............................................... 4,744,104    51.08     242,329     1.40%        0.08%   (18.81)%
 VIP Overseas Portfolio -- Initial Class
   2003............................................... 1,385,197    22.24      30,812     1.40%        0.77%    41.37%
   2002...............................................   959,274    15.73      15,089     1.40%        0.78%   (21.40)%
   2001............................................... 1,347,035    20.02      29,968     1.40%        5.29%   (22.28)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

--------------------------------------------------------------------------------------------------------------------

                                                                                   Expenses as a Investment
                                                                  Net Assets       % of Average    Income    Total
                     Type II:                        Units    Unit Value    000s    Net Assets     Ratio     Return
--------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund II
  (VIP II):
 VIP II Asset Manager/SM/ Portfolio --
   Initial Class
   2003...........................................  1,776,001   $28.00    $ 49,727     1.40%        3.73%    16.33%
   2002...........................................  2,151,180    24.07      51,779     1.40%        4.25%   (10.00)%
   2001...........................................  2,740,751    26.75      73,315     1.40%        4.48%    (5.44)%
 VIP II Contrafund(R) Portfolio -- Initial Class
   2003...........................................  7,362,788    28.78     211,912     1.40%        0.48%    26.67%
   2002...........................................  8,573,160    22.72     194,782     1.40%        0.88%   (10.62)%
   2001........................................... 10,463,953    25.42     265,994     1.40%        0.85%   (13.48)%
Fidelity Variable Insurance Products Fund III
  (VIP III):
 VIP III Growth & Income Portfolio -- Initial
   Class
   2003...........................................  4,271,595    14.59      62,324     1.40%        1.19%    22.05%
   2002...........................................  4,584,591    11.95      54,786     1.40%        1.44%   (17.78)%
   2001...........................................  5,388,110    14.54      78,343     1.40%        1.34%   (10.03)%
 VIP III Growth Opportunities Portfolio -- Initial
   Class
   2003...........................................  2,224,127    10.56      23,487     1.40%        0.83%    28.06%
   2002...........................................  2,675,446     8.25      22,072     1.40%        1.17%   (22.94)%
   2001...........................................  3,701,867    10.70      39,610     1.40%        0.43%   (15.63)%
 VIP III Mid Cap Portfolio -- Service Class 2
   2003...........................................    623,817    13.94       8,693     1.40%        0.21%    39.35%
GE Investments Funds, Inc.:
 Global Income Fund
   2003...........................................    653,367    12.55       8,202     1.40%        4.93%    10.13%
   2002...........................................    853,992    11.40       9,736     1.40%        0.88%    15.00%
   2001...........................................    300,934     9.91       2,982     1.40%        0.00%    (3.06)%
 Income Fund
   2003...........................................  4,841,528    13.26      64,185     1.40%        3.51%     2.15%
   2002...........................................  7,151,518    12.98      92,827     1.40%        3.97%     8.35%
   2001...........................................  4,478,530    11.98      53,653     1.40%        5.69%     5.92%
 International Equity Fund
   2003...........................................    966,614    12.76      12,333     1.40%        1.83%    35.98%
   2002...........................................    851,108     9.38       7,983     1.40%        0.95%   (24.90)%
   2001...........................................    919,209    12.49      11,481     1.40%        1.49%   (21.97)%
 Mid-Cap Value Equity Fund
   2003...........................................  3,645,855    18.80      68,553     1.40%        1.42%    31.08%
   2002...........................................  4,093,825    14.34      58,705     1.40%        0.84%   (14.97)%
   2001...........................................  4,353,777    16.87      73,448     1.40%        0.92%    (1.09)%
 Money Market Fund
   2003...........................................  7,774,666    16.55     128,654     1.40%        0.82%    (0.63)%
   2002........................................... 15,816,266    16.65     263,341     1.40%        1.49%     0.06%
   2001........................................... 17,320,111    16.64     288,207     1.40%        3.77%     2.51%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

--------------------------------------------------------------------------------------------------------------------

                                                                                   Expenses as a Investment
                                                                  Net Assets       % of Average    Income    Total
                     Type II:                        Units    Unit Value    000s    Net Assets     Ratio     Return
--------------------------------------------------------------------------------------------------------------------
 Premier Growth Equity Fund
   2003...........................................  2,935,628   $ 9.73    $ 28,574     1.40%        0.21%    27.11%
   2002...........................................  2,588,994     7.66      19,832     1.40%        0.05%   (22.12)%
   2001...........................................  2,201,591     9.83      21,642     1.40%        0.11%   (10.42)%
 Real Estate Securities Fund
   2003...........................................  1,816,995    27.82      50,540     1.40%        3.71%    35.46%
   2002...........................................  1,999,763    20.53      41,055     1.40%        4.04%    (2.73)%
   2001...........................................  2,007,545    21.11      42,379     1.40%        5.55%    10.27%
 S&P 500(R) Index Fund
   2003...........................................  6,001,268    43.51     261,094     1.40%        1.39%    26.48%
   2002...........................................  6,766,704    34.40     232,775     1.40%        1.19%   (23.45)%
   2001...........................................  8,557,014    44.94     384,552     1.40%        0.99%   (13.50)%
 Small-Cap Value Equity Fund
   2003...........................................    250,698    12.83       3,217     1.40%        0.08%    28.33%
 Total Return Fund
   2003...........................................  1,851,000    38.30      70,891     1.40%        1.69%    18.63%
   2002...........................................  1,912,451    32.28      61,734     1.40%        2.28%   (10.58)%
   2001...........................................  2,104,312    36.10      75,966     1.40%        2.57%    (4.26)%
 U.S. Equity Fund
   2003...........................................  2,790,129    10.76      30,020     1.40%        1.00%    21.55%
   2002...........................................  2,883,878     8.85      25,522     1.40%        0.92%   (20.39)%
   2001...........................................  3,262,755    11.12      36,282     1.40%        0.78%    (9.76)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2003...........................................  1,361,960     8.28      11,279     1.40%        1.40%    22.62%
   2002...........................................  1,312,915     6.75       8,862     1.40%        1.63%   (12.58)%
   2001...........................................  1,149,638     7.73       8,887     1.40%        0.50%   (10.61)%
 Goldman Sachs Mid Cap Value Fund
   2003...........................................  5,480,927    14.19      77,788     1.40%        0.87%    26.60%
   2002...........................................  6,570,451    11.21      73,655     1.40%        0.98%    (6.03)%
   2001...........................................  5,607,364    11.93      66,896     1.40%        1.14%    10.48%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2003........................................... 10,944,920    22.78     249,310     1.40%        2.14%    12.46%
   2002........................................... 13,294,385    20.26     269,344     1.40%        2.34%    (7.75)%
   2001........................................... 15,654,099    21.96     343,764     1.40%        1.28%    (6.01)%
 Capital Appreciation Portfolio -- Institutional
   Shares
   2003...........................................  4,023,535    19.78      79,595     1.40%        0.47%    18.85%
   2002...........................................  5,208,969    16.64      86,677     1.40%        0.54%   (16.85)%
   2001...........................................  7,276,570    20.02     145,677     1.40%        0.39%   (22.78)%
 Flexible Income Portfolio -- Institutional Shares
   2003...........................................  2,837,246    17.06      48,405     1.40%        4.28%     4.91%
   2002...........................................  3,912,422    16.26      63,616     1.40%        4.75%     8.93%
   2001...........................................  3,772,527    14.93      56,324     1.40%        3.05%     6.22%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

-------------------------------------------------------------------------------------------------------------------

                                                                                  Expenses as a Investment
                                                                 Net Assets       % of Average    Income    Total
                    Type II:                        Units    Unit Value    000s    Net Assets     Ratio     Return
-------------------------------------------------------------------------------------------------------------------
 Global Life Sciences Portfolio -- Service Shares
   2003..........................................    536,136   $ 8.11    $  4,346     1.40%        0.00%    24.43%
   2002..........................................    628,264     6.52       4,096     1.40%        0.00%   (30.54)%
   2001..........................................  1,018,589     9.38       9,554     1.40%        0.00%   (17.93)%
 Global Technology Portfolio -- Service Shares
   2003..........................................  1,576,779     3.54       5,579     1.40%        0.00%    44.43%
   2002..........................................  1,165,738     2.45       2,856     1.40%        0.00%   (41.76)%
   2001..........................................  1,801,374     4.21       7,584     1.40%        0.00%   (38.20)%
 Growth Portfolio -- Institutional Shares
   2003..........................................  6,553,434    21.17     138,768     1.40%        0.08%    29.89%
   2002..........................................  8,452,760    16.30     137,780     1.40%        0.00%   (27.54)%
   2001.......................................... 12,018,045    22.50     270,406     1.40%        0.02%   (25.79)%
 International Growth Portfolio -- Institutional
   Shares
   2003..........................................  3,406,891    17.34      59,083     1.40%        1.21%    33.03%
   2002..........................................  4,341,645    13.04      56,615     1.40%        0.83%   (26.63)%
   2001..........................................  5,720,325    17.77     101,650     1.40%        0.34%   (24.32)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2003..........................................  3,365,664    22.40      75,396     1.40%        0.00%    33.22%
   2002..........................................  4,077,179    16.82      68,578     1.40%        0.00%   (28.94)%
   2001..........................................  5,965,824    23.67     141,211     1.40%        0.00%   (40.30)%
 Worldwide Growth Portfolio -- Institutional
   Shares
   2003..........................................  6,888,250    26.90     185,294     1.40%        1.08%    22.26%
   2002..........................................  9,455,301    22.00     208,017     1.40%        0.82%   (26.54)%
   2001.......................................... 13,140,429    29.95     393,556     1.40%        0.22%   (23.53)%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class
   Shares
   2003..........................................    290,058    12.74       3,695     1.40%        0.00%    27.40%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2003..........................................  1,615,590    37.38      60,396     1.40%        0.00%    23.84%
   2002..........................................  2,011,156    30.19      60,717     1.40%        0.73%   (28.80)%
   2001..........................................  2,697,267    42.40     114,364     1.40%        0.99%   (32.24)%
 Oppenheimer Bond Fund/VA
   2003..........................................  2,467,307    26.29      64,873     1.40%        6.02%     5.29%
   2002..........................................  3,279,704    24.97      81,894     1.40%        7.18%     7.55%
   2001..........................................  3,460,570    23.22      80,354     1.40%        6.51%     6.27%
 Oppenheimer Capital Appreciation Fund/VA
   2003..........................................  2,339,204    49.51     115,820     1.40%        0.39%    29.11%
   2002..........................................  2,749,974    38.35     105,462     1.40%        0.66%   (27.88)%
   2001..........................................  3,602,443    53.17     191,542     1.40%        0.65%   (13.81)%
 Oppenheimer High Income Fund/VA
   2003..........................................  1,943,412    34.90      67,825     1.40%        7.07%    22.23%
   2002..........................................  2,202,687    28.55      62,887     1.40%       11.01%    (3.76)%
   2001..........................................  2,829,310    29.67      83,946     1.40%       10.37%     0.54%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

--------------------------------------------------------------------------------------------------------------------

                                                                                   Expenses as a Investment
                                                                   Net Assets      % of Average    Income    Total
                      Type II:                         Units   Unit Value   000s    Net Assets     Ratio     Return
--------------------------------------------------------------------------------------------------------------------
 Oppenheimer Multiple Strategies Fund/VA
   2003............................................. 1,239,242   $34.43    $42,671     1.40%        3.04%    23.21%
   2002............................................. 1,361,408    27.95     38,051     1.40%        3.69%   (11.65)%
   2001............................................. 1,710,953    31.63     54,117     1.40%        3.70%     0.78%
PBHG Insurance Series Fund, Inc.:
 PBHG Growth II Portfolio
   2003............................................. 1,479,937     9.10     13,472     1.40%        0.00%    23.95%
   2002............................................. 1,862,990     7.34     13,674     1.40%        0.00%   (31.40)%
   2001............................................. 2,517,899    10.71     26,967     1.40%        0.00%   (41.31)%
 PBHG Large Cap Growth Portfolio
   2003............................................. 1,208,695    15.22     18,392     1.40%        0.00%    29.36%
   2002............................................. 1,537,642    11.76     18,083     1.40%        0.00%   (30.31)%
   2001............................................. 2,370,270    16.88     40,010     1.40%        0.00%   (29.29)%
PIMCO Variable Insurance Trust:
 Total Return Portfolio -- Administrative Class
   Shares
   2003............................................. 1,121,098    10.10     11,324     1.40%        2.87%     1.01%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable Investors Fund -- Class I
   2003............................................. 1,458,598    14.21     20,721     1.40%        1.46%    30.48%
   2002............................................. 1,659,852    10.89     18,076     1.40%        1.07%   (24.13)%
   2001............................................. 1,905,832    14.35     27,349     1.40%        0.86%    (5.50)%
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2003............................................. 1,751,506    13.54     23,716     1.40%        5.07%    11.65%
   2002............................................. 1,801,349    12.13     21,850     1.40%        5.67%     7.32%
   2001............................................. 1,168,074    11.30     13,199     1.40%        5.33%     5.42%
 Salomon Brothers Variable Total Return Fund --
   Class I
   2003.............................................   709,502    11.58      8,215     1.40%        1.61%    14.30%
   2002.............................................   751,396    10.13      7,612     1.40%        1.58%    (8.17)%
   2001.............................................   598,880    11.03      6,606     1.40%        2.73%    (2.19)%

Type III:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II Shares
   2003.............................................   218,124    12.90      2,814     1.55%        0.00%    28.99%
 AIM V.I. Capital Appreciation Fund -- Series I
   Shares
   2003.............................................   819,887     7.19      5,891     1.55%        0.00%    27.52%
   2002.............................................   912,403     5.63      5,137     1.55%        0.00%   (25.53)%
   2001.............................................   711,998     7.57      5,390     1.55%        0.00%   (24.48)%
 AIM V.I. Growth Fund -- Series I Shares
   2003.............................................   428,522     5.77      2,474     1.55%        0.00%    29.21%
   2002.............................................   432,922     4.47      1,935     1.55%        0.00%   (32.04)%
   2001.............................................   256,780     6.58      1,690     1.55%        0.38%   (34.92)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

----------------------------------------------------------------------------------------------------------------------

                                                                                     Expenses as a Investment
                                                                     Net Assets      % of Average    Income    Total
                      Type III:                          Units   Unit Value   000s    Net Assets     Ratio     Return
----------------------------------------------------------------------------------------------------------------------
 AIM V.I. Premier Equity Fund -- Series I Shares
   2003............................................... 1,650,553   $ 7.36    $12,148     1.55%        0.31%    23.15%
   2002............................................... 1,672,332     5.98     10,001     1.55%        0.37%   (31.34)%
   2001............................................... 1,239,767     8.70     10,786     1.55%        0.26%   (13.92)%
The Alger American Growth Fund:
 Alger American Growth Portfolio --
   Class O Shares
   2003............................................... 6,573,979     8.00     52,565     1.55%        0.00%    33.07%
   2002............................................... 6,996,520     6.01     42,049     1.55%        0.04%   (34.03)%
   2001............................................... 9,699,706     9.11     88,364     1.55%        0.24%   (13.19)%
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2003............................................... 3,662,079     7.16     26,208     1.55%        0.00%    40.14%
   2002............................................... 3,005,645     5.11     15,359     1.55%        0.00%   (27.37)%
   2001............................................... 3,603,281     7.03     25,331     1.55%        0.05%   (30.61)%
AllianceBernstein Variable Products Series Fund, Inc.:
 Growth and Income Portfolio -- Class B
   2003............................................... 4,535,288    10.47     47,470     1.55%        0.82%    30.14%
   2002............................................... 2,996,376     8.04     24,091     1.55%        0.55%   (23.47)%
   2001............................................... 2,101,249    10.51     22,084     1.55%        0.42%    (1.41)%
 Premier Growth Portfolio -- Class B
   2003............................................... 1,395,367     6.65      9,275     1.55%        0.00%    21.46%
   2002............................................... 1,384,298     5.47      7,572     1.55%        0.00%   (31.91)%
   2001...............................................   970,931     8.04      7,806     1.55%        0.00%   (18.69)%
 Quasar Portfolio -- Class B
   2003...............................................   221,495     8.85      1,960     1.55%        0.00%    46.38%
   2002...............................................   188,770     6.05      1,142     1.55%        0.00%   (33.12)%
   2001...............................................   158,564     9.04      1,433     1.55%        0.00%   (14.22)%
 Technology Portfolio -- Class B
   2003...............................................    57,664    13.17        760     1.55%        0.00%    31.74%
Dreyfus:
 Dreyfus Investment Portfolios-Emerging Markets
   Portfolio -- Initial Shares
   2002...............................................   151,102     9.89      1,494     1.55%        0.95%    (2.02)%
   2001...............................................    97,103    10.09        980     1.55%        2.16%     1.71%
 The Dreyfus Socially Responsible Growth Fund,
   Inc. -- Initial Shares
   2003...............................................    68,554     6.55        449     1.55%        0.11%    24.06%
   2002...............................................    80,469     5.28        425     1.55%        0.24%   (30.05)%
   2001...............................................    51,180     7.55        386     1.55%        0.08%   (23.78)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2003...............................................   334,399    10.13      3,388     1.55%        2.23%     1.32%
 VT Worldwide Health Sciences Fund
   2003...............................................   170,772    11.90      2,032     1.55%        0.00%    18.98%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

------------------------------------------------------------------------------------------------------------------

                                                                                 Expenses as a Investment
                                                                Net Assets       % of Average    Income    Total
                   Type III:                       Units    Unit Value    000s    Net Assets     Ratio     Return
------------------------------------------------------------------------------------------------------------------
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary
   Shares
   2003.........................................  1,803,370   $ 9.85    $ 17,765     1.55%        1.57%    25.72%
   2002.........................................  1,980,630     7.84      15,528     1.55%        1.18%   (21.45)%
   2001.........................................  2,224,709     9.98      22,203     1.55%        1.38%    (5.70)%
 Federated Capital Income Fund II
   2003.........................................    828,070     7.07       5,853     1.55%        6.47%    18.81%
   2002.........................................    812,332     5.95       4,833     1.55%        5.74%   (25.13)%
   2001.........................................    988,491     7.95       7,859     1.55%        3.40%   (15.06)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2003.........................................  2,387,220    10.62      25,361     1.55%        7.23%    20.33%
   2002.........................................  1,727,743     8.83      15,256     1.55%       11.14%    (0.18)%
   2001.........................................  1,497,811     8.85      13,256     1.55%        9.59%    (0.20)%
 Federated High Income Bond Fund II -- Service
   Shares
   2003.........................................  1,293,271    11.92      15,421     1.55%        6.21%    19.91%
   2002.........................................    774,123     9.94       7,695     1.55%        8.49%    (0.33)%
   2001.........................................    309,175     9.96       3,079     1.55%        4.03%    (0.20)%
 Federated International Small Company Fund II
   2002.........................................    109,299     5.66         619     1.55%        0.00%   (18.76)%
   2001.........................................     60,091     6.97         419     1.55%        0.00%   (31.10)%
 Federated Kaufmann Fund II -- Service Shares
   2003.........................................    249,724    13.30       3,322     1.55%        0.00%    33.04%
Fidelity Variable Insurance Products Fund (VIP):
 VIP Equity-Income Portfolio -- Initial Class
   2003.........................................  7,278,060    11.16      81,220     1.55%        1.87%    28.32%
   2002.........................................  7,065,062     8.70      61,466     1.55%        1.75%   (18.23)%
   2001.........................................  6,973,887    10.64      74,202     1.55%        1.71%    (6.43)%
 VIP Equity-Income Portfolio -- Service Class 2
   2003.........................................  3,196,181    10.23      32,698     1.55%        1.40%    28.02%
   2002.........................................  2,476,360     7.99      19,786     1.55%        1.20%   (18.43)%
   2001.........................................  1,400,128     9.80      13,721     1.55%        0.26%    (6.70)%
 VIP Growth Portfolio -- Initial Class
   2003.........................................  8,825,108     8.14      71,830     1.55%        0.28%    30.80%
   2002.........................................  8,672,752     6.22      53,945     1.55%        0.28%   (31.19)%
   2001......................................... 12,207,225     9.04     110,353     1.55%        0.08%   (18.93)%
 VIP Growth Portfolio -- Service Class 2
   2003.........................................  1,947,234     7.14      13,901     1.55%        0.10%    30.49%
   2002.........................................  1,648,860     5.47       9,019     1.55%        0.12%   (31.38)%
   2001.........................................  1,258,983     7.97      10,034     1.55%        0.02%   (19.15)%
 VIP Overseas Portfolio -- Initial Class
   2003.........................................  1,598,467     9.45      15,107     1.55%        0.77%    41.15%
   2002.........................................    945,528     6.70       6,335     1.55%        0.78%   (21.51)%
   2001.........................................  1,013,208     8.53       8,643     1.55%        5.29%   (22.40)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

----------------------------------------------------------------------------------------------------------------------

                                                                                     Expenses as a Investment
                                                                     Net Assets      % of Average    Income    Total
                      Type III:                          Units   Unit Value   000s    Net Assets     Ratio     Return
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund II (VIP II):
 VIP II Asset Manager/SM/ Portfolio -- Initial Class
   2003............................................... 1,637,889   $10.07    $16,497     1.55%        3.73%    16.15%
   2002............................................... 1,627,929     8.67     14,114     1.55%        4.25%   (10.14)%
   2001............................................... 1,657,965     9.65     15,999     1.55%        4.48%    (5.58)%
 VIP II Contrafund(R) Portfolio -- Initial Class
   2003............................................... 8,827,250    10.54     93,015     1.55%        0.48%    26.48%
   2002............................................... 8,850,693     8.33     73,726     1.55%        0.88%   (10.75)%
   2001............................................... 9,684,799     9.33     90,359     1.55%        0.85%   (13.61)%
 VIP II Contrafund(R) Portfolio -- Service Class 2
   2003............................................... 2,535,093     9.97     25,268     1.55%        0.25%    26.21%
   2002............................................... 1,678,407     7.90     13,259     1.55%        0.58%   (11.00)%
   2001............................................... 1,052,251     8.87      9,333     1.55%        0.25%   (13.83)%
Fidelity Variable Insurance Products Fund III
  (VIP III):
 VIP III Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2003...............................................     5,629    11.84         67     1.55%        0.00%    18.35%
 VIP III Growth & Income Portfolio -- Initial Class
   2003............................................... 3,790,517     9.12     34,560     1.55%        1.19%    21.86%
   2002............................................... 3,699,391     7.48     27,671     1.55%        1.44%   (17.90)%
   2001............................................... 4,216,916     9.11     38,416     1.55%        1.34%   (10.17)%
 VIP III Growth & Income Portfolio --
   Service Class 2
   2003............................................... 1,025,539     8.93      9,162     1.55%        0.90%    21.54%
   2002...............................................   725,106     7.35      5,330     1.55%        1.15%   (18.13)%
   2001...............................................   500,280     8.98      4,493     1.55%        0.45%   (10.42)%
 VIP III Growth Opportunities Portfolio --
   Initial Class
   2003............................................... 1,415,124     7.01      9,913     1.55%        0.83%    27.87%
   2002............................................... 1,667,785     5.48      9,139     1.55%        1.17%   (23.06)%
   2001............................................... 2,034,188     7.12     14,483     1.55%        0.43%   (15.75)%
 VIP III Mid Cap Portfolio -- Service Class 2
   2003............................................... 2,639,981    12.38     32,671     1.55%        0.21%    36.11%
   2002............................................... 1,420,253     9.09     12,910     1.55%        0.67%   (11.42)%
   2001...............................................   923,291    10.26      9,473     1.55%        0.00%    (5.02)%
GE Investments Funds, Inc.:
 Income Fund
   2003............................................... 4,344,698    12.35     53,674     1.55%        3.51%     2.00%
   2002............................................... 5,417,568    12.11     65,607     1.55%        3.97%     8.19%
   2001............................................... 2,019,964    11.20     22,624     1.55%        5.69%     5.76%
 International Equity Fund
   2003...............................................   859,060     8.42      7,237     1.55%        1.83%    35.78%
   2002...............................................   833,396     6.20      5,167     1.55%        0.95%   (25.01)%
   2001...............................................   707,187     8.27      5,848     1.55%        1.49%   (22.09)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

---------------------------------------------------------------------------------------------------------

                                                                        Expenses as a Investment
                                                       Net Assets       % of Average    Income    Total
               Type III:                  Units    Unit Value    000s    Net Assets     Ratio     Return
---------------------------------------------------------------------------------------------------------
 Mid-Cap Value Equity Fund
   2003................................  5,619,701   $13.07    $ 73,475     1.55%        1.42%    30.88%
   2002................................  5,163,925     9.99      51,588     1.55%        0.84%   (15.10)%
   2001................................  4,911,126    11.77      57,804     1.55%        0.92%    (1.24)%
 Money Market Fund
   2003................................ 11,477,000    10.95     125,646     1.55%        0.82%    (0.78)%
   2002................................ 20,588,287    11.03     227,089     1.55%        1.49%    (0.10)%
   2001................................ 22,228,201    11.04     245,399     1.55%        3.77%     2.35%
 Premier Growth Equity Fund
   2003................................  5,595,417     9.67      54,083     1.55%        0.21%    26.92%
   2002................................  4,161,689     7.62      31,712     1.55%        0.05%   (22.24)%
   2001................................  4,926,747     9.79      48,233     1.55%        0.11%   (10.55)%
 Real Estate Securities Fund
   2003................................  1,482,565    18.82      27,908     1.55%        3.71%    35.25%
   2002................................  1,496,540    13.92      20,832     1.55%        4.04%    (2.87)%
   2001................................  1,162,740    14.33      16,662     1.55%        5.55%    10.10%
 S&P 500(R) Index Fund
   2003................................ 17,702,513     8.61     152,484     1.55%        1.39%    26.29%
   2002................................ 15,768,039     6.82     107,538     1.55%        1.19%   (23.57)%
   2001................................ 17,208,862     8.92     153,503     1.55%        0.99%   (13.63)%
 Small-Cap Value Equity Fund
   2003................................  1,737,620    12.50      21,720     1.55%        0.08%    22.20%
   2002................................  1,059,252    10.23      10,836     1.55%        0.31%   (15.19)%
   2001................................    764,830    12.06       9,224     1.55%        1.00%     8.26%
 Total Return Fund
   2003................................  4,468,512    11.43      51,076     1.55%        1.69%    18.45%
   2002................................  2,969,218     9.65      28,653     1.55%        2.28%   (10.72)%
   2001................................  3,102,244    10.81      33,535     1.55%        2.57%    (4.40)%
 U.S. Equity Fund
   2003................................  3,883,332     9.83      38,188     1.55%        1.00%    21.37%
   2002................................  3,959,667     8.10      32,073     1.55%        0.92%   (20.51)%
   2001................................  3,528,046    10.19      35,951     1.55%        0.78%    (9.90)%
 Value Equity Fund
   2003................................    781,657     9.10       7,112     1.55%        1.55%    22.14%
   2002................................    662,957     7.45       4,939     1.55%        1.11%   (18.84)%
   2001................................    375,400     9.18       3,446     1.55%        1.35%   (10.17)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2003................................    981,533     9.34       9,172     1.55%        1.40%    22.44%
   2002................................    987,170     7.63       7,532     1.55%        1.63%   (12.71)%
   2001................................    831,759     8.74       7,270     1.55%        0.50%   (10.75)%
 Goldman Sachs Mid Cap Value Fund
   2003................................  3,787,195    16.91      64,057     1.55%        0.87%    26.41%
   2002................................  4,634,645    13.38      62,012     1.55%        0.98%    (6.17)%
   2001................................  4,778,066    14.26      68,135     1.55%        1.14%    10.31%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

--------------------------------------------------------------------------------------------------------------------

                                                                                   Expenses as a Investment
                                                                  Net Assets       % of Average    Income    Total
                    Type III:                        Units    Unit Value    000s    Net Assets     Ratio     Return
--------------------------------------------------------------------------------------------------------------------
Greenwich Street Series Fund:
 Salomon Brothers Variable Emerging Growth
   Fund -- Class II
   2003...........................................     43,030   $12.57    $    541     1.55%        0.00%    25.66%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2003........................................... 10,392,686    11.14     115,820     1.55%        2.14%    12.29%
   2002........................................... 12,992,438     9.92     128,885     1.55%        2.34%    (7.89)%
   2001........................................... 14,470,083    10.78     155,987     1.55%        1.28%    (6.15)%
 Balanced Portfolio -- Service Shares
   2003...........................................  2,863,634     9.85      28,198     1.55%        1.95%    11.96%
   2002...........................................  2,496,532     8.79      21,945     1.55%        2.24%    (8.12)%
   2001...........................................  1,718,954     9.57      16,450     1.55%        1.81%    (6.38)%
 Capital Appreciation Portfolio -- Institutional
   Shares
   2003...........................................  7,203,025     9.22      66,426     1.55%        0.47%    18.67%
   2002...........................................  8,929,956     7.77      69,386     1.55%        0.54%   (16.98)%
   2001........................................... 12,492,110     9.36     116,926     1.55%        0.39%   (22.89)%
 Capital Appreciation Portfolio -- Service Shares
   2003...........................................    756,481     7.63       5,775     1.55%        0.24%    18.37%
   2002...........................................    733,417     6.45       4,731     1.55%        0.31%   (17.23)%
   2001...........................................    543,083     7.79       4,231     1.55%        0.31%   (23.05)%
 Flexible Income Portfolio -- Institutional Shares
   2003...........................................  1,676,494    12.60      21,122     1.55%        4.28%     4.75%
   2002...........................................  2,507,313    12.03      30,163     1.55%        4.75%     8.77%
   2001...........................................  2,013,676    11.06      22,271     1.55%        3.05%     6.06%
 Global Life Sciences Portfolio -- Service Shares
   2003...........................................    717,420     8.06       5,784     1.55%        0.00%    24.24%
   2002...........................................    830,680     6.49       5,391     1.55%        0.00%   (30.64)%
   2001...........................................  1,091,617     9.36      10,218     1.55%        0.00%   (18.05)%
 Global Technology Portfolio -- Service Shares
   2003...........................................  2,684,043     3.52       9,444     1.55%        0.00%    44.21%
   2002...........................................  1,683,152     2.44       4,107     1.55%        0.00%   (41.85)%
   2001...........................................  2,037,391     4.20       8,557     1.55%        0.00%   (38.29)%
 Growth Portfolio -- Institutional Shares
   2003...........................................  8,857,926     7.87      69,746     1.55%        0.08%    29.70%
   2002........................................... 11,016,827     6.07      66,872     1.55%        0.00%   (27.65)%
   2001........................................... 15,640,723     8.39     131,226     1.55%        0.02%   (25.91)%
 Growth Portfolio -- Service Shares
   2003...........................................    708,457     6.72       4,763     1.55%        0.00%    29.46%
   2002...........................................    904,504     5.19       4,694     1.55%        0.00%   (27.86)%
   2001...........................................    839,635     7.20       6,045     1.55%        0.00%   (26.07)%
 International Growth Portfolio -- Institutional
   Shares
   2003...........................................  2,671,383    10.42      27,825     1.55%        1.21%    32.83%
   2002...........................................  3,184,335     7.84      24,965     1.55%        0.83%   (26.74)%
   2001...........................................  4,093,422    10.70      43,800     1.55%        0.34%   (24.43)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

--------------------------------------------------------------------------------------------------------------------

                                                                                   Expenses as a Investment
                                                                 Net Assets        % of Average    Income    Total
                    Type III:                       Units    Unit Value     000s    Net Assets     Ratio     Return
--------------------------------------------------------------------------------------------------------------------
 International Growth Portfolio -- Service Shares
   2003..........................................    780,184   $ 7.30     $  5,692     1.55%        1.16%    32.45%
   2002..........................................    569,029     5.51        3,135     1.55%        0.90%   (26.91)%
   2001..........................................    484,214     7.54        3,651     1.55%        0.35%   (24.62)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2003..........................................  5,921,992     7.91       46,839     1.55%        0.00%    33.01%
   2002..........................................  6,608,676     5.95       39,322     1.55%        0.00%   (29.05)%
   2001..........................................  9,149,067     8.38       76,669     1.55%        0.00%   (40.40)%
 Mid Cap Growth Portfolio -- Service Shares
   2003..........................................    716,420     5.52        3,954     1.55%        0.00%    32.68%
   2002..........................................    659,720     4.16        2,744     1.55%        0.00%   (29.23)%
   2001..........................................    595,649     5.88        3,502     1.55%        0.00%   (40.53)%
 Worldwide Growth Portfolio --
   Institutional Shares
   2003..........................................  6,681,323     8.67       57,943     1.55%        1.08%    22.07%
   2002..........................................  8,491,439     7.10       60,289     1.55%        0.82%   (26.66)%
   2001.......................................... 11,168,696     9.69      108,225     1.55%        0.22%   (23.64)%
 Worldwide Growth Portfolio -- Service Shares
   2003..........................................    898,747     6.75        6,070     1.55%        0.83%    21.77%
   2002..........................................    981,626     5.55        5,448     1.55%        0.61%   (26.86)%
   2001..........................................    793,669     7.58        6,016     1.55%        0.12%   (23.82)%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series --
   Service Class Shares
   2003..........................................    842,912     6.33        5,333     1.55%        0.00%    20.71%
   2002..........................................    700,945     5.24        3,673     1.55%        0.00%   (28.84)%
   2001..........................................    546,216     7.37        4,026     1.55%        0.05%   (26.00)%
 MFS(R) Investors Trust Series -- Service Class
   Shares
   2003..........................................    635,728     7.79        4,952     1.55%        0.44%    19.95%
   2002..........................................    574,565     6.49        3,729     1.55%        0.44%   (22.37)%
   2001..........................................    414,666     8.37        3,471     1.55%        0.21%   (17.41)%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2003..........................................  1,909,855     8.74       16,683     1.55%        0.00%    31.37%
   2002..........................................    695,512     6.65        4,625     1.55%        0.00%   (32.86)%
   2001..........................................    422,279     9.90        4,181     1.55%        0.00%    (6.73)%
 MFS(R) Utilities Series -- Service Class Shares
   2003..........................................    786,019     7.87        6,187     1.55%        2.09%    33.48%
   2002..........................................    817,699     5.90        4,824     1.55%        2.45%   (24.09)%
   2001..........................................    527,906     7.77        4,102     1.55%        1.81%   (25.62)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2003..........................................    180,228    12.35        2,227     1.55%        0.00%    23.54%
 Nations Marsico International Opportunities
   Portfolio
   2003..........................................    115,502    13.38        1,546     1.55%        0.01%    33.82%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

--------------------------------------------------------------------------------------------------------------

                                                                             Expenses as a Investment
                                                              Net Assets     % of Average    Income    Total
                   Type III:                      Units   Unit Value  000s    Net Assets     Ratio     Return
--------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2003........................................ 2,256,796   $ 8.93   $20,147     1.55%        0.00%    23.65%
   2002........................................ 2,524,137     7.22    18,224     1.55%        0.73%   (28.91)%
   2001........................................ 3,160,573    10.16    32,111     1.55%        0.99%   (32.34)%
 Oppenheimer Aggressive Growth Fund/VA --
   Service Shares
   2003........................................    94,989    11.99     1,139     1.55%        0.00%    19.94%
 Oppenheimer Bond Fund/VA
   2003........................................ 2,355,271    12.10    28,497     1.55%        6.02%     5.13%
   2002........................................ 3,144,719    11.51    36,196     1.55%        7.18%     7.39%
   2001........................................ 2,996,459    10.72    32,122     1.55%        6.51%     6.11%
 Oppenheimer Capital Appreciation Fund/VA
   2003........................................ 4,204,036    10.39    43,667     1.55%        0.39%    28.92%
   2002........................................ 4,572,961     8.06    36,858     1.55%        0.66%   (27.99)%
   2001........................................ 5,813,569    11.19    65,054     1.55%        0.65%   (13.94)%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2003........................................   144,909    12.30     1,783     1.55%        0.00%    23.01%
 Oppenheimer Global Securities Fund/VA --
   Service Shares
   2003........................................ 1,728,160     9.90    17,104     1.55%        0.56%    40.65%
   2002........................................ 1,234,629     7.04     8,692     1.55%        0.39%   (23.57)%
   2001........................................   797,433     9.21     7,344     1.55%        0.19%   (13.54)%
 Oppenheimer High Income Fund/VA
   2003........................................ 2,190,615    11.26    24,677     1.55%        7.07%    22.04%
   2002........................................ 2,032,332     9.23    18,758     1.55%       11.01%    (3.90)%
   2001........................................ 1,565,613     9.61    15,046     1.55%       10.37%     0.38%
 Oppenheimer Main Street Fund/VA --
   Service Shares
   2003........................................ 1,400,956     8.78    12,307     1.55%        0.77%    24.48%
   2002........................................ 1,058,564     7.06     7,473     1.55%        0.57%   (20.29)%
   2001........................................   684,833     8.85     6,061     1.55%        0.20%   (11.67)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2003........................................   175,323    13.70     2,402     1.55%        0.00%    37.00%
 Oppenheimer Multiple Strategies Fund/VA
   2003........................................ 1,392,720    12.53    17,456     1.55%        3.04%    23.03%
   2002........................................ 1,634,137    10.19    16,652     1.55%        3.69%   (11.79)%
   2001........................................ 1,253,764    11.55    14,481     1.55%        3.70%     0.63%
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio -- Administrative Class
   Shares
   2003........................................   308,007    11.66     3,590     1.55%        2.67%     0.68%
   2002........................................   267,370    11.58     3,096     1.55%        3.57%     6.52%
   2001........................................   143,308    10.87     1,558     1.55%        4.24%     5.92%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

--------------------------------------------------------------------------------------------------------------------

                                                                                   Expenses as a Investment
                                                                   Net Assets      % of Average    Income    Total
                     Type III:                         Units   Unit Value   000s    Net Assets     Ratio     Return
--------------------------------------------------------------------------------------------------------------------
 High Yield Portfolio -- Administrative Class Shares
   2003............................................. 2,029,710   $11.98    $24,325     1.55%        7.39%    20.95%
   2002............................................. 1,311,594     9.91     12,998     1.55%        8.21%    (2.72)%
   2001.............................................   561,545    10.19      5,722     1.55%        8.36%     0.76%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2003............................................. 1,835,364    12.81     23,515     1.55%        3.05%     2.29%
   2002............................................. 1,989,035    12.53     24,923     1.55%        7.19%    15.76%
   2001.............................................   783,091    10.82      8,473     1.55%        4.95%     4.21%
 Total Return Portfolio -- Administrative Class
   Shares
   2003............................................. 5,014,594    12.09     60,615     1.55%        2.87%     3.41%
   2002............................................. 3,335,980    11.69     38,998     1.55%        4.44%     7.38%
   2001............................................. 1,441,065    10.89     15,693     1.55%        4.69%     6.69%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II
   2003.............................................    38,702     7.59        294     1.55%        0.00%    27.60%
   2002.............................................     4,765     5.95         28     1.55%        0.00%   (32.23)%
   2001.............................................     4,587     8.78         40     1.55%        0.00%   (22.65)%
 Jennison 20/20 Focus Portfolio -- Class II
   2003.............................................    11,574    12.33        143     1.55%        0.00%    23.27%
 SP Prudential Jennison International Growth
   Portfolio -- Class II
   2003.............................................     2,094     7.73         16     1.55%        0.00%    36.99%
   2002.............................................     2,205     5.64         12     1.55%        0.00%   (24.03)%
   2001.............................................     2,313     7.43         17     1.55%        0.00%   (38.62)%
 SP Prudential U.S. Emerging Growth
   Portfolio -- Class II
   2003.............................................     9,775     8.21         80     1.55%        0.00%    39.32%
   2002.............................................     9,695     5.89         57     1.55%        0.00%   (33.46)%
   2001.............................................     9,251     8.86         82     1.55%        0.00%    (9.67)%
Rydex Variable Trust:
 OTC Fund
   2003.............................................   458,773     4.81      2,206     1.55%        0.00%    43.17%
   2002.............................................   374,080     3.36      1,257     1.55%        0.00%   (39.80)%
   2001.............................................   236,367     5.58      1,319     1.55%        0.00%   (36.19)%
Salomon Brothers Variable Series Fund Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2003.............................................   118,583    12.93      1,533     1.55%        0.00%    29.25%
 Salomon Brothers Variable Investors Fund -- Class I
   2003............................................. 2,228,090    11.61     25,865     1.55%        1.46%    30.29%
   2002............................................. 2,548,468     8.91     22,707     1.55%        1.07%   (24.24)%
   2001............................................. 2,548,515    11.76     29,971     1.55%        0.86%    (5.64)%
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2003............................................. 1,636,493    13.15     21,527     1.55%        5.07%    11.48%
   2002............................................. 1,631,536    11.80     19,252     1.55%        5.67%     7.16%
   2001............................................. 1,091,102    11.01     12,013     1.55%        5.33%     5.26%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

-----------------------------------------------------------------------------------------------------------------------

                                                                                      Expenses as a Investment
                                                                     Net Assets      % of Average    Income     Total
                      Type III:                          Units   Unit Value    000s    Net Assets     Ratio     Return
-----------------------------------------------------------------------------------------------------------------------
 Salomon Brothers Variable Total Return Fund --
   Class I
   2003...............................................   852,267   $10.76     $ 9,173     1.55%        1.61%    14.12%
   2002...............................................   929,915     9.43       8,769     1.55%        1.58%    (8.31)%
   2001...............................................   780,272    10.29       8,029     1.55%        2.73%    (2.34)%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2003...............................................   375,479    10.35       3,888     1.55%        0.38%    28.75%
   2002...............................................    31,822     8.04         256     1.55%        0.00%   (20.68)%
 Emerging Growth Portfolio -- Class II Shares
   2003...............................................    94,221     9.08         856     1.55%        0.00%    25.07%
   2002...............................................    13,078     7.26          95     1.55%        0.00%   (33.70)%

Type IV:
--------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II Shares
   2003...............................................     9,830    12.90         127     1.60%        0.00%    28.95%
 AIM V.I. Capital Appreciation Fund -- Series I
   Shares
   2003...............................................    73,176     7.17         525     1.60%        0.00%    27.45%
   2002...............................................    70,462     5.63         397     1.60%        0.00%   (25.57)%
   2001...............................................    80,573     7.56         609     1.60%        0.00%   (24.51)%
 AIM V.I. Growth Fund -- Series I Shares
   2003...............................................    45,289     5.77         261     1.60%        0.00%    29.15%
   2002...............................................    31,521     4.46         141     1.60%        0.00%   (32.08)%
   2001...............................................    29,164     6.57         192     1.60%        0.38%   (34.95)%
 AIM V.I. Premier Equity Fund -- Series I Shares
   2003...............................................   135,714     7.35         997     1.60%        0.31%    23.08%
   2002...............................................   155,557     5.97         929     1.60%        0.37%   (31.37)%
   2001...............................................   165,666     8.70       1,441     1.60%        0.26%   (13.97)%
The Alger American Fund:
 Alger American Growth Portfolio -- Class O Shares
   2003...............................................   817,059     7.58       6,190     1.60%        0.00%    33.01%
   2002...............................................   936,757     5.70       5,340     1.60%        0.04%   (34.06)%
   2001............................................... 1,392,133     8.64      12,028     1.60%        0.24%   (13.23)%
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2003...............................................   430,824     6.93       2,984     1.60%        0.00%    40.07%
   2002...............................................   368,144     4.94       1,819     1.60%        0.00%   (27.40)%
   2001...............................................   528,445     6.81       3,599     1.60%        0.05%   (30.65)%
AllianceBernstein Variable Products Series Fund, Inc.:
 Growth and Income Portfolio -- Class B
   2003...............................................   564,379    10.45       5,898     1.60%        0.82%    30.08%
   2002...............................................   471,081     8.03       3,783     1.60%        0.55%   (23.51)%
   2001...............................................   340,210    10.50       3,572     1.60%        0.42%    (1.46)%
 Premier Growth Portfolio -- Class B
   2003...............................................    80,499     6.64         534     1.60%        0.00%    21.40%
   2002...............................................    73,936     5.47         404     1.60%        0.00%   (31.95)%
   2001...............................................    68,468     8.03         550     1.60%        0.00%   (18.73)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

------------------------------------------------------------------------------------------------------------------

                                                                                 Expenses as a Investment
                                                                 Net Assets      % of Average    Income    Total
                      Type IV:                         Units  Unit Value   000s   Net Assets     Ratio     Return
------------------------------------------------------------------------------------------------------------------
 Quasar Portfolio -- Class B
   2003..............................................  87,421   $ 8.84    $  772     1.60%        0.00%    46.30%
   2002..............................................   4,615     6.04        28     1.60%        0.00%   (33.15)%
   2001..............................................   2,245     9.03        20     1.60%        0.00%   (14.26)%
 Technology Portfolio -- Class B
   2003..............................................   3,490    13.17        46     1.60%        0.00%    31.70%
Dreyfus:
 Dreyfus Investment Portfolios-Emerging Markets
   Portfolio -- Initial Shares
   2002..............................................  44,620     9.88       441     1.60%        0.95%    (2.07)%
   2001..............................................  64,379    10.09       650     1.60%        2.16%     1.66%
 The Dreyfus Socially Responsible Growth Fund,
   Inc. -- Initial Shares
   2003..............................................  15,113     6.54        99     1.60%        0.11%    23.99%
   2002..............................................  12,416     5.28        66     1.60%        0.24%   (30.08)%
   2001..............................................  21,440     7.55       162     1.60%        0.08%   (23.82)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2003..............................................  50,865    10.13       515     1.60%        2.23%     1.29%
 VT Worldwide Health Sciences Fund
   2003..............................................  10,439    11.89       124     1.60%        0.00%    18.94%
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary Shares
   2003.............................................. 219,699     8.82     1,939     1.60%        1.57%    25.66%
   2002.............................................. 218,794     7.02     1,536     1.60%        1.18%   (21.49)%
   2001.............................................. 397,695     8.94     3,555     1.60%        1.38%    (5.75)%
 Federated Capital Income Fund II
   2003..............................................  68,122     6.74       459     1.60%        6.47%    18.75%
   2002.............................................. 100,284     5.68       570     1.60%        5.74%   (25.16)%
   2001.............................................. 129,702     7.59       984     1.60%        3.40%   (15.11)%
 Federated High Income Bond Fund II --
   Primary Shares
   2003.............................................. 399,719    10.30     4,118     1.60%        7.23%    20.27%
   2002.............................................. 141,307     8.57     1,211     1.60%       11.14%    (0.23)%
   2001.............................................. 197,752     8.59     1,699     1.60%        9.59%    (0.25)%
 Federated High Income Bond Fund II -- Service Shares
   2003.............................................. 356,817    11.90     4,248     1.60%        6.21%    19.85%
   2002.............................................. 115,436     9.93     1,146     1.60%        8.49%    (0.38)%
   2001..............................................  45,977     9.96       458     1.60%        4.03%    (0.25)%
 Federated International Small Company Fund II
   2002..............................................   6,379     5.65        36     1.60%        0.00%   (18.80)%
   2001..............................................  16,924     6.96       118     1.60%        0.00%   (31.14)%
 Federated Kaufmann Fund II -- Service Shares
   2003..............................................  41,392    13.30       551     1.60%        0.00%    33.00%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

------------------------------------------------------------------------------------------------------------------------

                                                                                       Expenses as a Investment
                                                                       Net Assets      % of Average    Income    Total
                        Type IV:                           Units   Unit Value   000s    Net Assets     Ratio     Return
------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund (VIP):
 VIP Equity-Income Portfolio -- Initial Class
   2003.................................................   757,822   $ 9.75    $ 7,387     1.60%        1.87%    28.25%
   2002.................................................   835,392     7.60      6,349     1.60%        1.83%   (18.27)%
   2001.................................................   917,825     9.30      8,536     1.60%        1.71%    (6.48)%
 VIP Equity-Income Portfolio -- Service Class 2
   2003.................................................   396,193    10.21      4,047     1.60%        1.40%    27.95%
   2002.................................................   367,278     7.98      2,931     1.60%        1.20%   (18.48)%
   2001.................................................   124,443     9.79      1,218     1.60%        0.26%    (6.75)%
 VIP Growth Portfolio -- Initial Class
   2003.................................................   687,007     7.87      5,410     1.60%        0.28%    30.73%
   2002.................................................   697,045     6.02      4,196     1.60%        0.28%   (31.22)%
   2001................................................. 1,048,860     8.76      9,188     1.60%        0.08%   (18.97)%
 VIP Growth Portfolio -- Service Class 2
   2003.................................................   352,465     7.13      2,512     1.60%        0.10%    30.43%
   2002.................................................   282,662     5.46      1,543     1.60%        0.12%   (31.41)%
   2001.................................................   272,129     7.97      2,169     1.60%        0.02%   (19.19)%
 VIP Overseas Portfolio -- Initial Class
   2003.................................................   150,134     8.94      1,342     1.60%        0.77%    41.08%
   2002.................................................    87,301     6.33        553     1.60%        0.78%   (21.55)%
   2001.................................................   179,907     8.07      1,452     1.60%        5.29%   (22.43)%
Fidelity Variable Insurance Products Fund II (VIP II):
 VIP II Asset Manager/SM/ Portfolio -- Initial Class
   2003.................................................   126,958     9.83      1,248     1.60%        3.73%    16.09%
   2002.................................................   150,830     8.47      1,278     1.60%        4.25%   (10.19)%
   2001.................................................   220,652     9.43      2,081     1.60%        4.48%    (5.63)%
 VIP II Contrafund(R) Portfolio -- Initial Class
   2003................................................. 1,083,766    10.10     10,950     1.60%        0.48%    26.41%
   2002.................................................   985,297     7.99      7,873     1.60%        0.88%   (10.80)%
   2001................................................. 1,229,421     8.96     11,016     1.60%        0.85%   (13.65)%
 VIP II Contrafund(R) Portfolio -- Service Class 2
   2003.................................................   337,586     9.95      3,360     1.60%        0.25%    26.15%
   2002.................................................   229,420     7.89      1,810     1.60%        0.58%   (11.05)%
   2001.................................................   215,181     8.87      1,909     1.60%        0.25%   (13.88)%
Fidelity Variable Insurance Products Fund III (VIP III):
 VIP III Growth & Income Portfolio -- Initial Class
   2003.................................................   515,611     8.54      4,403     1.60%        1.19%    21.80%
   2002.................................................   458,068     7.01      3,211     1.60%        1.44%   (17.95)%
   2001.................................................   607,616     8.54      5,189     1.60%        1.34%   (10.21)%
 VIP III Growth & Income Portfolio -- Service Class 2
   2003.................................................    83,729     8.92        747     1.60%        0.90%    21.47%
   2002.................................................    66,265     7.34        486     1.60%        1.15%   (18.17)%
   2001.................................................   103,917     8.97        932     1.60%        0.45%   (10.47)%
 VIP III Growth Opportunities Portfolio -- Initial Class
   2003.................................................   190,777     6.68      1,274     1.60%        0.83%    27.80%
   2002.................................................   204,162     5.22      1,066     1.60%        1.17%   (23.09)%
   2001.................................................   268,664     6.79      1,824     1.60%        0.43%   (15.80)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

------------------------------------------------------------------------------------------------------------

                                                                           Expenses as a Investment
                                                            Net Assets     % of Average    Income    Total
                  Type IV:                      Units   Unit Value  000s    Net Assets     Ratio     Return
------------------------------------------------------------------------------------------------------------
 VIP III Mid Cap Portfolio -- Service Class 2
   2003......................................   345,059   $12.36   $ 4,263     1.60%        0.21%    36.05%
   2002......................................   184,618     9.08     1,676     1.60%        0.67%   (11.46)%
   2001......................................    82,604    10.26       848     1.60%        0.00%    (5.06)%
GE Investments Funds, Inc.:
 Income Fund
   2003......................................   529,614    12.43     6,580     1.60%        3.51%     1.95%
   2002......................................   814,908    12.19     9,934     1.60%        3.97%     8.13%
   2001......................................   257,747    11.27     2,905     1.60%        5.69%     5.70%
 International Equity Fund
   2003......................................   136,373     8.25     1,124     1.60%        1.83%    35.71%
   2002......................................   103,984     6.08       632     1.60%        0.95%   (25.05)%
   2001......................................   121,898     8.11       989     1.60%        1.49%   (22.13)%
 Mid-Cap Value Equity Fund
   2003......................................   582,397    11.35     6,610     1.60%        1.42%    30.82%
   2002......................................   524,430     8.68     4,552     1.60%        0.84%   (15.14)%
   2001......................................   532,256    10.22     5,440     1.60%        0.92%    (1.29)%
 Money Market Fund
   2003...................................... 2,170,916    10.83    23,519     1.60%        0.82%    (0.83)%
   2002...................................... 3,714,284    10.92    40,560     1.60%        1.49%    (0.15)%
   2001...................................... 4,564,152    10.94    49,932     1.60%        3.77%     2.30%
 Premier Growth Equity Fund
   2003......................................   727,014     9.64     7,010     1.60%        0.21%    26.86%
   2002......................................   482,041     7.60     3,664     1.60%        0.05%   (22.28)%
   2001......................................   419,925     9.78     4,107     1.60%        0.11%   (10.60)%
 Real Estate Securities Fund
   2003......................................   160,984    17.19     2,767     1.60%        3.71%    35.19%
   2002......................................   103,220    12.71     1,312     1.60%        4.04%    (2.92)%
   2001......................................    93,831    13.10     1,229     1.60%        5.55%    10.04%
 S&P 500(R) Index Fund
   2003...................................... 2,033,863     8.02    16,309     1.60%        1.39%    26.23%
   2002...................................... 1,905,073     6.35    12,097     1.60%        1.19%   (23.61)%
   2001...................................... 2,084,126     8.32    17,340     1.60%        0.99%   (13.68)%
 Small-Cap Value Equity Fund
   2003......................................   205,028    12.48     2,559     1.60%        0.08%    22.14%
   2002......................................   192,153    10.22     1,964     1.60%        0.31%   (15.23)%
   2001......................................   108,992    12.05     1,313     1.60%        1.00%     8.20%
 Total Return Fund
   2003......................................   499,190    10.95     5,466     1.60%        1.69%    18.39%
   2002......................................   298,082     9.25     2,757     1.60%        2.28%   (10.76)%
   2001......................................   372,552    10.36     3,860     1.60%        2.57%    (4.45)%
 U.S. Equity Fund
   2003......................................   342,666     8.96     3,069     1.60%        1.00%    21.31%
   2002......................................   425,255     7.38     3,138     1.60%        0.92%   (20.55)%
   2001......................................   313,046     9.29     2,908     1.60%        0.78%    (9.94)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

------------------------------------------------------------------------------------------------------------------

                                                                                 Expenses as a Investment
                                                                 Net Assets      % of Average    Income    Total
                     Type IV:                        Units   Unit Value   000s    Net Assets     Ratio     Return
------------------------------------------------------------------------------------------------------------------
 Value Equity Fund
   2003...........................................   250,640   $ 9.08    $ 2,277     1.60%        1.55%    22.07%
   2002...........................................   261,674     7.44      1,947     1.60%        1.11%   (18.88)%
   2001...........................................   118,284     9.17      1,085     1.60%        1.35%   (10.22)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income
   2003...........................................   134,861     8.51      1,148     1.60%        1.40%    22.38%
   2002...........................................   142,990     6.95        994     1.60%        1.63%   (12.76)%
   2001...........................................   173,565     7.97      1,383     1.60%        0.50%   (10.79)%
 Goldman Sachs Mid Cap Value Fund
   2003...........................................   393,875    14.98      5,899     1.60%        0.87%    26.34%
   2002...........................................   411,894    11.85      4,881     1.60%        0.98%    (6.22)%
   2001...........................................   436,048    12.64      5,512     1.60%        1.14%    10.25%
Greenwich Street Series Fund:
 Salomon Brothers Variable Emerging Growth Fund
   -- Class II
   2003...........................................     5,942    12.56         75     1.60%        0.00%    25.61%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2003...........................................   856,023    10.55      9,028     1.60%        2.14%    12.23%
   2002........................................... 1,087,532     9.40     10,223     1.60%        2.34%    (7.94)%
   2001........................................... 1,591,602    10.21     16,250     1.60%        1.28%    (6.20)%
 Balanced Portfolio -- Service Shares
   2003...........................................   294,903     9.83      2,899     1.60%        1.95%    11.91%
   2002...........................................   337,154     8.79      2,964     1.60%        2.24%    (8.17)%
   2001...........................................   236,619     9.57      2,264     1.60%        1.81%    (6.43)%
 Capital Appreciation Portfolio -- Institutional
   Shares
   2003...........................................   633,901     8.07      5,116     1.60%        0.47%    18.61%
   2002...........................................   839,663     6.80      5,710     1.60%        0.54%   (17.02)%
   2001........................................... 1,245,067     8.20     10,210     1.60%        0.39%   (22.93)%
 Capital Appreciation Portfolio -- Service Shares
   2003...........................................    82,050     7.62        625     1.60%        0.24%    18.32%
   2002...........................................    91,023     6.44        586     1.60%        0.31%   (17.27)%
   2001...........................................    96,923     7.79        755     1.60%        0.31%   (23.09)%
 Flexible Income Portfolio -- Institutional Shares
   2003...........................................   138,865    12.50      1,735     1.60%        4.28%     4.69%
   2002...........................................   265,752    11.94      3,173     1.60%        4.75%     8.71%
   2001...........................................   200,610    10.98      2,203     1.60%        3.05%     6.01%
 Global Life Sciences Portfolio -- Service Shares
   2003...........................................    58,090     8.05        467     1.60%        0.00%    24.18%
   2002...........................................    64,305     6.48        417     1.60%        0.00%   (30.68)%
   2001...........................................   154,798     9.35      1,447     1.60%        0.00%   (18.09)%
 Global Technology Portfolio -- Service Shares
   2003...........................................   266,513     3.51        936     1.60%        0.00%    44.14%
   2002...........................................   291,205     2.44        711     1.60%        0.00%   (41.88)%
   2001...........................................   275,684     4.19      1,155     1.60%        0.00%   (38.33)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

-----------------------------------------------------------------------------------------------------------------------

                                                                                      Expenses as a Investment
                                                                      Net Assets      % of Average    Income    Total
                       Type IV:                           Units   Unit Value   000s    Net Assets     Ratio     Return
-----------------------------------------------------------------------------------------------------------------------
 Growth Portfolio -- Institutional Shares
   2003................................................   944,140   $ 7.46    $ 7,041     1.60%        0.08%    29.63%
   2002................................................ 1,174,963     5.75      6,756     1.60%        0.00%   (27.69)%
   2001................................................ 1,819,775     7.96     14,485     1.60%        0.02%   (25.95)%
 Growth Portfolio -- Service Shares
   2003................................................   140,493     6.71        943     1.60%        0.00%    29.39%
   2002................................................    85,220     5.19        442     1.60%        0.00%   (27.89)%
   2001................................................   121,973     7.19        877     1.60%        0.00%   (26.11)%
 International Growth Portfolio -- Institutional Shares
   2003................................................   403,108    10.30      4,152     1.60%        1.21%    32.76%
   2002................................................   565,435     7.76      4,388     1.60%        0.83%   (26.77)%
   2001................................................   784,857    10.60      8,319     1.60%        0.34%   (24.47)%
 International Growth Portfolio -- Service Shares
   2003................................................   150,551     7.28      1,097     1.60%        1.16%    32.39%
   2002................................................    49,363     5.50        271     1.60%        0.90%   (26.95)%
   2001................................................    48,624     7.53        366     1.60%        0.35%   (24.66)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2003................................................   742,675     6.81      5,057     1.60%        0.00%    32.95%
   2002................................................   867,195     5.12      4,440     1.60%        0.00%   (29.09)%
   2001................................................ 1,217,251     7.22      8,789     1.60%        0.00%   (40.43)%
 Mid Cap Growth Portfolio -- Service Shares
   2003................................................    57,225     5.51        315     1.60%        0.00%    32.61%
   2002................................................    70,678     4.16        294     1.60%        0.00%   (29.27)%
   2001................................................    46,629     5.88        274     1.60%        0.00%   (40.56)%
 Worldwide Growth Portfolio -- Institutional Shares
   2003................................................   784,140     8.48      6,649     1.60%        1.08%    22.01%
   2002................................................ 1,045,267     6.95      7,265     1.60%        0.82%   (26.69)%
   2001................................................ 1,487,500     9.48     14,101     1.60%        0.22%   (23.68)%
 Worldwide Growth Portfolio -- Service Shares
   2003................................................    84,265     6.74        568     1.60%        0.83%    21.71%
   2002................................................   158,083     5.54        876     1.60%        0.61%   (26.90)%
   2001................................................   227,777     7.58      1,727     1.60%        0.12%   (23.86)%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2003................................................   163,862     6.32      1,035     1.60%        0.00%    20.65%
   2002................................................   120,571     5.24        632     1.60%        0.00%   (28.87)%
   2001................................................    84,171     7.36        619     1.60%        0.05%   (26.04)%
 MFS(R) Investors Trust Series -- Service Class Shares
   2003................................................   107,825     7.78        839     1.60%        0.44%    19.89%
   2002................................................    93,687     6.49        608     1.60%        0.44%   (22.41)%
   2001................................................    61,876     8.36        517     1.60%        0.21%   (17.45)%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2003................................................   284,319     8.72      2,480     1.60%        0.00%    31.30%
   2002................................................    61,553     6.64        409     1.60%        0.00%   (32.89)%
   2001................................................    67,674     9.90        670     1.60%        0.00%    (6.78)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

-------------------------------------------------------------------------------------------------------------------

                                                                                  Expenses as a Investment
                                                                  Net Assets      % of Average    Income    Total
                       Type IV:                         Units  Unit Value   000s   Net Assets     Ratio     Return
-------------------------------------------------------------------------------------------------------------------
 MFS(R) Utilities Series -- Service Class Shares
   2003...............................................  53,344   $ 7.86    $  419     1.60%        2.09%    33.41%
   2002...............................................  45,786     5.89       270     1.60%        2.45%   (24.13)%
   2001...............................................  41,040     7.76       318     1.60%        1.81%   (25.66)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2003...............................................  30,362    12.35       375     1.60%        0.00%    23.50%
 Nations Marsico International Opportunities Portfolio
   2003...............................................  35,656    13.38       477     1.60%        0.01%    33.77%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2003............................................... 226,559     8.34     1,890     1.60%        0.00%    23.59%
   2002............................................... 246,315     6.75     1,660     1.60%        0.73%   (28.95)%
   2001............................................... 337,019     9.50     3,202     1.60%        0.99%   (32.37)%
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2003...............................................  11,755    11.99       141     1.60%        0.00%    19.90%
 Oppenheimer Bond Fund/VA
   2003............................................... 174,744    12.16     2,124     1.60%        6.02%     5.07%
   2002............................................... 244,092    11.57     2,824     1.60%        7.18%     7.34%
   2001............................................... 290,069    10.78     3,127     1.60%        6.51%     6.06%
 Oppenheimer Capital Appreciation Fund/VA
   2003............................................... 537,049    10.00     5,371     1.60%        0.39%    28.86%
   2002............................................... 575,596     7.76     4,467     1.60%        0.66%   (28.03)%
   2001............................................... 735,051    10.78     7,924     1.60%        0.65%   (13.98)%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2003...............................................  35,817    12.30       440     1.60%        0.00%    22.97%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2003............................................... 316,736     9.88     3,130     1.60%        0.56%    40.58%
   2002............................................... 236,062     7.03     1,660     1.60%        0.39%   (23.61)%
   2001...............................................  86,595     9.20       797     1.60%        0.19%   (13.59)%
 Oppenheimer High Income Fund/VA
   2003............................................... 465,002    10.88     5,057     1.60%        7.07%    21.98%
   2002............................................... 194,552     8.92     1,735     1.60%       11.01%    (3.95)%
   2001............................................... 178,281     9.28     1,654     1.60%       10.37%     0.33%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2003............................................... 222,322     8.77     1,950     1.60%        0.77%    24.42%
   2002............................................... 176,987     7.05     1,248     1.60%        0.57%   (20.33)%
   2001............................................... 140,805     8.84     1,245     1.60%        0.20%   (11.72)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2003...............................................  24,434    13.70       335     1.60%        0.00%    36.95%
 Oppenheimer Multiple Strategies Fund/VA
   2003............................................... 125,354    11.68     1,464     1.60%        3.04%    22.96%
   2002............................................... 128,522     9.50     1,221     1.60%        3.69%   (11.83)%
   2001............................................... 190,985    10.77     2,057     1.60%        3.70%     0.58%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003



                                                                    Net Assets             Expenses as a Investment
                                                                ------------------         % of Average    Income    Total
Type IV:                                                 Units  Unit Value          000s    Net Assets     Ratio     Return
--------                                                ------- ----------         ------- ------------- ---------- ------
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio -- Administrative Class Shares
   2003................................................  31,753   $11.64           $   370     1.60%        2.67%     0.63%
   2002................................................  21,171    11.56               245     1.60%        3.57%     6.46%
   2001................................................  23,078    10.86               251     1.60%        4.24%     5.87%
 High Yield Portfolio -- Administrative Class Shares
   2003................................................ 363,833    11.97             4,354     1.60%        7.39%    20.89%
   2002................................................  87,630     9.90               868     1.60%        8.21%    (2.77)%
   2001................................................  67,250    10.18               685     1.60%        8.36%     0.71%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2003................................................ 191,002    12.79             2,443     1.60%        3.05%     2.24%
   2002................................................ 249,990    12.51             3,127     1.60%        7.19%    15.71%
   2001................................................ 132,087    10.81             1,428     1.60%        4.95%     4.16%
 Total Return Portfolio -- Administrative Class Shares
   2003................................................ 983,366    12.07            11,868     1.60%        2.87%     3.36%
   2002................................................ 807,952    11.68             9,437     1.60%        4.44%     7.33%
   2001................................................ 397,634    10.88             4,326     1.60%        4.69%     6.63%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II
   2003................................................   1,838    12.12                22     1.60%        0.00%    21.16%
Rydex Variable Trust:
 OTC Fund
   2003................................................  44,380     4.80               213     1.60%        0.00%    43.10%
   2002................................................  58,597     3.36               197     1.60%        0.00%   (39.83)%
   2001................................................  18,702     5.58               104     1.60%        0.00%   (36.22)%
Salomon Brothers Variable Series Fund Inc:
 Salomon Brothers Variable Investors Fund -- Class I
   2003................................................ 213,912    10.51             2,247     1.60%        1.46%    30.22%
   2002................................................ 219,643     8.07             1,773     1.60%        1.07%   (24.28)%
   2001................................................ 239,512    10.65             2,551     1.60%        0.86%    (5.69)%
 Salomon Brothers Variable All Cap Fund -- Class II
   2003................................................   9,251    12.92               120     1.60%        0.00%    29.21%
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2003................................................ 175,980    13.01             2,290     1.60%        5.07%    11.42%
   2002................................................ 208,102    11.68             2,431     1.60%        5.67%     7.10%
   2001................................................ 118,221    10.90             1,289     1.60%        5.33%     5.20%
 Salomon Brothers Variable Total Return Fund -- Class I
   2003................................................  61,672    10.39               641     1.60%        1.61%    14.07%
   2002................................................  65,454     9.11               596     1.60%        1.58%    (8.36)%
   2001................................................  49,020     9.94               487     1.60%        2.73%    (2.39)%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2003................................................  56,733    10.35               587     1.60%        0.38%    28.68%
   2002................................................  36,666     8.04               295     1.60%        0.00%   (20.72)%
 Emerging Growth Portfolio -- Class II Shares
   2003................................................   4,867     9.08                44     1.60%        0.00%    25.01%
   2002................................................   1,248     7.26                 9     1.60%        0.00%   (33.73)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                                               Net Assets     Expenses as a Investment
                                                            ----------------- % of Average    Income    Total
Type V:                                              Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                             ------- ---------- ------ ------------- ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I Shares
   2003............................................     171   $ 6.59   $    1     0.75%        0.00%    25.73%
   2002............................................     352     5.24        2     0.75%        0.00%   (23.24)%
   2001............................................   1,322     6.83        9     0.75%        0.00%   (26.62)%
 AIM V.I. Capital Appreciation Fund --
   Series I Shares
   2003............................................     319     6.11        2     0.75%        0.00%    28.55%
   2002............................................     451     4.75        2     0.75%        0.00%   (24.92)%
   2001............................................   1,177     6.33        7     0.75%        0.00%   (23.86)%
 AIM V.I. Capital Development Fund --
   Series I Shares
   2003............................................     506    10.15        5     0.75%        0.00%    34.34%
   2002............................................     623     7.56        5     0.75%        0.00%   (21.95)%
   2001............................................     506     9.68        5     0.75%        0.00%    (8.78)%
 AIM V.I. Core Equity Fund -- Series I Shares
   2003............................................     194     7.21        1     0.75%        0.62%    23.48%
   2002............................................     240     5.84        1     0.75%        0.72%   (16.22)%
 AIM V.I. Global Utilities Fund -- Series I Shares
   2003............................................     292     6.00        2     0.75%        1.55%    18.14%
   2002............................................     300     5.08        2     0.75%        3.97%   (26.09)%
   2001............................................     153     6.87        1     0.75%        1.00%   (28.48)%
 AIM V.I. Government Securities Fund --
   Series I Shares
   2003............................................  36,083    12.05      435     0.75%        4.30%     0.31%
   2002............................................ 126,953    12.01    1,525     0.75%        0.12%     8.77%
   2001............................................     822    11.05        9     0.75%        5.79%     4.87%
 AIM V.I. New Technology Fund -- Series I Shares
   2003............................................  39,843     2.87      114     0.75%        0.00%    51.24%
   2002............................................   3,740     1.90        7     0.75%        0.00%   (45.54)%
   2001............................................  15,314     3.49       53     0.75%        9.04%   (47.86)%
Fidelity Variable Insurance Products Fund (VIP):
 VIP Overseas Portfolio -- Initial Class
   2003............................................   1,015     7.82        8     0.75%        0.77%    42.29%
   2002............................................     586     5.49        3     0.75%        0.78%   (20.88)%
Fidelity Variable Insurance Products Fund III
  (VIP III):
 VIP III Growth & Income Portfolio --
   Initial Class
   2003............................................   3,518     9.12       32     0.75%        1.19%    22.85%
   2002............................................   2,279     7.42       17     0.75%        1.44%   (17.24)%
   2001............................................   6,651     8.97       60     0.75%        1.34%    (9.44)%
 VIP III Growth Opportunities Portfolio --
   Initial Class
   2003............................................     201     7.54        2     0.75%        0.83%    28.90%
   2002............................................     251     5.85        1     0.75%        1.17%   (22.43)%
   2001............................................     194     7.54        1     0.75%        0.43%   (15.07)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                                         Net Assets     Expenses as a Investment
                                                      ----------------- % of Average    Income    Total
Type V:                                       Units   Unit Value  000s   Net Assets     Ratio     Return
-------                                     --------- ---------- ------ ------------- ---------- ------
 VIP III Mid Cap Portfolio -- Initial Class
   2003....................................     4,695   $13.05   $   61     0.75%        0.41%    37.60%
   2002....................................     3,180     9.49       30     0.75%        0.98%   (10.50)%
   2001....................................     2,055    10.60       22     0.75%        0.00%    (3.94)%
GE Investments Funds, Inc.:
 Income Fund...............................
   2003....................................     3,144    12.63       40     0.75%        3.51%     2.82%
   2002....................................     3,525    12.28       43     0.75%        3.97%     9.06%
   2001....................................     3,905    11.26       44     0.75%        5.69%     6.62%
 International Equity Fund
   2003....................................       185     7.19        1     0.75%        1.83%    36.87%
   2002....................................     1,579     5.25        8     0.75%        0.95%   (24.40)%
 Mid-Cap Value Equity Fund
   2003....................................     2,726    12.45       34     0.75%        1.42%    31.94%
   2002....................................     1,841     9.43       17     0.75%        0.84%   (14.41)%
   2001....................................     2,066    11.02       23     0.75%        0.92%    (0.43)%
 Money Market Fund
   2003.................................... 2,313,412     1.06    2,461     0.75%        0.82%     0.02%
   2002.................................... 3,495,756     1.06    3,706     0.75%        1.49%     0.71%
   2001.................................... 1,890,168     1.06    2,004     0.75%        3.77%     3.19%
 Premier Growth Equity Fund
   2003....................................     1,089     8.78       10     0.75%        0.21%    27.95%
   2002....................................    10,053     6.86       69     0.75%        0.05%   (21.61)%
   2001....................................       207     8.75        2     0.75%        0.11%    (9.82)%
 Real Estate Securities Fund
   2003....................................     7,434    15.74      117     0.75%        3.71%    36.35%
   2002....................................     8,225    11.55       95     0.75%        4.04%    (2.09)%
   2001....................................     3,236    11.79       38     0.75%        5.55%    10.99%
 S&P 500(R) Index Fund
   2003....................................    20,532     7.85      161     0.75%        1.39%    27.31%
   2002....................................    24,977     6.16      154     0.75%        1.19%   (22.95)%
   2001....................................     6,754     8.00       54     0.75%        0.99%   (12.93)%
 Total Return Fund
   2003....................................     5,419    10.58       57     0.75%        1.69%    19.41%
   2002....................................     7,330     8.86       65     0.75%        2.28%    (9.99)%
 U.S. Equity Fund
   2003....................................     5,542     8.86       49     0.75%        1.00%    22.35%
   2002....................................     5,033     7.24       36     0.75%        0.92%   (19.87)%
   2001....................................     4,772     9.04       43     0.75%        0.78%    (9.16)%
Janus Aspen Series:
 Capital Appreciation Portfolio --
   Institutional Shares
   2003....................................       410     6.68        3     0.75%        0.47%    19.63%
   2002....................................       462     5.59        3     0.75%        0.54%   (16.30)%
   2001....................................       649     6.67        4     0.75%        0.39%   (22.26)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                                                      Net Assets     Expenses as a Investment
                                                                  ------------------ % of Average    Income    Total
Type V:                                                   Units   Unit Value  000s    Net Assets     Ratio     Return
-------                                                 --------- ---------- ------- ------------- ---------- ------
 Core Equity Portfolio -- Institutional Shares
   2003................................................       360   $ 8.20   $     3     0.75%        0.17%    22.18%
   2002................................................       332     6.71         2     0.75%        0.35%   (18.88)%
   2001................................................       287     8.27         2     0.75%        0.59%   (12.42)%
 Flexible Income Portfolio -- Institutional Shares
   2003................................................    31,881    12.88       411     0.75%        4.28%     5.60%
   2002................................................    46,091    12.20       562     0.75%        4.75%     9.65%
   2001................................................       941    11.13        10     0.75%        3.05%     6.93%
 International Growth Portfolio -- Institutional Shares
   2003................................................       430     6.31         3     0.75%        1.21%    33.90%
   2002................................................       683     4.71         3     0.75%        0.83%   (26.14)%
   2001................................................       320     6.38         2     0.75%        0.34%   (23.81)%

Type VI:
--------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II Shares
   2003................................................   105,970    12.90     1,367     1.50%        0.00%    29.04%
 AIM V.I. Capital Appreciation Fund -- Series I
   Shares
   2003................................................ 1,804,935     5.87    10,591     1.50%        0.00%    27.58%
   2002................................................ 1,662,052     4.60     7,645     1.50%        0.00%   (25.49)%
   2001................................................ 1,178,042     6.17     7,269     1.50%        0.00%   (24.44)%
 AIM V.I. Growth Fund -- Series I Shares
   2003................................................ 1,407,142     4.31     6,059     1.50%        0.00%    29.27%
   2002................................................ 1,259,858     3.33     4,195     1.50%        0.00%   (32.01)%
   2001................................................   860,251     4.90     4,215     1.50%        0.38%   (34.88)%
 AIM V.I. Premier Equity Fund -- Series I Shares
   2003................................................ 2,590,484     6.19    16,037     1.50%        0.31%    23.21%
   2002................................................ 2,944,086     5.02    14,779     1.50%        0.37%   (31.31)%
   2001................................................ 2,168,360     7.31    15,851     1.50%        0.26%   (13.88)%
AllianceBernstein Variable Products Series
  Fund, Inc.:
 Growth and Income Portfolio -- Class B
   2003................................................ 6,291,612    10.56    66,449     1.50%        0.82%    30.20%
   2002................................................ 5,560,666     8.11    45,097     1.50%        0.55%   (23.43)%
   2001................................................ 2,564,812    10.59    27,161     1.50%        0.42%    (1.36)%
 Premier Growth Portfolio -- Class B
   2003................................................ 2,454,099     5.40    13,259     1.50%        0.00%    21.52%
   2002................................................ 2,672,956     4.45    11,895     1.50%        0.00%   (31.88)%
   2001................................................ 2,070,574     6.53    13,521     1.50%        0.00%   (18.65)%
 Quasar Portfolio -- Class B
   2003................................................   594,269     7.29     4,333     1.50%        0.00%    46.45%
   2002................................................   441,575     4.98     2,199     1.50%        0.00%   (33.09)%
   2001................................................   332,400     7.44     2,473     1.50%        0.00%   (14.18)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                                               Net Assets     Expenses as a Investment
                                                           ------------------ % of Average    Income    Total
Type VI:                                           Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                         --------- ---------- ------- ------------- ---------- ------
 Technology Portfolio -- Class B
   2003.........................................    61,807   $13.18   $   815     1.50%        0.00%    31.78%
American Century Variable Portfolios, Inc.:
 VP Income & Growth Fund -- Class I
   2003.........................................       247    12.54         3     1.50%        0.20%    27.42%
 VP Ultra Fund -- Class I
   2003.........................................       119    11.85         1     1.50%        0.00%    23.03%
Dreyfus:
 Dreyfus Investment Portfolios-Emerging Markets
   Portfolio -- Initial Shares
   2002.........................................   436,606     7.30     3,187     1.50%        0.95%    (1.98)%
   2001.........................................   150,127     7.45     1,118     1.50%        2.16%     1.76%
 The Dreyfus Socially Responsible Growth Fund,
   Inc. -- Initial Shares
   2003.........................................   805,524     5.70     4,594     1.50%        0.11%    24.11%
   2002.........................................   818,129     4.60     3,763     1.50%        0.24%   (30.01)%
   2001.........................................   675,418     6.57     4,437     1.50%        0.08%   (23.74)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2003.........................................    76,569    10.11       774     1.50%        2.23%     1.42%
 VT Income Fund of Boston
   2003.........................................     2,134    11.12        24     1.50%        0.00%    11.70%
 VT Worldwide Health Sciences Fund
   2003.........................................   158,231    13.32     2,107     1.50%        0.00%    28.03%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2003......................................... 1,277,996    11.01    14,072     1.50%        6.21%    19.97%
   2002.........................................   809,652     9.18     7,433     1.50%        8.49%    (0.29)%
   2001.........................................   267,415     9.19     2,458     1.50%        4.03%    (0.15)%
 Federated International Small Company Fund II
   2002.........................................   379,708     4.70     1,785     1.50%        0.00%   (18.72)%
   2001.........................................   111,247     5.78       643     1.50%        0.00%   (31.07)%
 Federated Kaufmann Fund II -- Service Shares
   2003.........................................   342,976    13.31     4,565     1.50%        0.00%    33.09%
Fidelity Variable Insurance Products Fund (VIP):
 VIP Equity-Income Portfolio -- Service Class 2
   2003......................................... 3,817,787    10.77    41,128     1.50%        1.40%    28.08%
   2002......................................... 2,766,772     8.41    23,269     1.50%        1.20%   (18.40)%
   2001......................................... 1,247,800    10.31    12,865     1.50%        0.26%    (6.66)%
 VIP Growth Portfolio -- Service Class 2
   2003......................................... 3,867,958     6.09    23,543     1.50%        0.10%    30.55%
   2002......................................... 3,350,454     4.66    15,613     1.50%        0.12%   (31.34)%
   2001......................................... 1,934,977     6.79    13,138     1.50%        0.02%   (19.11)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                                                       Net Assets     Expenses as a Investment
                                                                   ------------------ % of Average    Income    Total
Type VI:                                                   Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                                 --------- ---------- ------- ------------- ---------- ------
Fidelity Variable Insurance Products Fund II
  (VIP II):
 VIP II Contrafund(R) Portfolio -- Service
   Class 2
   2003................................................. 3,764,847   $ 9.09   $34,221     1.50%        0.25%    26.27%
   2002................................................. 2,682,748     7.20    19,316     1.50%        0.58%   (10.96)%
   2001................................................. 1,382,517     8.08    11,171     1.50%        0.25%   (13.79)%
Fidelity Variable Insurance Products Fund III (VIP III):
 VIP III Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2003.................................................     2,147    11.84        25     1.50%        0.00%    18.39%
 VIP III Growth & Income Portfolio -- Service
   Class 2
   2003................................................. 1,296,093     8.73    11,310     1.50%        0.90%    21.59%
   2002................................................. 1,005,224     7.18     7,218     1.50%        1.15%   (18.09)%
   2001.................................................   566,471     8.76     4,962     1.50%        0.45%   (10.38)%
 VIP III Mid Cap Portfolio -- Service Class 2
   2003................................................. 4,191,431    12.28    51,472     1.50%        0.21%    36.18%
   2002................................................. 3,315,853     9.02    29,909     1.50%        0.67%   (11.38)%
   2001................................................. 1,749,762    10.18    17,813     1.50%        0.00%    (4.97)%
Franklin Templeton Variable Insurance Products Trust:
 Templeton Foreign Securities Fund -- Class 2 Shares
   2003.................................................     1,243    12.46        15     1.50%        1.70%    30.23%
GE Investments Funds, Inc.:
 Income Fund
   2003.................................................   966,837    10.86    10,501     1.50%        3.51%     2.05%
   2002.................................................   518,423    10.64     5,516     1.50%        3.97%     8.24%
 Mid-Cap Value Equity Fund
   2003................................................. 3,087,251    12.34    38,109     1.50%        1.42%    30.95%
   2002................................................. 2,414,851     9.43    22,772     1.50%        0.84%   (15.06)%
   2001.................................................   952,179    11.10    10,569     1.50%        0.92%    (1.19)%
 Money Market Fund
   2003................................................. 3,852,162    10.41    40,088     1.50%        0.82%    (0.73)%
   2002................................................. 4,808,269    10.48    50,391     1.50%        1.49%    (0.05)%
   2001................................................. 2,491,737    10.49    26,138     1.50%        3.77%     2.40%
 Premier Growth Equity Fund
   2003................................................. 2,898,879     8.36    24,234     1.50%        0.21%    26.98%
   2002................................................. 1,851,265     6.58    12,181     1.50%        0.05%   (22.20)%
   2001.................................................   679,903     8.46     5,752     1.50%        0.11%   (10.51)%
 Real Estate Securities Fund
   2003.................................................   213,635    12.49     2,668     1.50%        3.71%    24.88%
 S&P 500(R) Index Fund
   2003................................................. 8,649,924     7.55    65,312     1.50%        1.39%    26.35%
   2002................................................. 6,212,679     5.98    37,152     1.50%        1.19%   (23.53)%
   2001................................................. 3,034,072     7.82    23,726     1.50%        0.99%   (13.59)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income    Total
Type VI:                                            Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                          --------- ---------- ------- ------------- ---------- ------
 Small-Cap Value Equity Fund
   2003.......................................... 2,484,150   $12.77   $31,724     1.50%        0.08%    22.26%
   2002.......................................... 1,979,892    10.45    20,690     1.50%        0.31%   (15.15)%
   2001..........................................   603,771    12.31     7,432     1.50%        1.00%     8.31%
 Total Return Fund
   2003..........................................   614,846    10.90     6,702     1.50%        1.69%     9.00%
 U.S. Equity Fund
   2003.......................................... 2,081,073     8.57    17,831     1.50%        1.00%    21.43%
   2002.......................................... 1,679,606     7.06    11,858     1.50%        0.92%   (20.48)%
   2001..........................................   596,270     8.87     5,289     1.50%        0.78%    (9.85)%
 Value Equity Fund
   2003.......................................... 1,290,905     8.86    11,434     1.50%        1.55%    22.19%
   2002..........................................   886,780     7.25     6,429     1.50%        1.11%   (18.80)%
   2001..........................................   321,742     8.93     2,873     1.50%        1.35%   (10.13)%
Greenwich Street Series Fund:
 Salomon Brothers Variable Emerging Growth Fund
   -- Class II
   2003..........................................    76,470    12.57       961     1.50%        0.00%    25.70%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2003.......................................... 6,256,244     9.28    58,049     1.50%        1.95%    12.02%
   2002.......................................... 4,985,061     8.28    41,276     1.50%        2.24%    (8.07)%
   2001.......................................... 2,682,847     9.01    24,172     1.50%        1.81%    (6.34)%
 Capital Appreciation Portfolio -- Service Shares
   2003.......................................... 1,782,763     6.38    11,370     1.50%        0.24%    18.43%
   2002.......................................... 1,974,833     5.39    10,644     1.50%        0.31%   (17.19)%
   2001.......................................... 1,732,144     6.50    11,259     1.50%        0.31%   (23.01)%
 Global Life Sciences Portfolio -- Service Shares
   2003..........................................   478,853     7.58     3,630     1.50%        0.00%    24.30%
   2002..........................................   559,790     6.10     3,415     1.50%        0.00%   (30.61)%
   2001..........................................   490,003     8.79     4,307     1.50%        0.00%   (18.01)%
 Global Technology Portfolio -- Service Shares
   2003.......................................... 1,112,740     3.45     3,840     1.50%        0.00%    44.28%
   2002.......................................... 1,071,043     2.39     2,560     1.50%        0.00%   (41.82)%
   2001..........................................   972,418     4.11     3,997     1.50%        0.00%   (38.26)%
 Growth Portfolio -- Service Shares
   2003.......................................... 1,863,544     5.76    10,730     1.50%        0.00%    29.52%
   2002.......................................... 2,035,353     4.45     9,057     1.50%        0.00%   (27.82)%
   2001.......................................... 1,965,673     6.16    12,109     1.50%        0.00%   (26.03)%
 International Growth Portfolio -- Service Shares
   2003.......................................... 1,930,931     5.92    11,428     1.50%        1.16%    32.52%
   2002.......................................... 1,779,820     4.47     7,956     1.50%        0.90%   (26.87)%
   2001.......................................... 1,007,056     6.11     6,153     1.50%        0.35%   (24.59)%
 Mid Cap Growth Portfolio -- Service Shares
   2003.......................................... 2,012,209     3.72     7,485     1.50%        0.00%    32.74%
   2002.......................................... 2,245,993     2.80     6,289     1.50%        0.00%   (29.20)%
   2001.......................................... 1,979,779     3.96     7,840     1.50%        0.00%   (40.50)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type VI:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                            --------- ---------- ------- ------------- ---------- ------
 Worldwide Growth Portfolio -- Service Shares
   2003............................................ 2,228,431   $ 5.56   $12,384     1.50%        0.83%    21.83%
   2002............................................ 2,503,755     4.56    11,417     1.50%        0.61%   (26.82)%
   2001............................................ 2,117,193     6.23    13,190     1.50%        0.12%   (23.79)%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2003............................................     3,051    10.41        32     1.50%        3.62%     2.16%
   2002............................................       378    10.19         4     1.50%        0.00%     1.84%
 International Opportunities Portfolio
   2003............................................        24    12.88         0     1.50%        0.32%    30.47%
 Mid Cap Value Portfolio
   2003............................................     1,288    12.97        17     1.50%        0.41%    27.68%
   2002............................................       368    10.16         4     1.50%        0.00%     1.55%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2003............................................ 2,370,780     5.72    13,568     1.50%        0.00%    20.77%
   2002............................................ 2,157,083     4.74    10,225     1.50%        0.00%   (28.80)%
   2001............................................ 1,370,095     6.66     9,125     1.50%        0.05%   (25.97)%
 MFS(R) Investors Trust Series -- Service Class
   Shares
   2003............................................ 1,311,182     7.58     9,942     1.50%        0.44%    20.01%
   2002............................................ 1,008,165     6.32     6,372     1.50%        0.44%   (22.34)%
   2001............................................   591,306     8.14     4,813     1.50%        0.21%   (17.37)%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2003............................................ 2,279,851     7.39    16,854     1.50%        0.00%    31.43%
   2002............................................ 1,656,107     5.62     9,307     1.50%        0.00%   (32.83)%
   2001............................................   643,039     8.37     5,382     1.50%        0.00%    (6.68)%
 MFS(R) Total Return Series -- Service Class Shares
   2003............................................     2,387    11.46        27     1.50%        1.64%    14.27%
 MFS(R) Utilities Series -- Service Class Shares
   2003............................................ 1,772,464     7.72    13,683     1.50%        2.09%    33.54%
   2002............................................ 1,379,854     5.78     7,976     1.50%        2.45%   (24.06)%
   2001............................................   973,433     7.61     7,408     1.50%        1.81%   (25.59)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2003............................................   406,446    12.36     5,023     1.50%        0.00%    23.58%
 Nations Marsico International Opportunities
   Portfolio
   2003............................................   230,441    13.39     3,085     1.50%        0.01%    33.86%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA --
   Service Shares
   2003............................................    31,218    12.00       375     1.50%        0.00%    19.98%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type VI:                                                       Unit Value  000s    Net Assets     Ratio     Return
--------                                               Units   ---------- ------- ------------- ---------- ------
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2003.............................................   123,947   $12.76   $ 1,581     1.50%        0.00%    28.73%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2003............................................. 3,920,479     8.76    34,348     1.50%        0.56%    40.72%
   2002............................................. 2,869,699     6.23    17,878     1.50%        0.39%   (23.53)%
   2001............................................. 1,175,084     8.14     9,565     1.50%        0.19%   (13.50)%
 Oppenheimer Main Street Fund/VA -- Service
   Shares
   2003............................................. 3,157,518     7.93    25,035     1.50%        0.77%    24.54%
   2002............................................. 2,417,368     6.37    15,399     1.50%        0.57%   (20.25)%
   2001............................................. 1,249,865     7.98     9,974     1.50%        0.20%   (11.63)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2003.............................................   153,150    13.39     2,051     1.50%        0.00%    42.08%
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio -- Administrative Class
   Shares
   2003.............................................   467,831    11.82     5,530     1.50%        2.67%     0.73%
   2002.............................................   332,618    11.74     3,905     1.50%        3.57%     6.57%
   2001.............................................    60,992    11.01       672     1.50%        4.24%     5.97%
 High Yield Portfolio -- Administrative Class Shares
   2003............................................. 3,059,826    11.79    36,065     1.50%        7.39%    21.01%
   2002............................................. 1,559,690     9.74    15,191     1.50%        8.21%    (2.67)%
   2001.............................................   455,975    10.01     4,564     1.50%        8.36%     0.81%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2003............................................. 1,894,983    13.73    26,012     1.50%        3.05%     2.34%
   2002............................................. 2,265,357    13.41    30,378     1.50%        7.19%    15.82%
   2001.............................................   734,864    11.58     8,510     1.50%        4.95%     4.26%
 Total Return Portfolio -- Administrative Class
   Shares
   2003............................................. 7,871,654    12.55    98,801     1.50%        2.87%     3.46%
   2002............................................. 6,050,592    12.13    73,394     1.50%        4.44%     7.43%
   2001............................................. 1,662,057    11.29    18,765     1.50%        4.69%     6.74%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II
   2003.............................................     1,465    12.12        18     1.50%        0.00%    21.24%
 Jennison 20/20 Focus Portfolio -- Class II
   2003.............................................     1,058    12.33        13     1.50%        0.00%    23.31%
Rydex Variable Trust:
 OTC Fund
   2003............................................. 2,012,893     3.35     6,752     1.50%        0.00%    43.24%
   2002............................................. 1,244,185     2.34     2,911     1.50%        0.00%   (39.77)%
   2001.............................................   985,138     3.89     3,832     1.50%        0.00%   (36.16)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income    Total
Type VI:                                                 Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                               --------- ---------- ------- ------------- ---------- ------
Salomon Brothers Variable Series Fund Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2003...............................................   227,655   $12.93   $ 2,943     1.50%        0.00%    29.29%
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B
   Shares
   2003...............................................       115    14.98         2     1.50%        0.00%    43.99%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2003............................................... 1,196,175    10.36    12,396     1.50%        0.38%    28.81%
   2002...............................................   221,211     8.05     1,781     1.50%        0.00%   (20.65)%
 Emerging Growth Portfolio -- Class II Shares
   2003...............................................   398,198     9.09     3,620     1.50%        0.00%    25.13%
   2002...............................................    74,860     7.26       543     1.50%        0.00%   (33.67)%

Type VII:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II Shares
   2003...............................................    60,892    12.89       785     1.70%        0.00%    28.86%
 AIM V.I. Capital Appreciation Fund -- Series I
   Shares
   2003...............................................   753,640     5.83     4,391     1.70%        0.00%    27.32%
   2002...............................................   490,960     4.58     2,249     1.70%        0.00%   (25.64)%
   2001...............................................   409,321     6.15     2,517     1.70%        0.00%   (24.59)%
 AIM V.I. Growth Fund -- Series I Shares
   2003...............................................   499,360     4.28     2,135     1.70%        0.00%    29.01%
   2002...............................................   429,559     3.31     1,422     1.70%        0.00%   (32.15)%
   2001...............................................   351,148     4.88     1,714     1.70%        0.38%   (35.02)%
 AIM V.I. Premier Equity Fund -- Series I Shares
   2003............................................... 1,001,733     6.15     6,157     1.70%        0.31%    22.96%
   2002............................................... 1,063,872     5.00     5,319     1.70%        0.37%   (31.45)%
   2001...............................................   818,340     7.29     5,966     1.70%        0.26%   (14.06)%
AllianceBernstein Variable Products Series Fund, Inc.:
 Growth and Income Portfolio -- Class B
   2003............................................... 2,585,197    10.49    27,110     1.70%        0.82%    29.94%
   2002............................................... 1,951,504     8.07    15,749     1.70%        0.55%   (23.59)%
   2001...............................................   825,837    10.56     8,721     1.70%        0.42%    (1.56)%
 Premier Growth Portfolio -- Class B
   2003............................................... 1,076,259     5.36     5,773     1.70%        0.00%    21.27%
   2002............................................... 1,159,015     4.42     5,123     1.70%        0.00%   (32.02)%
   2001...............................................   813,964     6.51     5,299     1.70%        0.00%   (18.81)%
 Quasar Portfolio -- Class B
   2003...............................................   196,320     7.24     1,421     1.70%        0.00%    46.15%
   2002...............................................   134,844     4.95       667     1.70%        0.00%   (33.22)%
   2001...............................................    62,503     7.42       464     1.70%        0.00%   (14.35)%
 Technology Portfolio -- Class B
   2003...............................................    10,640    13.50       144     1.70%        0.00%    41.35%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income    Total
Type VII:                                                Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                              --------- ---------- ------- ------------- ---------- ------
Dreyfus:
 Dreyfus Investment Portfolios-Emerging Markets
   Portfolio -- Initial Shares
   2002...............................................    76,583   $ 7.26   $   556     1.70%        0.95%    (2.17)%
   2001...............................................    63,965     7.43       475     1.70%        2.16%     1.55%
 The Dreyfus Socially Responsible Growth Fund,
   Inc. -- Initial Shares
   2003...............................................   137,028     5.66       776     1.70%        0.11%    23.86%
   2002...............................................   146,590     4.57       670     1.70%        0.24%   (30.16)%
   2001...............................................   127,492     6.55       835     1.70%        0.08%   (23.90)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2003...............................................   132,120    10.08     1,332     1.70%        2.23%     1.21%
   2002...............................................       208     9.96         2     1.70%        0.00%    (0.41)%
 VT Worldwide Health Sciences Fund
   2003...............................................    61,139    12.81       783     1.70%        0.00%    27.77%
   2002...............................................     3,029    10.03        30     1.70%        0.00%     (.29)%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2003...............................................   705,085    10.93     7,709     1.70%        6.21%    19.72%
   2002...............................................   368,364     9.13     3,363     1.70%        8.49%    (0.49)%
   2001...............................................   143,887     9.16     1,318     1.70%        4.03%    (0.36)%
 Federated International Small Company Fund II
   2002...............................................    67,435     4.67       315     1.70%        0.00%   (18.88)%
   2001...............................................    23,627     5.76       136     1.70%        0.00%   (31.21)%
 Federated Kaufmann Fund II -- Service Shares
   2003...............................................   150,615    13.29     2,002     1.70%        0.00%    32.91%
Fidelity Variable Insurance Products Fund (VIP):
 VIP Equity-Income Portfolio -- Service Class 2
   2003............................................... 2,023,475    10.70    21,644     1.70%        1.40%    27.82%
   2002............................................... 1,288,935     8.37    10,788     1.70%        1.20%   (18.56)%
   2001...............................................   570,855    10.28     5,868     1.70%        0.26%    (6.85)%
 VIP Growth Portfolio -- Service Class 2
   2003............................................... 1,629,161     6.04     9,846     1.70%        0.10%    30.29%
   2002...............................................   974,269     4.64     4,521     1.70%        0.12%   (31.48)%
   2001...............................................   603,088     6.77     4,083     1.70%        0.02%   (19.27)%
Fidelity Variable Insurance Products Fund II (VIP II):
 VIP II Contrafund(R) Portfolio -- Service Class 2
   2003............................................... 1,707,386     9.03    15,409     1.70%        0.25%    26.02%
   2002...............................................   918,624     7.16     6,577     1.70%        0.58%   (11.14)%
   2001...............................................   476,256     8.06     3,839     1.70%        0.25%   (13.97)%
Fidelity Variable Insurance Products Fund III (VIP III):
 VIP III Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2003...............................................     1,184    11.82        14     1.70%        0.00%    18.23%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                                            Net Assets     Expenses as a Investment
                                                        ------------------ % of Average    Income    Total
Type VII:                                       Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                     --------- ---------- ------- ------------- ---------- ------
 VIP III Growth & Income Portfolio -- Service
   Class 2
   2003......................................   661,374   $ 8.66   $ 5,730     1.70%        0.90%    21.35%
   2002......................................   503,223     7.14     3,593     1.70%        1.15%   (18.26)%
   2001......................................   280,032     8.74     2,447     1.70%        0.45%   (10.56)%
 VIP III Mid Cap Portfolio -- Service Class 2
   2003...................................... 1,539,654    12.19    18,773     1.70%        0.21%    35.90%
   2002......................................   889,218     8.97     7,976     1.70%        0.67%   (11.56)%
   2001......................................   403,825    10.14     4,096     1.70%        0.00%    (5.16)%
GE Investments Funds, Inc.:
 Income Fund
   2003......................................   693,037    10.82     7,502     1.70%        3.51%     1.84%
   2002......................................   216,173    10.63     2,298     1.70%        3.97%     8.02%
 Mid-Cap Value Equity Fund
   2003...................................... 1,248,595    12.26    15,303     1.70%        1.42%    30.68%
   2002......................................   785,521     9.38     7,368     1.70%        0.84%   (15.23)%
   2001......................................   319,791    11.06     3,537     1.70%        0.92%    (1.39)%
 Money Market Fund
   2003...................................... 1,519,238    10.33    15,698     1.70%        0.82%    (0.93)%
   2002...................................... 1,689,357    10.43    17,620     1.70%        1.49%    (0.25)%
   2001......................................   671,871    10.46     7,028     1.70%        3.77%     2.19%
 Premier Growth Equity Fund
   2003...................................... 1,138,946     8.30     9,454     1.70%        0.21%    26.73%
   2002......................................   454,718     6.55     2,978     1.70%        0.05%   (22.36)%
   2001......................................   203,781     8.44     1,720     1.70%        0.11%   (10.69)%
 Real Estate Securities Fund
   2003......................................    75,216    12.47       938     1.70%        3.71%    24.71%
 S&P 500(R) Index Fund
   2003...................................... 3,607,380     7.50    27,045     1.70%        1.39%    26.10%
   2002...................................... 2,153,221     5.95    12,812     1.70%        1.19%   (23.69)%
   2001...................................... 1,104,277     7.79     8,602     1.70%        0.99%   (13.77)%
 Small-Cap Value Equity Fund
   2003......................................   917,681    12.68    11,636     1.70%        0.08%    22.01%
   2002......................................   528,246    10.39     5,488     1.70%        0.31%   (15.32)%
   2001......................................   181,000    12.27     2,221     1.70%        1.00%     8.09%
 Total Return Fund
   2003......................................   492,594    11.42     5,624     1.70%        1.69%    14.17%
 U.S. Equity Fund
   2003...................................... 1,186,382     8.51    10,093     1.70%        1.00%    21.18%
   2002......................................   791,025     7.02     5,553     1.70%        0.92%   (20.64)%
   2001......................................   374,328     8.85     3,313     1.70%        0.78%   (10.04)%
 Value Equity Fund
   2003......................................   629,017     8.79     5,532     1.70%        1.55%    21.95%
   2002......................................   400,281     7.21     2,886     1.70%        1.11%   (18.97)%
   2001......................................   172,412     8.90     1,534     1.70%        1.35%   (10.31)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income    Total
Type VII:                                                Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                              --------- ---------- ------- ------------- ---------- ------
Greenwich Street Series Fund:
 Salomon Brothers Variable Emerging Growth Fund
   -- Class II
   2003...............................................    17,895   $12.55   $   225     1.70%        0.00%    25.53%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2003............................................... 2,748,253     9.21    25,319     1.70%        1.95%    11.79%
   2002............................................... 1,917,665     8.24    15,802     1.70%        2.24%    (8.26)%
   2001...............................................   972,626     8.98     8,734     1.70%        1.81%    (6.53)%
 Capital Appreciation Portfolio -- Service Shares
   2003...............................................   537,768     6.33     3,405     1.70%        0.24%    18.19%
   2002...............................................   425,478     5.36     2,281     1.70%        0.31%   (17.36)%
   2001...............................................   362,926     6.48     2,352     1.70%        0.31%   (23.17)%
 Global Life Sciences Portfolio -- Service Shares
   2003...............................................   100,391     7.53       756     1.70%        0.00%    24.05%
   2002...............................................   101,020     6.07       613     1.70%        0.00%   (30.75)%
   2001...............................................   103,526     8.76       907     1.70%        0.00%   (18.18)%
 Global Technology Portfolio -- Service Shares
   2003...............................................   467,996     3.43     1,604     1.70%        0.00%    43.99%
   2002...............................................   318,267     2.38       757     1.70%        0.00%   (41.94)%
   2001...............................................   185,853     4.10       762     1.70%        0.00%   (38.39)%
 Growth Portfolio -- Service Shares
   2003...............................................   585,098     5.72     3,345     1.70%        0.00%    29.26%
   2002...............................................   609,116     4.42     2,692     1.70%        0.00%   (27.97)%
   2001...............................................   521,222     6.14     3,200     1.70%        0.00%   (26.19)%
 International Growth Portfolio -- Service Shares
   2003...............................................   593,422     5.88     3,487     1.70%        1.16%    32.25%
   2002...............................................   447,171     4.44     1,985     1.70%        0.90%   (27.02)%
   2001...............................................   264,963     6.09     1,614     1.70%        0.35%   (24.74)%
 Mid Cap Growth Portfolio -- Service Shares
   2003...............................................   488,442     3.69     1,804     1.70%        0.00%    32.48%
   2002...............................................   458,916     2.79     1,280     1.70%        0.00%   (29.34)%
   2001...............................................   386,562     3.95     1,527     1.70%        0.00%   (40.63)%
 Worldwide Growth Portfolio -- Service Shares
   2003...............................................   831,929     5.52     4,590     1.70%        0.83%    21.58%
   2002...............................................   844,883     4.54     3,836     1.70%        0.61%   (26.97)%
   2001...............................................   629,158     6.21     3,907     1.70%        0.12%   (23.94)%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2003...............................................   736,265     5.68     4,184     1.70%        0.00%    20.52%
   2002...............................................   576,645     4.71     2,716     1.70%        0.00%   (28.95)%
   2001...............................................   331,541     6.64     2,201     1.70%        0.05%   (26.12)%
 MFS(R) Investors Trust Series -- Service Class Shares
   2003...............................................   492,435     7.53     3,707     1.70%        0.44%    19.77%
   2002...............................................   376,910     6.29     2,371     1.70%        0.44%   (22.50)%
   2001...............................................   241,953     8.11     1,962     1.70%        0.21%   (17.54)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income    Total
Type VII:                                                Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                              --------- ---------- ------- ------------- ---------- ------
 MFS(R) New Discovery Series -- Service Class Shares
   2003...............................................   781,828   $ 7.34   $ 5,739     1.70%        0.00%    31.16%
   2002...............................................   411,289     5.60     2,303     1.70%        0.00%   (32.96)%
   2001...............................................   155,938     8.35     1,302     1.70%        0.00%    (6.88)%
 MFS(R) Utilities Series -- Service Class Shares
   2003...............................................   730,480     7.66     5,599     1.70%        2.09%    33.27%
   2002...............................................   501,656     5.75     2,885     1.70%        2.45%   (24.21)%
   2001...............................................   303,903     7.59     2,307     1.70%        1.81%   (25.74)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2003...............................................   290,217    12.34     3,582     1.70%        0.00%    23.41%
 Nations Marsico International Opportunities Portfolio
   2003...............................................   115,018    13.37     1,538     1.70%        0.01%    33.68%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA --
   Service Shares
   2003...............................................    17,789    11.94       212     1.70%        0.00%    23.34%
 Oppenheimer Bond Fund/VA
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2003...............................................    56,951    12.44       709     1.70%        0.00%    28.47%
   2002...............................................       100     9.69         1     1.70%        0.00%    (3.13)%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2003............................................... 1,142,590     8.70     9,939     1.70%        0.56%    40.43%
   2002...............................................   691,046     6.19     4,278     1.70%        0.39%   (23.69)%
   2001...............................................   276,877     8.12     2,248     1.70%        0.19%   (13.68)%
 Oppenheimer Main Street Fund/VA -- Service
   Shares
   2003............................................... 1,385,950     7.87    10,911     1.70%        0.77%    24.29%
   2002............................................... 1,005,473     6.33     6,365     1.70%        0.57%   (20.41)%
   2001...............................................   473,200     7.95     3,762     1.70%        0.20%   (11.81)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2003...............................................   120,040    13.32     1,599     1.70%        0.00%    41.79%
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio -- Administrative Class
   Shares
   2003...............................................   154,491    11.74     1,813     1.70%        2.67%     0.52%
   2002...............................................    82,184    11.68       960     1.70%        3.57%     6.35%
   2001...............................................    16,136    10.98       177     1.70%        4.24%     5.76%
 High Yield Portfolio -- Administrative Class Shares
   2003............................................... 1,522,099    11.70    17,813     1.70%        7.39%    20.76%
   2002...............................................   541,743     9.69     5,249     1.70%        8.21%    (2.87)%
   2001...............................................   207,597     9.98     2,072     1.70%        8.36%     0.60%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type VII:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                           --------- ---------- ------- ------------- ---------- ------
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2003............................................ 1,205,322   $13.63   $16,428     1.70%        3.05%     2.13%
   2002............................................ 1,088,846    13.35    14,536     1.70%        7.19%    15.58%
   2001............................................   386,285    11.55     4,462     1.70%        4.95%     4.05%
 Total Return Portfolio -- Administrative Class
   Shares
   2003............................................ 4,353,956    12.46    54,261     1.70%        2.87%     3.25%
   2002............................................ 2,751,630    12.07    33,212     1.70%        4.44%     7.22%
   2001............................................   810,937    11.26     9,131     1.70%        4.69%     6.52%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II
   2003............................................     1,832    12.11        22     1.70%        0.00%    21.08%
 Jennison 20/20 Focus Portfolio -- Class II
   2003............................................     2,027    12.31        25     1.70%        0.00%    23.14%
Rydex Variable Trust:
 OTC Fund
   2003............................................   825,009     3.33     2,748     1.70%        0.00%    42.95%
   2002............................................   329,408     2.33       768     1.70%        0.00%   (39.89)%
   2001............................................   239,875     3.88       931     1.70%        0.00%   (36.29)%
Salomon Brothers Variable Series Fund Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2003............................................   112,510    12.91     1,453     1.70%        0.00%    29.12%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2003............................................   667,800    10.33     6,897     1.70%        0.38%    28.55%
   2002............................................   130,719     8.03     1,050     1.70%        0.00%   (20.81)%
 Emerging Growth Portfolio -- Class II Shares
   2003............................................   162,892     9.06     1,476     1.70%        0.00%    24.88%
   2002............................................    28,218     7.25       205     1.70%        0.00%   (33.80)%

Type VIII:
----------
GE Investments Funds, Inc.:
 Total Return Fund
   2003............................................ 4,540,351    10.90    49,490     1.50%        1.69%    18.48%
   2002............................................   616,931     9.20     5,676     1.50%        2.28%    (8.01)%

Type IX:
--------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II Shares
   2003............................................   197,609    12.91     2,551     1.45%        0.00%    29.08%
 AIM V.I. Capital Appreciation Fund -- Series I
   Shares
   2003............................................    56,467    12.27       693     1.45%        0.00%    22.74%
 AIM V.I. Premier Equity Fund -- Series I Shares
   2003............................................    38,071    11.79       449     1.45%        0.31%    17.91%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income   Total
Type IX:                                                  Units  Unit Value  000s    Net Assets     Ratio    Return
--------                                                 ------- ---------- ------- ------------- ---------- ------
AllianceBernstein Variable Products Series Fund, Inc.:
 Growth and Income Portfolio -- Class B
   2003................................................. 564,218   $12.30   $ 6,940     1.45%        0.82%   22.99%
 Premier Growth Portfolio -- Class B
   2003.................................................  73,654    11.50       847     1.45%        0.00%   14.99%
 Technology Portfolio -- Class B
   2003.................................................  72,698    13.18       958     1.45%        0.00%   31.83%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2003................................................. 352,412    10.14     3,573     1.45%        2.23%    1.39%
 VT Worldwide Health Sciences Fund
   2003................................................. 126,289    11.91     1,504     1.45%        0.00%   19.06%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2003................................................. 171,365    10.99     1,884     1.45%        6.21%    9.92%
 Federated Kaufmann Fund II -- Service Shares
   2003................................................. 256,511    13.31     3,415     1.45%        0.00%   33.13%
Fidelity Variable Insurance Products Fund (VIP):
 VIP Equity-Income Portfolio -- Service Class 2
   2003................................................. 570,477    12.58     7,178     1.45%        1.40%   25.83%
 VIP Growth Portfolio -- Service Class 2
   2003................................................. 357,532    12.45     4,452     1.45%        0.10%   24.53%
Fidelity Variable Insurance Products Fund II (VIP II):
 VIP II Contrafund(R) Portfolio -- Service Class 2
   2003................................................. 413,897    12.40     5,130     1.45%        0.25%   23.95%
Fidelity Variable Insurance Products Fund III (VIP III):
 VIP III Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2003.................................................  10,231    11.84       121     1.45%        0.00%   18.43%
 VIP III Growth & Income Portfolio -- Service Class 2
   2003................................................. 163,238    11.45     1,869     1.45%        0.90%   14.51%
 VIP III Mid Cap Portfolio -- Service Class 2
   2003................................................. 573,236    13.93     7,985     1.45%        0.21%   39.31%
GE Investments Funds, Inc.:
 Income Fund
   2003................................................. 401,810    10.03     4,032     1.45%        3.51%    0.34%
 Mid-Cap Value Equity Fund
   2003................................................. 338,175    12.90     4,363     1.45%        1.42%   29.03%
 Money Market Fund
   2003................................................. 635,992     9.95     6,327     1.45%        0.82%   (0.52)%
 Premier Growth Equity Fund
   2003................................................. 515,742    12.11     6,245     1.45%        0.21%   21.09%
 Real Estate Securities Fund
   2003................................................. 194,020    12.49     2,424     1.45%        3.71%   24.92%
 S&P 500(R) Index Fund
   2003................................................. 873,981    12.14    10,610     1.45%        1.39%   21.40%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income   Total
Type IX:                                                 Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                               --------- ---------- ------- ------------- ---------- ------
 Small-Cap Value Equity Fund
   2003...............................................   333,700   $12.83   $ 4,281     1.45%        0.08%   28.28%
 Total Return Fund
   2003............................................... 1,658,489    11.44    18,967     1.45%        1.69%   14.37%
 U.S. Equity Fund
   2003...............................................   246,040    11.75     2,890     1.45%        1.00%   17.47%
 Value Equity Fund
   2003...............................................   130,426    11.87     1,548     1.45%        1.55%   18.66%
Greenwich Street Series Fund:
 Salomon Brothers Variable Emerging Growth
   Fund -- Class II
   2003...............................................    42,051    12.57       529     1.45%        0.00%   25.74%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2003...............................................   323,459    10.92     3,533     1.45%        1.95%    9.24%
 Capital Appreciation Portfolio -- Service Shares
   2003...............................................    65,234    11.66       760     1.45%        0.24%   16.56%
 International Growth Portfolio -- Service Shares
   2003...............................................    84,483    13.56     1,146     1.45%        1.16%   35.60%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2003...............................................   164,342    11.47     1,885     1.45%        0.00%   14.69%
 MFS(R) Investors Trust Series -- Service Class Shares
   2003...............................................    97,273    11.68     1,136     1.45%        0.44%   16.77%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2003...............................................   193,803    12.74     2,468     1.45%        0.00%   27.35%
 MFS(R) Utilities Series -- Service Class Shares
   2003...............................................   125,205    12.29     1,538     1.45%        2.09%   22.88%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2003...............................................   346,671    12.36     4,286     1.45%        0.00%   23.62%
 Nations Marsico International Opportunities
   Portfolio
   2003...............................................   155,646    13.39     2,084     1.45%        0.01%   33.90%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA --
   Service Shares
   2003...............................................    65,369    12.00       785     1.45%        0.00%   20.02%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2003...............................................   183,859    12.31     2,263     1.45%        0.00%   23.09%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2003...............................................   352,598    14.14     4,986     1.45%        0.56%   41.41%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income   Total
Type IX:                                               Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                             --------- ---------- ------- ------------- ---------- ------
 Oppenheimer Main Street Fund/VA -- Service
   Shares
   2003.............................................   194,738   $12.09   $ 2,355     1.45%        0.77%   20.94%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2003.............................................   162,753    13.71     2,231     1.45%        0.00%   37.09%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2003.............................................   695,216    10.86     7,553     1.45%        7.39%    8.64%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2003.............................................   272,805    10.06     2,743     1.45%        3.05%    0.55%
 Total Return Portfolio -- Administrative Class
   Shares
   2003............................................. 1,323,651    10.10    13,366     1.45%        2.87%    0.98%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II
   2003.............................................    10,293    12.13       125     1.45%        0.00%   21.28%
 Jennison 20/20 Focus Portfolio -- Class II
   2003.............................................       547    12.34         7     1.45%        0.00%   23.35%
Rydex Variable Trust:
 OTC Fund
   2003.............................................    75,902    12.80       972     1.45%        0.00%   28.02%
Salomon Brothers Variable Series Fund Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2003.............................................    82,461    12.93     1,067     1.45%        0.00%   29.34%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2003.............................................   391,710    12.51     4,901     1.45%        0.38%   25.12%
 Emerging Growth Portfolio -- Class II Shares
   2003.............................................    95,304    11.84     1,128     1.45%        0.00%   18.41%

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a) Financial Statements

(b) Exhibits

(1)(a)      Resolution of Board of Directors of The Life Insurance Company of Virginia authorizing the establishment of the Variable Account. Previously filed on May 1, 1998 with Post-Effective
            Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-
            76334.

(1)(a)(i)   Resolution of Board of Directors of GE Life and Annuity Assurance Company authorizing the change in name of Life of Virginia Separate Account 4 to GE Life and Annuity Separate Account 4.
            Previously filed on July 17, 1998 with Post-Effective Amendment No. 11 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 033-76334.

(1)(b)      Resolution of Board of Directors of GE Life and Annuity Assurance Company authorizing the establishment of an additional investment subaccount of the Variable Account, investing in shares of
            GE Total Return Fund of GE Investments Funds, Inc. Previously filed on October 31, 2001 with initial filing to Form S-6 for GE Life & Annuity Separate Account II, Registration No. 333-72572.

(2)         Not applicable.

(3)(a)      Underwriting Agreement dated December 1, 2001 between GE Life and Annuity Assurance
            Company and Capital Brokerage Corporation. Previously filed on December 13, 2001 with Pre-
            Effective No. 1 to Form S-1 for GE Life and Annuity Assurance Company, Registration No. 333-
            69620.

(3)(b)      Dealer Sales Agreement. Previously filed on December 13, 2001 with Pre-Effective No. 1 to Form
            S-1 for GE Life and Annuity Assurance Company, Registration No. 333-69620.

(4)(a)(i)   Contract Form P1161 3/01. Previously filed on January 15, 2002 with Pre-Effective Amendment No.
            1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-67904.

(4)(b)(i)   Waiver of Scheduled Purchase Payments Upon Disability Rider P5163 3/01. Previously filed on
            January 15, 2002 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate
            Account 4, Registration No. 333-67904.

(4)(a)(ii)  Waiver of Scheduled Purchase Payments Upon Unemployment Rider P5164 3/01. Previously filed on January 15, 2002 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 333-67904.

(4)(b)(iii) Waiver of Scheduled Purchase Payments Joint Annuity Life Rider P5165 3/01. Previously filed on
            January 15, 2002 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate
            Account 4, Registration No. 333-67904.

(4)(b)(iv)  Guaranteed Minimum Income Payment Endorsement P5168 3/01. Previously filed on January 15,
            2002 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 333-67904.

(4)(b)(v)   Joint Annuitant Endorsement P5219 1/03. Previously filed on February 18, 2003 with Post-Effective
            Amendment No. 2 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-
            67904.


 (4)(b)(vi)  Funding Annuity Endorsement P5230 1/03. Previously filed on February 18, 2003 with Post-
             Effective Amendment No. 2 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
             No. 333-67904.

 (5)         Variable Annuity Application Form 18087 8/2001. Previously filed on January 16, 2002 with Pre-
             Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
             No. 333-67904.

 (5)(a)      Form of Additional Payment Allocation Request. Previously filed on January 16, 2002 with Pre-
             Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
             No. 333-67904.

 (5)(b)      Variable Annuity Application -- Additional Riders Form 18087RDR 8/2001. Previously filed on
             January 16, 2002 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
             Separate Account 4, Registration No. 333-67904.

 (6)(a)      Amended and Restated Articles of Incorporation of GE Life and Annuity Assurance Company.
             Previously filed on September 1, 2000 with Post-Effective Amendment No. 1 to Form N-4 for GE
             Life & Annuity Separate Account 4, Registration No. 333-31172.

 (6)(b)      Amended and Restated By-laws of GE Life and Annuity Assurance Company dated May 1, 2000.
             Previously filed on September 1, 2000 with Post-Effective Amendment No. 1 to Form N-4 for GE
             Life & Annuity Separate Account 4, Registration No. 333-31172.

 (7)         Reinsurance Agreement. Previously filed on April 17, 2003 with Post-Effective Amendment No. 3 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-67904.

 (8)(a)(i)   Participation Agreement between GE Investments Funds, Inc. and The Life Insurance Company of
             Virginia. Previously filed on December 18, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (8)(a)(ii)  Amendment to Participation Agreement between GE Investments Funds, Inc. and GE Life and
             Annuity Assurance Company. Previously filed on April 30, 1999 with Pre-Effective Amendment
             No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (8)(a)(iii) Amendment to Participation Agreement between GE Investments Funds, Inc., and GE Life and
             Annuity Assurance Company. Previously filed on June 2, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life and Annuity Separate Account 4, Registration No. 333-31172.

 (9)         Opinion and Consent of Counsel. Filed herewith.

(10)         Consent of Independent Auditors. Filed herewith.

(11)         Not applicable.

(12)         Not applicable.

(13)         Schedule Showing Computation for Performance Data. Previously filed on April 22, 2002 with
             Post-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4,
             Registration No. 333-67902.

(14)         Power of Attorney dated March 30, 2004. Filed herewith.

Item 25.  Directors and Officers of GE Life and Annuity Assurance Company

   Pamela S. Schutz.... Director, President and Chief Executive Officer

   Paul A. Haley....... Director, Senior Vice President and Chief Actuary

   Leon E. Roday(1).... Director and Senior Vice President

   Elliot A. Rosenthal. Director and Senior Vice President

   Geoffrey S. Stiff... Director and Senior Vice President

   Thomas M. Stinson(2) Director and Senior Vice President

   Thomas E. Duffy..... Senior Vice President, General Counsel and Secretary

   Kelly L. Groh....... Senior Vice President and Chief Financial Officer

   John E. Karaffa..... Vice President and Controller

   Gary T. Prizzia(1).. Treasurer


(1) The principal business address is GE Financial Assurance Holdings, Inc., 6604 W. Broad Street, Richmond, Virginia 23230.


(2) The principal business address is GE Financial Assurance, 6630 W. Broad Street, Richmond, Virginia 23230.


The principal business address for those listed above is GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]

Item 27.  Number of Contractowners


   As of March 1, 2004 there were 5,638 owners of Qualified Contracts and 3,051 owners of Non-Qualified Contracts.


Item 28.  Indemnification

   Section 13.1-698 and 13.1-702 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Article V of the Amended and Restated Articles of Incorporation of GE Life and Annuity Assurance Company further provides that:

      (a) The Corporation shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgements [sic], fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, and with respect to any criminal action, had no cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgement [sic], order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, believed his conduct unlawful.

      (b) The Corporation shall indemnify each director, officer or employee of the Corporation who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgement [sic] in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

      (c) Any indemnification under subsections (a) and (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) and (b). Such determination shall be made (1) by the Board of Directors of the Corporation by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding, or (2) if such a quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (3) by the stockholders of the Corporation.

      (d) Expenses (including attorneys' fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in subsection (c) upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Corporation unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article.

      (e) The Corporation shall have the power to make any other or further indemnity to any person referred to in this section except an indemnity against gross negligence or willful misconduct.

      (f) Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Corporation and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

      (g) The foregoing rights and indemnification shall not be exclusive of any other rights and indemnification to which the directors, officers and employees of the Corporation may be entitled according to law.

                                     * * *

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter


   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through GE Life & Annuity Separate Accounts I, II, III and 4.

   (b) Management



        Name                     Address               Positions and Offices with Underwriter
        ----                     -------               --------------------------------------
Robert T. Methven.... 3001 Summer Street, 2nd Floor, President and Chief Executive Officer
                      Stamford, CT 06905
Geoffrey S. Stiff.... 6610 W. Broad St.              Director and Senior Vice President
                      Richmond, VA 23230
James J. Buddle...... 6620 W. Broad St.              Director
                      Richmond, VA 23230
William E. Daner, Jr. 6610 W. Broad St.              Vice President, Counsel and Secretary
                      Richmond, VA 23230
Gary T. Prizzia...... 6620 W. Broad Street           Treasurer
                      Richmond, VA 23230
Edward J. Wiles, Jr.. 3001 Summer Street, 2nd Floor, Senior Vice President and Chief Compliance
                      Stamford, CT 06905             Officer
Kelly L. Groh........ 6610 W. Broad Street           Vice President and Chief Financial Officer
                      Richmond, Virginia 23230
Richard P. McKenney.. 6620 W. Broad St.              Senior Vice President
                      Richmond, VA 23230
John E. Karaffa...... 6610 W. Broad St.              Vice President, Controller and Financial &
                      Richmond, VA 23230             Operations Principal


Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by GE Life and Annuity Assurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   All management contracts are discussed in Part A or Part B of this Registration Statement.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to GE Life & Annuity at the address or phone number listed in the Prospectus.

   (d) GE Life and Annuity Assurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Life and Annuity Assurance Company.

  STATEMENT PURSUANT TO RULE 6c-7 OF THE INVESTMENT COMPANY ACT OF 1940

   GE Life and Annuity Assurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, GE Life and Annuity Assurance Company and the GE Life & Annuity Separate Account 4 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

   GE Life and Annuity Assurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and State of Virginia, on the 26th day of April, 2004.


                                          GE LIFE & ANNUITY SEPARATE ACCOUNT 4
                                          (Registrant)


                                                   /s/  GEOFFREY S. STIFF

                                          By: __________________________________

                                                     Geoffrey S. Stiff


                                             Director and Senior Vice President

                                               GE Life and Annuity Assurance
                                                          Company

                                          GE LIFE AND ANNUITY ASSURANCE COMPANY
                                          (Depositor)


                                                   /s/  GEOFFREY S. STIFF

                                          By: __________________________________

                                                     Geoffrey S. Stiff


                                             Director and Senior Vice President

                                               GE Life and Annuity Assurance
                                                          Company

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


            Name                           Title                   Date
            ----                           -----                   ----

               *               Director, President and Chief  April 26, 2004
-----------------------------    Executive Officer
      Pamela S. Schutz

               *               Director, Senior Vice          April 26, 2004
-----------------------------    President and Chief Actuary
        Paul A. Haley

               *               Director and Senior Vice       April 26, 2004
-----------------------------    President
        Leon E. Roday

               *               Director and Senior Vice       April 26, 2004
-----------------------------    President
     Elliot A. Rosenthal

   /s/  GEOFFREY S. STIFF      Director and Senior Vice       April 26, 2004
-----------------------------    President
      Geoffrey S. Stiff

               *               Director and Senior Vice       April 26, 2004
-----------------------------    President
      Thomas M. Stinson

               *               Senior Vice President,         April 26, 2004
-----------------------------    General Counsel and
       Thomas E. Duffy           Secretary

               *               Senior Vice President and      April 26, 2004
-----------------------------    Chief Financial Officer
        Kelly L. Groh

            Name                           Title                   Date
            ----                           -----                   ----

               *               Vice President and Controller  April 26, 2004
-----------------------------
       John E. Karaffa





*By: /s/  GEOFFREY S. STIFF , pursuant to Power of Attorney executed on March 30, 2004. -------------------------
     ----------------------
       Geoffrey S. Stiff